UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO All Asset All Authority Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%	$1,153

Total Short-Term Instruments (Cost $1,153)	1,153

Total Investments in Securities (Cost $1,153)	1,153

	SHARES
INVESTMENTS IN AFFILIATES 99.7%
MUTUAL FUNDS (a) 99.4%
PIMCO CommoditiesPLUS® Strategy Fund	4,394,677	31,730
PIMCO CommodityRealReturn Strategy Fund®	10,016,292	42,569
PIMCO Credit Absolute Return Fund	489,746	4,907
PIMCO Diversified Income Fund	43,216	471
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	5,502,257	51,941
PIMCO Emerging Local Bond Fund	12,434,170	98,479
PIMCO Emerging Markets Bond Fund	282,746	2,892
PIMCO Emerging Markets Corporate Bond Fund	88,633	932
PIMCO Emerging Markets Currency Fund	13,878,017	126,151
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	10,041,949	97,708
PIMCO EqS Pathfinder Fund®	1,193,538	11,446
PIMCO EqS® Long/Short Fund	320,078	3,914
PIMCO Floating Income Fund	396,603	3,276
PIMCO Foreign Bond Fund (Unhedged)	358,027	3,444
PIMCO Fundamental Advantage Absolute Return Strategy Fund	11,727,532	42,454
PIMCO Fundamental IndexPLUS® AR Fund	344,648	2,261
PIMCO Global Advantage® Strategy Bond Fund	251,604	2,612
PIMCO High Yield Fund	3,303,381	30,523
PIMCO High Yield Spectrum Fund	3,321,449	33,713
PIMCO Income Fund	5,247,715	65,072
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,102,573	18,818
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	130	1
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	4,593,427	46,485
PIMCO Investment Grade Corporate Bond Fund	1,890,025	20,374
PIMCO Long Duration Total Return Fund	688,923	8,474
PIMCO Long-Term Credit Fund	397,425	5,274
PIMCO Long-Term U.S. Government Fund	2,617	30
PIMCO Low Duration Fund	752,262	7,590
PIMCO Low Volatility RAFI®-PLUS AR Fund	1,876,096	20,281
PIMCO Mortgage Opportunities Fund	626,728	6,988
PIMCO Real Return Asset Fund	8,348,967	71,133
PIMCO Real Return Fund	1,294,318	14,315
PIMCO RealEstateRealReturn Strategy Fund	6,145,862	25,628
PIMCO Senior Floating Rate Fund	3,066,996	30,885
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	563,339	6,980
PIMCO Total Return Fund	1,015,289	11,026
PIMCO TRENDS Managed Futures Strategy Fund	213,476	2,387
PIMCO Unconstrained Bond Fund	2,717,062	30,377
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	3,955,318	36,745
PIMCO Worldwide Long/Short Fundamental Strategy Fund	7,314,399	71,827

Total Mutual Funds (Cost $1,145,845)		1,092,113

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	20,000	867
PIMCO Low Duration Active Exchange-Traded Fund	26,137	2,659

Total Exchange-Traded Funds (Cost $3,724)		3,526

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS (a) 0.3%
PIMCO Government Money Market Fund	2,695,672	2,696

Total Mutual Funds (Cost $2,696)		2,696

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,104	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $1,152,365)		1,098,435

Total Investments 100.1% (Cost $1,153,518)		$1,099,588
Other Assets and Liabilities, net (0.1%)		(1,370)

Net Assets 100.0%		$1,098,218

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$1,153	Fannie Mae 2.170% due 10/17/2022	$(15)	$1,153	$1,153
					Freddie Mac 2.080% due 10/17/2022	(1,164)

Total Repurchase Agreements						$(1,179)	$1,153	$1,153

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,153	$0	$1,153
	$0	$1,153	$0	$1,153

Investments in Affiliates, at Value
Mutual Funds	1,092,113	0	0	1,092,113
Exchange-Traded Funds	3,526	0	0	3,526
Short-Term Instruments
Mutual Funds	2,696	0	0	2,696
Central Funds Used for Cash Management Purposes	100	0	0	100

	$1,098,435	$0	$0	$1,098,435

Total Investments	$1,098,435	$1,153	$0	$1,099,588

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset All Authority Portfolio

March 31, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 139.1%
MUTUAL FUNDS (a) 139.1%
PIMCO CommoditiesPLUS® Strategy Fund	72,526	$524
PIMCO CommodityRealReturn Strategy Fund®	104,130	443
PIMCO Credit Absolute Return Fund	12,236	123
PIMCO Diversified Income Fund	863	9
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	84,960	802
PIMCO Emerging Local Bond Fund	173,702	1,376
PIMCO Emerging Markets Bond Fund	5,537	57
PIMCO Emerging Markets Corporate Bond Fund	2,423	25
PIMCO Emerging Markets Currency Fund	167,052	1,518
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	135,513	1,319
PIMCO EqS Pathfinder Fund®	15,488	149
PIMCO EqS® Long/Short Fund	6,685	82
PIMCO Floating Income Fund	2,556	21
PIMCO Foreign Bond Fund (Unhedged)	6,099	59
PIMCO Fundamental Advantage Absolute Return Strategy Fund	194,944	706
PIMCO Fundamental IndexPLUS® AR Fund	11,429	75
PIMCO Global Advantage® Strategy Bond Fund	1,998	21
PIMCO High Yield Fund	43,836	405
PIMCO High Yield Spectrum Fund	58,084	590
PIMCO Income Fund	86,255	1,070
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	36,955	331
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	82,645	836
PIMCO Investment Grade Corporate Bond Fund	23,901	258
PIMCO Long Duration Total Return Fund	2,559	31
PIMCO Long-Term Credit Fund	1,108	15
PIMCO Long-Term U.S. Government Fund	403	5
PIMCO Low Duration Fund	20,726	209
PIMCO Low Volatility RAFI®-PLUS AR Fund	31,107	336
PIMCO Mortgage Opportunities Fund	9,532	106
PIMCO Real Return Asset Fund	95,342	812
PIMCO Real Return Fund	17,395	192
PIMCO RealEstateRealReturn Strategy Fund	81,348	339
PIMCO Senior Floating Rate Fund	85,544	861
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,824	109
PIMCO StocksPLUS® AR Short Strategy Fund	1,059,168	2,478
PIMCO Total Return Fund	17,053	185
PIMCO TRENDS Managed Futures Strategy Fund	2,983	33
PIMCO Unconstrained Bond Fund	37,743	422
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	55,371	514
PIMCO Worldwide Long/Short Fundamental Strategy Fund	95,200	935

Total Mutual Funds (Cost $19,580)		18,381

Total Investments in Affiliates (Cost $19,580)		18,381

Total Investments 139.1% (Cost $19,580)		$18,381
Other Assets and Liabilities, net (39.1%)		(5,169)

Net Assets 100.0%		$13,212

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Affiliates, at Value
Mutual Funds	$18,381	$0	$0	$18,381

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.1%
CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 5.8%
Ally Financial, Inc.
3.250% due 02/13/2018		$1,350	$1,338
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	200	229
Banco Santander S.A.
6.250% due 09/11/2021 (c)		100	108
Bankia S.A.
0.255% due 01/25/2016		200	215
3.500% due 12/14/2015		1,600	1,760
3.500% due 01/17/2019		700	820
Barclays Bank PLC
2.010% due 12/21/2020	MXN	2,500	160
BNP Paribas S.A.
0.566% due 11/07/2015		$4,900	4,904
BPCE S.A.
0.826% due 11/18/2016		2,800	2,806
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	600	664
2.875% due 05/19/2016		1,400	1,536
Citigroup, Inc.
0.775% due 05/01/2017		$6,800	6,785
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	114
Eksportfinans ASA
2.375% due 05/25/2016		$800	805
NBG Finance PLC
4.375% due 04/30/2019	EUR	300	207
Rabobank Group
4.000% due 09/10/2015	GBP	1,400	2,106
Turkiye Garanti Bankasi A/S
2.757% due 04/20/2016		$100	100
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		200	165

			24,822

INDUSTRIALS 0.5%
Canadian Natural Resources Ltd.
0.648% due 03/30/2016		1,200	1,199
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	602
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		$100	100
Veolia Environnement S.A.
1.750% due 06/17/2015	EUR	118	127

			2,028

UTILITIES 2.5%
AT&T, Inc.
0.693% due 03/30/2017		$3,150	3,146
BellSouth Corp.
4.182% due 04/26/2021		5,200	5,209
Electricite de France S.A.
0.717% due 01/20/2017		400	401
1.150% due 01/20/2017		100	100
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		400	317
Petrobras Global Finance BV
1.881% due 05/20/2016		100	95
2.631% due 03/17/2017		100	92
4.875% due 03/17/2020		1,000	901
6.625% due 01/16/2034	GBP	100	125
Rosneft Finance S.A.
6.625% due 03/20/2017		$100	101

			10,487

Total Corporate Bonds & Notes (Cost $39,616)			37,337

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.524% due 05/25/2042		7	7

0.854% due 02/25/2041	851	863
1.328% due 10/01/2044	8	8
2.194% due 05/25/2035	65	68
2.488% due 11/01/2034	47	50
4.919% due 07/01/2035	40	42
5.182% due 11/01/2035	45	48
5.345% due 01/01/2036	119	125
Freddie Mac
0.405% due 02/15/2019	155	155
0.434% due 08/25/2031	2	2
0.625% due 08/15/2033	745	747
1.314% due 02/25/2045	97	99
1.986% due 09/01/2036 †	273	290
2.091% due 07/01/2036 †	247	261
2.150% due 10/01/2036 †	105	112
2.372% due 01/01/2034	8	9
Freddie Mac Strips
0.625% due 09/15/2042	2,136	2,150
Ginnie Mae
0.476% due 03/20/2037	1,062	1,065
NCUA Guaranteed Notes
0.621% due 10/07/2020	687	691
0.735% due 12/08/2020	1,205	1,216
Small Business Administration
5.510% due 11/01/2027	410	463

Total U.S. Government Agencies (Cost $8,344)		8,471

U.S. TREASURY OBLIGATIONS 92.0%
U.S. Treasury Bonds
2.500% due 02/15/2045	3,400	3,371
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)	69,974	70,712
0.125% due 04/15/2017 (g)	3,911	3,983
0.125% due 04/15/2018 (e)	67,983	69,391
0.250% due 01/15/2025	4,441	4,482
0.500% due 04/15/2015 (e)(g)	1,403	1,406
0.625% due 07/15/2021 (e)	66,579	69,876
0.625% due 02/15/2043 (i)	915	900
0.750% due 02/15/2042	724	735
0.750% due 02/15/2045	2,382	2,432
1.250% due 07/15/2020 (e)	45,463	49,342
1.375% due 01/15/2020 (g)	6,004	6,498
1.375% due 02/15/2044 (i)	201	237
1.875% due 07/15/2019 (g)	4,324	4,773
2.000% due 01/15/2016	4,652	4,773
2.000% due 01/15/2016 (g)†	12,976	13,313
2.125% due 01/15/2019 (g)(i)	2,286	2,518
2.125% due 02/15/2041 (i)	107	144
2.375% due 01/15/2017 (e)(g)†	11,591	12,286
2.375% due 01/15/2025	4,526	5,496
2.375% due 01/15/2027 (i)	348	430
2.500% due 01/15/2029 (e)	1,961	2,511
2.625% due 07/15/2017 †	55,294	60,062
3.875% due 04/15/2029 (i)	768	1,130
3.875% due 04/15/2029 †	142	209

Total U.S. Treasury Obligations (Cost $390,916)		391,010

MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Mortgage Trust
2.315% due 11/25/2034	87	84
2.678% due 06/25/2035	173	166
Banc of America Re-REMIC Trust
5.592% due 06/24/2050	279	290
BCAP LLC Trust
5.250% due 08/26/2037	1,155	1,206
5.419% due 03/26/2037	475	468
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035	33	33
2.515% due 03/25/2035	25	26
2.618% due 01/25/2035	422	415
2.641% due 03/25/2035	127	124
2.680% due 03/25/2035	101	102
2.807% due 01/25/2035	444	446
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	65	65
2.280% due 09/25/2035	76	76
2.510% due 10/25/2035	631	627
2.715% due 09/25/2037 ^	632	570
Countrywide Alternative Loan Trust
0.344% due 05/25/2047	2,232	1,886
0.371% due 12/20/2046	2,009	1,515
6.000% due 02/25/2037 ^	276	217

Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 11/19/2033		6	6
2.590% due 08/25/2034		47	41
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		296	307
5.467% due 09/18/2039		754	782
DBUBS Mortgage Trust
3.386% due 07/10/2044		4,688	4,801
First Horizon Alternative Mortgage Securities Trust
2.219% due 06/25/2034		20	20
Granite Mortgages PLC
0.946% due 09/20/2044	GBP	111	164
Greenpoint Mortgage Funding Trust
0.444% due 11/25/2045		$12	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		3,180	3,249
GSR Mortgage Loan Trust
2.752% due 01/25/2035		86	82
HarborView Mortgage Loan Trust
0.418% due 03/19/2036		68	50
IndyMac Mortgage Loan Trust
2.751% due 11/25/2035 ^		233	210
JPMorgan Mortgage Trust
2.538% due 02/25/2035		177	177
2.540% due 07/25/2035		75	75
2.548% due 08/25/2035		111	110
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		150	165
MASTR Adjustable Rate Mortgages Trust
2.667% due 11/21/2034		60	61
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.915% due 09/15/2030		220	218
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035		222	216
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	107
Morgan Stanley Capital Trust
5.909% due 06/11/2049		24	26
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		89	90
Residential Accredit Loans, Inc. Trust
1.481% due 09/25/2045		198	169
Royal Bank of Scotland Capital Funding Trust
6.028% due 12/16/2049		539	564
Sequoia Mortgage Trust
0.376% due 07/20/2036		469	439
Structured Adjustable Rate Mortgage Loan Trust
1.528% due 01/25/2035		19	15
2.545% due 02/25/2034		27	27
2.587% due 12/25/2034		130	127
Structured Asset Mortgage Investments Trust
0.838% due 10/19/2034		28	27
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,642
WaMu Mortgage Pass-Through Certificates Trust
0.898% due 05/25/2047		319	274
2.392% due 12/25/2035		259	240
5.049% due 08/25/2035		34	33
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		97	98
2.580% due 03/25/2036 ^		259	252

Total Mortgage-Backed Securities (Cost $21,840)			23,190

ASSET-BACKED SECURITIES 4.7%
Aquilae CLO PLC
0.401% due 01/17/2023	EUR	189	202
Carrington Mortgage Loan Trust
0.494% due 10/25/2035		$12	12
CIFC Funding Ltd.
0.516% due 05/10/2021		2,465	2,455
0.522% due 03/01/2021		336	334
Countrywide Asset-Backed Certificates
0.354% due 07/25/2036		802	789
0.421% due 04/25/2036		70	70
4.569% due 04/25/2036		464	471
Credit-Based Asset Servicing and Securitization LLC
0.294% due 07/25/2037		20	13
Elm CLO Ltd.
1.676% due 01/17/2023		2,100	2,100
First Franklin Mortgage Loan Trust
0.554% due 09/25/2035		34	35
0.854% due 11/25/2035		2,481	2,470

GSAMP Trust
0.244% due 12/25/2036		72	40
LCM Ltd.
0.495% due 03/21/2019		280	279
Magi Funding PLC
0.429% due 04/11/2021	EUR	106	114
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$143	117
North Carolina State Education Assistance Authority
0.706% due 10/26/2020		170	171
OneMain Financial Issuance Trust
2.470% due 09/18/2024		2,900	2,893
Penta CLO S.A.
0.398% due 06/04/2024	EUR	837	891
SLM Student Loan Trust
0.296% due 04/25/2019		$2,200	2,189
1.756% due 04/25/2023		3,052	3,132
Structured Asset Securities Corp. Mortgage Loan Trust
1.672% due 04/25/2035		440	421
Symphony CLO Ltd.
0.497% due 05/15/2019		519	516
Wood Street CLO BV
0.339% due 03/29/2021	EUR	51	54

Total Asset-Backed Securities (Cost $19,239)			19,768

SOVEREIGN ISSUES 16.0%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		100	79
Autonomous Community of Catalonia
4.950% due 02/11/2020		100	123
Colombian TES
3.000% due 03/25/2033 (b)	COP	1,485,226	503
France Government Bond
0.100% due 07/25/2021 (b)	EUR	2,097	2,422
0.250% due 07/25/2018 (b)		102	116
0.700% due 07/25/2030 (b)		99	131
1.600% due 07/25/2015 (b)		940	1,033
Hellenic Republic Government Bond
3.000% due 02/24/2023		50	30
3.000% due 02/24/2024		50	30
3.000% due 02/24/2025		50	29
3.000% due 02/24/2026		50	28
3.000% due 02/24/2027		50	27
3.000% due 02/24/2028		50	27
3.000% due 02/24/2029		75	40
3.000% due 02/24/2030		75	39
3.000% due 02/24/2031		75	39
3.000% due 02/24/2032		75	39
3.000% due 02/24/2033		75	39
3.000% due 02/24/2034		75	39
3.000% due 02/24/2035		75	39
3.000% due 02/24/2036		125	65
3.000% due 02/24/2037		125	65
3.000% due 02/24/2038		125	65
3.000% due 02/24/2039		125	65
3.000% due 02/24/2040		125	65
3.000% due 02/24/2041		125	65
3.000% due 02/24/2042		125	66
4.750% due 04/17/2019		700	500
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		2,185	2,544
2.100% due 09/15/2016 (b)		421	473
2.100% due 09/15/2017 (b)		343	395
2.250% due 04/22/2017 (b)		2,082	2,339
2.350% due 09/15/2019 (b)		218	264
2.350% due 09/15/2024 (b)		3,653	4,803
2.550% due 10/22/2016 (b)		1,685	1,887
3.100% due 09/15/2026 (b)		104	151
5.500% due 11/01/2022		100	143
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	5,142	370
4.000% due 11/08/2046 (b)		15,650	1,144
4.500% due 12/04/2025 (b)		61,807	4,637
4.750% due 06/14/2018		9,975	655
New Zealand Government Bond
2.000% due 09/20/2025	NZD	2,000	1,584
5.500% due 04/15/2023		1,800	1,562
Province of Ontario
3.450% due 06/02/2045	CAD	1,600	1,422
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,309	8,297
1.500% due 04/15/2016 (b)		1,941	2,143

Slovenia Government International Bond
4.700% due 11/01/2016		900	1,039
Spain Government International Bond
0.550% due 11/30/2019 (b)		4,132	4,670
1.000% due 11/30/2030		589	702
3.800% due 04/30/2024		5,600	7,397
5.400% due 01/31/2023		300	429
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	7,904	13,018

Total Sovereign Issues (Cost $75,141)			67,876

		SHARES
EXCHANGE-TRADED FUNDS 0.1%
iShares MSCI Emerging Markets ETF		9,044	363
iShares U.S. Real Estate ETF		2,770	220

Total Exchange-Traded Funds (Cost $590)			583

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.0%
CERTIFICATES OF DEPOSIT 2.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.007% due 10/23/2015		$5,250	5,247
1.107% due 05/16/2016		3,000	2,987
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		2,300	2,300

			10,534

REPURCHASE AGREEMENTS (d) 6.8%			29,087

MEXICO TREASURY BILLS 1.2%
2.986% due 05/14/2015	MXN	80,500	5,259
U.S. TREASURY BILLS 5.5%
0.043% due 04/02/2015 - 06/11/2015 (a)(g)(i)†		$23,352	23,351
Total Short-Term Instruments (Cost $68,482)			68,231

Total Investments in Securities (Cost $624,168)			616,466

		SHARES
INVESTMENTS IN AFFILIATES 12.8%
SHORT-TERM INSTRUMENTS 12.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%
PIMCO Short-Term Floating NAV Portfolio		1,567	16
PIMCO Short-Term Floating NAV Portfolio III		5,501,311	54,556

Total Short-Term Instruments (Cost $54,567)			54,572

Total Investments in Affiliates (Cost $54,567)			54,572

Total Investments 157.9% (Cost $678,735)			$671,038
Financial Derivative Instruments (f)(h) 1.2% (Cost or Premiums, net $(854))			5,129
Other Assets and Liabilities, net (59.1%)			(251,221)

Net Assets 100.0%			$424,946

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.200% †	03/31/2015	04/01/2015	$1,800	U.S. Treasury Bonds 3.375% due 05/15/2044	$(1,841)	$1,800	$1,800
FOB	0.300% †	03/31/2015	04/01/2015	300	U.S. Treasury Notes 0.875% due 02/28/2017	(307)	300	300
JPS	0.300% †	03/31/2015	04/01/2015	8,800	U.S. Treasury Notes 0.250% due 07/15/2015	(8,994)	8,800	8,800
MSC	0.250% †	03/31/2015	04/01/2015	8,800	U.S. Treasury Bonds 4.625% due 02/15/2040	(9,003)	8,800	8,800
SAL	0.250% †	03/31/2015	04/01/2015	8,800	U.S. Treasury Notes 2.000% due 08/31/2021	(8,986)	8,800	8,800
SSB	0.000% †	03/31/2015	04/01/2015	587	Fannie Mae 2.200% due 10/17/2022	(599)	587	587

Total Repurchase Agreements						$(29,730)	$29,087	$29,087

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.350	% †	03/19/2015	04/02/2015	$(614)	$(615)
BSN	0.250%		03/16/2015	05/18/2015	(19,622)	(19,624)

Total Reverse Repurchase Agreements						$(20,239)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.330	% †	03/18/2015	04/09/2015	$(246)	$(246)
BPG	0.290	% †	03/18/2015	04/20/2015	(8,242)	(8,255)
MSC	0.220%		01/16/2015	04/09/2015	(30,488)	(30,468)
	0.230	% †	01/20/2015	04/08/2015	(25,115)	(25,112)
	0.380%		03/24/2015	04/07/2015	(31,907)	(31,911)
TDM	0.240%		03/10/2015	05/08/2015	(68,675)	(68,768)
	0.250%		03/10/2015	04/10/2015	(28,594)	(28,582)
	0.330%		03/19/2015	04/06/2015	(67,327)	(67,328)

Total Sale-Buyback Transactions						$(260,670)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $214,552 at a weighted average interest rate of 0.223%.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	04/01/2045	$2,000	$(2,082)	$(2,102)
Fannie Mae	5.500%	04/01/2045	6,000	(6,730)	(6,761)

Total Short Sales				$(8,812)	$(8,863)

(e)	Securities with an aggregate market value of $282,309 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude European Style December Futures †	$75.000	11/17/2015	13	$42	$12
Put - NYMEX WTI Crude December Futures †	48.000	11/17/2015	20	73	72

				$115	$84

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$112.000	05/22/2015	344	$3	$5

Total Purchased Options				$118	$89

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Wheat May Futures †	$505.000	04/24/2015	2	$(1)	$(1)
Call - CBOT Wheat May Futures †	580.000	04/24/2015	2	(1)	0
Put - EOP Euro-Mill Wheat May Futures †	178.000	04/15/2015	2	0	0
Put - EOP Euro-Mill Wheat May Futures †	187.000	04/15/2015	1	0	0
Call - EOP Euro-Mill Wheat May Futures †	200.000	04/15/2015	2	0	0
Call - EOP Euro-Mill Wheat May Futures †	201.000	04/15/2015	1	0	0
Call - NYB Cotton No. 2 May Futures †	66.000	04/10/2015	2	(1)	0
Put - NYB Sugar No. 11 May Futures †	11.750	04/15/2015	3	0	(1)
Call - NYB Sugar No. 11 May Futures †	13.000	04/15/2015	3	0	0
Call - NYMEX Crude European Style June Futures †	65.000	05/14/2015	13	(30)	(2)
Put - NYMEX Natural Gas May Futures †	2,350.000	04/27/2015	3	(1)	(1)
Put - NYMEX Natural Gas May Futures †	2,400.000	04/27/2015	1	0	0
Put - NYMEX Natural Gas May Futures †	2,450.000	04/27/2015	2	0	(1)
Call - NYMEX Natural Gas May Futures †	3,000.000	04/27/2015	4	(3)	(1)
Call - NYMEX Natural Gas May Futures †	3,050.000	04/27/2015	1	(1)	0
Call - NYMEX Natural Gas May Futures †	3,100.000	04/27/2015	2	(2)	0
Call - NYMEX Natural Gas May Futures †	3,200.000	04/27/2015	3	(2)	0
Call - NYMEX WTI Crude May Futures †	52.000	04/16/2015	1	(1)	(1)
Call - NYMEX WTI-Brent Crude Spread June Futures †	5.000	05/13/2015	4	(3)	(3)
Put - NYMEX WTI-Brent Crude Spread June Futures †	10.000	05/13/2015	4	(2)	(2)

				$(48)	$(13)

Total Written Options				$(48)	$(13)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	255	$(12)	$0	$(5)
90-Day Eurodollar June Futures	Short	06/2015	227	(46)	0	(3)
90-Day Eurodollar June Futures	Short	06/2016	4	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2016	80	(22)	0	(5)
90-Day Eurodollar September Futures	Short	09/2015	188	(60)	0	(5)
Aluminum July Futures †	Short	07/2015	14	(3)	0	0
Aluminum, Alloy April Futures †	Long	04/2015	1	2	0	(1)
Aluminum, Alloy August Futures †	Long	08/2015	1	5	0	(1)
Aluminum, Alloy December Futures †	Long	12/2015	1	5	0	(1)
Aluminum, Alloy July Futures †	Long	07/2015	1	4	0	(1)
Aluminum, Alloy June Futures †	Long	06/2015	1	3	0	(1)
Aluminum, Alloy May Futures †	Long	05/2015	1	2	0	(1)
Aluminum, Alloy November Futures †	Long	11/2015	1	6	0	(1)
Aluminum, Alloy October Futures †	Long	10/2015	1	6	0	(1)
Aluminum, Alloy September Futures †	Long	09/2015	1	5	0	(1)
Arabica Coffee July Futures †	Short	07/2015	3	4	0	(1)
Brent Crude August Futures †	Long	07/2015	5	(3)	0	(5)
Brent Crude December Futures †	Short	11/2015	44	45	42	0
Brent Crude December Futures †	Short	10/2016	6	26	4	0
Brent Crude December Futures †	Long	10/2017	12	(51)	0	(4)
Brent Crude December Futures †	Short	10/2018	6	27	2	0
Brent Crude July Futures †	Long	06/2015	2	(1)	0	(2)
Brent Crude June Futures †	Short	05/2015	3	3	3	0
Brent Crude June Futures †	Long	04/2016	4	1	0	(3)
Brent Crude March Futures †	Long	01/2016	8	2	0	(7)
Brent Crude March Futures	Short	01/2016	4	11	3	0
Brent Crude May Futures †	Long	04/2015	2	(2)	0	(2)
Brent Crude September Futures †	Long	08/2015	35	(52)	0	(36)
Brent Crude September Futures †	Short	07/2016	8	(2)	6	0
Call Options Strike @ USD 60.000 on Brent Crude May Futures †	Short	04/2015	1	0	0	0
Cocoa September Futures †	Long	09/2015	13	(11)	0	0
Copper July Futures †	Long	07/2015	7	(15)	0	0
Corn December Futures †	Short	12/2015	11	10	10	0
Corn July Futures †	Short	07/2015	25	13	23	0
Corn March Futures †	Long	03/2016	11	(10)	0	(9)
E-mini S&P 500 Index June Futures	Long	06/2015	2	(2)	0	(1)
EIA Flat Tax On-Highway Diesel Swap Contracts April Futures †	Short	04/2015	1	(3)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts August Futures †	Short	08/2015	1	(5)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	1	(5)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts July Futures †	Short	07/2015	1	(5)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts June Futures †	Short	06/2015	1	(4)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts May Futures †	Short	05/2015	1	(3)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	1	(6)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	1	(6)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts September Futures †	Short	09/2015	1	(6)	1	0
Euro-Bund 10-Year Bond June Futures	Short	06/2015	20	(32)	1	(6)
Euro-Mill Wheat December Futures †	Long	12/2015	32	(6)	3	(4)
Euro-Mill Wheat May Futures †	Long	05/2015	27	0	4	(5)
Gas Oil December Futures †	Long	12/2015	4	16	1	0
Gas Oil July Futures †	Long	07/2015	3	4	0	0
Gas Oil June Futures †	Short	06/2015	4	0	0	0
Gold 100 oz. June Futures †	Short	06/2015	4	(2)	1	0
Hard Red Spring Wheat July Futures †	Long	07/2015	2	(7)	0	(2)
Hard Red Spring Wheat May Futures †	Long	05/2015	10	(0)	0	(7)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	9	(26)	0	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	3	(9)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	9	(24)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	3	(9)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	9	(18)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	3	(9)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	9	(22)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	3	(9)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	9	(22)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	3	(8)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	9	(25)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	3	(9)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	9	(26)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	3	(9)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	9	(23)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	3	(9)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	9	(26)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	3	(9)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	9	(22)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	3	(9)	0	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	9	(24)	0	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	3	(9)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	9	(25)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	3	(9)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	1	3	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	1	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	2	2	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	2	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	1	0	0	0
Natural Gas August Futures †	Short	07/2015	43	58	1	0
Natural Gas January Futures †	Short	12/2015	3	2	0	0
Natural Gas July Futures †	Short	06/2015	1	2	0	0
Natural Gas March Futures †	Long	02/2016	10	(26)	0	0
Natural Gas May Futures †	Short	04/2015	10	17	0	0
Natural Gas October Futures †	Long	09/2015	36	(79)	1	0
New York Harbor ULSD August Futures †	Short	08/2015	1	26	1	0
New York Harbor ULSD December Futures †	Long	11/2015	13	(96)	0	(11)
New York Harbor ULSD July Futures †	Long	06/2015	2	(5)	0	(2)
New York Harbor ULSD July Futures †	Short	07/2015	1	27	1	0
New York Harbor ULSD June Futures †	Short	05/2015	10	67	8	0
New York Harbor ULSD September Futures †	Short	09/2015	1	25	1	0
Nickel July Futures †	Long	07/2015	2	(16)	0	0
Platinum July Futures †	Long	07/2015	8	1	10	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2015	21	6	1	0
Put Options Strike @ USD 50.000 on Brent Crude May Futures †	Short	04/2015	2	1	0	0
Put Options Strike @ USD 52.000 on Brent Crude May Futures †	Short	04/2015	4	2	0	(1)
Put Options Strike @ USD 54.000 on Brent Crude December Futures †	Short	11/2015	7	(4)	0	(3)
Put Options Strike @ USD 55.000 on Brent Crude December Futures †	Short	11/2015	13	3	0	(5)
RBOB Calendar Swap August Futures †	Long	08/2015	1	(19)	0	(1)
RBOB Calendar Swap July Futures †	Long	07/2015	1	(18)	0	(1)
RBOB Calendar Swap September Futures †	Long	09/2015	1	(25)	0	(1)
RBOB Gasoline December Futures †	Short	11/2015	3	2	3	0
Silver July Futures †	Short	07/2015	2	(13)	1	0
Soybean July Futures †	Short	07/2015	12	45	0	(3)
Soybean March Futures †	Long	03/2016	10	6	3	0
Soybean November Futures †	Long	11/2015	5	(11)	2	0
Sugar No. 11 July Futures †	Short	06/2015	39	69	4	0
Sugar No. 11 May Futures †	Short	04/2015	1	0	0	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	220	178	69	0
Wheat December Futures †	Long	12/2015	22	(40)	0	(20)
Wheat July Futures †	Short	07/2015	46	92	44	0
Wheat May Futures †	Short	05/2015	20	10	19	0
WTI Crude December Futures †	Short	11/2015	26	104	24	0
WTI Crude December Futures †	Short	11/2016	17	68	9	0
WTI Crude December Futures †	Long	11/2017	18	(38)	0	(6)
WTI Crude December Futures †	Short	11/2018	9	21	4	0
WTI Crude July Futures †	Short	06/2015	8	21	8	0
WTI Crude June Futures †	Long	05/2016	79	(1,290)	0	(53)
WTI Crude September Futures †	Short	08/2015	57	127	56	0
WTI Crude September Futures †	Long	08/2016	4	1	0	(2)

Total Futures Contracts				$(1,262)	$382	$(230)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	(1.000%	)	06/20/2020	EUR	18,850	$(460)	$(1)	$1	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.250%	09/18/2017	CAD	2,900	$(15)	$0	$0	$0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		$10,500	(1,023)	54	0	(22)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		18,500	(1,135)	(238)	0	(39)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		900	(76)	6	0	(1)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		4,300	(1,329)	(1,095)	0	(5)
Receive	3-Month USD-LIBOR	3.250%	06/17/2045		200	(37)	(11)	0	0
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025	EUR	16,500	(271)	(70)	0	(59)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		100	(20)	(1)	0	(1)
Receive	6-Month GBP-LIBOR	1.250%	06/17/2017	GBP	28,400	(266)	(157)	2	0
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017		6,400	(91)	(28)	0	0
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045		3,560	(39)	(27)	9	0
Receive	28-Day MXN-TIIE	4.035%	02/03/2017	MXN	311,200	57	(19)	0	(8)
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		95,400	3	(104)	14	0
Pay	28-Day MXN-TIIE	5.675%	11/09/2021		37,500	6	(53)	7	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		1,600	(1)	(3)	0	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		7,300	3	6	1	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		10,300	28	6	2	0

						$(4,206)	$(1,734)	$35	$(135)

Total Swap Agreements						$(4,666)	$(1,735)	$36	$(135)

(4)	Unsettled variation margin asset of $5 for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $2,603 and cash of $2,182 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015			$14,441	GBP	9,728	$0	$(11)
	05/2015		GBP	9,728		$14,438	11	0
BOA	04/2015			327		487	2	0
	04/2015		NZD	3,912		2,940	15	0
	04/2015			$1,252	AUD	1,634	0	(7)
	04/2015			9,077	JPY	1,085,000	0	(31)
	05/2015		JPY	1,085,000		$9,081	30	0
	05/2015		MXN	1,087		71	0	0
	05/2015			$312	EUR	282	0	(9)
BPS	04/2015		BRL	2,998		$937	0	(3)
	04/2015		JPY	1,085,000		9,082	35	0
	04/2015			$914	BRL	2,998	26	0
	05/2015		EUR	637		$691	6	0
	05/2015			$488	BRL	1,572	1	0
	05/2015			222	EUR	196	0	(11)
	06/2015		COP	1,272,206		$553	67	0
BRC	04/2015		BRL	656		204	0	(1)
	04/2015			$207	BRL	656	0	(2)
	04/2015		ZAR	3,561		$304	12	0
	05/2015		MXN	9,806		659	17	0
CBK	04/2015		AUD	1,520		1,181	23	0
	04/2015		BRL	1,572		490	0	(2)
	04/2015		CAD	2,724		2,178	28	0
	04/2015			$493	BRL	1,572	0	(1)
	04/2015	†		316	CAD	395	0	(4)
	05/2015		EUR	5,886		$6,290	36	(79)
	05/2015		MXN	120,878		8,147	241	0
	05/2015	†		$1,738	EUR	1,542	0	(79)
	05/2015			136	MXN	2,031	0	(3)
DUB	04/2015		GBP	9,401		$14,582	637	0
	05/2015		MXN	5,108		340	6	0
	07/2015		BRL	5,703		2,102	363	0
FBF	04/2015			3,439		1,050	0	(28)
	04/2015			$1,072	BRL	3,439	6	0
	05/2015		KRW	1,907,165		$1,730	13	0
	05/2015		MXN	3,798		247	2	(3)
	07/2015		BRL	722		265	44	0
GLM	04/2015			656		205	0	0
	04/2015		INR	197,354		3,151	0	(16)
	04/2015			$204	BRL	656	1	0
	05/2015		EUR	66,364		$75,693	4,299	(8)
	05/2015		MXN	8,113		543	12	0
	05/2015			$204	BRL	656	0	0
	05/2015	†		1,069	EUR	953	4	(47)
	05/2015			3,132	INR	197,354	15	0
HUS	05/2015		MXN	26,638		$1,769	26	0
JPM	04/2015		BRL	2,852		887	0	(6)
	04/2015		MXN	26,692		1,814	66	0
	04/2015			$450	AUD	593	1	0
	04/2015			989	BRL	2,852	0	(96)
	04/2015			767	CAD	971	0	0
	04/2015			12,538	INR	798,701	279	0
	05/2015		EUR	293		$312	0	(3)
	05/2015			$880	BRL	2,852	7	0
	07/2015			1,140	PLN	4,280	0	(15)
MSB	04/2015		BRL	555		$173	0	(1)
	04/2015		GBP	1,728		2,605	42	0
	04/2015			$170	BRL	555	4	0
	05/2015		MXN	12,046		$797	9	0
NGF	05/2015			$1,080	MXN	16,509	1	(1)
SCX	05/2015			237		3,477	0	(9)
UAG	04/2015		INR	354,008		$5,646	0	(35)
	05/2015			$2,842	EUR	2,529	0	(121)
	06/2015			5,569	INR	354,008	38	0

Total Forward Foreign Currency Contracts							$6,425	$(632)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.795%	05/29/2015	$11,900	$176	$63
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	18,900	30	22
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	3,000	420	313
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.775%	04/09/2015	2,200	29	0

							$655	$398

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GST	Put - OTC Live Cattle December Futures †	$140.000	12/04/2015	$80	$2	$2
	Put - OTC WTI Crude December Futures †	48.000	11/17/2015	2	7	7

					$9	$9

Total Purchased Options					$664	$407

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$2,500	$(4)	$0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	700	(1)	0

						$(5)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD		$1.099	04/01/2015	EUR	7,604	$(37)	$(182)
	Put - OTC EUR versus USD		1.035	04/16/2015		1,473	(9)	(2)
BRC	Put - OTC EUR versus USD		1.090	04/01/2015		3,000	(17)	(46)
DUB	Put - OTC EUR versus USD		1.034	04/16/2015		3,058	(19)	(5)
	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$2,020	(48)	(369)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016		3,500	(148)	(135)

							$(278)	$(739)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(5)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(7)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	(1)
DUB	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(9)	(9)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	(2)
	Floor - OTC YOY CPURNSA Index	234.81	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,600	(52)	(64)

						$(192)	$(88)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.295%	05/29/2015		$11,900	$(188)	$(239)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750%	09/11/2015	EUR	4,000	(107)	(198)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300%	09/11/2015		4,000	(116)	(55)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		$18,900	(11)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		18,900	(19)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017		12,600	(420)	(314)
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.275%	04/09/2015		2,200	(31)	(7)

								$(892)	$(833)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Gold 100 oz. March Futures †	$100.000	06/29/2015	$0	$(1)	$(1)
	Put - OTC Platinum Gold Spread May Futures †	14.500	05/26/2015	0	(1)	(2)
GST	Put - OTC Brent Crude December Futures †	55.000	11/10/2015	2	(9)	(9)
	Put - OTC Gold 100 oz. March Futures †	101.040	06/18/2015	0	(2)	(3)
	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	200	(4)	(4)
	Call - OTC SPGCENP Index †	0.569	05/11/2015	2,700	(16)	0
	Call - OTC SPGCENP Index †	0.723	05/11/2015	2,700	(21)	0
	Call - OTC WTI Crude May Futures †	62.000	05/14/2015	24	(19)	(28)
SOG	Put - OTC Natural Gas Swap May Futures †	2.400	04/27/2015	10	0	0
	Call - OTC Natural Gas Swap May Futures †	3.050	04/27/2015	10	(1)	0

					$(74)	$(47)

Total Written Options					$(1,441)	$(1,707)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 1H15 Index †	$2.900	06/30/2015	303	$0	$0	$0	$0
	Pay	LLSBRT 1H15 Index †	2.850	06/30/2015	168	0	0	0	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	288	0	0	0	0
	Pay	LLSBRT 2H15 Index †	2.750	12/31/2015	684	0	0	0	0
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	9,000	0	48	48	0
BPS	Receive	EURTOP 1Q16 Index †	1.950	03/31/2016	3,000	0	0	0	0
	Receive	EURTOP 1Q16 Index †	2.100	03/31/2016	3,000	0	0	0	0
	Receive	EURTOP 1Q16 Index †	2.200	03/31/2016	2,100	0	0	0	0
	Pay	EURTOP 2Q15 Index †	4.450	06/30/2015	1,500	0	0	0	0
	Receive	EURTOP 4Q15 Index †	1.950	12/31/2015	3,000	0	1	1	0
	Receive	EURTOP 4Q15 Index †	2.100	12/31/2015	3,000	0	0	0	0
	Receive	EURTOP 4Q15 Index †	2.200	12/31/2015	2,100	0	0	0	0
	Pay	GOLDLNPM Index †	1,209.650	05/18/2015	200	0	5	5	0
	Pay	LLSBRT 2H15 Index †	2.550	12/31/2015	1,074	0	1	1	0
	Receive	PLTMLNPM Index †	1,192.750	05/18/2015	200	0	(10)	0	(10)
CBK	Pay	LLSBRT 1H15 Index †	2.800	06/30/2015	333	0	0	0	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	663	0	0	0	0
	Pay	LLSBRT 2H15 Index †	2.500	12/31/2015	534	0	0	0	0
GST	Receive	EURTOP 1Q16 Index †	1.940	03/31/2016	3,000	0	1	1	0
	Receive	EURTOP 1Q16 Index †	2.040	03/31/2016	3,000	0	0	0	0
	Receive	EURTOP 1Q16 Index †	2.150	03/31/2016	900	0	0	0	0
	Pay	EURTOP 2Q15 Index †	4.660	06/30/2015	3,000	0	1	1	0
	Receive	EURTOP 4Q15 Index †	1.940	12/31/2015	3,000	0	1	1	0
	Receive	EURTOP 4Q15 Index †	2.040	12/31/2015	3,000	0	0	0	0
	Receive	EURTOP 4Q15 Index †	2.150	12/31/2015	900	0	0	0	0
	Pay	LLSBRT 1H15 Index †	2.600	06/30/2015	330	0	0	0	0
	Pay	LLSBRT 1H15 Index †	2.550	06/30/2015	630	0	0	0	0
	Pay	LLSBRT 2H15 Index †	3.000	12/31/2015	990	0	0	0	0
	Pay	LLSBRT 2H15 Index †	2.400	12/31/2015	642	0	1	1	0
JPM	Pay	LLSBRT 2H15 Index †	2.300	12/31/2015	1,506	0	1	1	0
MAC	Receive	CUAC 4Q15 Index †	41.500	12/31/2015	546,000	0	(47)	0	(47)
MYC	Pay	LLSBRT CAL15 Index †	3.300	12/31/2015	855	0	(1)	0	(1)

						$0	$2	$60	$(58)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%)	06/20/2017	0.069%	$400	$0	$(5)	$0	$(5)
GST	RPM International, Inc.	(1.500%)	03/20/2018	0.412%	1,000	0	(32)	0	(32)

						$0	$(37)	$0	$(37)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.832%		$4,300	$(74)	$104	$30	$0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	4.937%		600	(41)	19	0	(22)
	Sberbank of Russia Via SB Capital S.A.	1.000%	03/20/2016	5.236%		100	(6)	2	0	(4)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	4.937%		400	(29)	14	0	(15)
MYC	Greece Government International Bond	1.000%	06/20/2015	43.611%	EUR	300	(14)	(15)	0	(29)

							$(164)	$124	$30	$(70)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,900	$(4)	$258	$254	$0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	2,200	1	5	6	0
BPS	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$1,400	0	(29)	0	(29)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		1,700	0	(48)	0	(48)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		8,700	20	(517)	0	(497)
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	300	(10)	50	40	0
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019	EUR	400	(1)	(4)	0	(5)
DUB	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015		$5,100	0	(111)	0	(111)
	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015		2,300	0	(9)	0	(9)
	Pay	3-Month USD-CPURNSA Index	1.485%	11/19/2016		28,300	0	(553)	0	(553)
	Pay	3-Month USD-CPURNSA Index	1.480%	11/20/2016		4,500	0	(87)	0	(87)
	Pay	3-Month USD-CPURNSA Index	1.473%	11/21/2016		3,800	0	(73)	0	(73)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		1,200	0	(34)	0	(34)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		4,700	0	(137)	0	(137)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		1,200	10	(127)	0	(117)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		13,100	0	(1,297)	0	(1,297)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	100	2	3	5	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		800	(7)	113	106	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		100	0	16	16	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		100	0	9	9	0
GLM	Pay	1-Month GBP-UKRPI	3.125%	12/10/2024		800	1	39	40	0
	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		2,360	0	24	24	0
	Pay	3-Month EUR-EXT-CPI Index	0.900%	10/15/2019	EUR	400	(1)	(1)	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$2,900	0	(162)	0	(162)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	300	2	42	44	0
	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	400	0	(1)	0	(1)
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	200	2	25	27	0
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	1,100	0	(6)	0	(6)
	Pay	3-Month USD-CPURNSA Index	1.533%	11/07/2016		$13,500	1	(277)	0	(276)
UAG	Pay	1-Month GBP-UKRPI	2.945%	01/12/2025	GBP	500	0	6	6	0
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	1,100	1	(7)	0	(6)

							$17	$(2,890)	$577	$(3,450)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	255,237	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$50,036	$405	$405	$0
BPS	Receive	BCOMF1T Index †	15,078	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	5,640	47	47	0
	Receive	BCOMTR Index †	35,662	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	6,991	57	57	0
CBK	Receive	BCOMF1T Index †	105	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	39	0	0	0
	Receive	BCOMTR Index †	63,866	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	12,520	101	101	0
	Receive	BCOMTR2 Index †	48,060	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	10,331	82	82	0
DUB	Receive	BCOMTR Index †	112,617	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	22,077	179	179	0
	Receive	BCOMTR11A Index †	4,005	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	286	2	2	0
FBF	Receive	BCOMTR Index †	128,716	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	25,233	204	204	0
GLM	Receive	BCOMF1T Index †	4,677	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	1,750	15	15	0
	Receive	BCOMTR Index †	36,350	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	7,126	58	58	0
	Receive	BCOMTR11A Index †	139,280	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	36,172	310	310	0
JPM	Receive	BCOMTR Index †	153,791	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	22,142	179	179	0
	Receive	JMABNICP Index †	15,262	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	7,672	57	57	0
MAC	Receive	BCOMTR Index †	40,930	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	8,024	65	65	0
	Receive	BCOMTR1 Index †	113,048	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	12,221	99	99	0
	Receive	BCOMTR2 Index †	64,987	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	6,812	54	54	0
MYC	Receive	BCOMTR Index †	241,799	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	47,402	384	384	0
	Receive	BCOMTR1 Index †	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	50,334	407	407	0
	Receive	BCOMTR2 Index †	412,422	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	88,090	701	701	0

							$3,406	$3,406	$0

(6)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 1-Month ATM Implied Volatility	10.600%	04/21/2015	$1	$0	$0	$0	$0
	Pay	EUR versus USD 1-Month ATM Implied Volatility	12.025%	04/16/2015	2	0	(3)	0	(3)
	Pay	EUR versus USD 1-Month ATM Implied Volatility	12.450%	04/21/2015	4	0	(3)	0	(3)
BPS	Pay	London Gold Market Fixing Ltd. PM †(7)	3.098%	08/03/2015	284	0	1	1	0
	Receive	London Silver Market Fixing Ltd. D †(7)	6.452%	08/03/2015	197	0	4	4	0
CBK	Pay	S&P GSCI Crude Oil Index †(7)	4.080%	05/14/2015	142	0	(16)	0	(16)
	Pay	S&P GSCI Crude Oil Index †(7)	4.580%	05/14/2015	134	0	(13)	0	(13)
DUB	Pay	S&P GSCI Crude Oil Index †(7)	4.623%	05/14/2015	130	0	(13)	0	(13)
	Pay	S&P GSCI Crude Oil Index †(7)	6.376%	11/17/2015	150	0	(23)	0	(23)
	Receive	WTI Crude December Futures †(7)	4.203%	11/17/2015	180	0	21	21	0
	Receive	WTI Crude June Futures †(7)	2.772%	05/14/2015	181	0	20	20	0
	Receive	WTI Crude June Futures †(7)	3.240%	05/14/2015	307	0	30	30	0
GST	Pay	London Gold Market Fixing Ltd. PM †(7)	6.126%	11/25/2015	170	0	5	5	0
	Pay	London Gold Market Fixing Ltd. PM †(7)	7.784%	03/24/2020	358	0	5	5	0
	Receive	London Silver Market Fixing Ltd. D †(7)	10.890%	11/25/2015	130	0	(3)	0	(3)
MSB	Pay	EUR versus CAD 1-Month ATM Implied Volatility	10.800%	04/21/2015	1	0	0	0	0
MYC	Pay	London Gold Market Fixing Ltd. PM †(7)	3.276%	09/18/2015	276	0	1	1	0
	Pay	London Gold Market Fixing Ltd. PM †(7)	5.406%	04/21/2016	910	0	17	17	0
	Receive	London Silver Market Fixing Ltd. D †(7)	5.382%	09/18/2015	216	0	7	7	0
	Receive	London Silver Market Fixing Ltd. D †(7)	9.151%	04/21/2016	700	0	5	5	0
SOG	Pay	S&P GSCI Crude Oil Index †(7)	4.000%	05/14/2015	151	0	(17)	0	(17)
	Receive	WTI Crude June Futures †(7)	2.772%	05/14/2015	172	0	19	19	0

						$0	$44	$135	$(91)

Total Swap Agreements						$(147)	$649	$4,208	$(3,706)

(7)	Variance Swap

(i)	Securities with an aggregate market value of $3,392 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,822	$0	$24,822
Industrials	0	2,028	0	2,028
Utilities	0	10,487	0	10,487
U.S. Government Agencies	0	8,471	0	8,471
U.S. Treasury Obligations	0	391,010	0	391,010
Mortgage-Backed Securities	0	22,900	290	23,190
Asset-Backed Securities	0	16,875	2,893	19,768
Sovereign Issues	0	67,876	0	67,876
Exchange-Traded Funds	583	0	0	583
Short-Term Instruments
Certificates of Deposit	0	10,534	0	10,534
Repurchase Agreements	0	29,087	0	29,087
Mexico Treasury Bills	0	5,259	0	5,259
U.S. Treasury Bills	0	23,351	0	23,351
	$583	$612,700	$3,183	$616,466

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$54,572	$0	$0	$54,572

Total Investments	$55,155	$612,700	$3,183	$671,038

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,863)	$0	$(8,863)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	466	41	0	507
Over the counter	0	11,036	4	11,040
	$466	$11,077	$4	$11,547

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(243)	(135)	0	(378)
Over the counter	0	(6,010)	(35)	(6,045)
	$(243)	$(6,145)	$(35)	$(6,423)

Totals	$55,378	$608,769	$3,152	$667,299

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.6%
AZERBAIJAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	$801

Total Azerbaijan (Cost $786)			801

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Qtel International Finance Ltd.
4.500% due 01/31/2043		$500	514

Total Bermuda (Cost $489)			514

BRAZIL 11.8%
CORPORATE BONDS & NOTES 9.4%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$300	275
Banco do Brasil S.A.
3.875% due 10/10/2022		2,330	2,158
6.000% due 01/22/2020		2,620	2,803
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	433
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,400	1,449
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020		500	537
BRF S.A.
5.875% due 06/06/2022		200	213
Caixa Economica Federal
3.500% due 11/07/2022		450	403
4.250% due 05/13/2019		1,200	1,157
4.500% due 10/03/2018		500	492
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,150	2,968
CSN Islands Corp.
6.875% due 09/21/2019 (d)		400	360
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	391
Petrobras Global Finance BV
2.631% due 03/17/2017		1,800	1,660
3.875% due 01/27/2016		600	590
5.750% due 01/20/2020		9,750	9,089
7.875% due 03/15/2019		1,600	1,638
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	387

			27,003

SOVEREIGN ISSUES 2.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	604
6.369% due 06/16/2018		840	892
6.500% due 06/10/2019		1,130	1,215
Brazil Government International Bond
5.000% due 01/27/2045		210	195
5.625% due 01/07/2041		50	51
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	38	12
10.000% due 01/01/2021		8,000	2,224
10.000% due 01/01/2025		6,300	1,666

			6,859

Total Brazil (Cost $37,591)			33,862

CAYMAN ISLANDS 2.2%
CORPORATE BONDS & NOTES 2.2%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	836

Baidu, Inc.
3.500% due 11/28/2022	800	815
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	600	660
CAR, Inc.
6.125% due 02/04/2020	400	408
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	400	449
Interoceanica Finance Ltd.
0.000% due 11/30/2018	91	83
0.000% due 11/30/2025	389	280
0.000% due 05/15/2030	800	415
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	680	590
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	1,518	1,169
6.750% due 10/01/2022	837	653
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	94	90

Total Cayman Islands (Cost $6,885)		6,448

CHILE 2.7%
CORPORATE BONDS & NOTES 2.6%
Banco del Estado de Chile
4.125% due 10/07/2020	$700	742
Banco Santander Chile
3.875% due 09/20/2022	500	512
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	300	308
5.000% due 01/21/2021	1,000	1,060
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	400	385
4.875% due 11/04/2044	600	630
Corpbanca S.A.
3.875% due 09/22/2019	600	602
E.CL S.A.
5.625% due 01/15/2021	800	890
ENTEL Chile S.A.
4.875% due 10/30/2024	1,500	1,570
GNL Quintero S.A.
4.634% due 07/31/2029	800	833

		7,532

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042	150	148

Total Chile (Cost $7,346)		7,680

CHINA 0.9%
CORPORATE BONDS & NOTES 0.8%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$600	653
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	700	762
4.875% due 05/17/2042	500	557
State Grid Overseas Investment Ltd.
4.125% due 05/07/2024	400	434

		2,406

SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
3.625% due 07/31/2024	400	420

Total China (Cost $2,603)		2,826

COLOMBIA 2.4%
CORPORATE BONDS & NOTES 2.0%
Ecopetrol S.A.
5.875% due 09/18/2023	$400	431
5.875% due 05/28/2045	1,700	1,602
7.375% due 09/18/2043	900	982
7.625% due 07/23/2019	2,390	2,818

		5,833

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		150	179
8.125% due 05/21/2024		300	400
10.375% due 01/28/2033		225	354
12.000% due 10/22/2015	COP	457,000	184

			1,117

Total Colombia (Cost $6,660)			6,950

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	576
4.375% due 04/30/2025		200	189
5.625% due 04/30/2043		400	351

Total Costa Rica (Cost $1,200)			1,116

DOMINICAN REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Dominican Republic International Bond
5.500% due 01/27/2025		$400	415

Total Dominican Republic (Cost $400)			415

EL SALVADOR 1.7%
SOVEREIGN ISSUES 1.7%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,246
6.375% due 01/18/2027		400	402
7.625% due 02/01/2041		560	584
7.650% due 06/15/2035		545	574

Total El Salvador (Cost $5,050)			4,806

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Federal Democratic Republic of Ethiopia
6.625% due 12/11/2024		$400	390

Total Ethiopia (Cost $400)			390

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024		$402	381

Total Gabon (Cost $403)			381

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Ghana
8.125% due 01/18/2026		$700	666

Total Ghana (Cost $694)			666

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028		$210	219
5.750% due 06/06/2022		860	951

Total Guatemala (Cost $1,079)			1,170

HONG KONG 0.8%
CORPORATE BONDS & NOTES 0.8%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$700	730
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		700	746
Nexen Energy ULC
6.400% due 05/15/2037		50	63
7.500% due 07/30/2039		450	639

Total Hong Kong (Cost $2,021)			2,178

HUNGARY 0.2%
CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		$500	567

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023		100	112

Total Hungary (Cost $597)			679

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd.
4.750% due 11/25/2016		$500	523
ONGC Videsh Ltd.
2.500% due 05/07/2018		200	200
3.750% due 05/07/2023		200	201
State Bank of India
4.500% due 07/27/2015		200	202

Total India (Cost $1,074)			1,126

INDONESIA 7.8%
CORPORATE BONDS & NOTES 3.4%
Majapahit Holding BV
7.250% due 06/28/2017		$700	770
7.750% due 01/20/2020		1,540	1,823
7.875% due 06/29/2037		700	903
Pelabuhan Indonesia PT
4.875% due 10/01/2024		500	525
Pertamina Persero PT
4.300% due 05/20/2023		2,300	2,317
5.625% due 05/20/2043		500	488
6.000% due 05/03/2042		1,500	1,523
6.450% due 05/30/2044		1,300	1,401

			9,750

SOVEREIGN ISSUES 4.4%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	300	340
4.625% due 04/15/2043		$1,700	1,668
6.625% due 02/17/2037		900	1,098
6.750% due 01/15/2044		2,100	2,691
6.875% due 03/09/2017		3,200	3,520
7.750% due 01/17/2038		100	137
11.625% due 03/04/2019		2,500	3,344

			12,798

Total Indonesia (Cost $20,802)			22,548

IRELAND 3.6%
CORPORATE BONDS & NOTES 3.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,164
Borets Finance Ltd.
7.625% due 09/26/2018		700	537
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		600	270

Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	722
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020	300	289
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	300	238
6.604% due 02/03/2021	1,300	1,222
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018	1,200	1,127
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	379
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	240	241
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	200	199
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	485
5.450% due 11/22/2017	700	676
6.025% due 07/05/2022	2,580	2,199
6.800% due 11/22/2025	400	339
6.902% due 07/09/2020	200	185

Total Ireland (Cost $11,541)		10,272

ISRAEL 1.1%
CORPORATE BONDS & NOTES 0.8%
Israel Electric Corp. Ltd.
5.000% due 11/12/2024	$2,000	2,080
7.250% due 01/15/2019	300	338

		2,418

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043	800	855

Total Israel (Cost $3,085)		3,273

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond
5.375% due 07/23/2024	$600	573

Total Ivory Coast (Cost $589)		573

KAZAKHSTAN 3.7%
CORPORATE BONDS & NOTES 3.2%
Intergas Finance BV
6.375% due 05/14/2017	$300	299
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	607
5.750% due 04/30/2043	1,000	790
6.000% due 11/07/2044	700	562
7.000% due 05/05/2020	5,200	5,308
Samruk-Energy JSC
3.750% due 12/20/2017	1,400	1,322
Zhaikmunai LLP
7.125% due 11/13/2019	300	260

		9,148

SOVEREIGN ISSUES 0.5%
Kazakhstan Government International Bond
3.875% due 10/14/2024	900	836
4.875% due 10/14/2044	800	691
		1,527

Total Kazakhstan (Cost $11,453)		10,675

LUXEMBOURG 5.8%
CORPORATE BONDS & NOTES 5.8%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	$200	205
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,800	1,458
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	2,580	2,452
6.212% due 11/22/2016	330	340
6.510% due 03/07/2022	750	730

8.625% due 04/28/2034		460	494
9.250% due 04/23/2019		2,200	2,374
Millicom International Cellular S.A.
6.000% due 03/15/2025		300	300
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		1,920	1,819
6.299% due 05/15/2017		1,640	1,607
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,176
5.717% due 06/16/2021		600	550
6.125% due 02/07/2022		2,700	2,528
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		600	609

Total Luxembourg (Cost $18,256)			16,642

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$200	202

Total Malaysia (Cost $198)			202

MEXICO 13.6%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 11.4%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	381
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$3,000	2,962
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,250	1,390
6.750% due 09/30/2022		500	567
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	200	220
6.125% due 05/05/2025		$700	709
Comision Federal de Electricidad
4.875% due 05/26/2021		900	976
4.875% due 01/15/2024		800	854
Desarrolladora Homex S.A.B. de C.V.
9.750% due 03/25/2020 ^		125	8
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	209
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,298
5.500% due 01/21/2021		850	937
5.500% due 06/27/2044		1,940	1,967
5.750% due 03/01/2018		3,000	3,303
6.375% due 01/23/2045		500	560
6.500% due 06/02/2041		8,920	10,146
6.625% due 06/15/2038		700	791
8.000% due 05/03/2019		3,000	3,604
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	12

			32,894

SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
4.600% due 01/23/2046		1,108	1,141
4.750% due 03/08/2044		100	106
5.550% due 01/21/2045		2,520	2,961
5.750% due 10/12/2049		700	768
6.050% due 01/11/2040		548	680
7.250% due 12/15/2016	MXN	8,600	596

			6,252

Total Mexico (Cost $37,516)			39,146

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018	$1,000	920
5.125% due 12/05/2022	730	620

Total Mongolia (Cost $1,722)		1,540

MOROCCO 0.7%
SOVEREIGN ISSUES 0.7%
Morocco Government International Bond
4.250% due 12/11/2022	$2,000	2,080

Total Morocco (Cost $2,033)		2,080

NETHERLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
CIMPOR Financial Operations BV
5.750% due 07/17/2024	$800	664
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	300	300
6.950% due 07/10/2042	500	462
7.000% due 05/11/2016	1,000	1,045

Total Netherlands (Cost $2,709)		2,471

PANAMA 1.7%
SOVEREIGN ISSUES 1.7%
Panama Government International Bond
4.000% due 09/22/2024	$800	842
4.300% due 04/29/2053	600	582
8.875% due 09/30/2027	780	1,154
9.375% due 04/01/2029	1,553	2,384

Total Panama (Cost $4,305)		4,962

PARAGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Paraguay
6.100% due 08/11/2044	$400	441

Total Paraguay (Cost $400)		441

PERU 0.9%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	206
Union Andina de Cementos SAA
5.875% due 10/30/2021	300	304

		510

SOVEREIGN ISSUES 0.7%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	391
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,739

		2,130

Total Peru (Cost $2,294)		2,640

PHILIPPINES 1.0%
CORPORATE BONDS & NOTES 0.6%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,750

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
3.950% due 01/20/2040		200	213
6.375% due 10/23/2034		100	141
9.500% due 02/02/2030		400	673

			1,027

Total Philippines (Cost $2,537)			2,777

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$100	118
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		350	404

Total Qatar (Cost $443)			522

RUSSIA 2.9%
CORPORATE BONDS & NOTES 0.9%
ALROSA Finance S.A.
7.750% due 11/03/2020		$400	402
SCF Capital Ltd.
5.375% due 10/27/2017		700	636
Sibur Securities Ltd.
3.914% due 01/31/2018		1,000	915
VimpelCom Holdings BV
5.200% due 02/13/2019		800	736

			2,689

SOVEREIGN ISSUES 2.0%
Russia Government International Bond
3.250% due 04/04/2017		400	401
4.500% due 04/04/2022		2,200	2,116
4.875% due 09/16/2023		400	387
5.625% due 04/04/2042		1,300	1,245
5.875% due 09/16/2043		200	196
7.500% due 03/31/2030 (d)		1,044	1,201
7.500% due 03/31/2030		208	239

			5,785

Total Russia (Cost $8,737)			8,474

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	225

Total Senegal (Cost $213)			225

SLOVENIA 2.1%
SOVEREIGN ISSUES 2.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$600	636
4.375% due 02/06/2019	EUR	800	990
4.750% due 05/10/2018		$900	966
5.250% due 02/18/2024		2,900	3,343

Total Slovenia (Cost $5,517)			5,935

SOUTH AFRICA 2.0%
CORPORATE BONDS & NOTES 1.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	497
6.500% due 04/15/2040		100	93
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		2,000	1,941
6.750% due 08/06/2023		700	700

Transnet SOC Ltd.
4.000% due 07/26/2022		1,100	1,076

			4,307

SOVEREIGN ISSUES 0.5%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	300	353
4.665% due 01/17/2024 (d)		$100	106
5.375% due 07/24/2044		800	862

			1,321

Total South Africa (Cost $5,802)			5,628

SRI LANKA 0.6%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	484

SOVEREIGN ISSUES 0.4%
Sri Lanka Government International Bond
5.125% due 04/11/2019		500	502
6.250% due 07/27/2021		568	590

			1,092

Total Sri Lanka (Cost $1,568)			1,576

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	239

Total Sweden (Cost $257)			239

THAILAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Thai Oil PCL
3.625% due 01/23/2023		$430	430
4.875% due 01/23/2043		670	657

Total Thailand (Cost $1,079)			1,087

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,063	1,110
9.750% due 08/14/2019		400	477

Total Trinidad and Tobago (Cost $1,495)			1,587

TURKEY 4.3%
CORPORATE BONDS & NOTES 1.1%
Export Credit Bank of Turkey
5.000% due 09/23/2021		$200	201
5.875% due 04/24/2019		400	421
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		400	408
Turkiye Garanti Bankasi A/S
2.757% due 04/20/2016		400	400
4.750% due 10/17/2019		1,100	1,113
Turkiye Is Bankasi
5.000% due 04/30/2020		600	604

			3,147

SOVEREIGN ISSUES 3.2%
Turkey Government International Bond
4.125% due 04/11/2023	EUR	800	952
4.875% due 04/16/2043		$1,100	1,090
6.000% due 01/14/2041		800	912
6.750% due 05/30/2040		1,700	2,110
7.250% due 03/05/2038		700	909
7.500% due 11/07/2019		1,400	1,638
8.000% due 02/14/2034		1,100	1,510

			9,121

Total Turkey (Cost $11,444)			12,268

UKRAINE 0.4%
SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
7.750% due 09/23/2020	$700	281
7.800% due 11/28/2022	1,400	559
9.250% due 07/24/2017	1,030	415

Total Ukraine (Cost $2,860)		1,255

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037	$400	454

Total United Arab Emirates (Cost $335)		454

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018	$400	448

Total United Kingdom (Cost $399)		448

UNITED STATES 1.6%
CORPORATE BONDS & NOTES 1.4%
California Resources Corp.
5.000% due 01/15/2020	$400	363
5.500% due 09/15/2021	400	359
6.000% due 11/15/2024	100	88
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	400	460
Rio Oil Finance Trust
6.250% due 07/06/2024	1,900	1,737
6.750% due 01/06/2027	1,200	1,082

		4,089

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
1.878% due 09/25/2045	13	13
Banc of America Commercial Mortgage Trust
5.575% due 06/10/2049	200	214
5.754% due 02/10/2051	151	164
Banc of America Mortgage Trust
2.643% due 02/25/2036 ^	5	4
Bear Stearns Adjustable Rate Mortgage Trust
2.549% due 01/25/2035	5	5
2.731% due 05/25/2047 ^	37	32
Citigroup Mortgage Loan Trust, Inc.
2.715% due 09/25/2037 ^	74	67
GSR Mortgage Loan Trust
2.630% due 01/25/2036 ^	14	13
Morgan Stanley Mortgage Loan Trust
2.121% due 06/25/2036	6	6
WaMu Mortgage Pass-Through Certificates Trust
2.364% due 02/25/2037 ^	48	43
Wells Fargo Mortgage-Backed Securities Trust
2.629% due 07/25/2036 ^	16	15

		576

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.505% due 03/01/2036	62	66

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
9.875% due 11/15/2015 (g)	101	107

Total United States (Cost $5,108)		4,838

URUGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024	$1,182	1,285
7.625% due 03/21/2036	400	568

Total Uruguay (Cost $1,589)		1,853

VENEZUELA 3.2%
CORPORATE BONDS & NOTES 1.4%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$2,610	1,083
5.375% due 04/12/2027	5,500	1,719
5.500% due 04/12/2037	3,050	953
8.500% due 11/02/2017	350	232
9.750% due 05/17/2035	250	96

		4,083

SOVEREIGN ISSUES 1.8%
Venezuela Government International Bond
7.000% due 03/31/2038	300	104
7.650% due 04/21/2025	1,150	394
7.750% due 10/13/2019	6,020	2,197
8.250% due 10/13/2024	3,850	1,348
9.000% due 05/07/2023	900	326
9.250% due 05/07/2028	750	272
9.375% due 01/13/2034	1,310	487

		5,128

Total Venezuela (Cost $19,811)		9,211

VIRGIN ISLANDS (BRITISH) 3.6%
CORPORATE BONDS & NOTES 3.6%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$500	503
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,150	1,918
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,062	1,998
7.250% due 04/16/2044	200	185
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,709
7.500% due 07/18/2016	3,300	3,371
7.875% due 03/13/2018	600	609

Total Virgin Islands (British) (Cost $10,329)		10,293

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022	$500	461

Total Zambia (Cost $492)		461

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (c) 0.1%		201

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.7%
0.045% due 04/23/2015 - 06/11/2015 (b)(g)	$1,990	1,990

Total Short-Term Instruments (Cost $2,191)		2,191

Total Investments in Securities (Cost $274,387)		260,795

	SHARES
INVESTMENTS IN AFFILIATES 8.6%
SHORT-TERM INSTRUMENTS 8.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short-Term Floating NAV Portfolio	1,913	19
PIMCO Short-Term Floating NAV Portfolio III	2,482,762	24,622

Total Short-Term Instruments (Cost $24,638)		24,641

Total Investments in Affiliates (Cost $24,638)		24,641

Total Investments 99.2% (Cost $299,025)		$285,436
Financial Derivative Instruments (e)(f) (0.3%) (Cost or Premiums, net $(1,025))		(852)
Other Assets and Liabilities, net 1.1%		3,297

Net Assets 100.0%		$287,881

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$ 201	Freddie Mac 2.080% due 10/17/2022	$(207)	$201	$201

Total Repurchase Agreements						$(207)	$201	$201

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(2.000%)	03/02/2015	12/31/2015	$(329)	$(330)
JML	(1.750%)	03/13/2015	03/12/2017	(1,426)	(1,426)
	(1.000%)	02/27/2015	02/25/2017	(106)	(106)
MYI	(4.000%)	03/23/2015	03/20/2017	(584)	(584)
Total Reverse Repurchase Agreements					$(2,446)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $1,048 at a weighted average interest rate of (2.473%).

(d)	Securities with an aggregate market value of $2,409 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(e)	Financial derivative instruments: exchange-traded or centrally cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Short	06/2015	29	$(29)	$0	$(9)

Total Futures Contracts				$(29)	$0	$(9)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-23 5-Year Index	1.000%	06/20/2020	$6,700	$(680)	$2	$0	$(14)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	MXN 11,000	$105	$(8)	$1	$0
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	19,500	5	(8)	2	0

					$110	$(16)	$3	$0

Total Swap Agreements					$(570)	$(14)	$3	$(14)

Cash of $1,315 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	04/2015	BRL	5,010		$1,567	$0	$(2)
	04/2015		$1,570	BRL	5,010	6	(6)
	05/2015	MXN	719		$48	1	0
	05/2015		$1,530	BRL	4,928	1	0
	06/2015	COP	470,768		$205	25	0
CBK	05/2015		$182	MXN	2,725	0	(4)
DUB	04/2015	BRL	6,562		$2,225	169	0
	04/2015		$2,078	BRL	6,562	3	(25)
	07/2015	BRL	12,662		$4,667	806	0
GLM	04/2015		5,778		1,801	0	(9)
	04/2015		$1,808	BRL	5,778	2	0
	04/2015		651	INR	41,026	8	0
	05/2015	BRL	5,778		$1,793	0	(2)
	05/2015	EUR	6,705		7,672	457	0
	05/2015		$184	EUR	171	0	0
	06/2015	INR	39,195		$620	0	(1)
HUS	05/2015		$1,119	MXN	16,861	0	(16)
JPM	04/2015	JPY	146,800		$1,227	3	0
	04/2015	MXN	19,171		1,303	47	0
MSB	04/2015	BRL	606		220	30	0
	04/2015		$189	BRL	606	1	0
NGF	05/2015	MXN	5,323		$356	8	0
UAG	04/2015	INR	41,026		654	0	(4)
	06/2015		$645	INR	41,026	4	0

Total Forward Foreign Currency Contracts						$1,571	$(69)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC USD versus BRL	BRL 3.000	04/23/2015	$2,400	$16	$8

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	0	$130	$201

Total Purchased Options						$146	$209

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$791	$(22)	$(150)
BRC	Call - OTC USD versus JPY	JPY	121.000	04/15/2015	2,000	(13)	(8)
UAG	Put - OTC USD versus JPY		115.000	04/15/2015	3,800	(26)	(1)

						$(61)	$(159)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$0
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	(1)

						$(18)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	06/12/2015	$1,000	$(5)	$(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	06/12/2015	1,000	(7)	(2)

							$(12)	$(11)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	0	$(127)	$(79)

Total Written Options						$(218)	$(250)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	Russia Government International Bond	(1.000%)	03/20/2019	4.023%	$500	$23	$31	$54	$0
GST	Russia Government International Bond	(1.000%)	03/20/2019	4.023%	200	9	12	21	0

						$32	$43	$75	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2019	1.381%	$500	$(1)	$(7)	$0	$(8)
	Qatar Government International Bond	1.000%	03/20/2016	0.299%	500	0	4	4	0
	South Africa Government International Bond	1.000%	06/20/2015	0.693%	6,600	37	(31)	6	0
	South Africa Government International Bond	1.000%	09/20/2015	0.693%	700	4	(3)	1	0
	South Africa Government International Bond	1.000%	06/20/2019	1.808%	1,300	(44)	3	0	(41)
BPS	South Africa Government International Bond	1.000%	09/20/2015	0.693%	300	2	(1)	1	0
BRC	Colombia Government International Bond	1.000%	06/20/2019	1.381%	100	0	(1)	0	(1)
	Export-Import Bank of China	1.000%	09/20/2017	0.619%	550	(19)	25	6	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.102%	100	(14)	6	0	(8)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.150%	500	(6)	6	0	0
	Panama Government International Bond	1.000%	06/20/2019	1.222%	200	1	(3)	0	(2)
	South Africa Government International Bond	1.000%	06/20/2015	0.693%	300	2	(1)	1	0
	South Africa Government International Bond	1.000%	09/20/2015	0.693%	200	1	(1)	0	0
CBK	Brazil Government International Bond	1.000%	03/20/2016	1.195%	200	(1)	1	0	0
	Brazil Government International Bond	1.000%	09/20/2019	2.609%	100	(1)	(5)	0	(6)
	Brazil Government International Bond	1.000%	03/20/2021	2.922%	1,300	(58)	(74)	0	(132)
	China Government International Bond	1.000%	12/20/2016	0.331%	100	(5)	6	1	0
	Colombia Government International Bond	1.000%	06/20/2019	1.381%	3,200	14	(62)	0	(48)
	Indonesia Government International Bond	1.000%	03/20/2024	2.102%	300	(41)	16	0	(25)
	Russia Government International Bond	1.000%	03/20/2020	4.083%	900	(144)	24	0	(120)
DUB	Brazil Government International Bond	1.000%	06/20/2015	1.024%	300	1	(1)	0	0
	Brazil Government International Bond	1.000%	03/20/2016	1.195%	200	(1)	0	0	(1)
	China Government International Bond	1.000%	12/20/2016	0.331%	500	(23)	29	6	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.233%	100	(1)	2	1	0
	Panama Government International Bond	1.000%	06/20/2019	1.222%	500	3	(8)	0	(5)
	Penerbangan Malaysia Berhad	1.000%	03/20/2020	1.245%	200	(2)	(1)	0	(3)
	Qatar Government International Bond	1.000%	03/20/2016	0.299%	100	(1)	2	1	0
	South Africa Government International Bond	1.000%	09/20/2015	0.693%	200	1	(1)	0	0
	Turkey Government International Bond	1.000%	06/20/2021	2.316%	100	(9)	2	0	(7)
FBF	China Government International Bond	1.000%	12/20/2016	0.331%	300	(15)	19	4	0
	Export-Import Bank of China	1.000%	12/20/2016	0.524%	200	(19)	21	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.764%	2,900	(188)	63	0	(125)
GST	Brazil Government International Bond	1.000%	03/20/2016	1.195%	300	0	(1)	0	(1)
	Brazil Government International Bond	1.000%	12/20/2018	2.446%	600	(28)	(2)	0	(30)
	Brazil Government International Bond	1.000%	09/20/2019	2.609%	1,600	(23)	(83)	0	(106)
	Colombia Government International Bond	1.000%	06/20/2019	1.381%	3,200	10	(59)	0	(49)
	Indonesia Government International Bond	1.000%	03/20/2024	2.102%	100	(14)	5	0	(9)
	Panama Government International Bond	1.000%	06/20/2019	1.222%	100	1	(1)	0	0
HUS	Brazil Government International Bond	1.000%	09/20/2019	2.609%	400	(7)	(19)	0	(26)
	Colombia Government International Bond	1.000%	06/20/2019	1.381%	3,500	(25)	(28)	0	(53)
	Mexico Government International Bond	1.000%	03/20/2021	1.381%	800	(37)	20	0	(17)
	Panama Government International Bond	1.000%	06/20/2019	1.222%	200	1	(3)	0	(2)
	South Africa Government International Bond	1.000%	03/20/2023	2.467%	2,430	(214)	(29)	0	(243)
JPM	Brazil Government International Bond	1.000%	09/20/2015	1.024%	300	(4)	4	0	0
	Brazil Government International Bond	1.000%	12/20/2019	2.676%	1,000	(37)	(35)	0	(72)
	China Government International Bond	1.000%	12/20/2016	0.331%	400	(20)	24	4	0
	Colombia Government International Bond	1.000%	06/20/2019	1.381%	500	3	(10)	0	(7)
	Indonesia Government International Bond	1.000%	06/20/2019	1.181%	1,000	(22)	15	0	(7)
	Panama Government International Bond	1.000%	06/20/2019	1.222%	500	2	(7)	0	(5)
	Russia Government International Bond	1.000%	06/20/2023	4.126%	1,900	(146)	(229)	0	(375)
	South Africa Government International Bond	1.000%	06/20/2015	0.693%	2,400	14	(12)	2	0
MYC	Brazil Government International Bond	1.000%	03/20/2016	1.195%	3,800	(38)	32	0	(6)
	Brazil Government International Bond	2.100%	08/20/2016	1.500%	250	0	3	3	0
	Brazil Government International Bond	1.000%	09/20/2019	2.609%	300	(4)	(16)	0	(20)
	China Government International Bond	1.000%	12/20/2016	0.331%	1,200	(56)	70	14	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.233%	100	(1)	2	1	0
RYL	China Government International Bond	1.000%	06/20/2016	0.236%	600	6	(1)	5	0
UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.233%	400	0	4	4	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.764%	100	(7)	3	0	(4)

						$(1,173)	$(324)	$67	$(1,564)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
UAG	CDX.EM-15 5-Year Index	5.000%	06/20/2016	$2,350	$216	$(237)	$0	$(21)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	10.910%	01/02/2017	BRL	23,300	$11	$163	$174	$0
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		10,800	(13)	15	2	0
	Receive	1-Year BRL-CDI	12.360%	01/02/2018		3,600	22	(8)	14	0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021		2,900	2	23	25	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		5,000	3	(17)	0	(14)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		2,100	4	6	10	0
DUB	Pay	1-Year BRL-CDI	12.850%	01/04/2021		1,310	3	4	7	0
GLM	Pay	1-Year BRL-CDI	12.850%	01/04/2021		2,100	5	5	10	0
JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017		3,400	6	(96)	0	(90)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		31,000	(80)	(872)	0	(952)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		9,880	9	(45)	0	(36)

							$(28)	$(822)	$242	$(1,092)

Total Swap Agreements							$(953)	$(1,340)	$384	$(2,677)

(g)	Securities with an aggregate market value of $2,097 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Azerbaijan
Sovereign Issues	$0	$801	$0	$801
Bermuda
Corporate Bonds & Notes	0	514	0	514
Brazil
Corporate Bonds & Notes	0	27,003	0	27,003
Sovereign Issues	0	6,859	0	6,859
Cayman Islands
Corporate Bonds & Notes	0	5,670	778	6,448
Chile
Corporate Bonds & Notes	0	7,532	0	7,532
Sovereign Issues	0	148	0	148
China
Corporate Bonds & Notes	0	2,406	0	2,406
Sovereign Issues	0	420	0	420
Colombia
Corporate Bonds & Notes	0	5,833	0	5,833
Sovereign Issues	0	1,117	0	1,117
Costa Rica
Sovereign Issues	0	1,116	0	1,116
Dominican Republic
Sovereign Issues	0	415	0	415
El Salvador
Sovereign Issues	0	4,806	0	4,806
Ethiopia
Sovereign Issues	0	390	0	390
Gabon
Sovereign Issues	0	381	0	381
Ghana
Sovereign Issues	0	666	0	666
Guatemala
Sovereign Issues	0	1,170	0	1,170
Hong Kong
Corporate Bonds & Notes	0	2,178	0	2,178
Hungary
Corporate Bonds & Notes	0	567	0	567
Sovereign Issues	0	112	0	112
India
Corporate Bonds & Notes	0	1,126	0	1,126
Indonesia
Corporate Bonds & Notes	0	9,750	0	9,750
Sovereign Issues	0	12,798	0	12,798
Ireland
Corporate Bonds & Notes	0	10,272	0	10,272
Israel
Corporate Bonds & Notes	0	2,418	0	2,418
Sovereign Issues	0	855	0	855
Ivory Coast
Sovereign Issues	0	573	0	573
Kazakhstan
Corporate Bonds & Notes	0	9,148	0	9,148
Sovereign Issues	0	1,527	0	1,527
Luxembourg
Corporate Bonds & Notes	0	16,642	0	16,642
Malaysia
Corporate Bonds & Notes	0	202	0	202
Mexico
Corporate Bonds & Notes	0	32,894	0	32,894
Sovereign Issues	0	6,252	0	6,252
Mongolia
Sovereign Issues	0	1,540	0	1,540
Morocco
Sovereign Issues	0	2,080	0	2,080
Netherlands
Corporate Bonds & Notes	0	2,471	0	2,471
Panama
Sovereign Issues	0	4,962	0	4,962
Paraguay
Sovereign Issues	0	441	0	441
Peru
Corporate Bonds & Notes	0	510	0	510
Sovereign Issues	0	2,130	0	2,130
Philippines
Corporate Bonds & Notes	0	1,750	0	1,750
Sovereign Issues	0	1,027	0	1,027
Qatar
Corporate Bonds & Notes	0	522	0	522
Russia
Corporate Bonds & Notes	0	2,689	0	2,689
Sovereign Issues	0	5,785	0	5,785
Senegal
Sovereign Issues	0	225	0	225
Slovenia
Sovereign Issues	0	5,935	0	5,935
South Africa
Corporate Bonds & Notes	0	4,307	0	4,307
Sovereign Issues	0	1,321	0	1,321
Sri Lanka
Corporate Bonds & Notes	0	484	0	484
Sovereign Issues	0	1,092	0	1,092
Sweden
Corporate Bonds & Notes	0	239	0	239
Thailand
Corporate Bonds & Notes	0	1,087	0	1,087
Trinidad and Tobago
Corporate Bonds & Notes	0	1,587	0	1,587
Turkey
Corporate Bonds & Notes	0	3,147	0	3,147
Sovereign Issues	0	9,121	0	9,121
Ukraine
Sovereign Issues	0	1,255	0	1,255
United Arab Emirates
Corporate Bonds & Notes	0	454	0	454
United Kingdom
Corporate Bonds & Notes	0	448	0	448
United States
Corporate Bonds & Notes	0	4,089	0	4,089
Mortgage-Backed Securities	0	576	0	576
U.S. Government Agencies	0	66	0	66
U.S. Treasury Obligations	0	107	0	107
Uruguay
Sovereign Issues	0	1,853	0	1,853
Venezuela
Corporate Bonds & Notes	0	4,083	0	4,083
Sovereign Issues	0	5,128	0	5,128
Virgin Islands (British)
Corporate Bonds & Notes	0	10,293	0	10,293
Zambia
Sovereign Issues	0	461	0	461
Short-Term Instruments
Repurchase Agreements	0	201	0	201
U.S. Treasury Bills	0	1,990	0	1,990
	$0	$260,017	$778	$260,795

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,641	$0	$0	$24,641

Total Investments	$24,641	$260,017	$778	$285,436

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	2,164	0	2,164
	$0	$2,167	$0	$2,167

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(14)	0	(23)
Over the counter	0	(2,996)	0	(2,996)

	$(9)	$(3,010)	$0	$(3,019)

Totals	$24,632	$259,174	$778	$284,584

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.1%
AUSTRALIA 0.6%
CORPORATE BONDS & NOTES 0.3%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$700	$702

MORTGAGE-BACKED SECURITIES 0.0%
Torrens Trust
2.685% due 10/19/2038	AUD	48	37

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp.
2.750% due 11/20/2025		122	116
Queensland Treasury Corp.
4.250% due 07/21/2023		600	509

			625

Total Australia (Cost $1,447)			1,364

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Petrobras Global Finance BV
3.151% due 03/17/2020		$200	173
3.250% due 03/17/2017		300	278

Total Brazil (Cost $500)			451

CANADA 0.8%
CORPORATE BONDS & NOTES 0.2%
Toronto-Dominion Bank
0.711% due 07/02/2019		$500	500

SOVEREIGN ISSUES 0.6%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	103
Province of Ontario
1.900% due 09/08/2017		500	405
3.450% due 06/02/2045		100	89
3.500% due 06/02/2024		600	533
6.200% due 06/02/2031		100	117

			1,247

Total Canada (Cost $1,876)			1,747

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Atrium CDO Corp.
1.357% due 11/16/2022		$295	295
Gallatin CLO Ltd.
1.523% due 07/15/2023		200	200
Symphony CLO LP
1.352% due 01/09/2023		500	498

Total Cayman Islands (Cost $994)			993

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$200	218

Total China (Cost $203)			218

DENMARK 4.5%
CORPORATE BONDS & NOTES 4.5%
BRFkredit A/S
2.000% due 04/01/2015	DKK	24,600	3,541
Nykredit Realkredit A/S
2.000% due 04/01/2015		1,200	173
2.000% due 10/01/2015		26,000	3,789
2.000% due 01/01/2016		2,400	351
Realkredit Danmark A/S
2.000% due 01/01/2016		11,600	1,697

Total Denmark (Cost $10,138)			9,551

FRANCE 6.6%
CORPORATE BONDS & NOTES 1.2%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,200	1,331
BPCE S.A.
4.500% due 03/15/2025		$500	510
Credit Agricole S.A.
0.813% due 06/12/2017		400	400
Dexia Credit Local S.A.
1.875% due 01/29/2020		250	250

			2,491

MORTGAGE-BACKED SECURITIES 0.5%
Infiniti SoPRANo
0.235% due 11/05/2019	EUR	963	970

SOVEREIGN ISSUES 4.9%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$400	440
France Government Bond
0.250% due 07/25/2024 (c)	EUR	998	1,193
1.000% due 11/25/2018		900	1,006
1.750% due 11/25/2024		2,100	2,540
2.500% due 05/25/2030		600	805
3.250% due 05/25/2045		1,800	3,002
4.000% due 10/25/2038		200	352
4.500% due 04/25/2041		600	1,162

			10,500

Total France (Cost $14,195)			13,961

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.7%
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	200	296
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	400	337
4.750% due 03/12/2019	NZD	1,200	929

			1,562

SOVEREIGN ISSUES 0.1%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	102	121
4.000% due 01/04/2037		100	184

			305

Total Germany (Cost $2,047)			1,867

GREECE 0.4%
CORPORATE BONDS & NOTES 0.2%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	466

SOVEREIGN ISSUES 0.2%
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	80,000	444

Total Greece (Cost $1,200)			910

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$200	209

Total Hong Kong (Cost $196)			209

IRELAND 1.3%
ASSET-BACKED SECURITIES 0.0%
Race Point CLO Ltd.
0.513% due 04/15/2020		$75	75

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	1,000	1,141
4.875% due 10/28/2015		$600	615
5.125% due 03/16/2037		200	259

			2,015

MORTGAGE-BACKED SECURITIES 0.4%
DECO Series
1.200% due 04/27/2027 (b)	EUR	500	537
German Residential Funding Ltd.
1.192% due 08/27/2024		192	211

			748

Total Ireland (Cost $3,147)			2,838

ITALY 16.7%
ASSET-BACKED SECURITIES 0.3%
Alba SPV SRL
1.569% due 04/20/2040	EUR	104	113
Claris ABS
0.538% due 10/31/2060		462	494

			607

CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
3.875% due 10/24/2018		600	721
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		100	122
Banco Popolare SC
2.375% due 01/22/2018		500	550
3.250% due 09/30/2016		300	328
3.500% due 03/14/2019		300	342
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$900	908

			2,971

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.288% due 03/31/2048	EUR	134	142
Creso SRL
0.721% due 12/30/2060		794	853
Giovecca Mortgages SRL
0.655% due 04/23/2048		127	137

			1,132

SOVEREIGN ISSUES 14.5%
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024		3,400	4,075
3.250% due 09/01/2046		1,300	1,773
3.750% due 09/01/2024		3,600	4,735
4.000% due 02/01/2037		2,700	3,950
4.500% due 03/01/2024		3,400	4,683
4.750% due 08/01/2023		4,800	6,662
4.750% due 09/01/2028		500	746
4.750% due 09/01/2044		300	515
5.000% due 09/01/2040		1,100	1,876
5.500% due 09/01/2022		700	995
5.500% due 11/01/2022		500	713

Italy Government International Bond
6.000% due 08/04/2028	GBP	200	378

			31,101

Total Italy (Cost $37,311)			35,811

JAPAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	200

Total Japan (Cost $200)			200

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018	EUR	650	779
Wind Acquisition Finance S.A.
7.000% due 04/23/2021		600	690

Total Luxembourg (Cost $1,462)			1,469

MEXICO 0.4%
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	12,100	795

Total Mexico (Cost $908)			795

NETHERLANDS 0.7%
ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.391% due 01/17/2023	EUR	126	133
Chapel BV
0.429% due 07/17/2066		286	294
Highlander Euro CDO BV
0.281% due 05/01/2023		286	304
Jubilee CDO BV
0.396% due 09/20/2022		200	213

			944

CORPORATE BONDS & NOTES 0.3%
Rabobank Group
8.400% due 06/29/2017 (d)		$500	555

Total Netherlands (Cost $1,598)			1,499

NORWAY 0.3%
SOVEREIGN ISSUES 0.3%
Kommunalbanken A/S
0.649% due 03/27/2017		$400	403
Norway Government Bond
3.750% due 05/25/2021	NOK	1,800	256

Total Norway (Cost $675)			659

POLAND 2.6%
SOVEREIGN ISSUES 2.6%
Poland Government International Bond
3.250% due 07/25/2025	PLN	12,600	3,617
4.000% due 10/25/2023		6,800	2,048

Total Poland (Cost $6,049)			5,665

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Novo Banco S.A.
5.000% due 05/14/2019	EUR	100	111

Total Portugal (Cost $130)			111

SLOVENIA 2.1%
SOVEREIGN ISSUES 2.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$500	530
4.700% due 11/01/2016	EUR	800	924
4.750% due 05/10/2018		$1,400	1,503
5.250% due 02/18/2024		1,000	1,153
5.850% due 05/10/2023		300	356

Total Slovenia (Cost $4,461)			4,466

SPAIN 6.6%
CORPORATE BONDS & NOTES 0.6%
Ayt Cedulas Cajas Global
0.153% due 02/22/2018	EUR	200	213
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		$600	654
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	100	116
11.500% due 10/10/2018 (d)		100	125
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	110

			1,218

SOVEREIGN ISSUES 6.0%
Autonomous Community of Catalonia
4.300% due 11/15/2016		400	454
4.950% due 02/11/2020		100	123
Spain Government International Bond
2.750% due 10/31/2024		5,000	6,137
3.300% due 07/30/2016		900	1,010
3.800% due 04/30/2024		700	925
5.150% due 10/31/2028		200	310
5.150% due 10/31/2044		2,000	3,663
Xunta de Galicia
6.131% due 04/03/2018		150	190

			12,812

Total Spain (Cost $14,810)			14,030

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Investment Bank
0.500% due 06/21/2023	AUD	500	303
0.500% due 08/10/2023		400	240

Total Supranational (Cost $586)			543

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.3%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	190
Swedbank AB
2.200% due 03/04/2020		$300	302
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	1,100	140

			632

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	164

Total Sweden (Cost $910)			796

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS AG
4.750% due 05/22/2023		$800	829
7.250% due 02/22/2022		1,100	1,186
7.625% due 08/17/2022		500	608

Total Switzerland (Cost $2,612)			2,623

UNITED KINGDOM 9.0%
ASSET-BACKED SECURITIES 0.1%
Motor PLC
0.654% due 08/25/2021		$266	267

CORPORATE BONDS & NOTES 2.2%
Barclays Bank PLC
7.625% due 11/21/2022		600	704
Barclays PLC
3.650% due 03/16/2025		600	603
6.500% due 09/15/2019 (d)	EUR	200	222
HBOS PLC
0.973% due 09/30/2016		$1,200	1,201
6.750% due 05/21/2018		1,100	1,233
Royal Bank of Scotland PLC
9.500% due 03/16/2022		300	339
Tesco PLC
6.125% due 02/24/2022	GBP	300	507

			4,809

MORTGAGE-BACKED SECURITIES 2.2%
Business Mortgage Finance PLC
0.943% due 02/15/2039		1,023	1,498
2.562% due 02/15/2041		178	261
Eurohome UK Mortgages PLC
0.714% due 06/15/2044		153	215
Eurosail PLC
0.722% due 06/10/2044		51	74
0.862% due 06/13/2045		324	476
Fosse Master Issuer PLC
2.663% due 10/18/2054		200	299
Granite Master Issuer PLC
0.516% due 12/20/2054		$100	99
Mansard Mortgages PLC
1.214% due 12/15/2049	GBP	281	408
Newgate Funding PLC
0.722% due 12/01/2050		300	413
1.564% due 12/15/2050		378	542
RMAC Securities PLC
0.712% due 06/12/2044		285	396

			4,681

SOVEREIGN ISSUES 4.5%
United Kingdom Gilt
2.250% due 09/07/2023		500	785
3.250% due 01/22/2044		3,200	5,678
3.500% due 01/22/2045		200	372
4.250% due 06/07/2032		400	782
4.250% due 03/07/2036		100	199
4.250% due 12/07/2040		600	1,231
4.500% due 09/07/2034		300	612

			9,659

Total United Kingdom (Cost $19,152)			19,416

UNITED STATES 14.2%
ASSET-BACKED SECURITIES 0.4%
Amortizing Residential Collateral Trust
0.754% due 07/25/2032		$1	1
0.874% due 10/25/2031		2	1
Amresco Residential Securities Corp. Mortgage Loan Trust
1.114% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.241% due 12/25/2036 ^		2	2
Credit Suisse First Boston Mortgage Securities Corp.
0.791% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.168% due 12/20/2027		1	1
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.624% due 08/25/2035		134	133
Long Beach Mortgage Loan Trust
0.734% due 10/25/2034		12	12
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		212	130
Residential Asset Securities Corp. Trust
0.674% due 07/25/2032 ^		2	2

SLM Student Loan Trust
0.756% due 10/25/2017		80	80
1.756% due 04/25/2023		436	448

			812

CORPORATE BONDS & NOTES 2.8%
Ally Financial, Inc.
2.750% due 01/30/2017		200	200
2.937% due 07/18/2016		100	100
4.625% due 06/26/2015		300	302
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	233
Bank of America Corp.
6.100% due 03/17/2025 (d)		$400	407
Goldman Sachs Group, Inc.
1.417% due 04/23/2020		400	406
International Lease Finance Corp.
6.750% due 09/01/2016		200	213
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	29
Navient Corp.
5.000% due 04/15/2015		600	601
SABMiller Holdings, Inc.
4.950% due 01/15/2042		800	902
SLM Student Loan Trust
1.112% due 03/15/2038	GBP	700	958
Sprint Communications, Inc.
8.375% due 08/15/2017		$400	436
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,066
Wells Fargo & Co.
5.875% due 06/15/2025 (d)		100	106

			5,959

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
1.878% due 09/25/2045		70	68
Banc of America Mortgage Trust
2.643% due 02/25/2036 ^		62	53
Bear Stearns Adjustable Rate Mortgage Trust
2.473% due 08/25/2033		4	4
2.515% due 03/25/2035		6	6
2.680% due 03/25/2035		59	59
Bear Stearns ALT-A Trust
0.334% due 02/25/2034		78	71
2.589% due 11/25/2035 ^		50	39
2.651% due 09/25/2035		57	49
2.696% due 03/25/2036 ^		104	80
2.756% due 08/25/2036 ^		63	46
Bear Stearns Structured Products, Inc. Trust
3.068% due 12/26/2046		48	38
Citigroup Commercial Mortgage Trust
0.925% due 06/15/2033		400	399
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		11	11
2.280% due 09/25/2035		19	19
Countrywide Alternative Loan Trust
0.386% due 03/20/2046		107	85
0.454% due 02/25/2037		91	71
1.128% due 12/25/2035		123	102
1.628% due 11/25/2035		22	18
5.250% due 06/25/2035 ^		16	15
Countrywide Home Loan Mortgage Pass-Through Trust
0.404% due 05/25/2035		43	37
0.494% due 03/25/2035		92	73
0.504% due 02/25/2035		11	10
2.408% due 11/25/2034		14	13
2.590% due 08/25/2034		39	35
5.500% due 01/25/2035		664	676
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^		227	135
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)		400	7
1.372% due 11/10/2046 (a)		927	19
GSR Mortgage Loan Trust
0.504% due 12/25/2034		103	93
2.601% due 04/25/2035		496	496
2.630% due 01/25/2036 ^		114	105
HarborView Mortgage Loan Trust
2.481% due 05/19/2033		6	6
IndyMac Mortgage Loan Trust
0.414% due 07/25/2035		38	33

JPMorgan Mortgage Trust
2.169% due 07/27/2037	163	141
2.521% due 02/25/2036 ^	67	59
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.615% due 12/15/2030	10	10
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035	17	17
Morgan Stanley Bank of America Merrill Lynch Trust
1.472% due 12/15/2048 (a)	1,260	75
Morgan Stanley Capital Trust
0.324% due 07/12/2044	164	164
Morgan Stanley Mortgage Loan Trust
2.121% due 06/25/2036	75	72
Residential Accredit Loans, Inc. Trust
0.324% due 02/25/2047	45	26
0.354% due 06/25/2046	377	170
0.384% due 04/25/2046	102	54
Structured Adjustable Rate Mortgage Loan Trust
2.423% due 04/25/2034	11	11
Structured Asset Mortgage Investments Trust
0.384% due 05/25/2046	18	13
0.394% due 05/25/2036	135	101
0.394% due 09/25/2047	194	156
0.404% due 05/25/2045	32	28
0.758% due 07/19/2034	5	5
0.838% due 09/19/2032	3	3
0.878% due 03/19/2034	8	8
1.628% due 08/25/2047 ^	55	49
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	37
Thornburg Mortgage Securities Trust
1.421% due 06/25/2047 ^	42	38
1.424% due 06/25/2047 ^	25	23
5.921% due 06/25/2047	21	21
Wachovia Mortgage Loan Trust LLC
2.484% due 10/20/2035 ^	248	227
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 01/25/2045	175	163
1.108% due 06/25/2046	63	59
1.128% due 02/25/2046	142	135
1.948% due 02/27/2034	8	8
2.154% due 03/25/2033	17	17
2.387% due 04/25/2035	97	95
2.441% due 03/25/2035	105	105
Washington Mutual Mortgage Pass-Through Certificates Trust
1.068% due 07/25/2046 ^	37	21
Wells Fargo Mortgage-Backed Securities Trust
2.580% due 03/25/2036 ^	130	126
2.615% due 06/25/2035	41	41
2.616% due 03/25/2035	140	141
2.617% due 04/25/2036	12	12
2.629% due 07/25/2036 ^	94	92

		5,495

MUNICIPAL BONDS & NOTES 0.2%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	271
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	137

		408

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.806% due 01/16/2018	900	22

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
0.294% due 03/25/2034	$10	10
0.324% due 08/25/2034	6	6
0.524% due 09/25/2042	24	25
0.604% due 11/25/2040	138	139
0.624% due 11/25/2040	194	195
0.754% due 06/25/2041	386	391
1.328% due 10/01/2044	24	24

2.004% due 12/01/2034		8	8
2.194% due 05/25/2035		22	23
2.488% due 11/01/2034		59	63
3.500% due 11/01/2021		94	102
5.480% due 07/01/2018		200	214
6.000% due 07/25/2044		15	18
Freddie Mac
0.675% due 12/15/2032		13	13
0.775% due 12/15/2037		40	41
1.220% due 10/25/2044		69	71
2.250% due 03/01/2035		6	6
2.310% due 04/01/2035		121	128
2.371% due 02/01/2029		5	6
Ginnie Mae
1.625% due 04/20/2028 - 06/20/2030		3	3
2.000% due 04/20/2030 - 05/20/2030		2	2
NCUA Guaranteed Notes
0.645% due 11/05/2020		1,322	1,330
0.735% due 12/08/2020		334	337
Tennessee Valley Authority
6.250% due 12/15/2017		400	457

			3,612

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
3.125% due 02/15/2042		100	112
5.250% due 02/15/2029 (i)		100	137
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)		413	417
0.125% due 07/15/2022		1,931	1,954
0.125% due 01/15/2023 (g)		2,329	2,342
0.125% due 07/15/2024		689	690
0.250% due 01/15/2025		7,895	7,968
2.375% due 01/15/2025 (g)(i)		124	151
U.S. Treasury Notes
1.750% due 05/15/2023 (i)		100	100
2.500% due 05/15/2024 (i)		100	105

			13,976

Total United States (Cost $30,048)			30,284

SHORT-TERM INSTRUMENTS 3.8%
CERTIFICATES OF DEPOSIT 0.5%
Credit Suisse
0.631% due 01/28/2016		$400	400
Intesa Sanpaolo SpA
1.632% due 04/11/2016		300	301
1.650% due 04/07/2015		300	300

			1,001

COMMERCIAL PAPER 1.2%
Opusalpha Funding Ltd.
0.101% due 05/29/2015	EUR	1,500	1,612
Weinberg Capital Ltd.
0.101% due 04/13/2015		900	968

			2,580

REPURCHASE AGREEMENTS (e) 0.7%			1,415

CANADA TREASURY BILLS 1.4%
0.948% due 06/18/2015	CAD	3,800	2,997

MEXICO TREASURY BILLS 0.0%
3.021% due 04/01/2015	MXN	1,400	92

Total Short-Term Instruments (Cost $8,423)			8,085

Total Investments in Securities (Cost $165,278)			160,561

	SHARES
INVESTMENTS IN AFFILIATES 22.6%
SHORT-TERM INSTRUMENTS 22.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.6%
PIMCO Short-Term Floating NAV Portfolio	1,685	17
PIMCO Short-Term Floating NAV Portfolio III	4,878,847	48,383

Total Short-Term Instruments (Cost $48,395)		48,400

Total Investments in Affiliates (Cost $48,395)		48,400

Total Investments 97.7% (Cost $213,673)		$208,961
Financial Derivative Instruments (f)(h) 1.4% (Cost or Premiums, net $(626))		3,033
Other Assets and Liabilities, net 0.9%		1,973

Net Assets 100.0%		$213,967

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$1,415	Freddie Mac 2.080% due 11/07/2022	$(1,445)	$1,415	$1,415

Total Repurchase Agreements						$(1,445)	$1,415	$1,415

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	04/01/2045	$2,000	$(2,171)	$(2,183)
Fannie Mae	4.500%	05/01/2045	10,000	(10,863)	(10,884)

				$(13,034)	$(13,067)

Total Short Sales				$(13,034)	$(13,067)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap June Futures	Short	06/2015	55	$(187)	$0	$(8)
90-Day Eurodollar December Futures	Short	12/2015	27	(4)	0	(1)
90-Day Eurodollar June Futures	Short	06/2015	64	(4)	0	(1)
90-Day Eurodollar June Futures	Short	06/2016	7	(1)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	33	(5)	0	(2)
90-Day Eurodollar September Futures	Short	09/2015	31	(4)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	3	(0)	0	0
Australia Government 3-Year Note June Futures	Long	06/2015	20	8	3	0
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	33	1	2	(1)
Euro-Bobl June Futures	Long	06/2015	13	2	1	(1)
Euro-Bund 10-Year Bond June Futures	Long	06/2015	134	91	31	(7)
Euro-Buxl 30-Year Bond June Futures	Long	06/2015	4	49	5	0
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2015	10	15	4	(1)
Euro-Schatz June Futures	Long	06/2015	184	7	2	0
Japan Government 10-Year Bond June Futures	Long	06/2015	11	2	6	(25)
Put Options Strike @ EUR 111.100 on Euro-Schatz June Futures	Short	05/2015	26	1	0	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	26	8	0	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	36	56	11	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2015	1	2	1	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2015	2	(6)	0	(1)
United Kingdom Long Gilt June Futures	Long	06/2015	77	7	1	(18)

Total Futures Contracts				$38	$67	$(68)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%	)	12/20/2019	EUR	500	$(10)	$(1)	$0	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	2.250%	06/17/2025	PLN	500	$2	$3	$0	$0
Pay	3-Month PLN-WIBOR	2.000%	09/16/2025		1,400	(5)	(3)	0	0
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	600	0	0	0	0
Pay	3-Month SEK-LIBOR	1.023%	01/23/2025		500	0	0	0	0
Pay	3-Month SEK-LIBOR	1.033%	01/23/2025		500	1	0	0	0
Pay	3-Month SEK-LIBOR	1.036%	01/23/2025		600	1	0	0	0
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		$1,600	(15)	(13)	0	(1)
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		57,000	359	(435)	0	(40)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,800	74	231	3	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		400	35	(2)	0	0
Receive	3-Month USD-LIBOR	2.250%	05/13/2025		3,200	(56)	(12)	0	(7)
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	1,700	57	51	4	0
Receive	6-Month EUR-EURIBOR	0.150%	09/16/2017	EUR	9,600	(10)	(3)	0	(2)
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025		14,900	(244)	(74)	0	(53)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		200	(40)	(3)	0	(3)
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017	GBP	12,100	(172)	(45)	1	0
Pay	6-Month GBP-LIBOR	1.500%	09/16/2020		4,700	22	26	0	(1)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2025		4,300	(169)	(11)	0	(11)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	2,180,000	1,468	1,264	0	(25)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035		150,000	23	(1)	0	(3)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2044		920,000	341	99	0	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	206,000	5	12	2	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		55,100	1	10	1	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		23,600	(10)	(1)	4	0
Pay	28-Day MXN-TIIE	5.620%	11/09/2021		1,100	0	0	0	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		1,600	0	(1)	0	0

						$1,668	$1,092	$15	$(146)

Total Swap Agreements						$1,658	$1,091	$15	$(146)

(4)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $211 and cash of $2,155 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015	EUR	823		$902	$17	$0
	04/2015		$16,546	GBP	11,146	0	(12)
	05/2015	GBP	11,146		$16,542	13	0
BOA	04/2015	CNY	1,420		231	0	0
	04/2015	DKK	5,103		778	44	0
	04/2015	GBP	163		241	0	(1)
	04/2015	NZD	1,249		939	5	0
	04/2015	PLN	638		168	0	0
	04/2015		$387	EUR	365	5	0
	04/2015		4,121	JPY	492,539	0	(14)
	05/2015	JPY	492,539		$4,122	14	0
	05/2015		$2,119	AUD	2,691	0	(74)
	07/2015	BRL	2,334		$844	132	0
	09/2015		$70	CNY	430	0	(1)
BPS	04/2015	GBP	542		$804	0	0
	04/2015		$3,749	AUD	4,740	0	(139)
	04/2015		1,351	EUR	1,275	20	0
	04/2015		342	JPY	41,500	4	0
	05/2015	AUD	4,740		$3,742	138	0
	05/2015	EUR	619		672	6	0
	05/2015	MXN	1,195		78	0	0
	05/2015		$417	JPY	49,800	0	(2)
	01/2016	DKK	7,675		$1,194	80	0
BRC	04/2015	PLN	1,130		304	6	0
	05/2015	MXN	4,034		269	5	0
	09/2015		$154	CNY	941	0	(3)
CBK	04/2015	AUD	6,760		$5,251	102	0
	04/2015	GBP	105		162	6	0
	04/2015	HKD	251		32	0	0
	04/2015	INR	13,083		210	0	0
	04/2015	JPY	450,500		3,712	0	(44)
	04/2015	PLN	331		89	2	0
	04/2015		$104	EUR	92	0	(5)
	05/2015	CAD	125		$100	1	0
	05/2015	MXN	1,190		78	0	0
	05/2015		$757	MXN	11,677	11	(4)
	08/2015	SEK	4,205		$506	17	0
	09/2015		$577	CNY	3,492	0	(16)
DUB	04/2015	GBP	10,393		$16,120	704	0
	04/2015	INR	14,304		228	0	0
	04/2015	JPY	572,039		4,787	18	0
	04/2015	PLN	28		8	0	0
	04/2015		$230	INR	14,304	0	(1)
	04/2015		13	RUB	771	1	0
	05/2015		356	MXN	5,502	4	0
	07/2015	BRL	3,591		$1,324	229	0
	10/2015	DKK	10,228		1,582	102	0
	01/2016		2,457		382	25	0
FBF	05/2015	BRL	611		190	0	0
	05/2015		$366	MXN	5,684	6	0
	06/2015	INR	28,133		$443	0	(3)
GLM	04/2015	EUR	42,199		47,975	2,600	0
	04/2015	GBP	126		195	8	0
	04/2015		$1,551	AUD	2,020	0	(13)
	04/2015		5,415	EUR	4,828	14	(238)
	04/2015		282	GBP	183	0	(10)
	04/2015		287	JPY	34,800	3	0
	05/2015		3,150	EUR	2,866	0	(67)
	05/2015		601	GBP	403	0	(3)
	08/2015	NOK	2,145		$279	14	0
	08/2015		$1,312	DKK	8,480	0	(86)
HUS	04/2015	MXN	1,387		$96	5	0
	04/2015	PLN	2,466		669	19	0
	04/2015		$23,769	EUR	21,648	0	(492)
	05/2015	EUR	21,648		$23,779	492	0
	06/2015	INR	83,047		1,308	0	(7)
	07/2015	PLN	4,559		1,218	20	0
	10/2015	DKK	15,325		2,351	133	0
JPM	04/2015	BRL	6,881		2,140	0	(16)
	04/2015	EUR	7,956		8,500	13	(68)
	04/2015	INR	80,586		1,288	0	(1)
	04/2015	MXN	29,541		2,007	73	0
	04/2015	PLN	22		6	0	0
	04/2015	RUB	51,147		799	0	(75)
	04/2015		$2,191	BRL	6,881	9	(44)
	04/2015		2,421	EUR	2,282	33	0
	04/2015		1,010	INR	62,780	0	(7)
	04/2015		3,779	JPY	453,700	16	(12)
	04/2015		791	RUB	48,565	39	0
	05/2015	MXN	2,329		$149	0	(3)
	05/2015		$2,122	BRL	6,881	16	0
	07/2015	BRL	2,212		$792	117	0
	07/2015	PLN	12,809		3,411	44	0
	09/2015		$106	CNY	640	0	(3)
	10/2015	DKK	504		$77	4	0
	01/2016	BRL	3,241		1,100	164	0
	01/2016	DKK	1,545		236	12	0
MSB	04/2015	BRL	5,612		1,749	0	(9)
	04/2015	DKK	20,753		3,171	184	0
	04/2015		$2,037	BRL	5,612	0	(279)
	09/2015		70	CNY	431	0	(1)
	01/2016	DKK	2,530		$387	20	0
RBC	04/2015	CAD	5,390		4,323	67	0
SCX	04/2015	CNY	5,586		900	0	(8)
	04/2015	INR	107,542		1,713	0	(6)
	04/2015		$1,721	INR	107,542	1	(3)
	06/2015		1,687		107,542	17	0
SOG	04/2015		4,306	CAD	5,390	0	(51)
	05/2015	CAD	5,390		$4,304	50	0
UAG	04/2015	DKK	465		71	4	0
	04/2015	EUR	29,500		33,550	1,830	0
	04/2015	INR	112,223		1,790	0	(11)
	04/2015		$54,922	EUR	49,988	0	(1,173)
	04/2015		2,278	INR	143,113	19	0
	05/2015	EUR	49,988		$54,946	1,173	0
	05/2015	GBP	47		70	0	0
	06/2015		$1,765	INR	112,223	12	0
	08/2015	DKK	8,235		$1,218	27	0
	10/2015		511		78	4	0

Total Forward Foreign Currency Contracts						$8,973	$(3,005)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	124.000	05/07/2015	$600	$4	$1
HUS	Call - OTC USD versus JPY		124.000	05/07/2015	3,000	20	7

						$24	$8

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$1,000	$81	$2
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	2,500	41	121

								$122	$123

Total Purchased Options								$146	$131

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$1,200	$(2)	$0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	1,400	(2)	0
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	2,100	(2)	0

						$(6)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015		$300	$(8)	$(57)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		1,000	(18)	(3)
	Put - OTC USD versus JPY		80.000	02/18/2019		400	(22)	(3)
	Put - OTC USD versus JPY		80.000	02/28/2019		30	(1)	0
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		400	(10)	(67)
BRC	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		600	(4)	(2)
	Put - OTC USD versus JPY		94.750	04/21/2016		600	(18)	(1)
	Put - OTC USD versus JPY		97.000	09/08/2016		1,000	(22)	(5)
CBK	Call - OTC USD versus BRL	BRL	2.740	06/08/2015		300	(7)	(47)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		200	(5)	0
	Put - OTC USD versus JPY		95.000	09/08/2016		1,600	(35)	(6)
	Put - OTC USD versus JPY		96.000	09/08/2016		500	(12)	(2)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016		500	(12)	(1)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015		100	(3)	(18)
	Call - OTC USD versus BRL		2.710	06/02/2015		200	(6)	(33)
	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		1,600	(11)	(5)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		500	(6)	(3)
	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		1,400	(9)	(4)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		460	(5)	(3)
MSB	Put - OTC EUR versus CAD	CAD	1.326	04/21/2015	EUR	520	(3)	(1)
	Call - OTC EUR versus CAD		1.388	04/21/2015		520	(3)	(2)
	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		$200	(6)	(37)
UAG	Call - OTC USD versus BRL		2.640	06/15/2015		400	(11)	(76)

							$(237)	$(376)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$4,000	$(76)	$(7)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	06/12/2015		1,000	(5)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	06/12/2015		1,000	(6)	(2)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750%	09/11/2015	EUR	500	(14)	(25)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300%	09/11/2015		500	(15)	(7)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015		1,000	(41)	(232)

								$(157)	$(282)

Total Written Options								$(400)	$(658)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Universal Health Services, Inc.	(1.250%)	06/20/2016	0.196%		$1,000	$0	$(13)	$0	$(13)
	Wind Acquisition Finance S.A.	(5.000%)	06/20/2021	2.917%	EUR	600	(82)	5	0	(77)
BRC	UBS AG	(1.000%)	09/20/2022	1.502%		$750	22	3	25	0
CBK	Navient Corp.	(5.000%)	06/20/2015	0.532%		600	(18)	11	0	(7)
	SABMiller PLC	(1.000%)	03/20/2020	0.497%	EUR	400	(11)	0	0	(11)
	UBS AG	(1.000%)	09/20/2022	1.502%		$800	43	(16)	27	0
GST	SABMiller PLC	(1.000%)	03/20/2020	0.497%	EUR	400	(10)	(1)	0	(11)
MYC	UBS AG	(1.000%)	03/20/2017	0.940%		$850	(2)	0	0	(2)

							$(58)	$(11)	$52	$(121)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.491%	$300	$(15)	$(2)	$0	$(17)
	Brazil Government International Bond	1.000%	09/20/2019	2.609%	100	(3)	(4)	0	(7)
	France Government Bond	0.250%	03/20/2020	0.340%	1,000	(7)	3	0	(4)
BRC	France Government Bond	0.250%	03/20/2020	0.340%	300	(2)	1	0	(1)
CBK	Brazil Government International Bond	1.000%	03/20/2019	2.491%	100	(4)	(1)	0	(5)
	France Government Bond	0.250%	03/20/2020	0.340%	200	(2)	1	0	(1)
	France Government Bond	0.250%	06/20/2020	0.354%	200	(1)	0	0	(1)
DUB	Brazil Government International Bond	1.000%	03/20/2019	2.491%	300	(13)	(4)	0	(17)
	Italy Government International Bond	1.000%	06/20/2019	0.859%	100	(1)	2	1	0
GST	France Government Bond	0.250%	03/20/2020	0.340%	1,600	(14)	8	0	(6)
	France Government Bond	0.250%	06/20/2020	0.354%	200	(1)	0	0	(1)
	Greece Government International Bond	1.000%	12/20/2015	66.327%	100	(7)	(26)	0	(33)
HUS	Brazil Government International Bond	1.000%	06/20/2019	2.531%	100	(2)	(4)	0	(6)
	Brazil Government International Bond	1.000%	09/20/2019	2.609%	100	(3)	(4)	0	(7)
	France Government Bond	0.250%	03/20/2020	0.340%	300	(2)	1	0	(1)
JPM	Brazil Government International Bond	1.000%	03/20/2019	2.491%	200	(8)	(3)	0	(11)
	France Government Bond	0.250%	03/20/2020	0.340%	600	(4)	2	0	(2)
	France Government Bond	0.250%	06/20/2020	0.354%	300	(2)	0	0	(2)
MYC	Brazil Government International Bond	1.000%	03/20/2019	2.491%	100	(4)	(1)	0	(5)
	Brazil Government International Bond	1.000%	09/20/2019	2.609%	100	(3)	(4)	0	(7)
	France Government Bond	0.250%	03/20/2020	0.340%	700	(4)	1	0	(3)

						$(102)	$(34)	$1	$(137)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%)	12/20/2019	EUR	400	$14	$(9)	$5	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000%)	12/20/2019		200	7	(4)	3	0

						$21	$(13)	$8	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	400	$495	$0	$(60)	$0	$(60)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		590	683	0	(40)	0	(40)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		2,000	2,490	(11)	(303)	0	(314)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		1,100	1,451	(85)	(169)	0	(254)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		1,200	1,582	(87)	(190)	0	(277)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		700	862	0	(101)	0	(101)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		4,090	4,755	(16)	(285)	0	(301)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		2,000	2,478	2	(305)	0	(303)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	1,800	1,857	(24)	25	1	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	2,500	3,095	1	(376)	0	(375)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		800	920	0	(49)	0	(49)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	1,500	1,550	(13)	11	0	(2)

							$(233)	$(1,842)	$1	$(2,076)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	400	$0	$(2)	$0	$(2)
FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016	MXN	27,600	0	5	5	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	3,300	0	(4)	0	(4)

							$0	$(1)	$5	$(6)

Volatility Swaps
								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.600%	04/21/2015	$0	$0	$0	$0	$0
MSB	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.800%	04/21/2015	0	0	0	0	0

						$0	$0	$0	$0

Total Swap Agreements						$(372)	$(1,901)	$67	$(2,340)

(i)	Securities with an aggregate market value of $276 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$702	$0	$702
Mortgage-Backed Securities	0	37	0	37
Sovereign Issues	0	625	0	625
Brazil
Corporate Bonds & Notes	0	451	0	451
Canada
Corporate Bonds & Notes	0	500	0	500
Sovereign Issues	0	1,247	0	1,247
Cayman Islands
Asset-Backed Securities	0	993	0	993
China
Corporate Bonds & Notes	0	218	0	218
Denmark
Corporate Bonds & Notes	0	9,551	0	9,551
France
Corporate Bonds & Notes	0	2,491	0	2,491
Mortgage-Backed Securities	0	970	0	970
Sovereign Issues	0	10,500	0	10,500
Germany
Corporate Bonds & Notes	0	1,562	0	1,562
Sovereign Issues	0	305	0	305
Greece
Corporate Bonds & Notes	0	466	0	466
Sovereign Issues	0	444	0	444
Hong Kong
Corporate Bonds & Notes	0	209	0	209
Ireland
Asset-Backed Securities	0	75	0	75
Corporate Bonds & Notes	0	2,015	0	2,015
Mortgage-Backed Securities	0	211	537	748
Italy
Asset-Backed Securities	0	607	0	607
Corporate Bonds & Notes	0	2,971	0	2,971
Mortgage-Backed Securities	0	1,132	0	1,132
Sovereign Issues	0	31,101	0	31,101
Japan
Corporate Bonds & Notes	0	200	0	200
Luxembourg
Corporate Bonds & Notes	0	1,469	0	1,469
Mexico
Sovereign Issues	0	795	0	795
Netherlands
Asset-Backed Securities	0	944	0	944
Corporate Bonds & Notes	0	555	0	555
Norway
Sovereign Issues	0	659	0	659
Poland
Sovereign Issues	0	5,665	0	5,665
Portugal
Corporate Bonds & Notes	0	111	0	111
Slovenia
Sovereign Issues	0	4,466	0	4,466
Spain
Corporate Bonds & Notes	0	1,218	0	1,218
Sovereign Issues	0	12,812	0	12,812
Supranational
Corporate Bonds & Notes	0	543	0	543
Sweden
Corporate Bonds & Notes	0	632	0	632
Sovereign Issues	0	164	0	164
Switzerland
Corporate Bonds & Notes	0	2,623	0	2,623
United Kingdom
Asset-Backed Securities	0	267	0	267
Corporate Bonds & Notes	0	4,809	0	4,809
Mortgage-Backed Securities	0	4,681	0	4,681
Sovereign Issues	0	9,659	0	9,659
United States
Asset-Backed Securities	0	812	0	812
Corporate Bonds & Notes	0	5,959	0	5,959
Mortgage-Backed Securities	0	5,457	38	5,495
Municipal Bonds & Notes	0	408	0	408
Preferred Securities	22	0	0	22
U.S. Government Agencies	0	3,612	0	3,612
U.S. Treasury Obligations	0	13,976	0	13,976
Short-Term Instruments
Certificates of Deposit	0	1,001	0	1,001
Commercial Paper	0	2,580	0	2,580
Repurchase Agreements	0	1,415	0	1,415
Canada Treasury Bills	0	2,997	0	2,997
Mexico Treasury Bills	0	92	0	92
	$22	$159,964	$575	$160,561

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,400	$0	$0	$48,400

Total Investments	$48,422	$159,964	$575	$208,961

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,067)	$0	$(13,067)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	15	0	82
Over the counter	0	9,171	0	9,171
	$67	$9,186	$0	$9,253

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(68)	(146)	0	(214)
Over the counter	0	(6,003)	0	(6,003)

	$(68)	$(6,149)	$0	$(6,217)

Totals	$48,421	$149,934	$575	$198,930

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4%
AUSTRALIA 1.6%
CORPORATE BONDS & NOTES 0.6%
Westpac Banking Corp.
1.850% due 11/26/2018		$200	$202

SOVEREIGN ISSUES 1.0%
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	100	115
Queensland Treasury Corp.
4.250% due 07/21/2023		300	255

			370

Total Australia (Cost $611)			572

BRAZIL 5.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
3.250% due 03/17/2017		$300	277

SOVEREIGN ISSUES 5.0%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		200	199
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	4,600	1,399
0.000% due 01/01/2018		700	156
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		300	83

			1,837

Total Brazil (Cost $2,765)			2,114

CANADA 1.7%
CORPORATE BONDS & NOTES 1.1%
Toronto-Dominion Bank
0.711% due 07/02/2019		$400	400

SOVEREIGN ISSUES 0.6%
Province of Ontario
3.450% due 06/02/2045	CAD	100	89
6.200% due 06/02/2031		100	116

			205

Total Canada (Cost $619)			605

DENMARK 1.4%
CORPORATE BONDS & NOTES 1.4%
Nykredit Realkredit A/S
2.000% due 04/01/2015	DKK	300	43
2.000% due 10/01/2015		2,200	320
Realkredit Danmark A/S
2.000% due 01/01/2016		900	132

Total Denmark (Cost $524)			495

FRANCE 11.3%
CORPORATE BONDS & NOTES 1.9%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	202
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	202
Credit Agricole S.A.
0.813% due 06/12/2017		300	300

			704

SOVEREIGN ISSUES 9.4%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		300	330
France Government Bond
0.250% due 07/25/2024 (c)	EUR	50	60
1.000% due 11/25/2018 (f)		1,100	1,229
3.250% due 05/25/2045		300	500
4.000% due 10/25/2038		125	220
4.500% due 04/25/2041		500	969
France Treasury Notes
2.500% due 07/25/2016		100	111

			3,419

Total France (Cost $4,146)			4,123

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.2%
KFW
6.000% due 08/20/2020	AUD	100	90

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	209	237

Total Germany (Cost $402)			327

GREECE 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	10,000	55
5.000% due 08/22/2016		10,000	58

Total Greece (Cost $184)			113

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$100	101

Total Guernsey, Channel Islands (Cost $100)			101

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$300	313

Total Hong Kong (Cost $295)			313

IRELAND 0.7%
ASSET-BACKED SECURITIES 0.2%
Mercator CLO PLC
0.283% due 02/18/2024	EUR	87	93

CORPORATE BONDS & NOTES 0.5%
Depfa ACS Bank
4.875% due 10/28/2015		$100	103
4.875% due 05/21/2019	EUR	50	64

			167

Total Ireland (Cost $282)			260

ITALY 19.8%
ASSET-BACKED SECURITIES 0.4%
Claris ABS
0.538% due 10/31/2060	EUR	132	141

CORPORATE BONDS & NOTES 2.4%
Banca Carige SpA
3.875% due 10/24/2018		200	240
Banco Popolare SC
3.250% due 09/30/2016		200	219
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$400	404

			863

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.288% due 03/31/2048	EUR	40	42
Giovecca Mortgages SRL
0.655% due 04/23/2048		127	137

			179

SOVEREIGN ISSUES 16.5%
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024		300	360
3.250% due 09/01/2046		100	136
3.750% due 09/01/2024		150	197
4.000% due 02/01/2037		500	732
4.500% due 05/01/2023		100	136
4.500% due 03/01/2024		700	964
4.750% due 08/01/2023 (f)		1,500	2,082
4.750% due 09/01/2028		300	448
4.750% due 09/01/2044		200	343
5.000% due 09/01/2040		100	171
5.500% due 11/01/2022		200	285
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	189

			6,043

Total Italy (Cost $7,572)			7,226

MEXICO 0.7%
SOVEREIGN ISSUES 0.7%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	4,000	263

Total Mexico (Cost $300)			263

NETHERLANDS 0.5%
ASSET-BACKED SECURITIES 0.2%
Euro-Galaxy CLO BV
0.295% due 10/23/2021	EUR	56	59

CORPORATE BONDS & NOTES 0.3%
Rabobank Group
8.375% due 07/26/2016 (d)		$100	107

Total Netherlands (Cost $176)			166

POLAND 3.6%
SOVEREIGN ISSUES 3.6%
Poland Government International Bond
3.250% due 07/25/2025	PLN	2,700	775
4.000% due 10/25/2023		1,800	542

Total Poland (Cost $1,405)			1,317

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Novo Banco S.A.
5.875% due 11/09/2015	EUR	100	108

Total Portugal (Cost $135)			108

SLOVENIA 2.0%
SOVEREIGN ISSUES 2.0%
Slovenia Government International Bond
4.375% due 01/18/2021	EUR	100	130
4.700% due 11/01/2016		200	231

5.125% due 03/30/2026		100	151
5.250% due 02/18/2024		$200	230

Total Slovenia (Cost $767)			742

SPAIN 9.8%
CORPORATE BONDS & NOTES 1.9%
Ayt Cedulas Cajas Global
0.153% due 02/22/2018	EUR	100	106
Bankia S.A.
3.500% due 12/14/2015		300	330
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	110
Cedulas Fondo de Titulizacion de Activos
3.875% due 05/23/2025		100	136

			682

SOVEREIGN ISSUES 7.9%
Autonomous Community of Catalonia
4.950% due 02/11/2020		200	247
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	100	80
Spain Government International Bond
3.300% due 07/30/2016	EUR	100	112
4.700% due 07/30/2041		100	168
4.800% due 01/31/2024		100	141
5.150% due 10/31/2028		200	311
5.150% due 10/31/2044		300	550
5.400% due 01/31/2023 (f)		800	1,145
Xunta de Galicia
5.763% due 04/03/2017		100	119

			2,873

Total Spain (Cost $3,831)			3,555

SWEDEN 0.8%
CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	127
Swedbank Hypotek AB
3.750% due 12/20/2017		300	38

			165

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		900	123

Total Sweden (Cost $355)			288

UNITED KINGDOM 13.8%
ASSET-BACKED SECURITIES 0.4%
Motor PLC
0.654% due 08/25/2021		$160	160

CORPORATE BONDS & NOTES 2.0%
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	200	223
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	189
NRAM PLC
5.625% due 06/22/2017		$200	219
Royal Bank of Scotland PLC
9.500% due 03/16/2022		100	113

			744

MORTGAGE-BACKED SECURITIES 6.0%
Eurosail PLC
0.189% due 03/13/2045	EUR	68	71
0.196% due 12/10/2044		62	65
0.722% due 03/13/2045	GBP	136	196
Fosse Master Issuer PLC
2.663% due 10/18/2054		100	149
Granite Master Issuer PLC
0.316% due 12/20/2054		$116	115
0.516% due 12/20/2054		100	99

Granite Mortgages PLC
0.886% due 06/20/2044	GBP	27	40
Great Hall Mortgages PLC
0.400% due 06/18/2039		$55	52
Hercules Eclipse PLC
0.805% due 10/25/2018	GBP	125	183
Kensington Mortgage Securities PLC
0.197% due 06/14/2040	EUR	47	49
Leek Finance PLC
0.525% due 09/21/2038		$232	242
Mansard Mortgages PLC
1.214% due 12/15/2049	GBP	169	245
Newgate Funding PLC
1.564% due 12/15/2050		189	271
RMAC Securities PLC
0.182% due 06/12/2044	EUR	145	147
0.732% due 06/12/2044	GBP	164	230

			2,154

SOVEREIGN ISSUES 5.4%
United Kingdom Gilt
2.750% due 09/07/2024		100	163
3.250% due 01/22/2044 (f)		800	1,420
4.250% due 06/07/2032		200	391

			1,974

Total United Kingdom (Cost $4,689)			5,032

UNITED STATES 16.5%
ASSET-BACKED SECURITIES 0.4%
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		$50	50
SLM Student Loan Trust
0.287% due 12/15/2023	EUR	102	109

			159

CORPORATE BONDS & NOTES 1.7%
Ally Financial, Inc.
4.625% due 06/26/2015		$300	302
Bank of America Corp.
6.100% due 03/17/2025 (d)		100	102
International Lease Finance Corp.
6.750% due 09/01/2016		100	106
Wells Fargo & Co.
3.000% due 02/19/2025		100	101

			611

MORTGAGE-BACKED SECURITIES 5.2%
Citigroup Commercial Mortgage Trust
0.925% due 06/15/2033		300	299
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		19	19
Commercial Mortgage Trust
2.077% due 07/10/2046 (a)		1,216	30
2.326% due 07/10/2046 (a)		1,205	55
Credit Suisse Mortgage Capital Certificates
5.771% due 12/16/2049		159	168
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)		200	3
1.372% due 11/10/2046 (a)		463	10
First Horizon Mortgage Pass-Through Trust
2.659% due 05/25/2037 ^		56	45
HarborView Mortgage Loan Trust
0.458% due 02/19/2036		409	309
Impac CMB Trust
0.894% due 10/25/2034		99	85
IndyMac Mortgage Loan Trust
0.414% due 07/25/2035		35	31
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		200	219
JPMorgan Mortgage Trust
2.521% due 02/25/2036 ^		34	29
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.035% due 08/15/2032		65	62
Merrill Lynch Mortgage Investors Trust
2.464% due 02/25/2035		19	19
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.874% due 08/12/2049		100	108
Morgan Stanley Bank of America Merrill Lynch Trust
1.472% due 12/15/2048 (a)		388	23

Royal Bank of Scotland Capital Funding Trust
6.028% due 12/16/2049		90	94
Structured Asset Securities Corp. Trust
2.610% due 10/28/2035		67	64
Thornburg Mortgage Securities Trust
1.421% due 06/25/2047 ^		21	19
WaMu Commercial Mortgage Securities Trust
5.349% due 03/23/2045		151	155
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 10/25/2035		44	45

			1,891

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.604% due 11/25/2040		69	69
0.624% due 11/25/2040		97	98
Freddie Mac
0.775% due 12/15/2037		20	21
NCUA Guaranteed Notes
0.545% due 11/06/2017		397	398
0.735% due 12/08/2020		134	135
Small Business Administration
5.980% due 05/01/2022		59	64

			785

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		103	104
0.125% due 07/15/2022		102	103
0.125% due 01/15/2023 (h)		1,215	1,222
0.250% due 01/15/2025		691	697
2.375% due 01/15/2025		372	452

			2,578

Total United States (Cost $5,944)			6,024

SHORT-TERM INSTRUMENTS 4.8%
CERTIFICATES OF DEPOSIT 1.9%
Credit Suisse
0.583% due 08/24/2015		$300	300
Intesa Sanpaolo SpA
1.650% due 04/07/2015		400	400

			700

REPURCHASE AGREEMENTS (e) 0.4%			157

MEXICO TREASURY BILLS 2.5%
2.992% due 04/01/2015 - 05/14/2015 (b)	MXN	13,710	896

Total Short-Term Instruments (Cost $1,795)			1,753

Total Investments in Securities (Cost $36,897)			35,497

	SHARES
INVESTMENTS IN AFFILIATES 13.5%
SHORT-TERM INSTRUMENTS 13.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short-Term Floating NAV Portfolio		1,515	15
PIMCO Short-Term Floating NAV Portfolio III		496,273	4,922

Total Short-Term Instruments (Cost $4,936)			4,937

Total Investments in Affiliates (Cost $4,936)			4,937

Total Investments 110.9% (Cost $41,833)			$40,434
Financial Derivative Instruments (g)(i) (0.7%) (Cost or Premiums, net $(221))			(274)
Other Assets and Liabilities, net (10.2%)			(3,712)

Net Assets 100.0%			$36,448

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$157	Freddie Mac 2.080% due 10/17/2022	$(163)	$157	$157

Total Repurchase Agreements						$(163)	$157	$157

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	(0.070%)	01/16/2015	04/16/2015	EUR	(1,143)	$(1,230)
	0.070%	02/05/2015	05/07/2015		(919)	(993)
	0.529%	02/12/2015	05/14/2015	GBP	(603)	(899)
MSC	0.050%	02/05/2015	05/07/2015	EUR	(1,268)	(1,369)

Total Sale-Buyback Transactions						$(4,491)

(1)	Includes accrued interest.
(2)	The average amount of borrowing outstanding during the period ended March 31, 2015 was $3,772 at a weighted average interest rate of 0.147%.
(3)	Payable for sale-buyback transactions includes $12 of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	05/01/2045	$800	$(837)	$(839)
Fannie Mae	4.000%	05/01/2045	1,100	(1,173)	(1,174)
Fannie Mae	4.500%	05/01/2045	1,700	(1,845)	(1,850)

Total Short Sales				$(3,855)	$(3,863)

(f)	Securities with an aggregate market value of $4,507 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	5	$(1)	$0	$0
90-Day Eurodollar June Futures	Short	06/2015	12	(1)	0	0
90-Day Eurodollar June Futures	Short	06/2016	1	(0)	0	0
90-Day Eurodollar March Futures	Short	03/2016	5	(1)	0	0
90-Day Eurodollar September Futures	Short	09/2015	5	(0)	0	0
90-Day Eurodollar September Futures	Short	09/2016	1	(0)	0	0
Australia Government 3-Year Note June Futures	Long	06/2015	4	2	1	0
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	8	0	0	(1)
Canada Government 10-Year Bond June Futures	Short	06/2015	1	(1)	0	0
Euro-Bobl June Futures	Long	06/2015	2	1	0	0
Euro-Bund 10-Year Bond June Futures	Long	06/2015	18	(1)	4	(6)
Euro-Buxl 30-Year Bond June Futures	Long	06/2015	2	24	2	0
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2015	2	3	1	0
Put Options Strike @ EUR 111.100 on Euro-Schatz June Futures	Short	05/2015	4	0	0	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond June Futures	Long	05/2015	14	(0)	0	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	6	2	0	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	46	71	15	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2015	1	2	1	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2015	2	(11)	0	(1)
United Kingdom Long Gilt June Futures	Long	06/2015	10	10	0	(2)

Total Futures Contracts				$99	$24	$(10)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%	)	12/20/2019	EUR	2,000	$(41)	$(12)	$0	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.080%	01/26/2025	SEK	200	$0	$0	$0	$0
Pay	3-Month SEK-LIBOR	1.085%	01/26/2025		200	0	0	0	0
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		$16,300	103	(119)	0	(12)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		1,500	40	124	2	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		2,200	(207)	(220)	0	(5)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		300	26	(1)	0	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		1,700	(166)	(44)	0	(4)
Receive	3-Month USD-LIBOR	2.250%	05/13/2025		300	(5)	(1)	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		100	(6)	(3)	0	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2034		100	20	12	0	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		100	26	17	0	0
Pay	6-Month EUR-EURIBOR	0.150%	09/16/2017	EUR	1,000	1	0	0	0
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025		3,200	(52)	(14)	0	(7)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		400	(80)	(6)	0	(6)
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017	GBP	2,400	(34)	(9)	0	0
Pay	6-Month GBP-LIBOR	1.500%	09/16/2020		1,100	5	6	0	0
Receive	6-Month GBP-LIBOR	2.000%	09/16/2025		1,200	(47)	1	0	(2)
Pay	6-Month GBP-LIBOR	3.000%	09/16/2045		100	36	5	0	0
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	20,000	(2)	0	0	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		700,000	471	531	0	(8)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035		30,000	5	0	0	0
Pay	6-Month JPY-LIBOR	1.500%	12/20/2044		30,000	11	12	0	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	35,600	1	1	1	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		3,400	(1)	(2)	1	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		2,100	0	0	0	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		400	0	0	0	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		600	2	1	0	0

						$147	$291	$4	$(45)

Total Swap Agreements						$106	$279	$4	$(45)

(4)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $144 and cash of $369 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015	GBP	533		$791	$1	$0
	05/2015		$791	GBP	533	0	(1)
BOA	04/2015	BRL	1,379		$430	0	(2)
	04/2015	CNY	246		40	0	0
	04/2015	JPY	801,387		6,704	23	0
	04/2015	PLN	194		51	0	0
	04/2015		$474	BRL	1,379	0	(42)
	04/2015		172	EUR	162	2	0
	04/2015		37	GBP	25	0	0
	04/2015		6,412	JPY	765,787	0	(27)
	04/2015		1,043	MYR	3,765	0	(29)
	05/2015	NZD	28		$21	1	0
	05/2015		$359	AUD	456	0	(13)
	05/2015		6,707	JPY	801,387	0	(22)
	07/2015	BRL	734		$266	42	0
	09/2015		$20	CNY	123	0	0
BPS	04/2015	SEK	13,300		$1,552	8	0
	04/2015		$49	AUD	64	0	0
	04/2015		376	EUR	355	6	0
	04/2015		82	JPY	9,900	1	0
	05/2015	MXN	291		$19	0	0
	05/2015		$80	JPY	9,500	0	0
	05/2015		1,553	SEK	13,300	0	(8)
	07/2015	BRL	4,100		$1,627	377	0
	08/2015	NOK	685		88	3	0
BRC	04/2015	BRL	271		112	27	0
	04/2015	MYR	3,737		1,022	15	0
	04/2015	PLN	181		49	1	0
	04/2015		$84	BRL	271	0	0
	04/2015		41	PLN	153	0	0
	04/2015		27	ZAR	318	0	(1)
	04/2015	ZAR	301		$26	1	0
	05/2015	MXN	1,198		80	1	0
	09/2015		$71	CNY	430	0	(2)
CBK	04/2015	AUD	3,676		$2,897	97	0
	04/2015	JPY	85,200		702	0	(8)
	04/2015	PLN	111		30	1	0
	04/2015		$2,488	AUD	3,202	0	(48)
	04/2015		32	CAD	40	0	0
	04/2015		1,938	SGD	2,575	0	(63)
	05/2015	CAD	49		$39	1	0
	05/2015	MXN	11,669		790	27	0
	05/2015		$2,891	AUD	3,676	0	(97)
	05/2015		258	MXN	3,977	4	(2)
	09/2015		274	CNY	1,656	0	(8)
DUB	04/2015	INR	3,110		$50	0	0
	04/2015		$893	GBP	576	0	(39)
	04/2015		50	INR	3,110	0	0
	04/2015		2	RUB	151	0	0
	07/2015	BRL	2,584		$953	165	0
	08/2015	DKK	2,050		316	20	0
FBF	05/2015	KRW	53,045		48	0	0
	05/2015		$1,946	KRW	2,145,291	0	(15)
	05/2015		226	MXN	3,520	4	0
	06/2015	INR	6,253		$98	0	(1)
	07/2015	BRL	1,917		725	140	0
GLM	04/2015	CAD	4,289		3,427	41	0
	04/2015	EUR	7,163		8,140	437	0
	04/2015	GBP	68		105	4	0
	04/2015		$315	AUD	410	0	(3)
	04/2015		1,837	CHF	1,735	0	(52)
	04/2015		1,743	EUR	1,554	4	(76)
	04/2015		66	JPY	8,000	1	0
	05/2015		3,425	CAD	4,289	0	(41)
	05/2015		592	EUR	539	0	(13)
	05/2015		58	GBP	39	0	0
	05/2015		48	MXN	749	1	0
	06/2015	INR	6,957		$110	0	0
	08/2015		$282	DKK	1,825	0	(19)
HUS	04/2015	MXN	2,180		$150	8	0
	04/2015		$1,956	NOK	14,930	0	(103)
	04/2015		19	PLN	70	0	0
	05/2015	KRW	27,751		$25	0	0
	06/2015	INR	17,482		275	0	(2)
	07/2015	PLN	730		195	3	0
JPM	04/2015	BRL	1,909		610	15	(3)
	04/2015	EUR	1,044		1,121	1	(2)
	04/2015	INR	16,427		263	0	0
	04/2015	MXN	11,313		769	28	0
	04/2015	PLN	1,045		284	8	0
	04/2015	RUB	12,458		195	0	(18)
	04/2015		$595	BRL	1,909	3	0
	04/2015		715	EUR	674	10	0
	04/2015		878	INR	55,594	14	(1)
	04/2015		857	JPY	102,900	3	(2)
	04/2015		194	RUB	11,953	10	0
	05/2015		449	BRL	1,457	3	0
	05/2015		29	CHF	28	0	0
	06/2015	INR	1,246		$20	0	0
	07/2015	BRL	776		279	42	0
	07/2015	PLN	3,073		818	11	0
	10/2015	DKK	101		15	1	0
	01/2016	BRL	589		200	30	0
	01/2016	DKK	349		53	3	0
MSB	04/2015	BRL	800		250	0	(1)
	04/2015	DKK	188		29	1	0
	04/2015		$291	BRL	800	0	(40)
	09/2015		20	CNY	123	0	0
	01/2016	DKK	571		$87	4	0
RBC	04/2015		$3,590	CAD	4,476	0	(56)
SCX	04/2015	CAD	187		$149	2	0
	04/2015	CNY	2,284		368	0	(3)
	04/2015	INR	22,379		356	0	(1)
	04/2015		$358	INR	22,379	1	(1)
	06/2015		351		22,379	3	0
UAG	04/2015	CHF	1,735		$1,815	29	0
	04/2015	DKK	116		18	1	0
	04/2015	INR	39,167		624	0	(4)
	04/2015	NZD	2,476		1,890	39	0
	04/2015		$6,001	EUR	5,462	0	(128)
	04/2015		1,859	NZD	2,476	0	(8)
	04/2015		1,595	SEK	13,300	0	(51)
	05/2015	EUR	5,462		$6,004	128	0
	05/2015		$1,817	CHF	1,735	0	(29)
	05/2015		1,884	NZD	2,476	0	(39)
	06/2015		509	INR	32,323	4	0
	08/2015	DKK	1,785		$264	6	0
	10/2015		102		16	1	0

Total Forward Foreign Currency Contracts						$1,868	$(1,124)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	124.000	05/07/2015		$100	$1	$0
CBK	Put - OTC AUD versus USD		$0.590	04/20/2015	AUD	2,500	0	0
	Put - OTC AUD versus USD		0.475	06/29/2015		1,622	0	0
	Put - OTC GBP versus USD		1.200	04/20/2015	GBP	600	0	0
	Call - OTC USD versus CAD	CAD	1.700	06/29/2015		$2,000	0	0
	Call - OTC USD versus JPY	JPY	180.000	06/29/2015		2,700	1	0
	Call - OTC USD versus NOK	NOK	14.000	05/04/2015		2,000	0	0
HUS	Call - OTC USD versus JPY	JPY	124.000	05/07/2015		600	4	2
JPM	Put - OTC NZD versus USD		$0.525	05/22/2015	NZD	2,500	0	0
	Call - OTC USD versus CAD	CAD	1.650	06/17/2015		$4,000	1	0
	Call - OTC USD versus CHF	CHF	1.250	06/09/2015		2,000	0	0
	Call - OTC USD versus JPY	JPY	142.000	04/30/2015		2,500	0	0
	Call - OTC USD versus SEK	SEK	12.000	06/09/2015		1,500	0	0

							$7	$2

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$500	$41	$1
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	700	11	34

								$52	$35

Total Purchased Options								$59	$37

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$800	$(1)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015		$200	$(6)	$(38)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		400	(7)	(1)
	Put - OTC USD versus JPY		80.000	02/18/2019		300	(17)	(3)
	Put - OTC USD versus JPY		80.000	02/28/2019		30	(1)	0
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		300	(8)	(51)
BRC	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		100	(1)	0
	Put - OTC USD versus JPY		94.750	04/21/2016		300	(9)	0
	Put - OTC USD versus JPY		97.000	09/08/2016		300	(7)	(1)
CBK	Call - OTC USD versus BRL	BRL	2.740	06/08/2015		300	(7)	(47)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		100	(2)	0
	Put - OTC USD versus JPY		95.000	09/08/2016		600	(13)	(2)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016		300	(7)	(1)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015		100	(3)	(18)
	Call - OTC USD versus BRL		2.710	06/02/2015		100	(3)	(17)
	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		300	(2)	(1)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		100	(1)	(1)
	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		300	(2)	(1)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		90	(1)	(1)
MSB	Put - OTC EUR versus CAD	CAD	1.326	04/21/2015	EUR	90	0	0
	Call - OTC EUR versus CAD		1.388	04/21/2015		90	0	0
	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		$200	(6)	(37)
UAG	Call - OTC USD versus BRL		2.640	06/15/2015		300	(8)	(57)

							$(111)	$(277)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$2,100	$(40)	$(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	06/12/2015		200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	06/12/2015		200	(1)	0
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750%	09/11/2015	EUR	100	(3)	(5)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300%	09/11/2015		100	(3)	(1)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015		300	(12)	(70)

								$(60)	$(82)

Total Written Options								$(172)	$(359)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	Royal Bank of Scotland Group PLC	(1.000%)	12/20/2019	0.630%	EUR	100	$(3)	$1	$0	$(2)
MYC	Royal Bank of Scotland Group PLC	(1.000%)	03/20/2020	0.651%		100	(3)	1	0	(2)

							$(6)	$2	$0	$(4)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.491%		$200	$(10)	$(2)	$0	$(12)
	France Government Bond	0.250%	03/20/2020	0.340%		100	(1)	0	0	(1)
BRC	France Government Bond	0.250%	03/20/2020	0.340%		100	0	0	0	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	2.491%		100	(4)	(1)	0	(5)
GST	France Government Bond	0.250%	03/20/2020	0.340%		400	(4)	2	0	(2)
	Greece Government International Bond	1.000%	12/20/2015	52.966%	EUR	100	(5)	(25)	0	(30)
HUS	Brazil Government International Bond	1.000%	09/20/2019	2.609%		$100	(3)	(4)	0	(7)
JPM	France Government Bond	0.250%	03/20/2020	0.340%		200	(2)	1	0	(1)
MYC	France Government Bond	0.250%	03/20/2020	0.340%		100	0	0	0	0

							$(29)	$(29)	$0	$(58)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	200	$7	$(5)	$2	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019		100	3	(1)	2	0

							$10	$(6)	$4	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	200	$248	$0	$(30)	$0	$(30)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		140	162	0	(10)	0	(10)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		600	791	(45)	(92)	0	(137)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		500	659	(36)	(79)	0	(115)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		300	370	0	(43)	0	(43)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		140	163	(1)	(10)	0	(11)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		700	867	1	(107)	0	(106)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	200	206	0	0	0	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	900	1,114	0	(135)	0	(135)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		400	460	0	(24)	0	(24)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	600	620	(6)	5	0	(1)

							$(87)	$(525)	$0	$(612)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	200	$2	$0	$2	$0
FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016	MXN	7,500	0	1	1	0
GLM	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	300	2	1	3	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		600	0	(1)	0	(1)

							$4	$1	$6	$(1)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.600%	04/21/2015	$0	$0	$0	$0	$0
MSB	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.800%	04/21/2015	0	0	0	0	0

						$0	$0	$0	$0

Total Swap Agreements						$(108)	$(557)	$10	$(675)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$202	$0	$202
Sovereign Issues	0	370	0	370
Brazil
Corporate Bonds & Notes	0	277	0	277
Sovereign Issues	0	1,837	0	1,837
Canada
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	205	0	205
Denmark
Corporate Bonds & Notes	0	495	0	495
France
Corporate Bonds & Notes	0	704	0	704
Sovereign Issues	0	3,419	0	3,419
Germany
Corporate Bonds & Notes	0	90	0	90
Sovereign Issues	0	237	0	237
Greece
Sovereign Issues	0	113	0	113
Guernsey, Channel Islands
Corporate Bonds & Notes	0	101	0	101
Hong Kong
Corporate Bonds & Notes	0	313	0	313
Ireland
Asset-Backed Securities	0	93	0	93
Corporate Bonds & Notes	0	167	0	167
Italy
Asset-Backed Securities	0	141	0	141
Corporate Bonds & Notes	0	863	0	863
Mortgage-Backed Securities	0	179	0	179
Sovereign Issues	0	6,043	0	6,043
Mexico
Sovereign Issues	0	263	0	263
Netherlands
Asset-Backed Securities	0	59	0	59
Corporate Bonds & Notes	0	107	0	107
Poland
Sovereign Issues	0	1,317	0	1,317
Portugal
Corporate Bonds & Notes	0	108	0	108
Slovenia
Sovereign Issues	0	742	0	742
Spain
Corporate Bonds & Notes	0	682	0	682
Sovereign Issues	0	2,873	0	2,873
Sweden
Corporate Bonds & Notes	0	165	0	165
Sovereign Issues	0	123	0	123
United Kingdom
Asset-Backed Securities	0	160	0	160
Corporate Bonds & Notes	0	744	0	744
Mortgage-Backed Securities	0	2,154	0	2,154
Sovereign Issues	0	1,974	0	1,974
United States
Asset-Backed Securities	0	159	0	159
Corporate Bonds & Notes	0	611	0	611
Mortgage-Backed Securities	0	1,723	168	1,891
U.S. Government Agencies	0	785	0	785
U.S. Treasury Obligations	0	2,578	0	2,578
Short-Term Instruments
Certificates of Deposit	0	700	0	700
Repurchase Agreements	0	157	0	157
Mexico Treasury Bills	0	896	0	896
	$0	$35,329	$168	$35,497

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,937	$0	$0	$4,937

Total Investments	$4,937	$35,329	$168	$40,434

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,863)	$0	$(3,863)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	4	0	28
Over the counter	0	1,915	0	1,915
	$24	$1,919	$0	$1,943

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(45)	0	(55)
Over the counter	0	(2,158)	0	(2,158)

	$(10)	$(2,203)	$0	$(2,213)

Totals	$4,951	$31,182	$168	$36,301

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.9%
AUSTRALIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Telstra Corp. Ltd.
3.125% due 04/07/2025 (a)		$100	$100

Total Australia (Cost $100)			100

BELGIUM 0.9%
CORPORATE BONDS & NOTES 0.9%
KBC Bank NV
8.000% due 01/25/2023		$1,800	2,027

Total Belgium (Cost $1,902)			2,027

BRAZIL 3.7%
CORPORATE BONDS & NOTES 0.8%
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		$600	605
Petrobras Global Finance BV
6.250% due 03/17/2024		1,200	1,134

			1,739

SOVEREIGN ISSUES 2.9%
Brazil Government International Bond
5.000% due 01/27/2045		500	465
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016	BRL	5,200	1,481
0.000% due 01/01/2018		11,000	2,450
0.000% due 07/01/2018		4,000	838
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		40	11
10.000% due 01/01/2025		4,400	1,164

			6,409

Total Brazil (Cost $9,883)			8,148

CANADA 3.9%
SOVEREIGN ISSUES 3.9%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,600	4,703
Province of Ontario
2.500% due 09/10/2021		$3,800	3,929

Total Canada (Cost $9,438)			8,632

CAYMAN ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		$285	219
6.750% due 10/01/2022		651	508
Tencent Holdings Ltd.
3.375% due 05/02/2019		400	414

Total Cayman Islands (Cost $1,257)			1,141

DENMARK 9.0%
CORPORATE BONDS & NOTES 9.0%
Nykredit Realkredit A/S
2.000% due 04/01/2015	DKK	61,000	8,779
2.000% due 10/01/2015		36,800	5,364
Realkredit Danmark A/S
2.000% due 04/01/2015		34,100	4,907
2.000% due 01/01/2016		5,000	732

Total Denmark (Cost $22,488)			19,782

FRANCE 4.8%
CORPORATE BONDS & NOTES 2.0%
Banque PSA Finance S.A.
4.000% due 06/24/2015	EUR	100	108
4.250% due 02/25/2016		700	777
4.875% due 09/25/2015		100	110
BPCE S.A.
4.625% due 07/11/2024		$1,000	1,028
Credit Agricole S.A.
6.625% due 09/23/2019 (c)		200	201
7.500% due 06/23/2026 (c)	GBP	500	762
Dexia Credit Local S.A.
1.250% due 10/18/2016		$1,100	1,106
Numericable SFR S.A.S.
5.625% due 05/15/2024	EUR	200	227

			4,319

SOVEREIGN ISSUES 2.8%
Caisse Francaise de Financement Local
5.250% due 02/16/2017		$800	862
France Government Bond
0.250% due 07/25/2024 (b)	EUR	1,148	1,372
1.000% due 11/25/2018		580	648
2.500% due 05/25/2030		1,100	1,476
3.250% due 05/25/2045		1,000	1,668

			6,026

Total France (Cost $10,812)			10,345

GERMANY 3.5%
CORPORATE BONDS & NOTES 0.5%
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$1,000	1,002

SOVEREIGN ISSUES 3.0%
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	5,847	6,638

Total Germany (Cost $9,242)			7,640

GREECE 0.3%
CORPORATE BONDS & NOTES 0.3%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	900	658

Total Greece (Cost $1,041)			658

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$1,200	1,278

Total Hong Kong (Cost $1,210)			1,278

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	314
ONGC Videsh Ltd.
4.625% due 07/15/2024		500	526
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	641

Total India (Cost $1,415)			1,481

INDONESIA 1.8%
SOVEREIGN ISSUES 1.8%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	400	454
5.625% due 05/15/2023	IDR	1,924,000	132
6.625% due 05/15/2033		805,000	55

6.750% due 01/15/2044		$500	640
8.250% due 06/15/2032	IDR	14,687,000	1,178
8.375% due 03/15/2034		16,907,000	1,379

Total Indonesia (Cost $4,189)			3,838

IRELAND 1.9%
ASSET-BACKED SECURITIES 0.2%
CELF Low Levered Partners PLC
0.330% due 03/04/2024	EUR	428	451
LightPoint Pan-European CLO PLC
0.302% due 01/31/2022		59	64

			515

CORPORATE BONDS & NOTES 1.5%
Bank of Ireland
10.000% due 07/30/2016		700	815
Depfa ACS Bank
3.875% due 11/14/2016		300	342
4.875% due 10/28/2015		$200	205
5.500% due 04/25/2016		500	526
5.750% due 03/28/2017		400	437
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,100	1,067

			3,392

MORTGAGE-BACKED SECURITIES 0.2%
German Residential Funding Ltd.
1.192% due 08/27/2024	EUR	384	422

Total Ireland (Cost $4,797)			4,329

ITALY 9.7%
ASSET-BACKED SECURITIES 0.9%
Alba SPV SRL
1.569% due 04/20/2040	EUR	417	453
Claris ABS
0.538% due 10/31/2060		1,518	1,622

			2,075

CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018		300	360
Banco Popolare SC
3.500% due 03/14/2019		300	342
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$500	505

			1,207

MORTGAGE-BACKED SECURITIES 0.6%
Creso SRL
0.721% due 12/30/2060	EUR	1,077	1,158
F-E Mortgages SRL
0.357% due 12/15/2043		66	70

			1,228

SOVEREIGN ISSUES 7.6%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (b)		1,487	1,701
2.500% due 12/01/2024		4,100	4,914
3.250% due 09/01/2046		1,200	1,637
3.750% due 09/01/2024		250	329
4.000% due 02/01/2037		2,100	3,072
4.500% due 03/01/2024		1,350	1,859
4.750% due 09/01/2044		300	515
5.000% due 09/01/2040		300	512
5.500% due 09/01/2022		400	568
5.500% due 11/01/2022		1,000	1,426

			16,533

Total Italy (Cost $22,315)			21,043

JAPAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$200	200

Total Japan (Cost $200)			200

LUXEMBOURG 2.1%
CORPORATE BONDS & NOTES 2.1%
European Financial Stability Facility
1.750% due 10/29/2020	EUR	1,300	1,536
3.375% due 07/05/2021		1,200	1,561
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$900	781
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		100	98
Telecom Italia Finance S.A.
7.750% due 01/24/2033	EUR	400	646

Total Luxembourg (Cost $5,128)			4,622

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government Bond
3.418% due 08/15/2022	MYR	350	92
3.492% due 03/31/2020		50	13
3.502% due 05/31/2027		200	51
3.580% due 09/28/2018		600	163
3.835% due 08/12/2015		200	54
4.012% due 09/15/2017		800	220

Total Malaysia (Cost $720)			593

MEXICO 0.5%
CORPORATE BONDS & NOTES 0.5%
BBVA Bancomer S.A.
6.750% due 09/30/2022		$900	1,020

SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	40	3

Total Mexico (Cost $984)			1,023

NETHERLANDS 3.2%
ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.391% due 01/17/2023	EUR	209	222
Highlander Euro CDO BV
0.281% due 05/01/2023		357	379
Malin CLO BV
0.246% due 05/07/2023		610	650

			1,251

CORPORATE BONDS & NOTES 2.6%
Deutsche Annington Finance BV
3.200% due 10/02/2017		$900	927
GMAC International Finance BV
7.500% due 04/21/2015	EUR	700	755
ING Bank NV
2.625% due 12/05/2022		$3,000	3,096

Rabobank Group
8.375% due 07/26/2016 (c)		800	855

			5,633

Total Netherlands (Cost $7,152)			6,884

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S
1.450% due 03/21/2019		$200	200

SOVEREIGN ISSUES 0.1%
Norway Government Bond
3.750% due 05/25/2021	NOK	1,100	157

Total Norway (Cost $367)			357

POLAND 3.9%
SOVEREIGN ISSUES 3.9%
Poland Government International Bond
3.250% due 07/25/2025	PLN	25,600	7,348
4.000% due 10/25/2023		4,200	1,265

Total Poland (Cost $9,247)			8,613

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Novo Banco S.A.
5.000% due 04/23/2019	EUR	100	111
5.000% due 05/21/2019		100	111
5.000% due 05/23/2019		100	111

Total Portugal (Cost $394)			333

SLOVENIA 3.1%
SOVEREIGN ISSUES 3.1%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	300	365
3.500% due 03/23/2017		209	239
4.125% due 01/26/2020		100	126
4.375% due 01/18/2021		250	324
4.700% due 11/01/2016		1,900	2,193
5.500% due 10/26/2022		$2,000	2,313
5.850% due 05/10/2023		1,100	1,306

Total Slovenia (Cost $6,833)			6,866

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	200	235
5.375% due 07/24/2044		$300	323

Total South Africa (Cost $564)			558

SOUTH KOREA 0.9%
SOVEREIGN ISSUES 0.9%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	408
3.500% due 03/10/2017		564,400	526
3.750% due 06/10/2022		366,900	370
4.000% due 12/10/2031		127,000	141
5.750% due 09/10/2018		529,100	540

Total South Korea (Cost $1,898)			1,985

SPAIN 5.0%
ASSET-BACKED SECURITIES 0.3%
IM Grupo Banco Popular FTPYME FTA
0.035% due 09/21/2039	EUR	651	694

CORPORATE BONDS & NOTES 1.4%
Ayt Cedulas Cajas Global
0.153% due 02/22/2018		300	319
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)		100	125
Banco Santander S.A.
6.250% due 09/11/2021 (c)		400	433
Bankia S.A.
4.500% due 04/26/2022		600	819
BPE Financiaciones S.A.
2.500% due 02/01/2017		200	221
2.875% due 05/19/2016		300	329
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031		300	446
PITCH1
5.125% due 07/20/2022		300	425

			3,117

SOVEREIGN ISSUES 3.3%
Autonomous Community of Catalonia
3.875% due 04/07/2015		700	753
4.750% due 06/04/2018		75	89
4.950% due 02/11/2020		1,400	1,729
Spain Government International Bond
1.400% due 01/31/2020		10	11
1.600% due 04/30/2025		300	335
5.150% due 10/31/2044		2,000	3,663
Xunta de Galicia
5.763% due 04/03/2017		450	537

			7,117

Total Spain (Cost $11,632)			10,928

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$400	400
Swedbank AB
2.200% due 03/04/2020		400	402

Total Sweden (Cost $796)			802

SWITZERLAND 2.1%
CORPORATE BONDS & NOTES 2.1%
Credit Suisse
0.943% due 01/29/2018		$1,500	1,506
UBS AG
5.125% due 05/15/2024		550	573
7.250% due 02/22/2022		2,350	2,534

Total Switzerland (Cost $4,578)			4,613

UNITED KINGDOM 12.7%
BANK LOAN OBLIGATIONS 0.4%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$855	855

CORPORATE BONDS & NOTES 4.9%
Barclays Bank PLC
7.625% due 11/21/2022		1,600	1,876
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	700	840
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	480
FCE Bank PLC
5.125% due 11/16/2015		100	152
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		$600	614
LBG Capital PLC
3.132% due 03/12/2020	EUR	1,400	1,501
15.000% due 12/21/2019		450	725
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	945
5.125% due 03/07/2025		1,100	2,067
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)		500	792

Standard Chartered PLC
6.500% due 04/02/2020 (a)(c)		$600	606
Twinkle Pizza PLC
6.625% due 08/01/2021	GBP	100	157

			10,755

MORTGAGE-BACKED SECURITIES 3.8%
Aggregator of Loans Backed by Assets
3.004% due 05/25/2051		240	360
Alba PLC
0.755% due 11/25/2042		494	691
Bluestone Securities PLC
0.763% due 06/09/2044		355	505
Darrowby PLC
2.265% due 02/20/2044		192	291
Eurosail PLC
1.512% due 06/13/2045		600	885
Gemgarto
3.513% due 05/14/2045		129	196
Gosforth Funding PLC
1.362% due 11/18/2049		246	366
Great Hall Mortgages PLC
0.400% due 06/18/2039		$329	312
Leek Finance PLC
0.844% due 12/21/2037	GBP	459	716
Leofric PLC
2.263% due 05/26/2050		182	275
Nemus Arden PLC
0.793% due 02/15/2020		739	1,081
Newgate Funding PLC
0.694% due 12/15/2050		536	782
RMAC PLC
0.982% due 12/12/2036		331	476
RMAC Securities PLC
0.732% due 06/12/2044		411	574
Southern Pacific Financing PLC
0.742% due 06/10/2043		502	729

			8,239

SOVEREIGN ISSUES 3.6%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		2,318	3,818
3.250% due 01/22/2044		2,300	4,081

			7,899

Total United Kingdom (Cost $28,725)			27,748

UNITED STATES 18.8%
ASSET-BACKED SECURITIES 3.0%
Accredited Mortgage Loan Trust
0.304% due 02/25/2037		$117	112
0.451% due 04/25/2036		300	261
Argent Securities Trust
0.324% due 07/25/2036		444	204
0.334% due 05/25/2036		756	285
0.494% due 01/25/2047		300	285
Countrywide Asset-Backed Certificates
0.274% due 08/25/2037		37	37
0.314% due 07/25/2037		500	402
0.559% due 11/25/2035		117	112
4.569% due 04/25/2036		200	201
5.099% due 07/25/2036		203	204
0.894% due 07/25/2034		393	373
4.027% due 03/25/2037 ^		354	219
1.446% due 07/25/2034		287	249
0.624% due 08/25/2037		129	115
0.564% due 01/25/2036		500	417
0.414% due 04/25/2047		400	246
0.384% due 05/25/2037		500	354
0.404% due 10/25/2036		779	550
6.000% due 07/25/2047 ^		61	54
1.004% due 01/25/2036		200	179
1.116% due 05/25/2035 ^		600	443
Residential Asset Securities Corp. Trust
0.424% due 04/25/2037		400	364
0.574% due 12/25/2035		700	672
0.334% due 03/25/2036		131	126
0.834% due 10/25/2035		200	188

			6,652

BANK LOAN OBLIGATIONS 0.2%
3.250% due 06/05/2020		393	394

CORPORATE BONDS & NOTES 2.3%
5.500% due 09/15/2021		400	358
5.750% due 02/01/2021		200	233
International Lease Finance Corp.
5.750% due 05/15/2016		400	416
8.625% due 09/15/2015		300	309
0.682% due 06/02/2017		1,600	1,601
5.000% due 12/15/2015 (d)	HKD	1,000	131
1.125% due 03/01/2017		$100	100
6.250% due 07/06/2024		500	457
6.000% due 12/01/2016		600	628
Wells Fargo & Co.
3.000% due 02/19/2025		300	302
5.875% due 06/15/2025 (c)		100	106
4.000% due 11/26/2016	EUR	350	398

			5,039

MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Funding Trust
0.386% due 04/20/2047 ^		$339	253
6.000% due 07/25/2037 ^		195	163
2.592% due 03/25/2037 ^		164	138
5.372% due 04/25/2037 ^		172	152
6.250% due 09/25/2036 ^		137	129
2.522% due 02/26/2036		147	141
6.750% due 08/25/2036 ^		236	187
5.945% due 02/25/2036 ^		170	149
2.392% due 11/25/2035		238	205
3.143% due 12/25/2036		168	153
2.729% due 03/25/2036 ^		303	205
Morgan Stanley Mortgage Loan Trust
2.869% due 09/25/2035 ^		189	156
5.941% due 05/25/2036 ^		200	159
6.000% due 05/25/2037 ^		161	143
6.000% due 06/25/2036 ^		146	132
0.304% due 02/25/2037		190	163
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		143	128
6.000% due 06/25/2037 ^		134	122
0.394% due 06/25/2037		198	172
0.404% due 02/25/2036		67	57
2.615% due 01/25/2035		197	196

			3,303

U.S. GOVERNMENT AGENCIES 0.6%
Ginnie Mae
3.500% due 04/01/2045		400	421
4.000% due 04/01/2045		900	959

			1,380

U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Bonds
3.625% due 02/15/2044 (j)		3,000	3,671
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022 (h)		7,877	7,972
0.125% due 07/15/2024 (f)(h)		6,497	6,509
0.250% due 01/15/2025 (f)		5,132	5,179
2.375% due 01/15/2025		992	1,205

			24,536

Total United States (Cost $40,285)			41,304

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$200	201

Total Virgin Islands (British) (Cost $199)			201

SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 1.3%
Intesa Sanpaolo SpA
1.632% due 04/11/2016	$1,400	1,405
1.650% due 04/07/2015	1,500	1,500

		2,905

REPURCHASE AGREEMENTS (e) 0.3%		729

U.S. TREASURY BILLS 0.1%
0.022% due 05/07/2015 (j)	173	173

Total Short-Term Instruments (Cost $3,802)		3,807

Total Investments in Securities (Cost $223,593)		211,879

	SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio	1,814	18
PIMCO Short-Term Floating NAV Portfolio III	1,455,115	14,431

Total Short-Term Instruments (Cost $14,447)		14,449

Total Investments in Affiliates (Cost $14,447)		14,449

Total Investments 103.5% (Cost $238,040)		$226,328
Financial Derivative Instruments (g)(i) (0.5%) (Cost or Premiums, net $(928))		(903)
Other Assets and Liabilities, net (3.0%)		(6,700)

Net Assets 100.0%		$218,725

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Navient LLC	5.000%	12/15/2015	03/06/2014	$130	$131	0.06%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$729	Freddie Mac 2.080% due 10/17/2022	$(745)	$729	$729

Total Repurchase Agreements						$(745)	$729	$729

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.210%	02/11/2015	04/10/2015	$(3,925)	$(3,926)

Total Reverse Repurchase Agreements					$(3,926)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.600%	03/31/2015	04/01/2015	$(4,070)	$(4,070)

Total Sale-Buyback Transactions					$(4,070)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $2,182 at a weighted average interest rate of 0.218%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	05/01/2045	$1,700	$(1,779)	$(1,782)
Fannie Mae	4.000%	05/01/2045	5,300	(5,649)	(5,658)
Fannie Mae	4.500%	05/01/2045	4,400	(4,776)	(4,789)

Total Short Sales				$(12,204)	$(12,229)

(f)	Securities with an aggregate market value of $8,028 has been pledged as collateral under the terms of master agreements as of March 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	31	$(5)	$0	$(1)
90-Day Eurodollar June Futures	Short	06/2015	65	(4)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	40	(7)	0	(3)
90-Day Eurodollar September Futures	Short	09/2015	38	(4)	0	(1)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	53	3	2	(2)
Canada Government 10-Year Bond June Futures	Short	06/2015	22	(13)	2	(2)
Euro-Bund 10-Year Bond June Futures	Long	06/2015	5	2	1	0
Euro-Buxl 30-Year Bond June Futures	Short	06/2015	7	(20)	0	(8)
Euro-Schatz June Futures	Long	06/2015	198	7	2	0
Put Options Strike @ EUR 111.100 on Euro-Schatz June Futures	Short	05/2015	32	1	0	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	33	11	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	13	1	1	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	53	83	17	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2015	1	(6)	0	0

Total Futures Contracts				$49	$25	$(18)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%	)	12/20/2019	EUR 8,700	$(178)	$(27)	$0	$(1)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	2.000%	09/16/2025	PLN	6,500	$(21)	$(16)	$0	$0
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	3,000	2	2	0	(1)
Pay	3-Month SEK-LIBOR	1.023%	01/23/2025		2,400	2	2	0	(1)
Pay	3-Month SEK-LIBOR	1.033%	01/23/2025		2,500	2	2	0	(1)
Pay	3-Month SEK-LIBOR	1.036%	01/23/2025		2,900	3	3	0	(1)
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		$53,900	340	(444)	0	(38)
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		2,500	153	85	8	0
Pay	3-Month USD-LIBOR	3.750%	06/18/2044		3,100	958	787	4	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	700	23	21	2	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		3,300	170	102	9	0
Receive	6-Month EUR-EURIBOR	0.150%	09/16/2017	EUR	11,300	(12)	(3)	0	(2)
Pay	6-Month EUR-EURIBOR	0.350%	09/16/2020		4,900	15	11	4	0
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025		9,200	(151)	(73)	0	(33)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		2,800	(559)	(39)	0	(43)
Receive	6-Month GBP-LIBOR	0.970%	02/13/2016	GBP	11,900	(66)	(41)	1	0
Receive	6-Month GBP-LIBOR	0.950%	02/19/2016		10,800	(56)	(47)	0	0
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017		17,000	(241)	(64)	1	0
Pay	6-Month GBP-LIBOR	1.500%	09/16/2020		8,100	38	44	0	(2)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2025		2,800	(110)	16	0	(1)
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		1,100	(399)	(355)	1	0
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	140,000	(13)	(43)	1	0
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021		1,560,000	(121)	(26)	7	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		280,000	(102)	(51)	3	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		160,000	108	119	0	(2)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035		180,000	28	(1)	0	(2)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2044		400,000	148	173	0	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	73,700	(31)	(3)	10	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		100,000	8	(13)	16	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		10,700	0	(6)	2	0
Pay	28-Day MXN-TIIE	5.620%	11/09/2021		7,000	0	(1)	1	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		2,100	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		4,000	11	6	1	0

						$126	$146	$71	$(127)

Total Swap Agreements						$(52)	$119	$71	$(128)

(4)	Unsettled variation margin asset of $1 and liability of $(25) for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $549 and cash of $1,245 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015	IDR	30,125,177		$2,312	$16	$0
	04/2015		$11,636	GBP	7,838	0	(9)
	04/2015		54	IDR	702,679	0	0
	05/2015	GBP	7,838		$11,633	9	0
BOA	04/2015	BRL	2,108		657	0	(3)
	04/2015	CNY	664		108	0	0
	04/2015	GBP	340		506	2	0
	04/2015	ILS	6,243		1,587	18	0
	04/2015	JPY	1,670,211		13,973	47	0
	04/2015	RUB	65,415		1,050	0	(68)
	04/2015		$729	BRL	2,108	0	(69)
	04/2015		1,222	ILS	4,836	0	(7)
	04/2015		4,357	RUB	296,352	707	0
	05/2015	EUR	620		$686	19	0
	05/2015		$1,943	AUD	2,467	0	(68)
	05/2015		4,683	EUR	4,266	0	(93)
	05/2015		13,979	JPY	1,670,211	0	(46)
	05/2015		144	MXN	2,115	0	(6)
	05/2015		552	TWD	17,360	4	0
	06/2015		1,587	ILS	6,243	0	(18)
	07/2015		258	BRL	714	0	(41)
	08/2015		1,197	SEK	10,010	0	(32)
	01/2016	BRL	5,200		$1,759	258	0
BPS	04/2015	DKK	41,832		6,335	315	0
	04/2015	GBP	130		193	0	0
	04/2015	PEN	3,294		1,075	11	0
	04/2015		$1,064	PEN	3,294	0	0
	05/2015	EUR	270		$306	15	0
	05/2015	MXN	1,287		84	0	0
	05/2015		$620	JPY	74,000	0	(2)
	06/2015		1,271	COP	2,926,010	0	(154)
	07/2015	DKK	14,110		$2,051	15	0
	09/2015		$1,051	PEN	3,294	0	(16)
	10/2015	DKK	36,333		$5,525	267	0
BRC	04/2015	PLN	1,105		297	6	0
	04/2015		$674	MYR	2,463	0	(10)
	04/2015		2,462	TRY	6,465	7	0
	04/2015		1,686	ZAR	19,740	0	(66)
	05/2015	MXN	7,515		$502	10	0
CBK	04/2015	AUD	2,890		2,245	44	0
	04/2015	CAD	254		201	0	0
	04/2015	GBP	7,368		11,327	396	0
	04/2015	JPY	465,300		3,834	0	(45)
	04/2015	PLN	1,657		445	8	0
	04/2015		$1,679	CAD	2,100	0	(21)
	04/2015		265	CZK	6,489	0	(12)
	04/2015		309	HKD	2,396	0	0
	04/2015		353	ILS	1,407	1	0
	04/2015		331	SGD	451	0	(3)
	04/2015		530	ZAR	6,234	0	(18)
	05/2015	MXN	5,071		$327	0	(5)
	05/2015		$4,375	EUR	4,065	45	(46)
	05/2015		3,119	KRW	3,407,003	0	(52)
	05/2015		6,014	MXN	92,610	83	(38)
DUB	04/2015	PLN	96		$26	1	0
	04/2015		$638	AUD	833	0	(4)
	04/2015		15	RUB	903	1	0
	04/2015		38	SGD	51	0	(1)
	05/2015		1,149	MXN	17,758	13	0
	05/2015		1,737	THB	57,056	13	0
	07/2015		2,051	BRL	5,563	0	(353)
FBF	04/2015	RUB	53,780		$850	0	(69)
	05/2015	GBP	105		162	6	0
	05/2015		$90	BRL	290	0	0
	05/2015		729	KRW	805,618	0	(4)
	05/2015		279	MXN	4,333	5	0
GLM	04/2015	INR	34,458		$550	0	(3)
	04/2015		$2,524	AUD	3,287	0	(21)
	04/2015		464	CLP	287,773	0	(4)
	04/2015		2,857	CNY	17,731	27	0
	04/2015		2,212	INR	139,453	26	0
	04/2015		15,758	JPY	1,870,111	8	(173)
	05/2015	EUR	39,187		$44,497	2,342	(7)
	05/2015		$13,911	EUR	12,474	45	(534)
	05/2015		287	GBP	186	0	(11)
	05/2015		547	INR	34,458	3	0
	05/2015		1,150	PHP	50,878	0	(13)
	06/2015		6,023	INR	380,861	10	0
	08/2015		121	NOK	910	0	(8)
HUS	04/2015	PLN	2,875		$780	22	0
	04/2015	RUB	107,627		1,700	0	(139)
	04/2015		$1,098	HKD	8,513	0	0
	04/2015		1,214	SGD	1,626	0	(29)
	05/2015		2,292	TWD	72,117	17	0
	06/2015		839	COP	2,110,085	0	(33)
	07/2015	PLN	4,458		$1,191	19	0
	08/2015		$1,660	DKK	10,725	0	(110)
JPM	04/2015	BRL	1,845		$643	65	0
	04/2015	JPY	228,100		1,906	4	0
	04/2015	PEN	3,294		1,064	0	0
	04/2015	PLN	79		21	0	0
	04/2015	RUB	436,486		6,912	0	(546)
	04/2015		$575	BRL	1,845	3	0
	04/2015		1,085	CLP	673,493	0	(7)
	04/2015		1,023	CZK	24,496	0	(67)
	04/2015		839	IDR	11,029,075	1	0
	04/2015		4,109	JPY	493,500	19	(13)
	04/2015		1,043	MXN	15,344	0	(38)
	04/2015		419	MYR	1,520	0	(10)
	04/2015		1,092	PEN	3,294	1	(30)
	04/2015		479	RON	1,872	0	(24)
	04/2015		1,141	RUB	70,108	57	0
	05/2015	EUR	1,246		$1,329	0	(12)
	05/2015	MXN	19,464		1,245	0	(29)
	05/2015		$272	GBP	180	0	(5)
	05/2015		243	PHP	10,714	0	(4)
	05/2015		375	THB	12,165	0	(2)
	07/2015	PLN	11,847		$3,155	41	0
	10/2015	DKK	605		92	5	0
	01/2016	BRL	4,124		1,400	209	0
	01/2016	DKK	1,894		290	15	0
MSB	04/2015		68,696		11,219	1,332	0
	04/2015		$4,356	RUB	293,821	664	0
	05/2015	GBP	636		$976	33	0
	01/2016	DKK	3,101		475	24	0
SCX	04/2015		$459	AUD	588	0	(11)
	04/2015		11	MYR	41	0	0
	05/2015		100	MXN	1,474	0	(4)
SOG	10/2015		2,852	DKK	18,440	0	(183)
UAG	04/2015	DKK	582		$88	5	0
	04/2015	INR	61,810		986	0	(6)
	04/2015		$624	IDR	7,998,108	0	(14)
	05/2015	EUR	1,068		$1,200	51	0
	05/2015		$2,061	CHF	1,929	0	(73)
	05/2015		845	EUR	740	0	(48)
	05/2015		657	IDR	8,361,147	0	(27)
	06/2015		972	INR	61,810	7	0
	08/2015	DKK	10,440		$1,544	35	0
	10/2015		613		93	5	0

Total Forward Foreign Currency Contracts						$7,437	$(3,617)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	124.000	05/07/2015	$800	$5	$2
HUS	Call - OTC USD versus JPY		124.000	05/07/2015	3,600	24	9

						$29	$11

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	490,000	$108	$7
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR	4,500	68	232

								$176	$239

Total Purchased Options								$205	$250

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$1,600	$(3)	$0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	2,300	(3)	0

						$(6)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/28/2019		$60	$(3)	$(1)
BRC	Put - OTC USD versus JPY		116.950	04/30/2015		800	(5)	(2)
FBF	Put - OTC USD versus JPY		80.000	02/28/2019		300	(15)	(3)
GLM	Put - OTC USD versus JPY		116.950	04/30/2015		1,800	(12)	(5)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		600	(7)	(4)
	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		1,800	(12)	(5)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		540	(6)	(3)
MSB	Put - OTC EUR versus CAD	CAD	1.326	04/21/2015	EUR	550	(3)	(1)
	Call - OTC EUR versus CAD		1.388	04/21/2015		550	(3)	(2)

							$(66)	$(26)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	09/21/2015	EUR	37,400	$(19)	$(106)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.310%	09/21/2015		37,400	(74)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	490,000	(38)	(1)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015	EUR	7,100	(16)	(40)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		7,100	(17)	(2)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750%	09/11/2015		600	(16)	(30)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300%	09/11/2015		600	(18)	(8)
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493%	09/01/2016		1,800	(68)	(416)

								$(266)	$(618)

Total Written Options								$(338)	$(644)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	UBS AG	(1.000%)	03/20/2017	0.940%	$500	$0	$(1)	$0	$(1)
BRC	UBS AG	(1.000%)	03/20/2017	0.940%	600	1	(2)	0	(1)

						$1	$(3)	$0	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.491%		$300	$(13)	$(4)	$0	$(17)
	Brazil Government International Bond	1.000%	12/20/2019	2.676%		1,200	(33)	(54)	0	(87)
	France Government Bond	0.250%	03/20/2020	0.340%		1,000	(7)	3	0	(4)
	Indonesia Government International Bond	1.000%	12/20/2019	1.369%		1,400	(27)	4	0	(23)
	South Africa Government International Bond	1.000%	03/20/2019	1.754%		300	(14)	5	0	(9)
	South Africa Government International Bond	1.000%	09/20/2019	1.890%		1,200	(33)	(12)	0	(45)
BPS	Indonesia Government International Bond	1.000%	12/20/2019	1.369%		2,200	(42)	7	0	(35)
	Petrobras International Finance Co.	1.000%	09/20/2019	6.167%		1,200	(61)	(166)	0	(227)
	South Africa Government International Bond	1.000%	03/20/2019	1.754%		600	(28)	11	0	(17)
BRC	France Government Bond	0.250%	03/20/2020	0.340%		300	(2)	1	0	(1)
	Greece Government International Bond	1.000%	06/20/2016	52.096%		200	(11)	(65)	0	(76)
	Indonesia Government International Bond	1.000%	09/20/2019	1.281%		800	(10)	1	0	(9)
	South Africa Government International Bond	1.000%	12/20/2019	1.963%		3,700	(152)	(5)	0	(157)
	Tesco PLC	1.000%	12/20/2019	1.393%	EUR	100	(2)	0	0	(2)
CBK	France Government Bond	0.250%	03/20/2020	0.340%		$400	(4)	2	0	(2)
	France Government Bond	0.250%	06/20/2020	0.354%		100	(1)	0	0	(1)
	South Africa Government International Bond	1.000%	03/20/2019	1.754%		400	(18)	7	0	(11)
	Tesco PLC	1.000%	12/20/2019	1.393%	EUR	100	0	(2)	0	(2)
DUB	Indonesia Government International Bond	1.000%	12/20/2019	1.369%		$500	(10)	2	0	(8)
FBF	Export-Import Bank of China	1.000%	12/20/2016	0.524%		100	(10)	11	1	0
GST	Brazil Government International Bond	1.000%	12/20/2019	2.676%		1,500	(42)	(67)	0	(109)
	France Government Bond	0.250%	03/20/2020	0.340%		2,000	(18)	10	0	(8)
	France Government Bond	0.250%	06/20/2020	0.354%		300	(2)	0	0	(2)
	Greece Government International Bond	1.000%	09/20/2015	43.614%	EUR	200	(9)	(29)	0	(38)
	Greece Government International Bond	1.000%	12/20/2015	52.966%		500	(24)	(128)	0	(152)
	Greece Government International Bond	1.000%	12/20/2016	42.746%		$200	(15)	(63)	0	(78)
	Indonesia Government International Bond	1.000%	12/20/2019	1.369%		900	(18)	3	0	(15)
	Tesco PLC	1.000%	12/20/2019	1.393%	EUR	600	(6)	(6)	0	(12)
HUS	Brazil Government International Bond	1.000%	09/20/2019	2.609%		$1,200	(14)	(65)	0	(79)
	Brazil Government International Bond	1.000%	12/20/2019	2.676%		800	(22)	(36)	0	(58)
	France Government Bond	0.250%	03/20/2020	0.340%		300	(2)	1	0	(1)
JPM	France Government Bond	0.250%	03/20/2020	0.340%		800	(6)	3	0	(3)
	France Government Bond	0.250%	06/20/2020	0.354%		200	(1)	0	0	(1)
	Indonesia Government International Bond	1.000%	09/20/2019	1.281%		400	(5)	0	0	(5)
MYC	Brazil Government International Bond	1.000%	03/20/2019	2.491%		2,000	(75)	(36)	0	(111)
	Export-Import Bank of China	1.000%	09/20/2016	0.486%		100	(3)	4	1	0
	France Government Bond	0.250%	03/20/2020	0.340%		300	(2)	1	0	(1)
	Tesco PLC	1.000%	12/20/2019	1.393%	EUR	800	(10)	(5)	0	(15)
UAG	Export-Import Bank of China	1.000%	06/20/2016	0.431%		$200	(4)	5	1	0

							$(756)	$(662)	$3	$(1,421)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	600	$21	$(14)	$7	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019		300	10	(6)	4	0

							$31	$(20)	$11	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM-15 5-Year Index	5.000%	06/20/2016	$2,350	$323	$(344)	$0	$(21)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	1,200	$1,486	$0	$(180)	$0	$(180)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		700	811	0	(48)	0	(48)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		2,400	3,165	(185)	(369)	0	(554)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		1,963	2,589	(142)	(311)	0	(453)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		3,900	4,805	1	(562)	0	(561)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		2,620	3,046	(11)	(182)	0	(193)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		4,400	5,452	4	(669)	0	(665)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	3,700	3,816	(68)	70	2	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025	EUR	2,300	2,645	(0)	(140)	0	(140)

							$(401)	$(2,391)	$2	$(2,794)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	12,200	$0	$(50)	$0	$(50)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		1,800	1	(7)	0	(6)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		1,300	0	3	3	0
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	15,000	(3)	17	14	0
DUB	Receive	1-Year BRL-CDI	11.500%	01/04/2021	BRL	900	9	1	10	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		4,200	(1)	(6)	0	(7)
UAG	Pay	1-Year BRL-CDI	12.230%	01/04/2021		1,000	1	2	3	0

							$7	$(40)	$30	$(63)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.600%	04/21/2015	$1	$0	$0	$0	$0
MSB	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.800%	04/21/2015	1	0	0	0	0

						$0	$0	$0	$0

Total Swap Agreements						$(795)	$(3,460)	$46	$(4,301)

(j)	Securities with an aggregate market value of $2,143 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$100	$0	$100
Belgium
Corporate Bonds & Notes	0	2,027	0	2,027
Brazil
Corporate Bonds & Notes	0	1,739	0	1,739
Sovereign Issues	0	6,409	0	6,409
Canada
Sovereign Issues	0	8,632	0	8,632
Cayman Islands
Corporate Bonds & Notes	0	1,141	0	1,141
Denmark
Corporate Bonds & Notes	0	19,782	0	19,782
France
Corporate Bonds & Notes	0	4,319	0	4,319
Sovereign Issues	0	6,026	0	6,026
Germany
Corporate Bonds & Notes	0	1,002	0	1,002
Sovereign Issues	0	6,638	0	6,638
Greece
Corporate Bonds & Notes	0	658	0	658
Hong Kong
Corporate Bonds & Notes	0	1,278	0	1,278
India
Corporate Bonds & Notes	0	1,481	0	1,481
Indonesia
Sovereign Issues	0	3,838	0	3,838
Ireland
Asset-Backed Securities	0	515	0	515
Corporate Bonds & Notes	0	3,392	0	3,392
Mortgage-Backed Securities	0	422	0	422
Italy
Asset-Backed Securities	0	2,075	0	2,075
Corporate Bonds & Notes	0	1,207	0	1,207
Mortgage-Backed Securities	0	1,228	0	1,228
Sovereign Issues	0	16,533	0	16,533
Japan
Corporate Bonds & Notes	0	200	0	200
Luxembourg
Corporate Bonds & Notes	0	4,622	0	4,622
Malaysia
Sovereign Issues	0	593	0	593
Mexico
Corporate Bonds & Notes	0	1,020	0	1,020
Sovereign Issues	0	3	0	3
Netherlands
Asset-Backed Securities	0	1,251	0	1,251
Corporate Bonds & Notes	0	5,633	0	5,633
Norway
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	157	0	157
Poland
Sovereign Issues	0	8,613	0	8,613
Portugal
Corporate Bonds & Notes	0	333	0	333
Slovenia
Sovereign Issues	0	6,866	0	6,866
South Africa
Sovereign Issues	0	558	0	558
South Korea
Sovereign Issues	0	1,985	0	1,985
Spain
Asset-Backed Securities	0	694	0	694
Corporate Bonds & Notes	0	3,117	0	3,117
Sovereign Issues	0	7,117	0	7,117
Sweden
Corporate Bonds & Notes	0	802	0	802
Switzerland
Corporate Bonds & Notes	0	4,613	0	4,613
United Kingdom
Bank Loan Obligations	0	855	0	855
Corporate Bonds & Notes	0	10,755	0	10,755
Mortgage-Backed Securities	0	8,239	0	8,239
Sovereign Issues	0	7,899	0	7,899
United States
Asset-Backed Securities	0	6,652	0	6,652
Bank Loan Obligations	0	394	0	394
Corporate Bonds & Notes	0	5,039	0	5,039
Mortgage-Backed Securities	0	3,303	0	3,303
U.S. Government Agencies	0	1,380	0	1,380
U.S. Treasury Obligations	0	24,536	0	24,536
Virgin Islands (British)
Corporate Bonds & Notes	0	201	0	201
Short-Term Instruments
Certificates of Deposit	0	2,905	0	2,905
Repurchase Agreements	0	729	0	729
U.S. Treasury Bills	0	173	0	173
	$0	$211,879	$0	$211,879

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,449	$0	$0	$14,449

Total Investments	$14,449	$211,879	$0	$226,328

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,229)	$0	$(12,229)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	71	0	96
Over the counter	0	7,733	0	7,733
	$25	$7,804	$0	$7,829

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(128)	0	(146)
Over the counter	0	(8,562)	0	(8,562)

	$(18)	$(8,690)	$0	$(8,708)

Totals	$14,456	$198,764	$0	$213,220

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5%
AUSTRALIA 0.5%
MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Pty. Ltd.
0.402% due 02/21/2038		$94	$94
Torrens Trust
2.685% due 10/19/2038	AUD	145	110

			204

SOVEREIGN ISSUES 0.4%
New South Wales Treasury Corp.
4.000% due 05/20/2026		600	513
Queensland Treasury Corp.
4.250% due 07/21/2023		800	679

			1,192

Total Australia (Cost $1,562)			1,396

BERMUDA 1.1%
BANK LOAN OBLIGATIONS 1.1%
Rise Ltd.
4.750% due 01/31/2021 (d)		$3,085	3,126

Total Bermuda (Cost $3,105)			3,126

BRAZIL 6.2%
CORPORATE BONDS & NOTES 1.2%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	203
4.500% due 04/06/2015		1,100	1,100
Banco Votorantim S.A.
5.250% due 02/11/2016		100	101
CSN Islands Corp.
6.875% due 09/21/2019		200	180
Petrobras Global Finance BV
3.151% due 03/17/2020		1,100	951
4.875% due 03/17/2020		1,000	901

			3,436

SOVEREIGN ISSUES 5.0%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	33,000	10,037
0.000% due 10/01/2015		10,800	3,177
0.000% due 01/01/2018		3,200	713
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,600	445
10.000% due 01/01/2025		100	26

			14,398

Total Brazil (Cost $23,519)			17,834

CANADA 0.8%
SOVEREIGN ISSUES 0.8%
Province of Ontario
3.450% due 06/02/2045	CAD	400	355
3.500% due 06/02/2024		2,200	1,955

Total Canada (Cost $2,486)			2,310

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
Gallatin CLO Ltd.
1.523% due 07/15/2023		$800	799
Golden Knight CDO Ltd.
0.493% due 04/15/2019		257	256

Octagon Investment Partners Ltd.
1.525% due 05/05/2023		800	798

Total Cayman Islands (Cost $1,855)			1,853

DENMARK 2.6%
CORPORATE BONDS & NOTES 2.6%
BRFkredit A/S
2.000% due 04/01/2015	DKK	16,500	2,375
Nykredit Realkredit A/S
2.000% due 04/01/2015		15,900	2,288
2.000% due 10/01/2015		13,800	2,011
Realkredit Danmark A/S
2.000% due 01/01/2016		6,900	1,010

Total Denmark (Cost $8,088)			7,684

FRANCE 5.2%
SOVEREIGN ISSUES 5.2%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$1,700	1,869
France Government Bond
0.250% due 07/25/2024 (b)	EUR	1,846	2,207
1.750% due 11/25/2024		400	484
3.250% due 05/25/2045		1,600	2,669
4.500% due 04/25/2041		4,100	7,942

Total France (Cost $14,139)			15,171

GERMANY 2.2%
CORPORATE BONDS & NOTES 1.5%
FMS Wertmanagement AoeR
2.750% due 06/03/2016	EUR	3,600	3,999
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	500	411

			4,410

SOVEREIGN ISSUES 0.7%
Free State of Bavaria
3.500% due 01/27/2016	EUR	749	829
State of Berlin
3.000% due 03/29/2016		1,100	1,218

			2,047

Total Germany (Cost $7,671)			6,457

GREECE 0.3%
CORPORATE BONDS & NOTES 0.1%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	280

SOVEREIGN ISSUES 0.2%
Republic of Greece Government Bond
5.000% due 08/22/2016	JPY	90,000	520

Total Greece (Cost $1,234)			800

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$350	372

Total Guernsey, Channel Islands (Cost $350)			372

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	200	228
4.875% due 05/21/2019		500	642
5.125% due 03/16/2037		$600	775
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	810

Total Ireland (Cost $2,755)			2,455

ITALY 14.1%
ASSET-BACKED SECURITIES 0.4%
Claris ABS
0.538% due 10/31/2060	EUR	1,056	1,129
Locat Securitisation Vehicle SRL
0.192% due 12/12/2028		14	15

			1,144

CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
3.875% due 10/24/2018		1,200	1,441
Banco Popolare SC
3.500% due 03/14/2019		400	456
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$1,500	1,514

			3,411

SOVEREIGN ISSUES 12.5%
Italy Buoni Poliennali Del Tesoro
3.250% due 09/01/2046	EUR	1,500	2,046
3.750% due 09/01/2024		3,500	4,604
4.000% due 02/01/2037		4,200	6,144
4.500% due 05/01/2023		3,200	4,358
4.500% due 03/01/2024		4,800	6,611
4.750% due 08/01/2023		6,100	8,467
4.750% due 09/01/2044		400	686
5.000% due 09/01/2040		1,300	2,217
5.500% due 11/01/2022		900	1,284

			36,417

Total Italy (Cost $42,899)			40,972

JAPAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$300	301

Total Japan (Cost $300)			301

MEXICO 0.4%
CORPORATE BONDS & NOTES 0.3%
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$800	806

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	3,400	248

Total Mexico (Cost $1,100)			1,054

NETHERLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
GMAC International Finance BV
7.500% due 04/21/2015	EUR	900	971
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)		2,100	2,372
Waha Aerospace BV
3.925% due 07/28/2020		$275	289

Total Netherlands (Cost $4,506)			3,632

NORWAY 0.8%
CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
2.000% due 09/15/2015		$800	802
2.375% due 05/25/2016		200	201
5.500% due 05/25/2016		500	520
5.500% due 06/26/2017		600	641

			2,164

SOVEREIGN ISSUES 0.1%
Norway Government Bond
3.750% due 05/25/2021	NOK	1,600	228

Total Norway (Cost $2,334)			2,392

POLAND 3.2%
SOVEREIGN ISSUES 3.2%
Poland Government International Bond
3.250% due 07/25/2025	PLN	25,800	7,405
4.000% due 10/25/2023		6,300	1,898

Total Poland (Cost $9,970)			9,303

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Novo Banco S.A.
5.000% due 05/14/2019	EUR	600	667

Total Portugal (Cost $780)			667

QATAR 0.6%
CORPORATE BONDS & NOTES 0.6%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$1,600	1,615

Total Qatar (Cost $1,602)			1,615

SLOVENIA 2.2%
SOVEREIGN ISSUES 2.2%
Slovenia Government International Bond
4.125% due 01/26/2020	EUR	4,600	5,785
5.850% due 05/10/2023		$500	594

Total Slovenia (Cost $6,958)			6,379

SOUTH KOREA 0.6%
SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	507
6.460% due 02/27/2017	MXN	5,000	334
Republic of Korea
7.125% due 04/16/2019		$700	846

Total South Korea (Cost $1,668)			1,687

SPAIN 5.0%
CORPORATE BONDS & NOTES 0.3%
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	100	110
PITCH1
5.125% due 07/20/2022		500	708

			818

SOVEREIGN ISSUES 4.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020		1,000	1,235
Spain Government International Bond
1.600% due 04/30/2025		700	781
2.750% due 10/31/2024		450	552
3.800% due 04/30/2024		1,100	1,453
4.800% due 01/31/2024		300	423
5.150% due 10/31/2044		2,700	4,944

5.400% due 01/31/2023		2,900	4,151

			13,539

Total Spain (Cost $15,313)			14,357

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 07/21/2023	AUD	600	363

Total Supranational (Cost $406)			363

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Swedbank AB
2.200% due 03/04/2020		$500	503

Total Sweden (Cost $500)			503

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS AG
5.125% due 05/15/2024		$1,000	1,042
7.250% due 02/22/2022		2,400	2,588

Total Switzerland (Cost $3,619)			3,630

UNITED ARAB EMIRATES 0.6%
SOVEREIGN ISSUES 0.6%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,668

Total United Arab Emirates (Cost $1,477)			1,668

UNITED KINGDOM 4.4%
CORPORATE BONDS & NOTES 1.1%
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	400	445
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	1,134
Tesco PLC
6.125% due 02/24/2022		950	1,605

			3,184

SOVEREIGN ISSUES 3.3%
United Kingdom Gilt
2.750% due 09/07/2024		300	490
3.250% due 01/22/2044		2,100	3,726
3.500% due 01/22/2045		1,500	2,788
4.250% due 12/07/2040		1,300	2,668

			9,672

Total United Kingdom (Cost $12,649)			12,856

UNITED STATES 32.5%
ASSET-BACKED SECURITIES 2.7%
Amortizing Residential Collateral Trust
0.754% due 07/25/2032		$1	1
0.874% due 10/25/2031		2	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,528	1,708
Countrywide Asset-Backed Certificates
0.574% due 08/25/2034		154	144
Countrywide Asset-Backed Certificates Trust
0.624% due 04/25/2036		1,000	865
Credit Suisse First Boston Mortgage Securities Corp.
0.791% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.231% due 11/25/2036		24	14
EMC Mortgage Loan Trust
0.624% due 05/25/2043		372	354
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		176	92

JPMorgan Mortgage Acquisition Trust
0.454% due 03/25/2047	1,632	896
Morgan Stanley ABS Capital, Inc. Trust
0.284% due 03/25/2037	1,298	723
0.424% due 08/25/2036	3,179	1,996
0.974% due 07/25/2037	950	924
SACO, Inc.
0.574% due 04/25/2035	9	8
Securitized Asset-Backed Receivables LLC Trust
0.224% due 12/25/2036	9	5
Structured Asset Securities Corp. Mortgage Loan Trust
1.672% due 04/25/2035	18	18
Washington Mutual Asset-Backed Certificates Trust
0.231% due 10/25/2036	48	25

		7,775

BANK LOAN OBLIGATIONS 0.7%
H.J. Heinz Co.
3.250% due 06/05/2020	1,179	1,182
HCA, Inc.
2.678% due 05/02/2016	800	800

		1,982

CORPORATE BONDS & NOTES 3.3%
Ally Financial, Inc.
4.625% due 06/26/2015	200	201
Bank of America Corp.
5.750% due 12/01/2017	200	220
7.625% due 06/01/2019	1,400	1,691
Bank of America N.A.
0.571% due 06/15/2017	1,300	1,290
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,000	1,152
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	520	557
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	715	774
International Lease Finance Corp.
5.750% due 05/15/2016	500	520
8.625% due 09/15/2015	900	927
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	100	115
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	800	117
SABMiller Holdings, Inc.
4.950% due 01/15/2042	400	451
Southwestern Energy Co.
4.100% due 03/15/2022	300	296
7.500% due 02/01/2018	100	113
UAL Pass-Through Trust
10.400% due 05/01/2018	447	488
Wells Fargo & Co.
3.000% due 02/19/2025	500	503
5.875% due 06/15/2025 (c)	100	106

		9,521

MORTGAGE-BACKED SECURITIES 8.9%
Adjustable Rate Mortgage Trust
2.760% due 09/25/2035	27	24
American Home Mortgage Assets Trust
0.364% due 05/25/2046 ^	366	265
0.384% due 10/25/2046	458	322
Banc of America Funding Trust
2.699% due 02/20/2036	395	393
2.921% due 10/20/2046 ^	149	114
5.500% due 01/25/2036	570	595
BCAP LLC Trust
0.344% due 01/25/2037 ^	342	273
5.250% due 04/26/2037	1,713	1,611
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035	108	109
2.466% due 10/25/2033	16	16
2.473% due 08/25/2033	18	18
2.482% due 05/25/2034	15	14
2.515% due 03/25/2035	35	35
2.648% due 05/25/2034	50	48
2.731% due 05/25/2047 ^	441	383
3.015% due 11/25/2034	11	11
Bear Stearns ALT-A Trust
2.589% due 11/25/2035 ^	200	155
2.651% due 09/25/2035	170	146
2.756% due 08/25/2036 ^	252	185

Bear Stearns Structured Products, Inc. Trust
3.068% due 12/26/2046	143	113
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.354% due 07/25/2036	92	82
Citigroup Commercial Mortgage Trust
0.925% due 06/15/2033	1,600	1,595
5.703% due 12/10/2049	400	402
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	57	57
2.570% due 10/25/2035 ^	1,395	1,387
Countrywide Alternative Loan Trust
0.344% due 01/25/2037 ^	589	561
0.356% due 02/20/2047	304	229
0.371% due 12/20/2046	603	454
0.386% due 03/20/2046	179	142
0.386% due 07/20/2046 ^	377	273
0.454% due 02/25/2037	227	179
0.524% due 05/25/2037 ^	96	59
1.628% due 11/25/2035	44	36
2.168% due 11/25/2035	44	37
5.249% due 11/25/2035 ^	366	297
5.250% due 06/25/2035 ^	33	30
6.000% due 04/25/2037 ^	80	60
6.000% due 02/25/2047	859	739
6.250% due 08/25/2037 ^	44	39
6.500% due 06/25/2036 ^	217	182
Countrywide Home Loan Mortgage Pass-Through Trust
0.404% due 05/25/2035	101	86
0.464% due 04/25/2035	30	25
0.494% due 03/25/2035	127	102
0.504% due 02/25/2035	11	10
0.774% due 03/25/2035	589	532
0.934% due 09/25/2034	11	10
2.330% due 02/20/2036	552	476
2.408% due 11/25/2034	27	26
2.535% due 11/19/2033	24	23
2.590% due 08/25/2034	8	7
2.643% due 05/25/2047	156	124
5.500% due 10/25/2035	154	151
Credit Suisse First Boston Mortgage Securities Corp.
2.474% due 08/25/2033	25	26
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036 ^	147	91
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	417	347
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	2	2
Greenpoint Mortgage Funding Trust
0.444% due 11/25/2045	12	10
GSR Mortgage Loan Trust
1.860% due 03/25/2033	11	11
2.235% due 06/25/2034	6	6
2.671% due 09/25/2035	320	322
HarborView Mortgage Loan Trust
0.918% due 02/19/2034	1	1
0.978% due 12/19/2036 ^	186	155
2.481% due 05/19/2033	27	27
IndyMac Mortgage Loan Trust
4.544% due 09/25/2035	332	285
JPMorgan Mortgage Trust
1.990% due 11/25/2033	13	13
2.538% due 02/25/2035	12	12
2.539% due 01/25/2037	397	364
2.556% due 07/25/2035	153	156
2.579% due 07/25/2035	181	181
Luminent Mortgage Trust
0.414% due 04/25/2036	676	444
MASTR Adjustable Rate Mortgages Trust
2.421% due 05/25/2034	909	890
MASTR Alternative Loan Trust
0.574% due 03/25/2036	56	14
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.615% due 12/15/2030	10	10
Merrill Lynch Mortgage Investors Trust
0.384% due 02/25/2036	151	139
0.424% due 08/25/2036	20	19
2.216% due 02/25/2033	18	17
2.476% due 02/25/2036	100	97
Merrill Lynch Mortgage-Backed Securities Trust
2.805% due 04/25/2037 ^	14	12
Nomura Asset Acceptance Corp.
2.426% due 10/25/2035	27	25
Residential Accredit Loans, Inc. Trust
0.324% due 02/25/2047	181	104
0.354% due 06/25/2046	485	219

0.384% due 04/25/2046	204	108
6.000% due 12/25/2036 ^	657	546
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	193	182
RiverView HECM Trust
0.234% due 07/25/2047	1,299	1,226
Structured Adjustable Rate Mortgage Loan Trust
2.423% due 04/25/2034	44	44
2.545% due 02/25/2034	18	18
2.694% due 09/25/2034	42	43
Structured Asset Mortgage Investments Trust
0.364% due 07/25/2046	577	462
0.384% due 05/25/2046	125	94
0.394% due 05/25/2036	586	440
0.394% due 09/25/2047	581	468
0.428% due 07/19/2035	328	318
0.454% due 02/25/2036	675	546
0.758% due 07/19/2034	5	5
0.878% due 03/19/2034	8	8
Suntrust Alternative Loan Trust
0.824% due 12/25/2035 ^	1,436	1,120
WaMu Mortgage Pass-Through Certificates Trust
0.444% due 12/25/2045	66	64
0.484% due 01/25/2045	10	9
0.494% due 01/25/2045	10	9
0.828% due 02/25/2047	510	413
1.528% due 08/25/2042	6	6
1.782% due 01/25/2037 ^	40	34
2.011% due 12/25/2036 ^	8	7
2.127% due 06/25/2037 ^	99	88
2.192% due 07/25/2046	231	209
2.194% due 12/25/2036 ^	58	53
2.393% due 02/25/2033	144	142
2.441% due 03/25/2034	43	43
2.444% due 06/25/2033	14	14
Washington Mutual Mortgage Pass-Through Certificates Trust
1.068% due 07/25/2046 ^	73	43
6.000% due 06/25/2037 ^	1,479	1,299
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	605	553
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 04/25/2036	25	25

		25,881

MUNICIPAL BONDS & NOTES 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,210	1,934

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.756% due 03/15/2017	500	12
2.806% due 01/16/2018	3,100	75

		87

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.294% due 03/25/2034	$10	10
0.324% due 08/25/2034	6	6
0.483% due 01/25/2017	1,014	1,015
1.777% due 10/01/2034	3	3
2.004% due 12/01/2034	8	8
2.488% due 11/01/2034	59	63
3.000% due 08/01/2042 - 08/01/2043	345	354
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	31	36
Freddie Mac
0.454% due 09/25/2031	27	25
1.220% due 10/25/2044	57	59
2.371% due 02/01/2029	6	6
2.399% due 04/01/2037	67	71
6.000% due 04/15/2036	584	668
Ginnie Mae
1.625% due 11/20/2024	2	2
6.000% due 09/20/2038	23	25

		2,380

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Bonds
3.125% due 02/15/2042		400	447
3.625% due 02/15/2044		3,700	4,528
4.250% due 05/15/2039		100	132
4.375% due 05/15/2040		200	271
5.250% due 02/15/2029		400	547
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2024		2,067	2,071
0.250% due 01/15/2025		7,105	7,171
1.750% due 01/15/2028		2,231	2,617
2.000% due 01/15/2026		1,425	1,692
2.375% due 01/15/2025		496	602
2.500% due 01/15/2029		1,622	2,077
3.875% due 04/15/2029		370	544
U.S. Treasury Notes
1.750% due 05/15/2023 (i)		100	99
2.125% due 01/31/2021 (g)(i)		8,900	9,184
2.375% due 12/31/2020 (g)		12,100	12,662
2.500% due 05/15/2024 (g)(i)		200	210

			44,854

Total United States (Cost $88,975)			94,414

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$100	107

Total Virgin Islands (British) (Cost $104)			107

SHORT-TERM INSTRUMENTS 10.7%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.632% due 04/11/2016		$1,700	1,706

REPURCHASE AGREEMENTS (e) 0.3%			818

SHORT-TERM NOTES 9.7%
Fannie Mae
0.080% due 06/03/2015		1,900	1,900
Federal Home Loan Bank
0.060% due 04/29/2015		400	400
0.064% due 06/12/2015		1,200	1,200
0.065% due 05/22/2015 - 06/03/2015		6,100	6,099
0.067% due 04/24/2015 - 06/05/2015		1,200	1,200
0.068% due 06/05/2015		1,900	1,900
0.069% due 05/15/2015		1,400	1,400
0.070% due 05/18/2015 - 05/22/2015		9,500	9,499
0.073% due 05/22/2015		600	600
0.075% due 05/20/2015		3,200	3,199
0.080% due 06/15/2015		600	600
0.085% due 05/06/2015		100	100

			28,097

MEXICO TREASURY BILLS 0.1%
3.021% due 04/01/2015	MXN	5,100	334

Total Short-Term Instruments (Cost $30,969)			30,955

Total Investments in Securities (Cost $292,893)			286,313

Total Investments 98.5% (Cost $292,893)			$286,313
Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(1,550))			(473)
Other Assets and Liabilities, net 1.6%			4,827

Net Assets 100.0%			$290,667

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$3,105	$3,126	1.08%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$818	Freddie Mac 2.080% due 10/17/2022	$(838)	$818	$818

Total Repurchase Agreements						$(838)	$818	$818

(1)	Includes accrued interest.

As of March 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended March 31, 2015 was $287 at a weighted average interest rate of 0.203%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	05/01/2045	$5,600	$(5,860)	$(5,869)
Fannie Mae	4.000%	05/01/2045	100	(107)	(107)
Fannie Mae	4.500%	05/01/2045	27,600	(29,934)	(30,041)
Fannie Mae	5.500%	04/01/2045	22,000	(24,678)	(24,791)

Total Short Sales				$(60,579)	$(60,808)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$113.500	05/22/2015	500	$4	$8

Total Purchased Options				$4	$8

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	43	$(6)	$0	$(2)
90-Day Eurodollar June Futures	Short	06/2015	79	(5)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	52	(8)	0	(3)
90-Day Eurodollar September Futures	Short	09/2015	51	(6)	0	(1)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	55	1	2	(2)
Canada Government 10-Year Bond June Futures	Short	06/2015	28	(16)	2	(3)
Euro-Bund 10-Year Bond June Futures	Long	06/2015	104	56	31	(18)
Euro-Buxl 30-Year Bond June Futures	Short	06/2015	2	(24)	0	(3)
Put Options Strike @ EUR 111.100 on Euro-Schatz June Futures	Short	05/2015	42	1	0	0
Put Options Strike @ EUR 152.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	44	14	1	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	645	347	202	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2015	10	17	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	Short	06/2015	1	(6)	0	0
United Kingdom Long Gilt June Futures	Long	06/2015	37	86	1	(12)

Total Futures Contracts				$451	$243	$(45)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%)	12/20/2019	EUR	23,250	$(476)	$(122)	$0	$(4)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	2.000%	09/16/2025	PLN	2,100	$(7)	$(5)	$0	$0
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	700	1	0	0	0
Pay	3-Month SEK-LIBOR	1.023%	01/23/2025		600	0	0	0	0
Pay	3-Month SEK-LIBOR	1.033%	01/23/2025		600	1	1	0	0
Pay	3-Month SEK-LIBOR	1.036%	01/23/2025		700	1	1	0	0
Pay	3-Month SEK-LIBOR	1.080%	01/26/2025		1,400	2	2	0	0
Pay	3-Month SEK-LIBOR	1.085%	01/26/2025		1,600	2	2	0	(1)
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		$35,300	223	(284)	0	(25)
Receive	3-Month USD-LIBOR	2.500%	06/17/2022		56,800	(2,405)	(161)	0	(118)
Pay	3-Month USD-LIBOR	3.500%	12/17/2034		4,400	894	517	8	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		5,400	1,382	895	6	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	2,600	146	32	7	0
Receive	6-Month EUR-EURIBOR	0.150%	09/16/2017	EUR	27,600	(29)	(7)	0	(5)
Pay	6-Month EUR-EURIBOR	0.350%	09/16/2020		12,000	36	26	10	0
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021		3,800	577	522	5	0
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023		16,100	1,606	1,726	29	0
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025		38,400	(629)	(391)	0	(128)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		3,600	(719)	(51)	0	(56)
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017	GBP	20,300	(289)	(76)	1	0
Pay	6-Month GBP-LIBOR	1.500%	09/16/2020		5,100	24	28	0	(1)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2025		4,500	(177)	15	0	(4)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	2,330,000	(180)	(5)	11	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		3,640,000	2,451	2,543	0	(42)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035		240,000	37	(2)	0	(3)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2044		220,000	82	87	0	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	294,300	7	5	3	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		100,500	2	19	1	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		65,500	(28)	(4)	8	0

						$3,011	$5,435	$89	$(383)

Total Swap Agreements						$2,535	$5,313	$89	$(387)

(4)	Unsettled variation margin liability of $(26) for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $2,241 and cash of $1,418 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015	GBP	6,963		$10,337	$8	$0
	05/2015		$10,334	GBP	6,963	0	(8)
BOA	04/2015	BRL	12,162		$3,791	0	(20)
	04/2015	CNY	1,771		288	0	0
	04/2015	JPY	7,119,595		59,563	201	0
	04/2015	NZD	543		408	2	0
	04/2015	PLN	1,420		374	0	0
	04/2015		$4,177	BRL	12,162	0	(366)
	04/2015		1,211	EUR	1,142	17	0
	05/2015		2,534	AUD	3,217	0	(88)
	05/2015		59,588	JPY	7,119,595	0	(196)
	05/2015		135	MXN	1,983	0	(5)
	07/2015	BRL	5,272		$1,906	299	0
	08/2015		$1,052	SEK	8,800	0	(28)
BPS	04/2015	DKK	14,182		$2,148	107	0
	04/2015		$1,727	EUR	1,630	25	0
	04/2015		428	JPY	51,900	5	0
	05/2015	MXN	1,915		$125	0	0
	05/2015		$480	JPY	57,300	0	(2)
	07/2015	BRL	33,000		$13,096	3,035	0
	10/2015	DKK	12,349		1,878	91	0
BRC	04/2015	BRL	3,343		1,381	334	0
	04/2015	PLN	1,226		330	6	0
	04/2015		$1,042	BRL	3,343	5	0
	04/2015		141	PLN	532	0	(1)
	04/2015		209	ZAR	2,464	0	(7)
	04/2015	ZAR	2,321		$198	8	0
	05/2015	MXN	5,858		389	6	0
CBK	04/2015	AUD	5,808		4,511	88	0
	04/2015	CAD	216		171	0	0
	04/2015	INR	9,345		150	0	0
	04/2015	JPY	680,500		5,608	0	(66)
	04/2015	PLN	1,549		416	7	0
	04/2015		$1,582	CAD	1,978	0	(20)
	04/2015		10,704	GBP	6,963	0	(376)
	05/2015	CAD	178		$143	2	0
	05/2015	MXN	6,001		388	0	(5)
	05/2015		$1,874	MXN	28,847	23	(10)
DUB	04/2015	INR	23,010		$367	0	0
	04/2015	PLN	32		9	0	0
	04/2015		$370	INR	23,010	0	(2)
	04/2015		20	RUB	1,203	1	0
	05/2015		830	MXN	12,828	9	0
	07/2015	BRL	19,983		$7,365	1,273	0
	04/2016		$500	CNY	2,965	0	(34)
FBF	05/2015	GBP	268		$412	15	0
	05/2015		$378	BRL	1,217	0	0
	05/2015		400	MXN	6,223	7	0
	06/2015	INR	46,889		$738	0	(5)
	07/2015	BRL	3,870		1,418	238	0
	09/2015	CNY	27,062		4,228	0	(119)
GLM	04/2015	EUR	31,630		35,958	1,948	0
	04/2015		$3,814	AUD	4,966	0	(31)
	04/2015		11,328	EUR	10,056	23	(538)
	04/2015		64,222	JPY	7,615,895	7	(729)
	05/2015	GBP	61		$90	0	0
	05/2015		$4,891	EUR	4,452	0	(102)
	05/2015		125	MXN	1,871	0	(3)
	08/2015	NOK	1,905		$252	17	0
	08/2015		$2,236	DKK	14,450	0	(148)
	10/2015	BRL	7,400		$2,794	602	0
HUS	04/2015	MXN	5,054		349	17	0
	04/2015	PLN	3,930		1,066	30	0
	04/2015		$67	PLN	250	0	(1)
	05/2015	MXN	3,071		$202	1	0
	06/2015	INR	140,494		2,213	0	(12)
	07/2015	PLN	4,948		1,322	22	0
JPM	04/2015	BRL	14,955		4,718	62	(30)
	04/2015	EUR	8,254		8,861	0	(14)
	04/2015	INR	132,208		2,113	0	(1)
	04/2015	JPY	142,800		1,193	3	0
	04/2015	MXN	34,958		2,376	86	0
	04/2015	PLN	25		7	0	0
	04/2015	RUB	90,488		1,414	0	(132)
	04/2015		$4,662	BRL	14,955	24	0
	04/2015		6,495	EUR	6,121	87	0
	04/2015		1,670	INR	103,804	0	(11)
	04/2015		6,321	JPY	758,800	27	(21)
	04/2015		1,407	RUB	86,457	70	0
	05/2015	MXN	12,288		$786	0	(18)
	05/2015		$4,041	BRL	13,100	30	0
	07/2015	BRL	4,947		$1,775	266	0
	07/2015	PLN	23,800		6,338	82	0
	09/2015	CNY	2,378		400	18	0
	10/2015	DKK	857		131	7	0
	01/2016	BRL	5,597		1,900	284	0
	01/2016	DKK	2,591		396	20	0
	04/2016	CNY	13,826		2,150	0	(25)
	04/2016		$1,830	CNY	10,861	0	(121)
MSB	04/2015	BRL	6,136		$1,913	0	(10)
	04/2015	DKK	18,089		2,763	160	0
	04/2015		$2,227	BRL	6,136	0	(305)
	01/2016	DKK	4,243		$649	33	0
RYL	09/2015		$4,600	CNY	29,440	129	0
SCX	04/2015	INR	176,542		$2,812	0	(10)
	04/2015		$2,825	INR	176,542	1	(5)
	06/2015		2,769		176,542	28	0
SOG	10/2015		1,591	DKK	10,285	0	(103)
UAG	04/2015	DKK	776		$118	6	0
	04/2015	INR	189,077		3,016	0	(19)
	04/2015	JPY	483,700		4,048	16	0
	04/2015		$23,001	EUR	20,935	0	(491)
	04/2015		3,610	INR	226,827	30	0
	05/2015	EUR	20,935		$23,011	491	0
	05/2015	GBP	420		649	26	0
	06/2015		$2,975	INR	189,077	21	0
	08/2015	DKK	14,765		$2,183	49	0
	10/2015	BRL	3,400		1,319	312	0
	10/2015	DKK	868		132	7	0

Total Forward Foreign Currency Contracts						$10,854	$(4,238)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	124.000	05/07/2015	$1,000	$7	$2
HUS	Call - OTC USD versus JPY		124.000	05/07/2015	4,900	32	12

						$39	$14

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	5,700	$94	$273

Total Purchased Options								$133	$287

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015		$1,100	$(31)	$(208)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		2,900	(52)	(8)
	Put - OTC USD versus JPY		80.000	02/28/2019		90	(4)	(1)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		1,700	(43)	(285)
BRC	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		1,000	(7)	(3)
	Put - OTC USD versus JPY		94.750	04/21/2016		4,800	(142)	(9)
CBK	Call - OTC USD versus BRL	BRL	2.740	06/08/2015		1,600	(36)	(253)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		4,600	(110)	(7)
	Put - OTC USD versus JPY		95.000	09/08/2016		4,500	(99)	(16)
	Put - OTC USD versus JPY		96.000	09/08/2016		1,300	(31)	(5)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016		1,600	(37)	(2)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015		600	(18)	(110)
	Call - OTC USD versus BRL		2.710	06/02/2015		900	(27)	(149)
	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		2,500	(17)	(7)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		800	(9)	(4)
	Put - OTC USD versus JPY	JPY	116.950	04/30/2015		2,400	(16)	(7)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		740	(9)	(4)
MSB	Put - OTC EUR versus CAD	CAD	1.326	04/21/2015	EUR	740	(4)	(2)
	Call - OTC EUR versus CAD		1.388	04/21/2015		740	(4)	(3)
	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		$500	(15)	(92)
UAG	Call - OTC USD versus BRL		2.640	06/15/2015		1,800	(49)	(342)

							$(760)	$(1,517)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	06/12/2015		$1,500	$(8)	$(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	06/12/2015		1,500	(10)	(3)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750%	09/11/2015	EUR	900	(24)	(44)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300%	09/11/2015		900	(26)	(12)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015		2,300	(94)	(537)

								$(162)	$(610)

Total Written Options								$(922)	$(2,127)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Springleaf Finance Corp.	(1.370%)	12/20/2017	1.813%		$100	$0	$1	$1	$0
BRC	WPP Group PLC	(3.750%)	06/20/2017	0.143%	GBP	1,000	0	(121)	0	(121)
CBK	Royal Bank of Scotland Group PLC	(1.000%)	12/20/2019	0.630%	EUR	500	(15)	6	0	(9)
GST	UST, Inc.	(0.720%)	03/20/2018	0.086%		$1,000	0	(19)	0	(19)
MYC	Royal Bank of Scotland Group PLC	(1.000%)	03/20/2020	0.651%	EUR	700	(22)	9	0	(13)
	SABMiller PLC	(1.000%)	03/20/2020	0.497%		600	(18)	1	0	(17)
	UBS AG	(1.000%)	03/20/2017	0.940%		$2,400	(4)	0	0	(4)
RYL	Cleveland Electric Illuminating Co.	(0.940%)	06/20/2017	0.285%		1,000	0	(15)	0	(15)
UAG	Mohawk Industries, Inc.	(1.550%)	03/20/2016	0.092%		1,000	0	(15)	0	(15)

							$(59)	$(153)	$1	$(213)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	France Government Bond	0.250%	03/20/2020	0.340%		$1,500	$(11)	$4	$0	$(7)
BRC	Brazil Government International Bond	1.000%	03/20/2023	3.139%		800	(43)	(70)	0	(113)
	France Government Bond	0.250%	03/20/2020	0.340%		400	(3)	1	0	(2)
CBK	Brazil Government International Bond	1.000%	03/20/2016	1.195%		1,400	(13)	11	0	(2)
	France Government Bond	0.250%	03/20/2020	0.340%		600	(5)	3	0	(2)
	France Government Bond	0.250%	06/20/2020	0.354%		100	(1)	0	0	(1)
	Spain Government International Bond	1.000%	03/20/2019	0.651%		9,800	(175)	310	135	0
GST	France Government Bond	0.250%	03/20/2020	0.340%		2,600	(24)	13	0	(11)
	France Government Bond	0.250%	06/20/2020	0.354%		300	(2)	0	0	(2)
	Greece Government International Bond	1.000%	12/20/2015	52.966%	EUR	1,000	(51)	(252)	0	(303)
HUS	France Government Bond	0.250%	03/20/2020	0.340%		$300	(2)	1	0	(1)
JPM	France Government Bond	0.250%	03/20/2020	0.340%		1,100	(8)	4	0	(4)
	France Government Bond	0.250%	06/20/2020	0.354%		200	(1)	0	0	(1)
MYC	Brazil Government International Bond	1.000%	06/20/2019	2.531%		1,000	(22)	(38)	0	(60)
	France Government Bond	0.250%	03/20/2020	0.340%		400	(3)	1	0	(2)
	Spain Government International Bond	1.000%	03/20/2019	0.651%		1,200	(24)	40	16	0

							$(388)	$28	$151	$(511)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	6,200	$245	$(169)	$76	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019		700	24	(15)	9	0
MYC	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019		3,000	49	(12)	37	0

							$318	$(196)	$122	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025	EUR	930	$1,077	$(1)	$(64)	$0	$(65)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		3,600	4,747	(261)	(570)	0	(831)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		4,500	5,934	(347)	(692)	0	(1,039)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		5,600	6,899	1	(807)	0	(806)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		920	1,070	(5)	(62)	0	(67)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		7,000	8,674	8	(1,066)	0	(1,058)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	1,500	1,547	1	0	1	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	3,900	4,828	1	(586)	0	(585)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2025		3,800	4,370	(1)	(231)	0	(232)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	4,200	4,339	(38)	34	0	(4)

							$(642)	$(4,044)	$1	$(4,687)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	400	$3	$1	$4	$0
BPS	Pay	1-Year BRL-CDI	12.230%	01/04/2021		1,500	0	4	4	0
GLM	Receive	1-Year BRL-CDI	11.680%	01/04/2021		500	4	1	5	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		5,700	(1)	(7)	0	(8)

							$6	$(1)	$13	$(8)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.600%	04/21/2015	$1	$0	$0	$0	$0
MSB	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.800%	04/21/2015	1	0	0	0	0

						$0	$0	$0	$0

Total Swap Agreements						$(765)	$(4,366)	$288	$(5,419)

(i)	Securities with an aggregate market value of $1,245 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$204	$0	$204
Sovereign Issues	0	1,192	0	1,192
Bermuda
Bank Loan Obligations	0	0	3,126	3,126
Brazil
Corporate Bonds & Notes	0	3,436	0	3,436
Sovereign Issues	0	14,398	0	14,398
Canada
Sovereign Issues	0	2,310	0	2,310
Cayman Islands
Asset-Backed Securities	0	1,853	0	1,853
Denmark
Corporate Bonds & Notes	0	7,684	0	7,684
France
Sovereign Issues	0	15,171	0	15,171
Germany
Corporate Bonds & Notes	0	4,410	0	4,410
Sovereign Issues	0	2,047	0	2,047
Greece
Corporate Bonds & Notes	0	280	0	280
Sovereign Issues	0	520	0	520
Guernsey, Channel Islands
Corporate Bonds & Notes	0	372	0	372
Ireland
Corporate Bonds & Notes	0	2,455	0	2,455
Italy
Asset-Backed Securities	0	1,144	0	1,144
Corporate Bonds & Notes	0	3,411	0	3,411
Sovereign Issues	0	36,417	0	36,417
Japan
Corporate Bonds & Notes	0	301	0	301
Mexico
Corporate Bonds & Notes	0	806	0	806
Sovereign Issues	0	248	0	248
Netherlands
Corporate Bonds & Notes	0	3,632	0	3,632
Norway
Corporate Bonds & Notes	0	2,164	0	2,164
Sovereign Issues	0	228	0	228
Poland
Sovereign Issues	0	9,303	0	9,303
Portugal
Corporate Bonds & Notes	0	667	0	667
Qatar
Corporate Bonds & Notes	0	1,615	0	1,615
Slovenia
Sovereign Issues	0	6,379	0	6,379
South Korea
Sovereign Issues	0	1,687	0	1,687
Spain
Corporate Bonds & Notes	0	818	0	818
Sovereign Issues	0	13,539	0	13,539
Supranational
Corporate Bonds & Notes	0	363	0	363
Sweden
Corporate Bonds & Notes	0	503	0	503
Switzerland
Corporate Bonds & Notes	0	3,630	0	3,630
United Arab Emirates
Sovereign Issues	0	1,668	0	1,668
United Kingdom
Corporate Bonds & Notes	0	3,184	0	3,184
Sovereign Issues	0	9,672	0	9,672
United States
Asset-Backed Securities	0	7,775	0	7,775
Bank Loan Obligations	0	1,982	0	1,982
Corporate Bonds & Notes	0	8,259	1,262	9,521
Mortgage-Backed Securities	0	24,542	1,339	25,881
Municipal Bonds & Notes	0	1,934	0	1,934
Preferred Securities	87	0	0	87
U.S. Government Agencies	0	2,380	0	2,380
U.S. Treasury Obligations	0	44,854	0	44,854
Virgin Islands (British)
Corporate Bonds & Notes	0	107	0	107
Short-Term Instruments
Certificates of Deposit	0	1,706	0	1,706
Repurchase Agreements	0	818	0	818
Short-Term Notes	0	28,097	0	28,097
Mexico Treasury Bills	0	334	0	334

Total Investments	$87	$280,499	$5,727	$286,313

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(60,808)	$0	$(60,808)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	243	97	0	340
Over the counter	0	11,429	0	11,429
	$243	$11,526	$0	$11,769

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(45)	(387)	0	(432)
Over the counter	0	(11,784)	0	(11,784)

	$(45)	$(12,171)	$0	$(12,216)

Totals	$285	$219,046	$5,727	$225,058

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2015:

Category and Subcategory	Beginning Balance at 12/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2015 (1)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$3,159	$0	$(43)	$(1)	$0	$11	$0	$0	$3,126	$12
United States
Corporate Bonds & Notes	1,319	0	(32)	(1)	(1)	(23)	0	0	1,262	(21)
Mortgage-Backed Securities	1,420	0	(81)	0	2	(2)	0	0	1,339	(5)

Totals	$5,898	$0	$(156)	$(2)	$1	$(14)	$0	$0	$5,727	$(14)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$3,126	Benchmark Pricing	Base Price	100.50
United States
Corporate Bonds & Notes	1,262	Third Party Vendor	Broker Quote	108.25 - 109.13
Mortgage-Backed Securities	1,226	Benchmark Pricing	Base Price	94.42
	113	Third Party Vendor	Broker Quote	79.00

Total	$5,727

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

March 31, 2015 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (c) 0.1%		$528

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.5%
0.039% due 04/16/2015 - 05/21/2015 (a)(e)	$7,183	7,183

Total Short-Term Instruments (Cost $7,710)		7,711

Total Investments in Securities (Cost $7,710)		7,711

	SHARES
INVESTMENTS IN AFFILIATES 98.9%
MUTUAL FUNDS (b) 90.1%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	1,018,021	9,610
PIMCO Emerging Markets Bond Fund	1,414,177	14,467
PIMCO EqS Pathfinder Fund®	2,483,697	23,819
PIMCO EqS® Emerging Markets Fund	1,658,675	14,397
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,309,677	14,420
PIMCO Fundamental IndexPLUS® AR Fund	3,635,743	23,851
PIMCO Global Advantage® Strategy Bond Fund	1,846,801	19,170
PIMCO Global Dividend Fund	4,541,707	33,563
PIMCO Income Fund	1,946,182	24,133
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,592,557	14,253
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,904,637	23,934
PIMCO Investment Grade Corporate Bond Fund	2,235,943	24,103
PIMCO Real Return Fund	2,176,807	24,076
PIMCO Short-Term Fund	7,355,377	72,009
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,931,396	23,930
PIMCO Total Return Fund IV	6,717,995	72,151

Total Mutual Funds (Cost $453,698)		431,886

SHORT-TERM INSTRUMENTS 8.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%
PIMCO Short-Term Floating NAV Portfolio	1,877	19
PIMCO Short-Term Floating NAV Portfolio III	4,260,828	42,254

Total Short-Term Instruments (Cost $42,269)		42,273

Total Investments in Affiliates (Cost $495,967)		474,159

Total Investments 100.5% (Cost $503,677)		$481,870
Financial Derivative Instruments (d) 0.9% (Cost or Premiums, net $8,526)		4,310
Other Assets and Liabilities, net (1.4%)		(6,706)

Net Assets 100.0%		$479,474

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$528	Freddie Mac 2.080% due 10/17/2022	$(542)	$528	$528

Total Repurchase Agreements						$(542)	$528	$528

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,425.000	12/19/2015	592	$1,237	$734
Put - CBOE S&P 500 Index	1,650.000	12/19/2015	592	2,547	1,659
Put - CBOE S&P 500 Index	1,850.000	12/19/2015	592	4,742	3,458

				$8,526	$5,851

Total Purchased Options				$8,526	$5,851

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2015	2,061	$537	$0	$(1,541)

Total Futures Contracts				$537	$0	$(1,541)

(e)	Securities with an aggregate market value of $6,503 and cash of $3,350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$528	$0	$528
U.S. Treasury Bills	0	7,183	0	7,183
	$0	$7,711	$0	$7,711

Investments in Affiliates, at Value
Mutual Funds	431,886	0	0	431,886
Short-Term Instruments
Central Funds Used for Cash Management Purposes	42,273	0	0	42,273

	$474,159	$0	$0	$474,159

Total Investments	$474,159	$7,711	$0	$481,870

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5,851	$0	$5,851

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,541)	$0	$0	$(1,541)

Totals	$472,618	$13,562	$0	$486,180

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 56.8%
CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 8.5%
Ally Financial, Inc.
2.750% due 01/30/2017		$300	$300
5.500% due 02/15/2017		300	313
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	500	627
Banco Santander S.A.
6.250% due 09/11/2021 (c)		700	758
Bankia S.A.
3.500% due 01/17/2019		400	469
Barclays Bank PLC
7.625% due 11/21/2022		$400	469
7.750% due 04/10/2023		400	444
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	200	240
BPCE S.A.
4.625% due 07/11/2024		$300	308
CIT Group, Inc.
5.000% due 05/15/2017		200	206
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		400	424
8.125% due 09/19/2033		200	228
Credit Suisse AG
6.500% due 08/08/2023		200	229
General Motors Financial Co., Inc.
2.625% due 07/10/2017		200	202
2.750% due 05/15/2016		200	203
3.500% due 07/10/2019		200	205
4.750% due 08/15/2017		100	106
HBOS PLC
0.973% due 09/30/2016		200	200
International Lease Finance Corp.
5.750% due 05/15/2016		100	104
8.750% due 03/15/2017		300	332
KBC Bank NV
8.000% due 01/25/2023		200	225
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	200	317
Rabobank Group
8.375% due 07/26/2016 (c)		$900	962
8.400% due 06/29/2017 (c)		100	111
Shimao Property Holdings Ltd.
6.625% due 01/14/2020		200	202

			8,184

INDUSTRIALS 2.0%
Country Garden Holdings Co. Ltd.
7.500% due 01/10/2023		200	194
HCA, Inc.
6.500% due 02/15/2016		400	415
KWG Property Holding Ltd.
8.625% due 02/05/2020		200	193
Longfor Properties Co. Ltd.
6.750% due 01/29/2023		300	297
MGM Resorts International
10.000% due 11/01/2016		400	445
Sunac China Holdings Ltd.
8.750% due 12/05/2019		300	283
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	109

			1,936

UTILITIES 0.5%
AT&T, Inc.
0.693% due 03/30/2017		100	100

Sprint Communications, Inc.
9.125% due 03/01/2017		400	438

			538

Total Corporate Bonds & Notes (Cost $10,829)			10,658

U.S. TREASURY OBLIGATIONS 18.1%
U.S. Treasury Bonds
2.500% due 02/15/2045		400	397
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019 (g)		6,085	6,207
0.125% due 07/15/2022		102	103
0.125% due 01/15/2023		203	204
0.250% due 01/15/2025		1,579	1,594
0.375% due 07/15/2023		502	516
0.625% due 02/15/2043		763	750
0.750% due 02/15/2042		207	210
1.375% due 02/15/2044		1,123	1,325
2.125% due 02/15/2040 (h)		202	271
2.125% due 02/15/2041 (h)		145	196
2.375% due 01/15/2025		546	662
U.S. Treasury Notes
0.104% due 04/30/2016 (h)†		100	100
1.625% due 04/30/2019 (h)		1,900	1,931
2.125% due 12/31/2021		2,900	2,982

Total U.S. Treasury Obligations (Cost $17,109)			17,448

MORTGAGE-BACKED SECURITIES 0.0%
Grifonas Finance PLC
0.394% due 08/28/2039	EUR	57	42

Total Mortgage-Backed Securities (Cost $45)			42

ASSET-BACKED SECURITIES 0.1%
Countrywide Asset-Backed Certificates
0.274% due 08/25/2037		$9	9
Lehman XS Trust
0.971% due 10/25/2035		91	86

Total Asset-Backed Securities (Cost $89)			95

SOVEREIGN ISSUES 9.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	158
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	2,400	730
France Government Bond
0.250% due 07/25/2018 (b)	EUR	613	693
Hellenic Republic Government Bond
4.750% due 04/17/2019		100	72
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	4,160	300
4.500% due 12/04/2025 (b)		1,907	143
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	209	237
Slovenia Government International Bond
5.850% due 05/10/2023		$200	238
Spain Government International Bond
3.800% due 04/30/2024	EUR	1,400	1,849
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	2,635	4,339
0.125% due 03/22/2058 (b)		200	453

Total Sovereign Issues (Cost $9,722)			9,212

	SHARES
COMMON STOCKS 7.9%
CONSUMER DISCRETIONARY 1.6%
Christian Dior SE		389	74
Luxottica Group SpA		1,168	74
LVMH Moet Hennessy Louis Vuitton SE		431	76
Orbitz Worldwide, Inc. (a)		48,681	568
Pirelli & C. SpA		4,644	77
Reed Elsevier NV		2,698	67
SFX Entertainment, Inc. (a)		5,992	24
TRW Automotive Holdings Corp. (a)(g)		5,464	573

			1,533

CONSUMER STAPLES 0.2%
Anheuser-Busch InBev NV	584	71
Delhaize Group S.A.	873	79
Unilever NV - Dutch Certificate	1,676	70

		220

ENERGY 0.8%
Dresser-Rand Group, Inc. (a)	6,975	560
Eni SpA	3,724	65
Tenaris S.A.	4,477	63
Total S.A.	1,221	61

		749

FINANCIALS 1.8%
Barclays PLC	154,942	557
Intesa Sanpaolo SpA	191,511	652
Lloyds Banking Group PLC (a)	448,600	521

		1,730

HEALTH CARE 1.4%
Bayer AG	476	71
Catamaran Corp. (a)	7,979	475
Essilor International S.A.	591	68
Fresenius Medical Care AG & Co. KGaA	891	74
Grifols S.A.	1,603	69
Hospira, Inc. (a)	5,860	515
Sanofi	696	69

		1,341

INDUSTRIALS 0.9%
Airbus Group NV	1,258	82
Kone OYJ ‘B’	1,371	61
Koninklijke Philips Electronics NV	2,294	65
Metso OYJ	2,180	64
Polypore International, Inc. (a)	9,065	534
Vallourec S.A.	2,622	64

		870

INFORMATION TECHNOLOGY 0.6%
Aruba Networks, Inc. (a)	14,102	346
ASML Holding NV	621	63
Dassault Systemes	1,079	73
STMicroelectronics NV	8,334	78

		560

MATERIALS 0.6%
Koninklijke DSM NV	1,155	65
Lafarge S.A.	909	59
Sigma-Aldrich Corp.	2,495	345
Solvay S.A.	500	72

		541

Total Common Stocks (Cost $7,627)		7,544

EXCHANGE-TRADED FUNDS 3.4%
iShares MSCI EAFE ETF	17,190	1,103
iShares MSCI Emerging Markets ETF	20,913	839
Vanguard FTSE Emerging Markets ETF	32,244	1,318

Total Exchange-Traded Funds (Cost $3,237)		3,260

SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS (e) 6.7%		6,449

Total Short-Term Instruments (Cost $6,449)		6,449

Total Investments in Securities (Cost $55,107)		54,708

	SHARES
INVESTMENTS IN AFFILIATES 41.6%
MUTUAL FUNDS (d) 35.6%
PIMCO Emerging Markets Corporate Bond Fund	135,824	1,429
PIMCO EqS Pathfinder Fund®	268,140	2,571
PIMCO EqS® Emerging Markets Fund	142,659	1,238
PIMCO Income Fund	1,085,349	13,458
PIMCO Mortgage Opportunities Fund	222,206	2,478
PIMCO StocksPLUS® Fund	881,336	8,426
PIMCO TRENDS Managed Futures Strategy Fund	427,601	4,781

Total Mutual Funds (Cost $34,607)		34,381

EXCHANGE-TRADED FUNDS 1.5%
PIMCO Diversified Income Active Exchange-Traded Fund	15,200	754
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	15,900	689

Total Exchange-Traded Funds (Cost $1,525)		1,443

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio	1,394	14
PIMCO Short-Term Floating NAV Portfolio III	435,806	4,322

Total Short-Term Instruments (Cost $4,335)		4,336

Total Investments in Affiliates (Cost $40,467)		40,160

Total Investments 98.4% (Cost $95,574)		$94,868
Financial Derivative Instruments (f)(i) 1.3% (Cost or Premiums, net $34)		1,258
Other Assets and Liabilities, net 0.3%		304

Net Assets 100.0%		$96,430

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio IV, Ltd., which is a 100% owned subsidiary of the Portfolio.

(a)	Security did not produce income within the last twelve months.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.300% †	03/31/2015	04/01/2015	$700	Fannie Mae 3.500% due 01/01/2045	$(727)	$700	$700
BOS	0.250% †	03/31/2015	04/01/2015	700	U.S. Treasury Notes 2.125% due 09/30/2021	(715)	700	700
DEU	0.200% †	03/31/2015	04/01/2015	2,200	U.S. Treasury Bonds 3.375% due 05/15/2044	(2,249)	2,200	2,200
FOB	0.300% †	03/31/2015	04/01/2015	300	U.S. Treasury Notes 0.875% due 02/28/2017	(307)	300	300
JPS	0.300% †	03/31/2015	04/01/2015	700	U.S. Treasury Notes 0.250% due 07/15/2015	(716)	700	700
SGY	0.180% †	03/31/2015	04/01/2015	1,300	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(1,328)	1,300	1,300
SSB	0.000% †	03/31/2015	04/01/2015	549	Freddie Mac 2.080% due 10/17/2022	(562)	549	549

Total Repurchase Agreements						$(6,604)	$6,449	$6,449

(1)	Includes accrued interest.

As of March 31, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended March 31, 2015 was $2,520 at a weighted average interest rate of 0.186%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	04/01/2045	$1,000	$(1,041)	$(1,051)

Total Short Sales				$(1,041)	$(1,051)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude European Style December Futures †	$75.000	11/17/2015	7	$22	$7

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - EUREX EURO STOXX 50 Index	3,000.000	06/19/2015	86	$59	$13
Call - EUREX EURO STOXX 50 Index	3,600.000	06/19/2015	59	63	95

				$122	$108

Total Purchased Options				$144	$115

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style June Futures †	$65.000	05/14/2015	7	$(16)	$(1)
Put - NYMEX Natural Gas May Futures †	2,350.000	04/27/2015	2	0	0
Put - NYMEX Natural Gas May Futures †	2,400.000	04/27/2015	19	(5)	(5)
Call - NYMEX Natural Gas May Futures †	3,000.000	04/27/2015	2	(2)	0
Call - NYMEX Natural Gas May Futures †	3,050.000	04/27/2015	19	(13)	(3)
Call - NYMEX WTI Crude May Futures †	52.000	04/16/2015	3	(2)	(2)

				$(38)	$(11)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$38.000	05/15/2015	239	$(8)	$(9)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	04/17/2015	5	$(6)	$(4)
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	16	(56)	(32)
Put - EUREX EURO STOXX 50 Index	3,450.000	06/19/2015	59	(66)	(45)

				$(128)	$(81)

Total Written Options				$(174)	$(101)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	131	$0	$0	$(4)
90-Day Eurodollar June Futures	Short	06/2015	19	(0)	0	0
90-Day Eurodollar June Futures	Short	06/2016	24	(21)	0	(2)
90-Day Eurodollar March Futures	Short	03/2016	59	(38)	0	(4)
90-Day Eurodollar September Futures	Short	09/2016	43	(27)	0	(4)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	78	(4)	3	(3)
Call Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	11	1	0	0
Call Options Strike @ USD 60.000 on Brent Crude May Futures †	Short	04/2015	3	1	1	0
Cotton No. 2 May Futures †	Short	05/2015	5	(0)	0	(1)
DAX Index June Futures	Long	06/2015	5	24	31	(15)
E-mini S&P 500 Index June Futures	Long	06/2015	180	46	0	(133)
EURO STOXX 50 June Futures	Long	06/2015	79	59	47	(25)
Euro-Bobl June Futures	Long	06/2015	1	0	0	0
Euro-Bund 10-Year Bond June Futures	Long	06/2015	31	25	9	(2)
Euro-Bund 10-Year Bond May Futures	Short	05/2015	22	(1)	0	(2)
FTSE 100 Index June Futures	Long	06/2015	22	11	15	(37)
Hang Seng China Enterprises Index April Futures	Long	04/2015	31	45	53	(9)
JPX Nikkei Index 400 June Futures	Long	06/2015	555	78	31	(80)
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	72	12	3	0
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	11	2	1	0
S&P CNX Nifty Index April Futures	Long	04/2015	32	(8)	0	(2)
U.S. Treasury 5-Year Note June Futures	Short	06/2015	9	(13)	0	(2)
U.S. Treasury 10-Year Note June Futures	Long	06/2015	124	43	39	0
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2015	7	11	2	0
United Kingdom Long Gilt June Futures	Short	06/2015	23	(81)	11	(1)

Total Futures Contracts				$165	$246	$(326)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	(1.000%	)	06/20/2020	EUR	5,600	$(137)	$0	$0	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.250%	09/18/2017	CAD	600	$(3)	$0	$0	$0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		140	(28)	(23)	1	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		$3,900	(212)	(197)	0	(8)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		1,300	(80)	(28)	0	(2)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		100	26	24	0	0
Pay	3-Month USD-LIBOR	3.250%	06/17/2045		800	149	2	1	0
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025	EUR	13,400	(220)	(57)	0	(48)
Pay	6-Month EUR-EURIBOR	2.000%	03/18/2045		1,300	466	164	30	0
Pay	6-Month EUR-EURIBOR	1.250%	09/16/2045		800	104	78	18	0
Receive	6-Month GBP-LIBOR	1.250%	06/17/2017	GBP	6,300	(59)	(10)	0	0
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045		780	(8)	(6)	4	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	160,000	(59)	(22)	2	0
Receive	28-Day MXN-TIIE	4.035%	02/03/2017	MXN	73,100	13	(4)	0	(2)
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		19,500	8	17	3	0

						$97	$(62)	$59	$(60)

Total Swap Agreements						$(40)	$(62)	$59	$(60)

(g)	Securities with an aggregate market value of $1,289 have been pledged as collateral as of March 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $1,172 and cash of $1,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$5,228	GBP	3,522	$0	$(4)
	05/2015	GBP	3,522		$5,227	4	0
BOA	04/2015		1,512		2,302	59	0
	04/2015	JPY	500,987		4,191	14	0
	04/2015		$4,097	JPY	489,287	0	(17)
	04/2015		142	ZAR	1,670	0	(5)
	05/2015	KRW	394,430		$354	0	(1)
	05/2015		$897	EUR	810	0	(25)
	05/2015		4,193	JPY	500,987	0	(14)
	07/2015		492	BRL	1,360	0	(77)
	08/2015		471	SEK	3,930	0	(14)
BPS	04/2015	BRL	1,558		$486	0	(2)
	04/2015	JPY	29,800		248	0	0
	04/2015	PEN	217		70	0	0
	04/2015		$475	BRL	1,558	13	0
	04/2015		71	PEN	217	0	(1)
	04/2015	ZAR	566		$48	1	0
	05/2015		$90	BRL	290	0	0
	05/2015		48	EUR	42	0	(2)
	06/2015	COP	166,520		$72	9	0
	09/2015	PEN	217		69	1	0
BRC	04/2015	BRL	832		288	27	0
	04/2015	MYR	625		171	2	0
	04/2015		$262	BRL	832	0	(1)
	04/2015	ZAR	4,675		$399	16	0
	05/2015	MXN	785		53	1	0
	05/2015	PHP	5,229		116	0	0
	05/2015	TWD	2,706		86	0	(1)
	05/2015		$94	MXN	1,375	0	(4)
CBK	04/2015	AUD	1,786		$1,407	47	0
	04/2015	BRL	326		102	0	(1)
	04/2015	CLP	81,347		131	1	0
	04/2015		$1,387	AUD	1,786	0	(27)
	04/2015		102	BRL	326	0	0
	04/2015		265	SGD	353	0	(9)
	05/2015	EUR	1,296		$1,425	30	0
	05/2015	MXN	7,211		481	9	0
	05/2015		$1,405	AUD	1,786	0	(47)
	05/2015		93	EUR	87	0	0
	07/2015	BRL	2,400		$871	139	0
	08/2015		$256	DKK	1,670	0	(15)
	08/2015		144	SEK	1,200	0	(5)
DUB	04/2015	GBP	1,027		$1,593	70	0
	04/2015	TRY	277		105	0	(1)
	05/2015	MXN	6,310		420	7	0
	05/2015		$1,809	KRW	1,994,603	0	(14)
	07/2015	BRL	4,706		$1,735	300	0
FBF	04/2015		1,867		570	0	(15)
	04/2015		$582	BRL	1,867	3	0
	05/2015	KRW	983,441		$892	7	0
GLM	04/2015	BRL	725		227	0	0
	04/2015	CNY	595		96	0	(1)
	04/2015	GBP	1,078		1,643	44	0
	04/2015	HKD	388		50	0	0
	04/2015	IDR	731,470		57	2	0
	04/2015	INR	24,920		398	0	(2)
	04/2015		$226	BRL	725	1	0
	04/2015		142	GBP	95	0	(1)
	04/2015		245	JPY	29,500	2	(1)
	05/2015	EUR	7,361		$8,391	472	0
	05/2015	MXN	13,092		867	11	0
	05/2015		$225	BRL	725	0	0
	05/2015		1,922	CHF	1,771	0	(96)
	05/2015		1,752	EUR	1,554	2	(82)
	05/2015		395	INR	24,920	2	0
	08/2015		130	NOK	990	0	(7)
HUS	04/2015	HKD	12,161		$1,569	0	0
	04/2015		$373	HKD	2,892	0	0
	05/2015	MXN	2,098		$140	2	0
	05/2015	TWD	17,146		543	0	(6)
	05/2015		$275	MXN	4,147	0	(4)
	05/2015		218	TWD	6,918	4	0
JPM	04/2015	BRL	6,924		$2,154	0	(15)
	04/2015	HUF	2,862		10	0	0
	04/2015	INR	64,445		1,028	0	(6)
	04/2015	PEN	217		73	3	0
	04/2015		$2,394	BRL	6,924	0	(224)
	04/2015		2,595	INR	165,300	57	0
	04/2015		965	MXN	14,195	0	(35)
	04/2015		70	PEN	217	0	0
	05/2015	EUR	176		$188	0	(2)
	05/2015	KRW	654,212		587	0	(2)
	05/2015	THB	4,717		143	0	(2)
	05/2015		$1,895	BRL	6,144	14	0
	07/2015	PLN	392		$104	1	0
	04/2016	BRL	6,439		2,010	192	0
MSB	04/2015		395		123	0	(1)
	04/2015	RUB	13,376		198	0	(30)
	04/2015		$121	BRL	395	3	0
	04/2015		2,608	GBP	1,730	0	(42)
	04/2015		225	RUB	13,376	4	0
	05/2015	MXN	11,064		$732	8	0
	05/2015	RUB	13,376		222	0	(4)
NGF	05/2015		$1,920	MXN	29,350	1	(1)
RBC	04/2015		1,906	CAD	2,376	0	(30)
SOG	04/2015	CAD	2,376		$1,898	22	0
	05/2015		$1,897	CAD	2,376	0	(22)
UAG	04/2015	INR	44,702		$713	0	(4)
	04/2015		$100	JPY	12,000	0	0
	05/2015	IDR	764,671		$59	2	0
	05/2015	KRW	265,946		241	2	0
	05/2015	MXN	19,588		1,335	54	0
	05/2015		$836	EUR	744	0	(35)
	06/2015		703	INR	44,702	5	0

Total Forward Foreign Currency Contracts						$1,670	$(957)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC USD versus KRW	KRW	1,135.000	05/07/2015	$1,920	$11	$10

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$16
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	1,000	43	1
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	1,900	75	27
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	4,000	7	5
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,600	76	20
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	500	21	7
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	1,100	154	114

							$425	$190

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,275.000	12/20/2019	EUR	57	$192	$390
	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019		0	130	194
JPM	Call - OTC EURO STOXX 50 Index	3,400.000	12/20/2019		1	171	358

						$493	$942

Options on Indices

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 05/01/2045	$111.750	05/06/2015	$3,000	$0	$0

Total Purchased Options					$929	$1,142

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$500	$(1)	$0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	300	0	0

						$(1)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD		$1.099	04/01/2015	EUR	810	$(4)	$(19)
	Put - OTC EUR versus USD		1.082	04/07/2015		240	(1)	(3)
	Put - OTC EUR versus USD		1.035	04/16/2015		857	(6)	(2)
	Put - OTC EUR versus USD		1.090	04/28/2015		600	(7)	(14)
BRC	Put - OTC EUR versus USD		1.090	04/01/2015		800	(4)	(12)
DUB	Put - OTC EUR versus USD		1.034	04/16/2015		780	(6)	(1)
	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$360	(9)	(66)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016		1,900	(80)	(73)
JPM	Put - OTC USD versus KRW	KRW	1,080.000	05/07/2015		1,920	(10)	(5)
UAG	Put - OTC USD versus INR	INR	61.850	05/07/2015		1,920	(9)	(6)
	Call - OTC USD versus INR		64.400	05/07/2015		1,920	(7)	(3)

							$(143)	$(204)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$100	$(1)	$0
	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	1,000	(11)	(14)

						$(12)	$(14)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	$4,000	$(3)	$(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	4,000	(4)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	4,600	(153)	(115)

							$(160)	$(119)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC WTI Crude May Futures †	$62.000	05/14/2015	$12	$(10)	$(14)
SOG	Put - OTC Natural Gas Swap May Futures †	2.400	04/27/2015	50	(1)	(1)
	Call - OTC Natural Gas Swap May Futures †	3.050	04/27/2015	50	(4)	(1)

					$(15)	$(16)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC Ibovespa Brasil Sao Paulo Stock Exchange Index	46,200.000	04/15/2015	BRL	5	$(20)	$(1)
FBF	Put - OTC EURO STOXX 50 Index	2,200.000	12/20/2019	EUR	57	(197)	(104)
	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019		0	(128)	(79)
JPM	Put - OTC EURO STOXX 50 Index	2,100.000	12/20/2019		57	(179)	(90)

						$(524)	$(274)

Total Written Options						$(855)	$(627)

Swap Agreements:

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Italy Government International Bond	1.000%	12/20/2016	0.500%	$200	$(1)	$3	$2	$0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.392%	100	(2)	4	2	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.369%	300	(7)	2	0	(5)
DUB	Indonesia Government International Bond	1.000%	12/20/2019	1.369%	500	(11)	3	0	(8)
	Italy Government International Bond	1.000%	12/20/2016	0.500%	200	(1)	3	2	0
	Spain Government International Bond	1.000%	12/20/2016	0.400%	200	0	2	2	0
MYC	Spain Government International Bond	1.000%	12/20/2016	0.400%	200	0	2	2	0

						$(22)	$19	$10	$(13)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	100	$(2)	$16	$14	$0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	300	2	1	3	0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	600	0	1	1	0
CBK	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	2,800	(1)	130	129	0
DUB	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015		$800	0	(3)	0	(3)
	Pay	3-Month USD-CPURNSA Index	1.485%	11/19/2016		3,600	0	(70)	0	(70)
	Pay	3-Month USD-CPURNSA Index	1.480%	11/20/2016		900	0	(17)	0	(17)
	Pay	3-Month USD-CPURNSA Index	1.473%	11/21/2016		700	0	(13)	0	(13)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	33,000	(7)	36	29	0
FBF	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	400	(12)	65	53	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		100	0	17	17	0
GLM	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	1,700	12	3	15	0
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019	EUR	3,000	4	(18)	0	(14)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		2,500	5	(5)	0	0
HUS	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	100	0	0	0	0
MYC	Receive	1-Year BRL-CDI	11.680%	01/04/2021		1,200	11	(1)	10	0
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	700	0	(4)	0	(4)
RYL	Pay	3-Month USD-CPURNSA Index	1.550%	11/05/2016		$1,200	0	(25)	0	(25)
UAG	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	600	0	(4)	0	(4)

							$12	$109	$271	$(150)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
FBF	Receive	IOS.FN.300.12 Index	N/A	0.000%	01/12/2043	$1,002	$(9)	$0	$(9)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.600%	04/21/2015	$0	$0	$0	$0	$0
	Pay	EUR versus USD 01-Month ATM Implied Volatility	12.025%	04/16/2015	0	0	(1)	0	(1)
	Pay	EUR versus USD 01-Month ATM Implied Volatility	12.450%	04/21/2015	1	0	(1)	0	(1)
FBF	Pay	S&P 500 Index †(5)	2.176%	04/09/2015	339	0	0	0	0
GST	Pay	S&P 500 Index (5)	7.156%	12/18/2015	224	0	12	12	0
MSB	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.800%	04/21/2015	0	0	0	0	0
SOG	Pay	Nikkei 225 Index (5)	0.000%	12/09/2016	705,651	0	(17)	0	(17)
	Pay	S&P 500 Index (5)	1.716%	04/02/2015	763	0	(3)	0	(3)
	Pay	S&P 500 Index †(5)	1.850%	04/06/2015	735	0	(2)	0	(2)
	Pay	S&P 500 Index †(5)	2.250%	04/09/2015	333	0	0	0	0

						$0	$(12)	$12	$(24)

Total Swap Agreements						$(10)	$107	$293	$(196)

(5)	Variance Swaps

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,184	$0	$8,184
Industrials	0	1,936	0	1,936
Utilities	0	538	0	538
U.S. Treasury Obligations	0	17,448	0	17,448
Mortgage-Backed Securities	0	42	0	42
Asset-Backed Securities	0	95	0	95
Sovereign Issues	0	9,212	0	9,212
Common Stocks
Consumer Discretionary	1,533	0	0	1,533
Consumer Staples	220	0	0	220
Energy	749	0	0	749
Financials	1,730	0	0	1,730
Health Care	1,341	0	0	1,341
Industrials	870	0	0	870
Information Technology	560	0	0	560
Materials	541	0	0	541
Exchange-Traded Funds	3,260	0	0	3,260
Short-Term Instruments
Repurchase Agreements	0	6,449	0	6,449
	$10,804	$43,904	$0	$54,708

Investments in Affiliates, at Value
Mutual Funds	34,381	0	0	34,381
Exchange-Traded Funds	1,443	0	0	1,443
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,336	0	0	4,336

	$40,160	$0	$0	$40,160

Total Investments	$50,964	$43,904	$0	$94,868

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,051)	$0	$(1,051)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	253	167	0	420
Over the counter	0	3,105	0	3,105
	$253	$3,272	$0	$3,525

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(337)	(150)	0	(487)
Over the counter	0	(1,749)	(31)	(1,780)

	$(337)	$(1,899)	$(31)	$(2,267)

Totals	$50,880	$44,226	$(31)	$95,075

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 63.9%
CORPORATE BONDS & NOTES 10.5%
BANKING & FINANCE 8.6%
Ally Financial, Inc.
2.750% due 01/30/2017		$4,400	$4,395
4.625% due 06/26/2015		1,100	1,107
5.500% due 02/15/2017		1,600	1,668
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	1,300	1,630
Banco Santander S.A.
6.250% due 09/11/2021 (d)		9,500	10,285
Bankia S.A.
0.255% due 01/25/2016		200	215
3.500% due 01/17/2019		2,700	3,164
4.375% due 02/14/2017		300	345
Barclays Bank PLC
7.625% due 11/21/2022		$8,300	9,732
7.750% due 04/10/2023		1,400	1,554
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	400	445
8.000% due 12/15/2020 (d)		2,300	2,761
BPCE S.A.
4.625% due 07/11/2024		$5,100	5,243
Caifu Holdings Ltd.
8.750% due 01/24/2020		1,600	1,453
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	200	227
7.875% due 01/23/2024 (d)		$2,500	2,652
Credit Suisse AG
6.500% due 08/08/2023		3,400	3,891
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,334
3.500% due 07/10/2019		2,500	2,569
4.750% due 08/15/2017		800	846
International Lease Finance Corp.
5.750% due 05/15/2016		675	702
8.625% due 09/15/2015		1,600	1,648
8.750% due 03/15/2017		6,100	6,756
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	1,900	3,011
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	100	93
Navient Corp.
6.250% due 01/25/2016		$1,329	1,371
Rabobank Group
8.375% due 07/26/2016 (d)		2,300	2,458
8.400% due 06/29/2017 (d)		2,200	2,442
Shimao Property Holdings Ltd.
6.625% due 01/14/2020		1,600	1,616
Springleaf Finance Corp.
5.400% due 12/01/2015		200	204
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	1,800	1,979
8.000% due 06/03/2024 (d)(g)		$3,160	3,271

			83,067

INDUSTRIALS 1.9%
Country Garden Holdings Co. Ltd.
7.500% due 01/10/2023		1,600	1,556
DISH DBS Corp.
7.125% due 02/01/2016		1,900	1,978
7.750% due 05/31/2015		200	202
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,700	2,785
KWG Property Holding Ltd.
8.625% due 02/05/2020		$3,000	2,895
Longfor Properties Co. Ltd.
6.750% due 01/29/2023		3,100	3,064
MGM Resorts International
6.625% due 07/15/2015		300	303
7.500% due 06/01/2016		900	948
7.625% due 01/15/2017		700	752
10.000% due 11/01/2016		100	111
Oceanwide Real Estate International Holdings Co. Ltd.
11.750% due 09/08/2019		1,500	1,500

Sunac China Holdings Ltd.
8.750% due 12/05/2019		3,000	2,828

			18,922

Total Corporate Bonds & Notes (Cost $103,377)			101,989

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
3.000% due 05/01/2045		7,000	7,141
Freddie Mac
0.420% due 09/18/2015 (j)		328	328

Total U.S. Government Agencies (Cost $7,407)			7,469

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Bonds
2.500% due 02/15/2045		4,100	4,065
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2019 (g)		33,717	34,394
0.125% due 07/15/2022 (g)		1,220	1,235
0.500% due 04/15/2015		324	324
0.625% due 07/15/2021 (g)		36,402	38,205
0.625% due 02/15/2043 (g)(j)		2,745	2,701
0.750% due 02/15/2042 (g)		4,810	4,882
1.375% due 02/15/2044 (g)		14,542	17,153
1.875% due 07/15/2019 (j)		657	725
2.125% due 02/15/2040 (g)(j)(l)		6,748	9,035
2.125% due 02/15/2041 (g)(j)		7,898	10,679
2.375% due 01/15/2025 (j)		5,977	7,257
U.S. Treasury Notes
1.625% due 04/30/2019 (g)(j)(l)		30,200	30,698
2.125% due 12/31/2021 (i)(j)(l)		40,800	41,954
2.750% due 02/15/2024 (g)(j)(l)		2,400	2,572

Total U.S. Treasury Obligations (Cost $201,036)			205,879

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Assets Trust
0.364% due 09/25/2046		1,621	1,223
Grifonas Finance PLC
0.394% due 08/28/2039	EUR	917	680
Residential Accredit Loans, Inc. Trust
0.354% due 06/25/2046		$364	164
Structured Adjustable Rate Mortgage Loan Trust
5.008% due 01/25/2036 ^		1,424	1,046

Total Mortgage-Backed Securities (Cost $2,958)			3,113

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.324% due 07/25/2036		1,191	1,075

Total Asset-Backed Securities (Cost $945)			1,075

SOVEREIGN ISSUES 11.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	158
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	14,393	2,259
France Government Bond
0.250% due 07/25/2018 (c)	EUR	19,004	21,494
Hellenic Republic Government Bond
4.750% due 04/17/2019		700	500
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	55,014	3,964
4.500% due 12/04/2025 (c)		20,986	1,575
New Zealand Government Bond
2.000% due 09/20/2025	NZD	7,067	5,424
3.000% due 09/20/2030		1,227	1,066
Province of Ontario
3.450% due 06/02/2045	CAD	4,300	3,822
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	4,855	5,512
Slovenia Government International Bond
5.250% due 02/18/2024		$1,800	2,075
5.850% due 05/10/2023		2,400	2,850
Spain Government International Bond
3.800% due 04/30/2024 (g)	EUR	2,700	3,567
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	31,193	51,376
0.125% due 03/22/2058 (c)		2,047	4,645

Total Sovereign Issues (Cost $115,152)			110,287

	SHARES
COMMON STOCKS 9.2%
CONSUMER DISCRETIONARY 1.9%
Christian Dior SE	3,991	754
Luxottica Group SpA	11,970	761
LVMH Moet Hennessy Louis Vuitton SE	4,418	780
Orbitz Worldwide, Inc. (a)(i)	598,979	6,984
Pirelli & C. SpA	47,605	791
Reed Elsevier NV	27,659	690
SFX Entertainment, Inc. (a)	12,011	49
TRW Automotive Holdings Corp. (a)(i)	67,230	7,049

		17,858

CONSUMER STAPLES 0.2%
Anheuser-Busch InBev NV	5,981	732
Delhaize Group S.A.	8,945	805
Unilever NV - Dutch Certificate	17,184	719

		2,256

ENERGY 0.9%
Dresser-Rand Group, Inc. (a)	85,822	6,896
Eni SpA	38,173	662
Tenaris S.A.	45,893	644
Total S.A.	12,515	623

		8,825

FINANCIALS 2.5%
Barclays PLC	2,193,960	7,895
Intesa Sanpaolo SpA	2,703,264	9,203
Lloyds Banking Group PLC (a)	6,307,095	7,324

		24,422

HEALTH CARE 1.5%
Bayer AG	4,882	735
Catamaran Corp. (a)	80,634	4,801
Essilor International S.A.	6,062	696
Fresenius Medical Care AG & Co. KGaA	9,131	761
Grifols S.A.	16,429	706
Hospira, Inc. (a)	72,108	6,334
Sanofi	7,135	705

		14,738

INDUSTRIALS 1.0%
Airbus Group NV	12,895	838
Kone OYJ ‘B’	14,054	624
Koninklijke Philips Electronics NV	23,515	668
Metso OYJ	22,344	653
Polypore International, Inc. (a)	110,968	6,536
Vallourec S.A.	26,881	657

		9,976

INFORMATION TECHNOLOGY 0.6%
Aruba Networks, Inc. (a)	145,078	3,553
ASML Holding NV	6,365	648
Dassault Systemes	11,058	751
STMicroelectronics NV	85,424	799

		5,751

MATERIALS 0.6%
Koninklijke DSM NV	11,844	662
Lafarge S.A.	9,319	605
Sigma-Aldrich Corp.	25,668	3,548

Solvay S.A.	5,121	741

		5,556

Total Common Stocks (Cost $89,821)		89,382

EXCHANGE-TRADED FUNDS 3.9%
iShares MSCI EAFE ETF	229,737	14,742
iShares MSCI Emerging Markets ETF	214,185	8,595
Vanguard FTSE Emerging Markets ETF	369,967	15,121

Total Exchange-Traded Funds (Cost $38,609)		38,458

SHORT-TERM INSTRUMENTS 6.4%
REPURCHASE AGREEMENTS (f) 3.3%		31,783

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.045% due 04/06/2015 - 04/08/2015	$3,600	3,600
0.118% due 05/19/2015	200	200
Freddie Mac
0.070% due 04/09/2015 - 04/10/2015	500	500
0.075% due 05/05/2015	1,000	1,000
0.130% due 06/09/2015	1,800	1,799

		7,099

U.S. TREASURY BILLS 2.4%
0.016% due 04/09/2015 - 06/11/2015 (b)(g)(j)(l)†	23,167	23,167

Total Short-Term Instruments (Cost $62,049)		62,049

Total Investments in Securities (Cost $621,354)		619,701

	SHARES
INVESTMENTS IN AFFILIATES 48.6%
MUTUAL FUNDS (e) 41.4%
PIMCO Emerging Markets Corporate Bond Fund	1,904,591	20,037
PIMCO EqS Pathfinder Fund®	3,022,194	28,983
PIMCO EqS® Emerging Markets Fund	2,177,449	18,900
PIMCO Income Fund	12,903,806	160,007
PIMCO Mortgage Opportunities Fund	2,687,906	29,970
PIMCO StocksPLUS® Fund	9,193,301	87,888
PIMCO TRENDS Managed Futures Strategy Fund	4,912,346	54,920

Total Mutual Funds (Cost $399,564)		400,705

EXCHANGE-TRADED FUNDS 2.5%
PIMCO Diversified Income Active Exchange-Traded Fund	285,800	14,176
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	224,100	9,717

Total Exchange-Traded Funds (Cost $25,084)		23,893

SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio	1,429	14
PIMCO Short-Term Floating NAV Portfolio III	4,551,572	45,138

Total Short-Term Instruments (Cost $45,146)		45,152

Total Investments in Affiliates (Cost $469,794)		469,750

Total Investments 112.5% (Cost $1,091,148)		$1,089,451
Financial Derivative Instruments (h)(k) 1.8% (Cost or Premiums, net $6,597)		16,723
Other Assets and Liabilities, net (14.3%)		(138,088)

Net Assets 100.0%		$968,086

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.250%	03/31/2015	04/01/2015	$1,900	U.S. Treasury Notes 2.125% due 09/30/2021	$(1,940)	$1,900	$1,900
DEU	0.200% †	03/31/2015	04/01/2015	9,500	U.S. Treasury Bonds 3.375% - 3.625% due 08/15/2043 - 05/15/2044	(5,316)	9,500	9,500
					U.S. Treasury Bonds 3.375% - 3.625% due 08/15/2043 - 05/15/2044	(4,396)
FOB	0.300% †	03/31/2015	04/01/2015	600	U.S. Treasury Notes 0.875% due 02/28/2017	(307)	600	600
					U.S. Treasury Notes 0.875% due 02/28/2017	(307)
JPS	0.300% †	03/31/2015	04/01/2015	6,800	U.S. Treasury Notes 0.250% due 07/15/2015	(1,942)	6,800	6,800
					U.S. Treasury Notes 0.250% due 07/15/2015	(5,009)
MSC	0.250% †	03/31/2015	04/01/2015	4,900	U.S. Treasury Bonds 4.625% due 02/15/2040	(5,013)	4,900	4,900
SAL	0.250% †	03/31/2015	04/01/2015	4,900	U.S. Treasury Notes 2.000% due 08/31/2021	(5,002)	4,900	4,900
SSB	0.000%	03/31/2015	04/01/2015	3,183	Freddie Mac 2.080% due 10/17/2022	(3,249)	3,183	3,183

Total Repurchase Agreements						$(32,481)	$31,783	$31,783

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.250%)	03/25/2015	03/24/2017	(806)	$(806)
	1.250%	03/25/2015	04/02/2015	(806)	(806)
BSN	0.230%	02/24/2015	04/09/2015	(15,103)	(15,106)
	0.230%	03/09/2015	04/09/2015	(54,590)	(54,598)
	0.230%	03/27/2015	04/09/2015	(34,180)	(34,181)
IND	0.200%	02/23/2015	04/23/2015	(433)	(433)
	0.210%	02/20/2015	04/07/2015	(1,296)	(1,296)
JML	(1.500%)	03/24/2015	03/20/2017	(2,648)	(2,647)

Total Reverse Repurchase Agreements					$(109,873)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.072%	02/05/2015	05/07/2015	EUR	(17,259)	$(18,048)
MSC	0.240%	03/09/2015	04/09/2015		$(7,805)	(7,809)

Total Sale-Buyback Transactions						$(25,857)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $174,701 at a weighted average interest rate of 0.187%.
(3)	Payable for sale-buyback transactions includes $61 of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	04/01/2045	$1,000	$(1,045)	$(1,051)

Total Short Sales				$(1,045)	$(1,051)

(g)	Securities with an aggregate market value of $137,634 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Crude European Style December Futures †	$75.000	11/17/2015	292	$899	$271

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - EUREX EURO STOXX 50 Index	3,000.000	06/19/2015	1,034	$714	$162
Call - EUREX EURO STOXX 50 Index	3,600.000	06/19/2015	611	651	984
Call - EUREX EURO STOXX 50 Index	3,400.000	12/20/2019	775	2,762	4,860

				$4,127	$6,006

Total Purchased Options				$5,026	$6,277

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style June Futures †	$65.000	05/14/2015	292	$(664)	$(47)
Put - NYMEX Natural Gas May Futures †	2,350.000	04/27/2015	22	(7)	(4)
Put - NYMEX Natural Gas May Futures †	2,400.000	04/27/2015	170	(32)	(44)
Call - NYMEX Natural Gas May Futures †	3,000.000	04/27/2015	22	(13)	(4)
Call - NYMEX Natural Gas May Futures †	3,050.000	04/27/2015	170	(132)	(22)
Call - NYMEX WTI Crude May Futures †	52.000	04/16/2015	33	(24)	(17)

				$(872)	$(138)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$38.000	05/15/2015	2,418	$(82)	$(86)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,000.000	04/17/2015	48	$(60)	$(38)
Put - CBOE S&P 500 Index	1,900.000	06/19/2015	192	(668)	(387)
Put - EUREX EURO STOXX 50 Index	3,450.000	06/19/2015	611	(679)	(468)
Put - EUREX EURO STOXX 50 Index	2,100.000	12/20/2019	775	(1,875)	(1,210)

				$(3,282)	$(2,103)

Total Written Options				$(4,236)	$(2,327)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	1,464	$15	$0	$(45)
90-Day Eurodollar June Futures	Short	06/2015	522	(108)	0	(7)
90-Day Eurodollar June Futures	Short	06/2016	416	(237)	0	(36)
90-Day Eurodollar March Futures	Short	03/2016	754	(441)	0	(47)
90-Day Eurodollar September Futures	Short	09/2015	339	(135)	0	(9)
90-Day Eurodollar September Futures	Short	09/2016	223	(242)	0	(22)
Aluminum July Futures †	Short	07/2015	35	(8)	0	0
Arabica Coffee July Futures †	Short	07/2015	6	8	0	(1)
Brent Crude August Futures †	Short	07/2015	16	10	16	0
Brent Crude September Futures †	Long	08/2015	6	(30)	0	(6)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	753	(31)	35	(32)
Call Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	108	14	2	(2)
Call Options Strike @ USD 60.000 on Brent Crude May Futures †	Short	04/2015	34	14	9	0
Cocoa September Futures †	Long	09/2015	31	(25)	1	0
Copper July Futures †	Long	07/2015	16	(34)	0	0
Corn July Futures †	Short	07/2015	58	29	53	0
Cotton No. 2 May Futures †	Short	05/2015	68	(6)	0	(20)
DAX Index June Futures	Long	06/2015	47	226	290	(136)
E-mini S&P 500 Index June Futures	Long	06/2015	1,618	482	0	(1,197)
EURO STOXX 50 June Futures	Long	06/2015	622	466	368	(194)
Euro-Bund 10-Year Bond June Futures	Long	06/2015	479	331	144	(31)
Euro-Bund 10-Year Bond May Futures	Short	05/2015	267	17	9	0
FTSE 100 Index June Futures	Long	06/2015	226	112	154	(384)
Gas Oil July Futures †	Long	07/2015	6	7	0	0
Gold 100 oz. August Futures †	Long	08/2015	1	3	0	0
Hang Seng China Enterprises Index April Futures	Long	04/2015	317	462	554	(94)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	61	(163)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	66	(163)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	66	(118)	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	58	(129)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	66	(145)	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	66	(164)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	61	(158)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	66	(155)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	66	(176)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	61	(136)	0	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	66	(160)	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	61	(152)	0	0
JPX Nikkei Index 400 June Futures	Long	06/2015	5,774	802	313	(843)
Natural Gas January Futures †	Long	12/2015	12	(30)	1	0
Natural Gas July Futures †	Short	06/2015	26	47	1	0
Natural Gas October Futures †	Short	09/2015	12	23	0	0
New York Harbor ULSD July Futures †	Long	06/2015	5	(12)	0	(4)
Nickel July Futures †	Long	07/2015	6	(47)	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	709	116	31	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2015	7	2	0	0
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	108	18	6	0
S&P CNX Nifty Index April Futures	Long	04/2015	496	(123)	0	(25)
Silver July Futures †	Short	07/2015	5	(26)	2	0
Soybean July Futures †	Long	07/2015	6	3	2	0
Sugar No. 11 July Futures †	Short	06/2015	90	166	10	0
U.S. Treasury 5-Year Note June Futures	Short	06/2015	68	(101)	0	(14)
U.S. Treasury 10-Year Note June Futures	Long	06/2015	1,384	630	433	0
United Kingdom Long Gilt June Futures	Short	06/2015	291	(874)	134	(8)
Wheat July Futures †	Short	07/2015	22	(13)	21	0
WTI Crude December Futures †	Short	11/2015	175	994	161	0
WTI Crude December Futures †	Long	11/2016	175	(767)	0	(89)
WTI Crude July Futures †	Short	06/2015	19	46	20	0
WTI Crude September Futures †	Short	08/2015	6	23	6	0

Total Futures Contracts				$(43)	$2,779	$(3,246)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	(1.000%	)	06/20/2020	EUR	93,600	$(2,286)	$(5)	$3	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.250%	09/18/2017	CAD	7,700	$(40)	$(1)	$1	$0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		3,950	(788)	(650)	16	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		$59,500	(3,239)	(3,001)	0	(123)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		32,500	(1,994)	(610)	0	(68)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		8,000	2,047	1,437	9	0
Pay	3-Month USD-LIBOR	3.250%	06/17/2045		8,100	1,505	19	8	0
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025	EUR	162,600	(2,665)	209	0	(581)
Pay	6-Month EUR-EURIBOR	2.000%	03/18/2045		15,250	5,466	1,942	357	0
Pay	6-Month EUR-EURIBOR	1.250%	09/16/2045		8,500	1,107	829	187	0
Receive	6-Month GBP-LIBOR	1.250%	06/17/2017	GBP	58,600	(549)	(90)	4	0
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045		8,810	(96)	(67)	42	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	1,840,000	(673)	(248)	18	0
Receive	28-Day MXN-TIIE	4.035%	02/03/2017	MXN	816,900	150	(40)	0	(20)
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		224,000	89	198	33	0

						$320	$(73)	$675	$(792)

Total Swap Agreements						$(1,966)	$(78)	$678	$(792)

(4)	Unsettled variation margin liability of $(30) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $22,094 have been pledged as collateral as of March 31, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $23,863 and cash of $3,908 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$73,864	GBP	49,757	$0	$(55)
	05/2015	GBP	49,757		$73,850	56	0
BOA	04/2015		18,191		27,717	733	0
	04/2015	JPY	5,536,145		46,316	156	0
	04/2015	NZD	1,242		933	5	0
	04/2015		$2,827	GBP	1,844	0	(91)
	04/2015		2,097	HKD	16,267	1	0
	04/2015		55,886	JPY	6,674,545	0	(235)
	04/2015		9,600	NZD	12,551	0	(216)
	04/2015		1,747	ZAR	20,547	0	(61)
	05/2015	EUR	2,485		$2,749	76	0
	05/2015	KRW	2,680,789		2,406	0	(7)
	05/2015	NZD	12,551		9,568	216	0
	05/2015		$14,839	EUR	13,500	0	(314)
	05/2015		46,335	JPY	5,536,145	0	(153)
	05/2015		137	MXN	2,009	0	(5)
	07/2015	PLN	3,570		$950	12	0
	07/2015		$6,740	BRL	18,639	0	(1,057)
	08/2015		6,169	SEK	51,475	0	(178)
BPS	04/2015	BRL	16,290		$5,078	0	(26)
	04/2015	JPY	1,856,879		15,436	9	(56)
	04/2015	PEN	4,907		1,585	0	0
	04/2015		$6,227	BRL	20,099	138	(71)
	04/2015		1,581	CLP	986,936	0	(2)
	04/2015		1,313	MXN	19,893	0	(10)
	04/2015		745	NOK	5,778	0	(28)
	04/2015		3,308	NZD	4,368	0	(46)
	04/2015		1,602	PEN	4,907	0	(17)
	04/2015	ZAR	8,272		$702	23	0
	06/2015	COP	2,762,803		1,200	145	0
	09/2015	PEN	4,907		1,566	24	0
BRC	04/2015	BRL	10,478		3,629	346	0
	04/2015	INR	173,316		2,741	0	(40)
	04/2015	MYR	7,945		2,173	32	0
	04/2015		$3,266	BRL	10,478	17	0
	04/2015	ZAR	60,285		$5,150	202	0
	05/2015	MXN	11,305		760	20	0
	05/2015	PHP	24,581		547	0	(2)
	05/2015	TWD	36,849		1,171	0	(9)
CBK	04/2015	AUD	17,430		13,703	427	0
	04/2015	BRL	826		257	0	(1)
	04/2015	CAD	2,289		1,831	23	0
	04/2015	CLP	1,719,439		2,769	19	0
	04/2015	PLN	118		31	0	0
	04/2015		$16,913	AUD	21,739	0	(358)
	04/2015		259	BRL	826	0	0
	04/2015		2,793	CAD	3,498	0	(31)
	04/2015		9,898	GBP	6,573	0	(148)
	04/2015		2,315	HKD	17,961	2	0
	04/2015		31,824	INR	1,980,669	6	(46)
	05/2015	CHF	3,193		$3,253	0	(38)
	05/2015	EUR	13,434		14,755	301	0
	05/2015	MXN	82,225		5,480	100	0
	05/2015		$12,218	AUD	15,536	0	(408)
	05/2015		1,795	EUR	1,632	2	(41)
	05/2015		433	MXN	6,677	5	(2)
	08/2015		1,104	DKK	7,195	0	(64)
	08/2015		1,061	SEK	8,820	0	(35)
DUB	04/2015	TRY	3,926		$1,484	0	(15)
	05/2015	MXN	61,747		4,110	70	0
	05/2015		$22,041	KRW	24,302,407	0	(166)
	07/2015	PLN	1,167		$310	4	0
	09/2015		$1,547	CNY	9,400	0	(37)
FBF	04/2015	BRL	19,257		$5,880	0	(154)
	04/2015		$6,003	BRL	19,257	31	0
	04/2015		1,143	NZD	1,554	19	0
	05/2015	KRW	12,967,613		$11,764	91	0
GLM	04/2015	BRL	6,808		2,131	0	(2)
	04/2015	EUR	2,722		3,032	105	0
	04/2015	GBP	15,137		23,079	625	0
	04/2015	IDR	8,792,732		688	18	0
	04/2015	ILS	4,444		1,127	10	0
	04/2015	INR	189,895		3,032	0	(15)
	04/2015		$2,122	BRL	6,808	11	0
	04/2015		3,391	JPY	406,100	11	(16)
	05/2015	EUR	124,541		$141,341	7,416	(71)
	05/2015	MXN	148,165		9,810	115	0
	05/2015		$2,113	BRL	6,808	2	0
	05/2015		23,627	CHF	21,773	0	(1,186)
	05/2015		49,978	EUR	44,234	14	(2,400)
	05/2015		3,013	INR	189,895	15	0
	06/2015		1,127	ILS	4,444	0	(10)
	07/2015	BRL	3,618		$1,319	216	0
	08/2015	NOK	13,755		1,805	103	0
	08/2015		$2,690	NOK	20,665	0	(132)
HUS	04/2015	CAD	257		$203	0	0
	04/2015	HKD	174,566		22,517	2	(1)
	04/2015		$4,729	HKD	36,667	0	0
	04/2015		1,129	ILS	4,444	0	(12)
	05/2015	MXN	29,024		$1,928	29	0
	05/2015	TWD	213,064		6,747	0	(76)
	05/2015		$2,122	MXN	31,962	0	(30)
	05/2015		2,563	TWD	81,334	41	0
JPM	04/2015	BRL	20,126		$6,267	0	(39)
	04/2015	CAD	3,637		2,890	18	0
	04/2015	CHF	616		642	8	0
	04/2015	CZK	3,285		137	9	0
	04/2015	HUF	52,212		188	1	0
	04/2015	INR	1,345,390		21,461	0	(129)
	04/2015	PEN	4,907		1,642	57	0
	04/2015		$6,881	BRL	20,126	0	(575)
	04/2015		12,500	MXN	183,954	0	(454)
	04/2015		1,585	PEN	4,907	0	0
	04/2015		432	RUB	27,411	37	0
	05/2015	EUR	9,263		$9,877	0	(90)
	05/2015	KRW	10,150,866		9,108	0	(29)
	05/2015	THB	78,363		2,378	0	(25)
	05/2015		$3,139	BRL	10,177	24	0
	06/2015		3,539	INR	224,331	15	0
	07/2015	BRL	61,163		$22,503	3,855	0
	04/2016		1,200		360	21	0
MSB	04/2015		10,304		3,212	0	(17)
	04/2015	GBP	23,002		35,431	1,310	0
	04/2015	RUB	185,843		2,755	0	(421)
	04/2015		$3,222	BRL	10,304	26	(19)
	04/2015		36,006	GBP	23,884	0	(578)
	04/2015		3,120	RUB	185,843	56	0
	05/2015	MXN	104,955		$6,944	77	0
	05/2015	RUB	185,843		3,082	0	(54)
	07/2015	PLN	2,143		575	12	0
NGF	05/2015		$19,970	MXN	305,271	15	(12)
RBC	04/2015	NZD	12,863		$9,550	0	(66)
	04/2015		$19,031	CAD	23,728	0	(297)
SCX	04/2015	CNY	11,620		$1,873	0	(17)
	05/2015	MXN	251,387		17,135	687	0
SOG	04/2015	CAD	17,545		14,017	165	0
	05/2015		$14,011	CAD	17,545	0	(164)
UAG	04/2015	INR	340,629		$5,433	0	(34)
	04/2015		$5,674	INR	353,939	6	(1)
	04/2015		3,403	SGD	4,579	0	(67)
	05/2015	CHF	446		$468	9	0
	05/2015	IDR	9,191,840		713	20	0
	05/2015	KRW	3,159,355		2,863	19	0
	05/2015		$24,587	EUR	21,879	0	(1,047)
	06/2015		5,359	INR	340,629	37	0

Total Forward Foreign Currency Contracts						$18,528	$(12,309)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC USD versus KRW	KRW	1,135.000	05/07/2015	$19,980	$109	$101

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$78,100	$1,353	$438
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	23,800	1,032	18
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	32,800	8	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	53,400	2,114	759
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	50,000	80	59
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	38,700	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	98,800	2,084	554
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	42,550	1,811	604
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	14,400	2,016	1,501

							$10,503	$3,933

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,275.000	12/20/2019	EUR	776	$2,612	$5,315
	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019		5	1,806	2,698

						$4,418	$8,013

Total Purchased Options						$15,030	$12,047

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$7,800	$(12)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD		$1.099	04/01/2015	EUR	10,050	$(49)	$(241)
	Put - OTC EUR versus USD		1.082	04/07/2015		2,690	(15)	(33)
	Put - OTC EUR versus USD		1.035	04/16/2015		3,558	(23)	(6)
	Put - OTC EUR versus USD		1.090	04/28/2015		18,500	(204)	(433)
BRC	Put - OTC EUR versus USD		1.090	04/01/2015		10,200	(56)	(155)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$5,660	(135)	(1,034)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016		19,600	(828)	(754)
JPM	Put - OTC USD versus KRW	KRW	1,080.000	05/07/2015		19,980	(109)	(51)
UAG	Put - OTC USD versus INR	INR	61.850	05/07/2015		19,980	(99)	(57)
	Call - OTC USD versus INR		64.400	05/07/2015		19,980	(73)	(36)

							$(1,591)	$(2,800)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$1,100	$(7)	$(3)
	Floor - OTC YOY CPURNSA Index	234.81	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	10,700	(121)	(150)

						$(128)	$(153)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	$50,000	$(30)	$(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	50,000	(50)	(35)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	60,500	(2,017)	(1,510)

							$(2,097)	$(1,563)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC WTI Crude May Futures †	$62.000	05/14/2015	$132	$(104)	$(156)
MAC	Call - OTC WTI Crude June Futures †	62.000	05/14/2015	108	(84)	(65)
SOG	Put - OTC Natural Gas Swap May Futures †	2.400	04/27/2015	1,260	(32)	(33)
	Call - OTC Natural Gas Swap May Futures †	3.050	04/27/2015	1,260	(91)	(17)

					$(311)	$(271)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC Ibovespa Brasil Sao Paulo Stock Exchange Index	46,200.000	04/15/2015	BRL	66	$(246)	$(9)
FBF	Put - OTC EURO STOXX 50 Index	2,200.000	12/20/2019	EUR	776	(2,692)	(1,420)
	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019		5	(1,779)	(1,094)

						$(4,717)	$(2,523)

Total Written Options						$(8,856)	$(7,310)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
MAC	Receive	CUAC 4Q15 Index †	$29.000	12/31/2015	1,644,000	$0	$63	$63	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	12/20/2016	0.500%	$4,000	$(21)	$57	$36	$0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.392%	7,200	(134)	254	120	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.369%	4,200	(101)	32	0	(69)
DUB	Indonesia Government International Bond	1.000%	12/20/2019	1.369%	6,200	(141)	41	0	(100)
	Italy Government International Bond	1.000%	12/20/2016	0.500%	4,000	(20)	56	36	0
	Spain Government International Bond	1.000%	12/20/2016	0.400%	4,000	(4)	47	43	0
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.119%	200	3	0	3	0
GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.119%	200	(7)	10	3	0
MYC	Spain Government International Bond	1.000%	12/20/2016	0.400%	5,400	(2)	60	58	0

						$(427)	$557	$299	$(169)

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	26,800	$188	$50	$238	$0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	8,600	5	19	24	0
BPS	Pay	1-Month GBP-UKRPI	3.125%	12/15/2024	GBP	800	0	40	40	0
	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$17,100	0	(360)	0	(360)
CBK	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	25,050	(11)	1,166	1,155	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		600	(20)	100	80	0
DUB	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015		$11,100	0	(43)	0	(43)
	Pay	3-Month USD-CPURNSA Index	1.485%	11/19/2016		6,700	0	(131)	0	(131)
	Pay	3-Month USD-CPURNSA Index	1.480%	11/20/2016		11,100	0	(215)	0	(215)
	Pay	3-Month USD-CPURNSA Index	1.473%	11/21/2016		9,500	0	(183)	0	(183)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	335,400	(45)	337	292	0
FBF	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	5,800	(171)	946	775	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		100	0	16	16	0
GLM	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	200	1	0	1	0
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019	EUR	20,600	43	(44)	0	(1)
HUS	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	5,800	2	14	16	0
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,400	(39)	226	187	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		300	(1)	50	49	0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	10,600	101	(7)	94	0
	Receive	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	5,900	3	(34)	0	(31)
UAG	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		32,400	4	(173)	0	(169)

							$60	$1,774	$2,967	$(1,133)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$12,697	$(119)	$0	$(119)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 1-Month ATM Implied Volatility	10.600%	04/21/2015	$1	$0	$0	$0	$0
	Pay	EUR versus USD 1-Month ATM Implied Volatility	12.025%	04/16/2015	4	0	(6)	0	(6)
	Pay	EUR versus USD 1-Month ATM Implied Volatility	12.450%	04/21/2015	8	0	(8)	0	(8)
FBF	Pay	S&P 500 Index (5)	2.176%	04/09/2015	2,373	0	(3)	0	(3)
GST	Pay	S&P 500 Index (5)	7.156%	12/18/2015	15,424	0	799	799	0
MSB	Pay	EUR versus CAD 1-Month ATM Implied Volatility	10.800%	04/21/2015	2	0	0	0	0
SOG	Pay	Nikkei 225 Index (5)	0.000%	12/09/2016	8,664,240	0	(206)	0	(206)
	Pay	S&P 500 Index (5)	1.716%	04/02/2015	8,779	0	(32)	0	(32)
	Pay	S&P 500 Index (5)	1.850%	04/06/2015	7,721	0	(23)	0	(23)
	Pay	S&P 500 Index (5)	2.250%	04/09/2015	3,667	0	(1)	0	(1)

						$0	$520	$799	$(279)

Total Swap Agreements						$(367)	$2,795	$4,128	$(1,700)

(5)	Variance Swaps.

(l)	Securities with an aggregate market value of $3,878 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83,067	$0	$83,067
Industrials	0	18,922	0	18,922
U.S. Government Agencies	0	7,469	0	7,469
U.S. Treasury Obligations	0	205,879	0	205,879
Mortgage-Backed Securities	0	3,113	0	3,113
Asset-Backed Securities	0	1,075	0	1,075
Sovereign Issues	0	110,287	0	110,287
Common Stocks
Consumer Discretionary	17,858	0	0	17,858
Consumer Staples	2,256	0	0	2,256
Energy	8,825	0	0	8,825
Financials	24,422	0	0	24,422
Health Care	14,738	0	0	14,738
Industrials	9,976	0	0	9,976
Information Technology	5,751	0	0	5,751
Materials	5,556	0	0	5,556
Exchange-Traded Funds	38,458	0	0	38,458
Short-Term Instruments
Repurchase Agreements	0	31,783	0	31,783
Short-Term Notes	0	7,099	0	7,099
U.S. Treasury Bills	0	23,167	0	23,167
	$127,840	$491,861	$0	$619,701

Investments in Affiliates, at Value
Mutual Funds	400,705	0	0	400,705
Exchange-Traded Funds	23,893	0	0	23,893
Short-Term Instruments
Central Funds Used for Cash Management Purposes	45,152	0	0	45,152

	$469,750	$0	$0	$469,750

Total Investments	$597,590	$491,861	$0	$1,089,451

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,051)	$0	$(1,051)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,050	6,684	0	9,734
Over the counter	0	34,703	0	34,703
	$3,050	$41,387	$0	$44,437

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,385)	(2,980)	0	(6,365)
Over the counter	0	(20,892)	(427)	(21,319)

	$(3,385)	$(23,872)	$(427)	$(27,684)

Totals	$597,255	$508,325	$(427)	$1,105,153

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.7%
BANK LOAN OBLIGATIONS 0.5%
MPH Acquisition Holdings LLC
3.750% due 03/31/2021		$660	$659
Rite Aid Corp.
TBD% due 02/10/2016		6,250	6,220

Total Bank Loan Obligations (Cost $6,877)			6,879

CORPORATE BONDS & NOTES 92.6%
BANKING & FINANCE 11.8%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,035
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,500	1,511
4.500% due 05/15/2021		3,000	3,127
5.000% due 10/01/2021		1,000	1,064
Ally Financial, Inc.
3.500% due 07/18/2016		1,000	1,015
4.125% due 03/30/2020		750	747
4.750% due 09/10/2018		1,000	1,031
5.125% due 09/30/2024		2,000	2,065
6.250% due 12/01/2017		2,500	2,669
7.500% due 09/15/2020		2,795	3,281
8.000% due 03/15/2020		1,607	1,920
8.000% due 11/01/2031		964	1,258
Argos Merger Sub, Inc.
7.125% due 03/15/2023		2,625	2,727
Bank of America Corp.
6.250% due 09/05/2024 (c)		2,000	2,047
Barclays Bank PLC
7.625% due 11/21/2022		1,000	1,173
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	2,000	2,401
8.250% due 12/15/2018 (c)		$750	805
CBRE Services, Inc.
5.000% due 03/15/2023		2,000	2,090
CIT Group, Inc.
4.250% due 08/15/2017		2,000	2,035
5.000% due 08/15/2022		8,000	8,230
5.250% due 03/15/2018		2,500	2,594
5.500% due 02/15/2019		2,000	2,085
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,537
Corrections Corp. of America
4.625% due 05/01/2023		2,000	2,010
Credit Agricole S.A.
6.625% due 09/23/2019 (c)		1,500	1,506
7.875% due 01/23/2024 (c)		5,500	5,840
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		3,500	3,449
7.500% due 12/11/2023 (c)		1,000	1,076
Crown Castle International Corp.
4.875% due 04/15/2022		1,500	1,561
5.250% due 01/15/2023		5,000	5,275
Denali Borrower LLC
5.625% due 10/15/2020		6,000	6,357
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	253
3.250% due 05/15/2018		2,000	2,042
4.250% due 05/15/2023		3,000	3,115
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		1,250	1,316
HSBC Holdings PLC
6.375% due 03/30/2025 (c)		2,500	2,562
HUB International Ltd.
7.875% due 10/01/2021		3,000	3,082
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,113
6.250% due 05/15/2019		2,000	2,190
8.750% due 03/15/2017		2,000	2,215
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,282
iStar Financial, Inc.
5.000% due 07/01/2019		1,500	1,506

Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,403
7.375% due 04/01/2020		2,000	1,950
LBG Capital PLC
7.625% due 10/14/2020	EUR	250	295
7.869% due 08/25/2020	GBP	600	904
9.125% due 07/15/2020		500	759
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		$7,500	7,987
Navient Corp.
4.875% due 06/17/2019		2,000	2,000
5.000% due 06/15/2018		450	451
5.000% due 10/26/2020		1,000	984
5.875% due 10/25/2024		2,500	2,344
6.125% due 03/25/2024		3,500	3,369
8.000% due 03/25/2020		1,000	1,115
8.450% due 06/15/2018		2,000	2,225
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		1,000	1,035
7.250% due 12/15/2021		1,500	1,560
Provident Funding Associates LP
6.750% due 06/15/2021		500	479
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,969
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		2,100	2,207
7.648% due 09/30/2031 (c)		1,000	1,265
Societe Generale S.A.
6.000% due 01/27/2020 (c)		1,500	1,427
7.875% due 12/18/2023 (c)		2,500	2,587
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		250	253
Springleaf Finance Corp.
6.900% due 12/15/2017		2,000	2,135
Standard Chartered PLC
6.500% due 04/02/2020 (a)(c)		1,500	1,515
UniCredit SpA
8.000% due 06/03/2024 (c)		2,860	2,960
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	1,000	1,563
Wells Fargo & Co.
5.875% due 06/15/2025 (c)		$1,250	1,325

			144,263

INDUSTRIALS 71.8%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023		1,000	1,023
Accudyne Industries Borrower
7.750% due 12/15/2020		3,000	2,692
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,068
6.125% due 09/15/2023		3,000	3,277
ADT Corp.
3.500% due 07/15/2022		3,500	3,194
4.125% due 06/15/2023		2,500	2,344
4.875% due 07/15/2042		1,000	804
6.250% due 10/15/2021		2,000	2,135
AECOM
5.750% due 10/15/2022		625	648
5.875% due 10/15/2024		1,000	1,053
Aguila S.A.
7.875% due 01/31/2018		2,500	2,506
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,000	1,055
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,078
Alcoa, Inc.
5.125% due 10/01/2024		1,500	1,608
Alere, Inc.
8.625% due 10/01/2018		1,500	1,564
Aleris International, Inc.
7.625% due 02/15/2018		2,000	2,047
7.875% due 11/01/2020		750	767
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,750	2,740
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,050
Alliance Data Systems Corp.
5.375% due 08/01/2022		750	750
6.375% due 04/01/2020		1,250	1,298
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		3,000	2,947
Altice Financing S.A.
6.625% due 02/15/2023		5,000	5,175

Altice Finco S.A.
7.625% due 02/15/2025		1,000	1,030
Altice S.A.
7.625% due 02/15/2025		3,000	3,021
7.750% due 05/15/2022		5,000	5,100
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	2,001
7.750% due 07/15/2021		600	654
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		2,000	2,030
Amsted Industries, Inc.
5.000% due 03/15/2022		2,000	2,020
5.375% due 09/15/2024		1,000	1,005
Anixter, Inc.
5.125% due 10/01/2021		500	516
Antero Resources Corp
5.375% due 11/01/2021		1,000	974
6.000% due 12/01/2020		1,000	1,006
Antero Resources Corp.
5.125% due 12/01/2022		2,000	1,930
Aramark Services, Inc.
5.750% due 03/15/2020		2,000	2,095
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,000	1,646
Ashland, Inc.
4.750% due 08/15/2022		$4,000	4,080
6.875% due 05/15/2043		1,250	1,356
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,070
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,316
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		1,000	1,080
Axiall Corp.
4.875% due 05/15/2023		1,000	996
B&G Foods, Inc.
4.625% due 06/01/2021		2,000	2,005
Baytex Energy Corp.
5.125% due 06/01/2021		750	692
5.625% due 06/01/2024		750	689
Belden, Inc.
5.250% due 07/15/2024		1,000	1,015
5.500% due 09/01/2022		2,000	2,060
Berry Plastics Corp.
9.750% due 01/15/2021		2,000	2,210
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016		1,500	1,508
Biomet, Inc.
6.500% due 08/01/2020		4,000	4,250
6.500% due 10/01/2020		5,000	5,262
BMC Software Finance, Inc.
8.125% due 07/15/2021		2,000	1,840
Boise Cascade Co.
6.375% due 11/01/2020		750	793
Bombardier, Inc.
7.500% due 03/15/2025		2,000	1,979
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,000	830
Brakes Capital
7.125% due 12/15/2018	GBP	750	1,138
Bristow Group, Inc.
6.250% due 10/15/2022		$400	382
Building Materials Corp. of America
5.375% due 11/15/2024		4,000	4,080
6.750% due 05/01/2021		2,000	2,130
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,288	1,356
Burger King WW, Inc.
6.000% due 04/01/2022		3,000	3,124
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	2,102
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		1,000	745
Calcipar S.A.
6.875% due 05/01/2018		500	509
California Resources Corp.
5.500% due 09/15/2021		1,500	1,344
6.000% due 11/15/2024		4,000	3,525
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,038
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		3,000	3,054
Carlson Wagonlit BV
6.875% due 06/15/2019		750	789
Cascades, Inc.
5.500% due 07/15/2022		750	764

Case New Holland Industrial, Inc.
7.875% due 12/01/2017		1,250	1,391
Catamaran Corp.
4.750% due 03/15/2021		1,000	1,114
CCO Holdings LLC
5.125% due 02/15/2023		3,000	3,041
5.250% due 09/30/2022		5,000	5,131
5.750% due 09/01/2023		2,750	2,884
6.625% due 01/31/2022		1,000	1,073
CCOH Safari LLC
5.500% due 12/01/2022		1,125	1,153
5.750% due 12/01/2024		3,000	3,097
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	1,013
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	3,007
6.375% due 09/15/2020		1,650	1,747
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,188
CHC Helicopter S.A.
9.250% due 10/15/2020		$2,250	1,924
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,528
Chesapeake Energy Corp.
4.875% due 04/15/2022		3,000	2,827
5.750% due 03/15/2023		5,000	4,900
Churchill Downs, Inc.
5.375% due 12/15/2021		500	509
Cimarex Energy Co.
4.375% due 06/01/2024		1,000	998
5.875% due 05/01/2022		500	535
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,687
7.625% due 03/15/2020		4,000	4,230
Cleopatra Finance Ltd.
6.250% due 02/15/2022		1,500	1,470
6.500% due 02/15/2025		1,500	1,451
CNH Industrial Capital LLC
3.375% due 07/15/2019		500	488
3.625% due 04/15/2018		2,000	2,015
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	858
Cogent Communications Group, Inc.
5.375% due 03/01/2022		1,000	1,003
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,319
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,004
5.500% due 06/15/2024		1,750	1,759
Community Health Systems, Inc.
5.125% due 08/01/2021		2,000	2,070
6.875% due 02/01/2022		3,000	3,206
7.125% due 07/15/2020		2,000	2,122
8.000% due 11/15/2019		2,000	2,130
Concho Resources, Inc.
5.500% due 04/01/2023		750	759
6.500% due 01/15/2022		1,750	1,842
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	910
Constellation Brands, Inc.
4.250% due 05/01/2023		2,000	2,062
4.750% due 11/15/2024		500	530
6.000% due 05/01/2022		1,000	1,145
Constellium NV
5.750% due 05/15/2024		1,000	950
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	82
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		3,000	3,039
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,172
Cott Beverages, Inc.
5.375% due 07/01/2022		1,000	966
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		10,000	8,887
Crown Americas LLC
4.500% due 01/15/2023		3,000	3,041
CSC Holdings LLC
5.250% due 06/01/2024		2,000	2,045
7.625% due 07/15/2018		1,000	1,131
7.875% due 02/15/2018		1,000	1,128
8.625% due 02/15/2019		1,000	1,161
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,281
Darling Ingredients, Inc.
5.375% due 01/15/2022		3,000	3,034

DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024	4,000	4,095
5.750% due 08/15/2022	3,000	3,195
Dean Foods Co.
6.500% due 03/15/2023	1,625	1,637
Denbury Resources, Inc.
4.625% due 07/15/2023	1,000	863
5.500% due 05/01/2022	1,000	905
Digicel Group Ltd.
7.125% due 04/01/2022	2,000	1,834
8.250% due 09/30/2020	1,000	1,007
Digicel Ltd.
6.000% due 04/15/2021	1,000	953
DISH DBS Corp.
5.000% due 03/15/2023	5,000	4,874
5.875% due 07/15/2022	5,000	5,094
5.875% due 11/15/2024	2,000	2,007
6.750% due 06/01/2021	1,000	1,068
7.875% due 09/01/2019	750	840
DJO Finance LLC
7.750% due 04/15/2018	3,500	3,570
9.750% due 10/15/2017	500	515
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	793
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,197
Eagle Spinco, Inc.
4.625% due 02/15/2021	3,500	3,474
Endo Finance LLC
5.375% due 01/15/2023	2,000	2,000
5.750% due 01/15/2022	3,500	3,596
6.000% due 02/01/2025	2,000	2,060
7.000% due 12/15/2020	1,500	1,569
EnPro Industries, Inc.
5.875% due 09/15/2022	1,125	1,177
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	2,050
Era Group, Inc.
7.750% due 12/15/2022	750	728
Evolution Escrow Issuer LLC
7.500% due 03/15/2022	1,000	1,015
Family Tree Escrow LLC
5.250% due 03/01/2020	750	789
5.750% due 03/01/2023	2,000	2,110
First Data Corp.
6.750% due 11/01/2020	2,275	2,429
8.250% due 01/15/2021	4,000	4,330
12.625% due 01/15/2021	3,000	3,562
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,500	2,369
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	1,060
7.000% due 02/15/2021	2,500	2,331
7.250% due 05/15/2022	1,000	925
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	500	505
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	1,485
8.250% due 11/01/2019	1,000	849
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	750	766
4.750% due 10/15/2024	1,250	1,316
5.625% due 07/31/2019	1,000	1,091
5.875% due 01/31/2022	1,250	1,381
FTS International, Inc.
6.250% due 05/01/2022	875	648
Gannett Co., Inc.
4.875% due 09/15/2021	500	511
5.500% due 09/15/2024	1,000	1,049
Gardner Denver, Inc.
6.875% due 08/15/2021	9,000	8,212
Gates Global LLC
6.000% due 07/15/2022	4,000	3,795
GCI, Inc.
6.875% due 04/15/2025 (a)	750	759
General Cable Corp.
5.750% due 10/01/2022	1,250	1,169
General Motors Co.
5.000% due 04/01/2035	625	669
5.200% due 04/01/2045	625	681
Geo Group, Inc.
5.125% due 04/01/2023	1,000	1,025
Getty Images, Inc.
7.000% due 10/15/2020	3,000	1,523
GLP Capital LP
5.375% due 11/01/2023	1,500	1,558

Graphic Packaging International, Inc.
4.875% due 11/15/2022	500	520
Griffon Corp.
5.250% due 03/01/2022	3,000	2,971
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	2,000	2,037
Gulfport Energy Corp.
7.750% due 11/01/2020	1,500	1,545
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	776
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,335
7.750% due 05/15/2021	1,500	1,600
HCA, Inc.
4.750% due 05/01/2023	5,000	5,200
5.000% due 03/15/2024	2,500	2,659
5.375% due 02/01/2025	1,000	1,052
5.875% due 05/01/2023	1,750	1,894
7.190% due 11/15/2015	180	187
7.500% due 02/15/2022	4,000	4,675
8.000% due 10/01/2018	2,000	2,322
HD Supply, Inc.
5.250% due 12/15/2021	1,500	1,549
7.500% due 07/15/2020	5,500	5,912
11.000% due 04/15/2020	2,000	2,275
11.500% due 07/15/2020	1,250	1,459
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,500	2,494
Hertz Corp.
5.875% due 10/15/2020	500	516
6.250% due 10/15/2022	500	519
6.750% due 04/15/2019	2,000	2,075
7.375% due 01/15/2021	1,500	1,583
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	1,500	1,380
8.875% due 02/01/2018	1,000	885
Hiland Partners LP
5.500% due 05/15/2022	1,250	1,288
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,701
HJ Heinz Co.
4.250% due 10/15/2020	2,500	2,568
4.875% due 02/15/2025	3,000	3,259
HJ Heinz Finance Co.
7.125% due 08/01/2039	2,000	2,675
Hologic, Inc.
6.250% due 08/01/2020	2,000	2,085
Hospira, Inc.
5.800% due 08/12/2023	1,000	1,206
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	500	545
7.625% due 06/15/2021	1,000	1,104
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	750	784
Huntsman International LLC
4.875% due 11/15/2020	2,000	2,010
5.125% due 11/15/2022	1,500	1,508
8.625% due 03/15/2021	2,000	2,150
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)	600	607
iHeartCommunications, Inc.
9.000% due 03/01/2021	2,500	2,403
IHS, Inc.
5.000% due 11/01/2022	625	631
Immucor, Inc.
11.125% due 08/15/2019	1,000	1,079
IMS Health, Inc.
6.000% due 11/01/2020	2,000	2,087
Ineos Finance PLC
7.500% due 05/01/2020	2,000	2,117
INEOS Group Holdings S.A.
6.125% due 08/15/2018	2,000	2,020
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	4,000	3,795
6.625% due 12/15/2022	2,500	2,425
7.250% due 10/15/2020	2,000	2,065
7.500% due 04/01/2021	3,500	3,609
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	1,500	1,389
8.125% due 06/01/2023	2,000	1,852
Interactive Data Corp.
5.875% due 04/15/2019	2,250	2,284
Jaguar Holding Co.
9.500% due 12/01/2019	1,000	1,079
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)	2,000	2,050

Jarden Corp.
7.500% due 05/01/2017	1,500	1,661
JMC Steel Group, Inc.
8.250% due 03/15/2018	2,000	1,687
Kindred Healthcare, Inc.
6.375% due 04/15/2022	1,500	1,521
Kinetic Concepts, Inc.
10.500% due 11/01/2018	3,500	3,797
12.500% due 11/01/2019	2,000	2,195
KLX, Inc.
5.875% due 12/01/2022	3,500	3,500
L Brands, Inc.
5.625% due 02/15/2022	1,250	1,381
Lamar Media Corp.
5.000% due 05/01/2023	1,000	1,028
5.875% due 02/01/2022	500	529
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,075
Laredo Petroleum, Inc.
7.375% due 05/01/2022	1,000	1,044
9.500% due 02/15/2019	1,500	1,571
LifePoint Hospitals, Inc.
5.500% due 12/01/2021	2,000	2,105
LIN Television Corp.
5.875% due 11/15/2022	750	767
Live Nation Entertainment, Inc.
7.000% due 09/01/2020	1,000	1,070
LKQ Corp.
4.750% due 05/15/2023	1,500	1,478
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	4,000	3,820
5.750% due 08/01/2022	3,000	3,101
Manitowoc Co., Inc.
5.875% due 10/15/2022	1,250	1,350
8.500% due 11/01/2020	2,000	2,150
Masonite International Corp.
5.625% due 03/15/2023	1,000	1,030
8.250% due 04/15/2021	2,500	2,678
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,880
MGM Resorts International
6.000% due 03/15/2023	2,500	2,581
6.625% due 12/15/2021	5,000	5,366
6.750% due 10/01/2020	3,000	3,214
7.625% due 01/15/2017	2,000	2,147
7.750% due 03/15/2022	2,000	2,257
8.625% due 02/01/2019	1,500	1,717
MHGE Parent LLC
8.500% due 08/01/2019 (b)	1,500	1,513
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	3,500	3,636
MSCI, Inc.
5.250% due 11/15/2024	500	518
Multi-Color Corp.
6.125% due 12/01/2022	1,000	1,043
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,250	1,347
NBTY, Inc.
9.000% due 10/01/2018	1,500	1,568
NCL Corp. Ltd.
5.250% due 11/15/2019	1,000	1,030
NCR Corp.
4.625% due 02/15/2021	1,500	1,509
5.000% due 07/15/2022	2,000	2,030
5.875% due 12/15/2021	500	523
6.375% due 12/15/2023	500	535
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019	1,000	640
NeuStar, Inc.
4.500% due 01/15/2023	400	346
Newfield Exploration Co.
5.375% due 01/01/2026	3,000	3,036
6.875% due 02/01/2020	1,050	1,087
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021	750	773
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	2,000	2,075
Nielsen Finance LLC
4.500% due 10/01/2020	1,500	1,534
5.000% due 04/15/2022	1,000	1,010
Novelis, Inc.
8.750% due 12/15/2020	3,500	3,767
Numericable SFR S.A.S.
4.875% due 05/15/2019	2,750	2,747
6.000% due 05/15/2022	4,000	4,065
6.250% due 05/15/2024	4,000	4,055

NXP BV
5.750% due 03/15/2023		3,000	3,195
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	960
6.875% due 03/15/2022		2,000	1,960
6.875% due 01/15/2023		750	731
Omnicare, Inc.
4.750% due 12/01/2022		500	519
5.000% due 12/01/2024		375	394
Oshkosh Corp.
5.375% due 03/01/2025		625	645
Outfront Media Capital LLC
5.250% due 02/15/2022		500	525
5.625% due 02/15/2024		1,000	1,052
5.875% due 03/15/2025		1,000	1,061
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		1,000	1,060
Party City Holdings, Inc.
8.875% due 08/01/2020		2,500	2,706
Peabody Energy Corp.
6.000% due 11/15/2018		1,250	981
6.250% due 11/15/2021		2,500	1,547
Penn National Gaming, Inc.
5.875% due 11/01/2021		1,500	1,500
Perstorp Holding AB
8.750% due 05/15/2017		3,000	3,112
11.000% due 08/15/2017		1,250	1,300
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		2,500	2,631
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		2,000	2,060
PHH Corp.
6.375% due 08/15/2021		750	726
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021		1,500	1,601
7.500% due 04/15/2021		2,000	2,122
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		3,000	3,030
Pinnacle Operating Corp.
9.000% due 11/15/2020		500	506
Platform Specialty Products Corp.
6.500% due 02/01/2022		5,000	5,250
Ply Gem Industries, Inc.
6.500% due 02/01/2022		3,000	2,936
Post Holdings, Inc.
6.000% due 12/15/2022		2,000	1,937
6.750% due 12/01/2021		3,500	3,544
7.375% due 02/15/2022		2,000	2,075
Prestige Brands, Inc.
5.375% due 12/15/2021		2,750	2,802
8.125% due 02/01/2020		500	539
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	500	565
PVH Corp.
4.500% due 12/15/2022		$2,500	2,550
Qualitytech LP
5.875% due 08/01/2022		2,000	2,062
Range Resources Corp.
5.000% due 08/15/2022		1,000	1,000
5.000% due 03/15/2023		2,000	2,000
5.750% due 06/01/2021		500	525
6.750% due 08/01/2020		750	782
Regency Energy Partners LP
4.500% due 11/01/2023		1,500	1,515
5.500% due 04/15/2023		1,500	1,556
Rex Energy Corp.
6.250% due 08/01/2022		1,000	678
Rexel S.A.
6.125% due 12/15/2019		1,000	1,053
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		5,000	5,181
6.875% due 02/15/2021		1,500	1,586
7.875% due 08/15/2019		1,000	1,060
8.250% due 02/15/2021		3,000	3,225
8.500% due 05/15/2018		1,175	1,213
9.875% due 08/15/2019		3,000	3,229
Rice Energy, Inc.
6.250% due 05/01/2022		250	245
7.250% due 05/01/2023		1,000	1,001
Rite Aid Corp.
6.125% due 04/01/2023 (a)		1,500	1,545
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,250	2,363
6.000% due 01/15/2019		1,500	1,599
6.875% due 04/15/2040		500	549

RSI Home Products, Inc.
6.500% due 03/15/2023	1,000	1,023
Ryland Group, Inc.
5.375% due 10/01/2022	1,000	1,003
Sabine Oil & Gas Corp.
9.750% due 02/15/2017	1,500	289
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	750	758
5.625% due 04/15/2023	2,500	2,503
5.750% due 05/15/2024	4,000	4,040
Sable International Finance Ltd.
8.750% due 02/01/2020	1,000	1,080
Salix Pharmaceuticals Ltd.
6.500% due 01/15/2021	500	556
Sally Holdings LLC
5.750% due 06/01/2022	1,500	1,603
Samson Investment Co.
9.750% due 02/15/2020	3,000	840
Sanchez Energy Corp.
6.125% due 01/15/2023	2,500	2,259
SandRidge Energy, Inc.
7.500% due 03/15/2021	1,000	625
7.500% due 02/15/2023	500	310
8.125% due 10/15/2022	500	309
SBA Communications Corp.
4.875% due 07/15/2022	2,500	2,455
5.625% due 10/01/2019	500	530
SBA Telecommunications, Inc.
5.750% due 07/15/2020	1,000	1,056
Schaeffler Finance BV
4.250% due 05/15/2021	3,000	3,000
4.750% due 05/15/2021	3,000	3,045
4.750% due 05/15/2023 (a)	1,250	1,263
7.750% due 02/15/2017	1,000	1,123
Schaeffler Holding Finance BV
6.250% due 11/15/2019 (b)	1,750	1,859
6.750% due 11/15/2022 (b)	4,000	4,340
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)	3,500	3,671
Scientific Games International, Inc.
6.250% due 09/01/2020	1,250	938
7.000% due 01/01/2022	1,000	1,028
10.000% due 12/01/2022	1,500	1,414
Scotts Miracle-Gro Co.
6.625% due 12/15/2020	500	530
Sealed Air Corp.
4.875% due 12/01/2022	500	511
5.125% due 12/01/2024	1,000	1,038
5.250% due 04/01/2023	1,500	1,571
8.375% due 09/15/2021	1,000	1,130
Sensata Technologies BV
4.875% due 10/15/2023	2,250	2,323
5.000% due 10/01/2025	1,000	1,015
5.625% due 11/01/2024	1,250	1,336
Serta Simmons Holdings LLC
8.125% due 10/01/2020	1,500	1,586
ServiceMaster Co. LLC
7.000% due 08/15/2020	2,480	2,647
8.000% due 02/15/2020	333	353
Seventy Seven Energy, Inc.
6.500% due 07/15/2022	500	235
Seventy Seven Operating LLC
6.625% due 11/15/2019	1,000	765
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	3,000	2,996
Sinclair Television Group, Inc.
5.625% due 08/01/2024	1,500	1,534
6.125% due 10/01/2022	1,000	1,053
Sirius XM Radio, Inc.
5.375% due 04/15/2025	1,750	1,763
Smithfield Foods, Inc.
6.625% due 08/15/2022	3,000	3,221
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	608
Softbank Corp.
4.500% due 04/15/2020	2,000	2,050
Sophia LP
9.750% due 01/15/2019	2,000	2,152
Spectrum Brands, Inc.
6.125% due 12/15/2024	1,000	1,073
6.375% due 11/15/2020	500	533
6.625% due 11/15/2022	2,500	2,687
Springs Industries, Inc.
6.250% due 06/01/2021	2,500	2,481
Starz LLC
5.000% due 09/15/2019	1,500	1,549

Steel Dynamics, Inc.
5.125% due 10/01/2021		1,000	1,011
5.500% due 10/01/2024		500	508
6.125% due 08/15/2019		500	535
6.375% due 08/15/2022		500	536
Suburban Propane Partners LP
5.750% due 03/01/2025		1,000	1,025
7.375% due 08/01/2021		182	197
Sun Products Corp.
7.750% due 03/15/2021		2,000	1,760
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,034
7.625% due 11/15/2020		1,500	1,592
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,250	1,284
6.250% due 04/01/2021		2,000	2,087
6.375% due 03/01/2025		2,000	2,069
6.625% due 11/15/2020		2,500	2,622
6.625% due 04/01/2023		3,000	3,157
6.731% due 04/28/2022		2,500	2,641
6.836% due 04/28/2023		2,000	2,112
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,965
4.500% due 04/01/2021		6,000	5,902
5.000% due 03/01/2019		2,250	2,239
6.000% due 10/01/2020		1,000	1,061
8.000% due 08/01/2020		2,500	2,631
8.125% due 04/01/2022		1,000	1,105
Terex Corp.
6.000% due 05/15/2021		1,100	1,133
TerraForm Power Operating LLC
5.875% due 02/01/2023		1,750	1,820
Tesoro Logistics LP
5.875% due 10/01/2020		391	403
6.250% due 10/15/2022		1,500	1,560
Time, Inc.
5.750% due 04/15/2022		1,750	1,715
TransDigm, Inc.
5.500% due 10/15/2020		3,000	2,977
6.000% due 07/15/2022		2,500	2,509
6.500% due 07/15/2024		4,000	4,040
TransUnion (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		1,000	1,029
TransUnion (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (b)		500	506
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	2,045
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	983
Tronox Finance LLC
6.375% due 08/15/2020		1,500	1,474
Tullow Oil PLC
6.250% due 04/15/2022		2,000	1,740
United Rentals North America, Inc.
4.625% due 07/15/2023		3,250	3,295
5.500% due 07/15/2025		1,250	1,278
6.125% due 06/15/2023		500	531
7.375% due 05/15/2020		1,000	1,086
7.625% due 04/15/2022		2,250	2,473
8.250% due 02/01/2021		1,500	1,628
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		2,000	2,025
5.500% due 01/15/2023		2,500	2,628
5.750% due 01/15/2023	EUR	1,350	1,582
Unitymedia KabelBW GmbH
6.125% due 01/15/2025		$1,000	1,060
9.500% due 03/15/2021	EUR	300	367
Universal Health Services, Inc.
4.750% due 08/01/2022		$1,250	1,316
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	3,060
5.125% due 02/15/2025		2,500	2,559
6.750% due 09/15/2022		1,357	1,460
7.875% due 11/01/2020		1,500	1,607
8.500% due 05/15/2021		2,500	2,681
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,323
6.750% due 03/15/2023		2,000	2,365
6.750% due 03/15/2023	CHF	1,000	1,134
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,703
USG Corp.
5.500% due 03/01/2025		1,250	1,278
5.875% due 11/01/2021		2,500	2,669
Valeant Pharmaceuticals International
6.375% due 10/15/2020		1,000	1,043

6.750% due 08/15/2021	2,000	2,097
7.000% due 10/01/2020	1,500	1,573
7.250% due 07/15/2022	3,000	3,184
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023	1,250	1,270
5.625% due 12/01/2021	3,000	3,052
7.500% due 07/15/2021	3,000	3,256
VeriSign, Inc.
4.625% due 05/01/2023	2,000	2,005
5.250% due 04/01/2025	1,000	1,025
Videotron Ltd.
5.375% due 06/15/2024	1,250	1,291
9.125% due 04/15/2018	52	53
VRX Escrow Corp.
5.875% due 05/15/2023	1,500	1,541
6.125% due 04/15/2025	2,250	2,337
VWR Funding, Inc.
7.250% due 09/15/2017	1,500	1,571
WhiteWave Foods Co.
5.375% due 10/01/2022	750	808
Whiting Petroleum Corp.
5.750% due 03/15/2021	3,000	2,992
6.250% due 04/01/2023	1,500	1,494
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	3,000	3,015
7.375% due 04/23/2021	3,000	3,120
Windstream Corp.
7.750% due 10/15/2020	1,000	1,029
7.750% due 10/01/2021	500	501
Wise Metals Group LLC
8.750% due 12/15/2018	1,500	1,601
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	536
WPX Energy, Inc.
5.250% due 09/15/2024	1,000	885
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,040
5.625% due 10/01/2024	900	964
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	960
5.375% due 03/15/2022	2,500	2,600
5.500% due 03/01/2025	2,500	2,544
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	1,905
XPO Logistics, Inc.
7.875% due 09/01/2019	2,250	2,388
Zebra Technologies Corp.
7.250% due 10/15/2022	2,000	2,160
Ziggo Bond Finance BV
5.875% due 01/15/2025	1,750	1,840

		881,438

UTILITIES 9.0%
AES Corp.
3.262% due 06/01/2019	1,500	1,496
7.375% due 07/01/2021	2,250	2,531
8.000% due 10/15/2017	61	71
8.000% due 06/01/2020	1,500	1,721
Atlas Pipeline Partners LP
6.625% due 10/01/2020	1,000	1,035
Blue Racer Midstream LLC
6.125% due 11/15/2022	1,250	1,288
Calpine Corp.
5.375% due 01/15/2023	3,000	3,015
5.750% due 01/15/2025	3,000	3,034
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,066
7.250% due 12/01/2020	500	534
Dynegy Finance, Inc.
6.750% due 11/01/2019	3,000	3,109
7.375% due 11/01/2022	2,000	2,110
7.625% due 11/01/2024	2,000	2,103
EP Energy LLC
6.875% due 05/01/2019	500	515
9.375% due 05/01/2020	3,000	3,154
Frontier Communications Corp.
6.875% due 01/15/2025	3,000	2,977
7.125% due 03/15/2019	1,125	1,229
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	1,500	1,337
4.950% due 07/19/2022	1,000	899
Genesis Energy LP
5.625% due 06/15/2024	1,000	945
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,028

MarkWest Energy Partners LP
4.500% due 07/15/2023	2,500	2,487
4.875% due 12/01/2024	1,000	1,027
5.500% due 02/15/2023	750	774
6.750% due 11/01/2020	450	475
Midwest Generation LLC
8.560% due 01/02/2016	89	90
NGPL PipeCo LLC
7.119% due 12/15/2017	750	746
9.625% due 06/01/2019	1,000	997
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,332
NRG Energy, Inc.
6.250% due 07/15/2022	2,250	2,326
6.250% due 05/01/2024	1,000	1,013
6.625% due 03/15/2023	1,500	1,560
7.625% due 01/15/2018	3,000	3,311
7.875% due 05/15/2021	1,000	1,080
8.250% due 09/01/2020	2,250	2,393
NSG Holdings LLC
7.750% due 12/15/2025	1,517	1,643
Parsley Energy LLC
7.500% due 02/15/2022	500	508
Petrobras Global Finance BV
5.750% due 01/20/2020	500	466
6.250% due 03/17/2024	250	236
6.750% due 01/27/2041	250	222
Red Oak Power LLC
8.540% due 11/30/2019	662	707
RJS Power Holdings LLC
5.125% due 07/15/2019	2,000	1,980
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,767
6.900% due 05/01/2019	3,000	3,116
8.750% due 03/15/2032	3,000	3,120
Sprint Communications, Inc.
6.000% due 11/15/2022	4,500	4,292
7.000% due 03/01/2020	1,500	1,661
8.375% due 08/15/2017	1,000	1,089
9.000% due 11/15/2018	1,500	1,725
Sprint Corp.
7.125% due 06/15/2024	3,500	3,447
7.250% due 09/15/2021	3,500	3,531
7.625% due 02/15/2025	1,500	1,502
7.875% due 09/15/2023	2,000	2,050
Summit Midstream Holdings LLC
5.500% due 08/15/2022	1,250	1,191
Targa Resources Partners LP
4.125% due 11/15/2019	750	750
4.250% due 11/15/2023	2,000	1,935
5.000% due 01/15/2018	1,000	1,033
5.250% due 05/01/2023	2,000	2,020
6.375% due 08/01/2022	375	395
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	1,075
Telecom Italia SpA
5.303% due 05/30/2024	5,100	5,361
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,257	1,326
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	1,040
6.000% due 10/15/2024	1,000	1,054
6.375% due 04/15/2023	2,000	2,140
Williams Partners LP
4.875% due 05/15/2023	2,000	2,018
6.125% due 07/15/2022	500	530

		110,738

Total Corporate Bonds & Notes (Cost $1,123,664)		1,136,439

MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns ALT-A Trust
4.270% due 11/25/2036 ^	768	591
Citigroup Mortgage Loan Trust, Inc.
2.622% due 03/25/2034	8	8
Countrywide Alternative Loan Trust
0.406% due 05/20/2046 ^	120	86
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 03/25/2035	75	57
2.539% due 05/20/2036 ^	419	345
GSR Mortgage Loan Trust
2.792% due 04/25/2035	9	9
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	588	530

WaMu Mortgage Pass-Through Certificates Trust
2.011% due 12/25/2036 ^	457	402
2.237% due 09/25/2036 ^	30	27
Washington Mutual Mortgage Pass-Through Certificates Trust
1.098% due 05/25/2046	38	29

Total Mortgage-Backed Securities (Cost $1,491)		2,084

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.241% due 01/25/2037 ^	96	44

Total Asset-Backed Securities (Cost $63)		44

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.3%		3,723

U.S. TREASURY BILLS 0.1%
0.042% due 04/16/2015 (f)	861	861

Total Short-Term Instruments (Cost $4,584)		4,584

Total Investments in Securities (Cost $1,136,679)		1,150,030

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	6,341,945	62,893

Total Short-Term Instruments (Cost $62,883)		62,893

Total Investments in Affiliates (Cost $62,883)		62,893

Total Investments 98.8% (Cost $1,199,562)		$1,212,923
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $0)		910
Other Assets and Liabilities, net 1.1%		13,564

Net Assets 100.0%		$1,227,397

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$3,723	Freddie Mac 2.080% due 10/17/2022	$(3,802)	$3,723	$3,723

Total Repurchase Agreements						$(3,802)	$3,723	$3,723

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$4,850	$(435)	$(30)	$0	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$9,700	$870	$216	$11	$0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	8,245	728	199	15	0
CDX.HY-23 5-Year Index	5.000%	12/20/2019	34,300	2,863	806	39	0

				$4,461	$1,221	$65	$0

Total Swap Agreements				$4,026	$1,191	$65	$(5)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $861 and cash of $2,279 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
GLM	05/2015	CHF	1,186	$1,268	$51	$(6)
	05/2015	EUR	10,719	12,234	702	(0)
MSB	04/2015	GBP	4,266	6,431	103	0

Total Forward Foreign Currency Contracts					$856	$(6)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,879	$0	$6,879
Corporate Bonds & Notes
Banking & Finance	0	144,263	0	144,263
Industrials	0	881,356	82	881,438
Utilities	0	110,648	90	110,738
Mortgage-Backed Securities	0	2,084	0	2,084
Asset-Backed Securities	0	44	0	44
Short-Term Instruments
Repurchase Agreements	0	3,723	0	3,723
U.S. Treasury Bills	0	861	0	861
	$0	$1,149,858	$172	$1,150,030

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,893	$0	$0	$62,893

Total Investments	$62,893	$1,149,858	$172	$1,212,923

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	65	0	65
Over the counter	0	856	0	856
	$0	$921	$0	$921

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(6)	0	(6)

	$0	$(11)	$0	$(11)

Totals	$62,893	$1,150,768	$172	$1,213,833

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.6%
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$537

INDUSTRIALS 0.3%
Vessel Management Services, Inc.
3.432% due 08/15/2036	684	719

Total Corporate Bonds & Notes (Cost $1,184)		1,256

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
0.000% due 06/01/2017	700	689
0.234% due 07/25/2037	30	29
0.624% due 08/25/2021	4	4
0.774% due 08/25/2022	2	2
1.074% due 04/25/2032	6	6
2.184% due 01/01/2033	11	12
4.250% due 05/25/2037	70	82
4.500% due 06/25/2019	101	106
5.000% due 04/25/2032 - 08/25/2033	333	380
5.500% due 12/25/2035	110	126
5.625% due 07/15/2037	400	576
6.080% due 09/01/2028	64	88
6.500% due 07/25/2031	169	195
6.625% due 11/15/2030	300	452
Fannie Mae Strips
0.000% due 05/15/2030 - 11/15/2030	2,500	1,551
Federal Housing Administration
6.896% due 07/01/2020	89	87
Financing Corp.
0.000% due 09/26/2019	1,500	1,401
10.700% due 10/06/2017	650	805
Freddie Mac
0.575% due 01/15/2033	13	13
0.875% due 02/15/2027	4	4
1.175% due 02/15/2021	7	7
1.220% due 10/25/2044	46	47
4.000% due 06/15/2032 - 09/15/2044	3,722	4,038
5.400% due 03/17/2021	1,000	1,047
5.500% due 08/15/2030 - 02/15/2034	640	724
5.625% due 11/23/2035	600	620
6.750% due 03/15/2031	200	306
7.000% due 07/15/2023 - 12/01/2031	16	20
8.250% due 06/01/2016	350	382
Freddie Mac Strips
0.000% due 03/15/2031 - 07/15/2032	2,800	1,651
Ginnie Mae
2.000% due 08/20/2030	5	5
6.000% due 08/20/2033	1,516	1,754
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,490
5.500% due 04/26/2024	400	503
Overseas Private Investment Corp.
4.736% due 03/15/2022	241	266
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	4,000	2,992
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	2,067
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029	3,200	2,207
Small Business Administration
5.240% due 08/01/2023	150	165
5.290% due 12/01/2027	228	254
Tennessee Valley Authority
4.625% due 09/15/2060	400	471

Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	499

Total U.S. Government Agencies (Cost $25,102)		28,123

U.S. TREASURY OBLIGATIONS 90.4%
U.S. Treasury Bonds (c)
2.750% due 08/15/2042	1,900	1,977
2.750% due 11/15/2042	1,500	1,560
3.000% due 11/15/2044	1,300	1,425
3.125% due 11/15/2041	5,800	6,486
3.125% due 02/15/2042	17,000	18,998
3.125% due 02/15/2043	6,650	7,425
3.375% due 05/15/2044	31,300	36,697
3.625% due 08/15/2043	13,900	16,991
3.750% due 11/15/2043	6,900	8,622
3.875% due 08/15/2040	1,300	1,637
4.375% due 11/15/2039	16,800	22,652
4.500% due 08/15/2039	6,400	8,765
4.625% due 02/15/2040	1,200	1,677
5.500% due 08/15/2028	700	974
6.000% due 02/15/2026	1,900	2,648
6.500% due 11/15/2026	1,000	1,464
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	931	945
0.750% due 02/15/2045	1,687	1,723
1.375% due 02/15/2044	1,304	1,538
2.000% due 01/15/2026	236	279
3.625% due 04/15/2028	289	409
U.S. Treasury Notes
1.625% due 11/15/2022	900	891
2.500% due 05/15/2024 (c)	16,400	17,228
U.S. Treasury Strips
0.000% due 05/15/2031	200	135
0.000% due 05/15/2032	100	66
0.000% due 11/15/2032	3,300	2,127
0.000% due 02/15/2033	1,700	1,089
0.000% due 05/15/2033	700	445
0.000% due 08/15/2033	500	316
0.000% due 11/15/2033	3,000	1,887
0.000% due 05/15/2034	1,600	988
0.000% due 05/15/2040	550	288
0.000% due 08/15/2040	6,650	3,458
0.000% due 11/15/2042	5,400	2,621

Total U.S. Treasury Obligations (Cost $160,952)		176,431

MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	736	764
Bear Stearns Adjustable Rate Mortgage Trust
2.510% due 04/25/2033	92	93
2.574% due 04/25/2033	13	13
2.687% due 10/25/2035	43	43
2.722% due 01/25/2034	14	15
2.797% due 02/25/2034	23	22
Countrywide Alternative Loan Trust
0.384% due 05/25/2035	73	61
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 03/25/2035	135	103
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 07/25/2033	24	24
2.529% due 11/25/2032	7	7
First Republic Mortgage Loan Trust
0.525% due 11/15/2031	89	86
HarborView Mortgage Loan Trust
0.308% due 03/19/2037	67	58
0.398% due 05/19/2035	59	49
2.711% due 07/19/2035	42	38
Impac CMB Trust
4.606% due 09/25/2034	247	251
JPMorgan Mortgage Trust
2.556% due 07/25/2035	210	214
MASTR Asset Securitization Trust
5.500% due 09/25/2033	43	45
Residential Accredit Loans, Inc. Trust
0.574% due 01/25/2033	1	1
0.574% due 03/25/2033	9	8
6.000% due 06/25/2036	95	82
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	9	9
Sequoia Mortgage Trust
0.526% due 07/20/2033	95	90
Structured Adjustable Rate Mortgage Loan Trust
0.394% due 05/25/2037	150	125

Structured Asset Mortgage Investments Trust
0.838% due 09/19/2032	86	84
1.018% due 10/19/2033	40	36
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	262	276
WaMu Mortgage Pass-Through Certificates Trust
1.128% due 08/25/2046	326	275
1.528% due 08/25/2042	3	3
2.186% due 10/25/2046	84	77
Washington Mutual Mortgage Pass-Through Certificates Trust
2.024% due 02/25/2033	2	1
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $3,072)		2,961

ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities Trust
1.174% due 11/25/2042	55	52
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	48
Renaissance Home Equity Loan Trust
0.674% due 12/25/2033	26	26
1.051% due 08/25/2033	5	4
SLM Student Loan Trust
1.756% due 04/25/2023	678	696
Specialty Underwriting & Residential Finance Trust
0.854% due 01/25/2034	12	10

Total Asset-Backed Securities (Cost $822)		836

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		519

Total Short-Term Instruments (Cost $519)		519

Total Investments in Securities (Cost $191,651)		210,126

	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio	1,688	17
PIMCO Short-Term Floating NAV Portfolio III	1,667,010	16,531

Total Short-Term Instruments (Cost $16,548)		16,548

Total Investments in Affiliates (Cost $16,548)		16,548

Total Investments 116.1% (Cost $208,199)		$226,674
Financial Derivative Instruments (d)(e) (0.1%) (Cost or Premiums, net $(255))		(222)
Other Assets and Liabilities, net (16.0%)		(31,215)

Net Assets 100.0%		$195,237

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$519	Freddie Mac 2.080% due 10/17/2022	$(533)	$519	$519

Total Repurchase Agreements						$(533)	$519	$519

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.260%	03/13/2015	04/13/2015	$(3,995)	$(4,000)
BPG	0.300%	04/01/2015	04/08/2015	(118,760)	(118,829)
	0.550%	03/30/2015	04/13/2015	(10,040)	(10,048)
GSC	0.120%	03/11/2015	04/13/2015	(213)	(213)
	0.220%	03/05/2015	04/06/2015	(6,644)	(6,648)
	0.330%	03/26/2015	04/02/2015	(224)	(224)
	0.640%	03/31/2015	04/07/2015	(317)	(317)
	0.650%	03/31/2015	04/01/2015	(994)	(994)
MSC	0.240%	02/19/2015	04/17/2015	(8,699)	(8,713)
	0.240%	03/03/2015	04/09/2015	(1,601)	(1,603)

Total Sale-Buyback Transactions					$(151,589)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $27,103 at a weighted average interest rate of 0.225%.
(3)	Payable for sale-buyback transactions includes $86 of deferred price drop.

(c)	Securities with an aggregate market value of $150,293 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Long	06/2015	10	$9	$3	$0

Total Futures Contracts				$9	$3	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.850%	12/04/2019	$1,400	$(32)	$(29)	$0	$(2)
Receive	3-Month USD-LIBOR	1.750%	01/07/2020	2,800	(43)	(35)	0	(5)
Receive	3-Month USD-LIBOR	2.300%	02/20/2025	7,600	(208)	(172)	0	(15)

					$(283)	$(236)	$0	$(22)

Total Swap Agreements					$(283)	$(236)	$0	$(22)

Cash of $502 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$900	$79	$37
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	1,300	110	53
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	900	79	37

							$268	$127

Total Purchased Options							$268	$127

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(21)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$1,900	$(79)	$(35)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	2,900	(116)	(53)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	1,900	(79)	(35)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	16,000	(117)	(118)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/17/2015	16,000	(110)	(88)

							$(501)	$(329)

Total Written Options							$(522)	$(330)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$537	$0	$537
Industrials	0	719	0	719
U.S. Government Agencies	0	28,036	87	28,123
U.S. Treasury Obligations	0	176,431	0	176,431
Mortgage-Backed Securities	0	2,961	0	2,961
Asset-Backed Securities	0	836	0	836
Short-Term Instruments
Repurchase Agreements	0	519	0	519
	$0	$210,039	$87	$210,126

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,548	$0	$0	$16,548

Total Investments	$16,548	$210,039	$87	$226,674

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	0	0	3
Over the counter	0	127	0	127
	$3	$127	$0	$130

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(22)	0	(22)
Over the counter	0	(330)	0	(330)

	$0	$(352)	$0	$(352)

Totals	$16,551	$209,814	$87	$226,452

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.5%
BANK LOAN OBLIGATIONS 1.0%
Chrysler Group LLC
3.500% due 05/24/2017		$2,977	$2,978
H.J. Heinz Co.
3.250% due 06/05/2020		15,215	15,245
HCA, Inc.
2.928% due 03/31/2017		2,977	2,982

Total Bank Loan Obligations (Cost $21,171)			21,205

CORPORATE BONDS & NOTES 40.1%
BANKING & FINANCE 24.1%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,771
Ally Financial, Inc.
2.750% due 01/30/2017		2,860	2,857
3.125% due 01/15/2016		400	402
3.250% due 02/13/2018		3,300	3,271
3.500% due 07/18/2016		3,400	3,451
4.625% due 06/26/2015		4,400	4,427
6.250% due 12/01/2017		2,000	2,135
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,612
Banco Popolare SC
3.500% due 03/14/2019	EUR	9,700	11,052
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,300	1,345
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,934
Bank of America Corp.
1.031% due 09/15/2026		900	812
1.500% due 10/09/2015		1,800	1,808
2.650% due 04/01/2019		1,200	1,224
4.750% due 08/01/2015		4,526	4,582
5.650% due 05/01/2018		2,300	2,553
6.500% due 08/01/2016		6,500	6,939
6.875% due 11/15/2018		2,700	3,135
Bank of America N.A.
0.571% due 06/15/2017		23,900	23,711
0.727% due 11/14/2016		3,900	3,904
Bankia S.A.
0.255% due 01/25/2016	EUR	2,000	2,150
BB&T Corp.
0.950% due 01/15/2020		$5,100	5,121
BBVA Bancomer S.A.
4.500% due 03/10/2016		6,100	6,298
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,548
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,100	1,228
BPCE S.A.
0.826% due 11/18/2016		500	501
0.875% due 06/23/2017		400	401
1.364% due 03/06/2017	GBP	2,300	3,435
1.625% due 02/10/2017		$2,100	2,120
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		1,300	1,320
CIT Group, Inc.
5.000% due 05/15/2017		2,200	2,268
Citigroup, Inc.
1.064% due 04/01/2016		3,800	3,811
1.216% due 07/25/2016		15,400	15,487
1.350% due 03/10/2017		2,500	2,497
4.450% due 01/10/2017		800	843
Dexia Credit Local S.A.
0.636% due 11/07/2016		4,500	4,516
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,036
2.000% due 09/15/2015		$1,100	1,103
2.375% due 05/25/2016		6,000	6,036
5.500% due 05/25/2016		5,700	5,930
5.500% due 06/26/2017		3,000	3,202
First Horizon National Corp.
5.375% due 12/15/2015		900	923

Ford Motor Credit Co. LLC
0.706% due 11/08/2016		7,500	7,472
1.037% due 01/17/2017		6,000	6,010
1.182% due 11/04/2019		5,500	5,511
1.700% due 05/09/2016		2,100	2,110
2.375% due 01/16/2018		3,475	3,538
3.000% due 06/12/2017		2,700	2,784
5.625% due 09/15/2015		1,600	1,634
5.750% due 02/01/2021		600	698
8.000% due 12/15/2016		2,600	2,882
General Motors Financial Co., Inc.
1.812% due 01/15/2020		3,900	3,912
2.750% due 05/15/2016		5,000	5,065
3.000% due 09/25/2017		5,000	5,098
Goldman Sachs Group, Inc.
1.071% due 12/15/2017		30,000	30,145
1.455% due 04/30/2018		1,500	1,522
6.000% due 06/15/2020		2,000	2,337
7.500% due 02/15/2019		600	717
Hana Bank
4.000% due 11/03/2016		1,600	1,666
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		400	412
HBOS PLC
0.973% due 09/30/2016		4,155	4,157
HSBC Bank PLC
0.897% due 05/15/2018		500	503
HSBC Finance Corp.
0.692% due 06/01/2016		7,000	6,992
HSBC USA, Inc.
0.868% due 11/13/2019		12,900	12,896
2.375% due 11/13/2019		3,800	3,836
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		7,000	6,974
Industrial Bank of Korea
2.375% due 07/17/2017		2,200	2,239
3.750% due 09/29/2016		3,400	3,521
International Lease Finance Corp.
2.221% due 06/15/2016		5,500	5,521
5.750% due 05/15/2016		3,535	3,679
6.250% due 05/15/2019		2,250	2,464
8.625% due 09/15/2015		10,500	10,815
Intesa Sanpaolo SpA
2.375% due 01/13/2017		5,900	5,972
3.125% due 01/15/2016		9,645	9,778
JPMorgan Chase & Co.
0.706% due 11/18/2016		5,800	5,802
0.772% due 03/01/2018		3,000	3,003
1.063% due 05/30/2017	GBP	6,300	9,271
1.212% due 01/23/2020		$4,500	4,574
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,000	1,108
Kookmin Bank
1.131% due 01/27/2017		10,000	10,063
LeasePlan Corp. NV
2.500% due 05/16/2018		300	304
3.000% due 10/23/2017		1,200	1,235
Metropolitan Life Global Funding
1.300% due 04/10/2017		3,600	3,621
MUFG Americas Holdings Corp.
0.826% due 02/09/2018		3,500	3,507
MUFG Union Bank N.A.
0.655% due 05/05/2017		6,600	6,591
Navient Corp.
6.000% due 01/25/2017		1,000	1,054
6.250% due 01/25/2016		11,428	11,785
8.780% due 09/15/2016	MXN	49,700	3,281
Nordea Bank AB
0.616% due 04/04/2017		$4,900	4,907
Novo Banco S.A.
2.625% due 05/08/2017	EUR	3,500	3,660
5.875% due 11/09/2015		6,900	7,488
Pacific Life Global Funding
2.095% due 06/02/2018		$3,500	3,379
Pricoa Global Funding
1.350% due 08/18/2017		23,600	23,597
Prudential Covered Trust
2.997% due 09/30/2015		2,310	2,333
Qatari Diar Finance Co.
3.500% due 07/21/2015		4,300	4,340
QNB Finance Ltd.
3.125% due 11/16/2015		9,200	9,353
Rabobank Group
0.542% due 11/23/2016		3,300	3,301
Santander Bank N.A.
1.182% due 01/12/2018		6,200	6,206

Shinhan Bank
0.901% due 04/08/2017		13,600	13,637
Springleaf Finance Corp.
6.500% due 09/15/2017		4,900	5,182
Sumitomo Mitsui Banking Corp.
0.834% due 01/16/2018		12,300	12,342
Synchrony Financial
1.485% due 02/03/2020		5,600	5,633
U.S. Bank N.A.
3.778% due 04/29/2020		3,000	3,005
Wachovia Corp.
0.623% due 10/15/2016		5,000	4,991
WEA Finance LLC
1.750% due 09/15/2017		1,000	1,006

			504,118

INDUSTRIALS 10.8%
AbbVie, Inc.
1.015% due 11/06/2015		3,715	3,727
Actavis Funding SCS
1.348% due 03/12/2018		1,700	1,712
1.523% due 03/12/2020		5,300	5,378
2.450% due 06/15/2019		300	302
Actavis, Inc.
1.875% due 10/01/2017		2,800	2,808
Amgen, Inc.
2.125% due 05/15/2017		3,695	3,764
2.200% due 05/22/2019		2,700	2,736
2.500% due 11/15/2016		2,400	2,458
Anglo American Capital PLC
2.625% due 04/03/2017		200	203
Anheuser-Busch InBev Finance, Inc.
2.150% due 02/01/2019		200	204
Barrick Gold Corp.
6.950% due 04/01/2019		300	351
Becton Dickinson and Co.
0.721% due 06/15/2016		10,500	10,516
1.800% due 12/15/2017		2,100	2,117
2.675% due 12/15/2019		900	922
Boston Scientific Corp.
5.125% due 01/12/2017		1,500	1,593
Canadian Natural Resources Ltd.
0.648% due 03/30/2016		1,100	1,099
1.750% due 01/15/2018		1,200	1,195
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,401
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015		400	414
Comcast Corp.
5.900% due 03/15/2016		4,550	4,774
Cox Communications, Inc.
9.375% due 01/15/2019		400	505
Daimler Finance North America LLC
0.615% due 03/10/2017		11,400	11,415
0.682% due 03/02/2018		2,700	2,705
2.375% due 08/01/2018		900	923
Dominion Gas Holdings LLC
2.500% due 12/15/2019		2,300	2,346
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,714
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		1,400	1,396
General Mills, Inc.
0.553% due 01/29/2016		8,900	8,901
Georgia-Pacific LLC
2.539% due 11/15/2019		4,400	4,466
5.400% due 11/01/2020		2,400	2,741
Gilead Sciences, Inc.
2.350% due 02/01/2020		800	823
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,300	978
4.500% due 12/06/2016	JPY	29,000	204
Humana, Inc.
7.200% due 06/15/2018		$1,200	1,394
Hyundai Capital America
1.450% due 02/06/2017		950	951
1.875% due 08/09/2016		300	303
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		1,250	1,258
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	501
9.000% due 02/01/2019		300	366
Kinder Morgan, Inc.
3.050% due 12/01/2019		4,000	4,044
7.000% due 06/15/2017		1,500	1,655

7.250% due 06/01/2018		400	454
KLA-Tencor Corp.
2.375% due 11/01/2017		500	508
3.375% due 11/01/2019		150	156
Korea National Oil Corp.
4.000% due 10/27/2016		7,200	7,497
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,880	3,887
Kroger Co.
0.787% due 10/17/2016		5,600	5,613
Medtronic, Inc.
1.071% due 03/15/2020		6,300	6,377
1.375% due 04/01/2018		2,900	2,903
Merck & Co., Inc.
0.631% due 02/10/2020		5,700	5,730
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		1,400	1,589
MGM Resorts International
6.625% due 07/15/2015		1,700	1,719
6.875% due 04/01/2016		500	522
7.500% due 06/01/2016		1,700	1,790
10.000% due 11/01/2016		400	445
Mylan, Inc.
2.550% due 03/28/2019		2,100	2,113
NBCUniversal Enterprise, Inc.
0.790% due 04/15/2016		100	100
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		700	702
1.800% due 03/15/2018		200	201
1.950% due 09/12/2017		300	305
2.350% due 03/04/2019		200	204
Pearson Dollar Finance PLC
6.250% due 05/06/2018		600	672
Pioneer Natural Resources Co.
6.875% due 05/01/2018		300	340
Rock-Tenn Co.
4.450% due 03/01/2019		400	430
SABMiller Holdings, Inc.
2.200% due 08/01/2018		1,300	1,316
2.450% due 01/15/2017		500	511
SABMiller PLC
6.500% due 07/15/2018		300	344
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,117
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		300	323
Southwest Airlines Co.
2.750% due 11/06/2019		6,300	6,450
Southwestern Energy Co.
3.300% due 01/23/2018		700	714
4.050% due 01/23/2020		2,800	2,897
Telefonica Emisiones S.A.U.
0.915% due 06/23/2017		13,000	12,975
5.375% due 02/02/2018	GBP	1,300	2,131
6.421% due 06/20/2016		$1,600	1,700
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,606
Time Warner Cable, Inc.
5.850% due 05/01/2017		700	762
6.750% due 07/01/2018		1,800	2,069
8.750% due 02/14/2019		1,100	1,359
Time Warner, Inc.
3.150% due 07/15/2015		11,600	11,689
UnitedHealth Group, Inc.
1.400% due 12/15/2017		1,000	1,008
Volkswagen Group of America Finance LLC
0.701% due 11/20/2017		7,500	7,506
2.450% due 11/20/2019		4,200	4,288
Volkswagen International Finance NV
2.125% due 11/20/2018		1,700	1,722
Walgreens Boots Alliance, Inc.
0.706% due 05/18/2016		4,500	4,508
1.750% due 11/17/2017		1,700	1,716
Whirlpool Corp.
1.650% due 11/01/2017		1,100	1,108
Woodside Finance Ltd.
3.650% due 03/05/2025		950	943

			224,282

UTILITIES 5.2%
AES Corp.
3.262% due 06/01/2019		600	599
AT&T, Inc.
0.693% due 03/30/2017		6,800	6,791
2.950% due 05/15/2016		900	919

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	700	660
Consumers Energy Co.
6.700% due 09/15/2019	200	239
Dayton Power & Light Co.
1.875% due 09/15/2016	1,000	1,011
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,764
Electricite de France S.A.
6.500% due 01/26/2019	100	117
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,500	1,645
KT Corp.
1.750% due 04/22/2017	3,700	3,708
Orange S.A.
2.750% due 09/14/2016	2,500	2,557
Petrobras Global Finance BV
1.881% due 05/20/2016	8,800	8,339
2.000% due 05/20/2016	2,000	1,918
2.631% due 03/17/2017	6,400	5,903
3.250% due 03/17/2017	1,500	1,387
3.500% due 02/06/2017	1,200	1,126
3.875% due 01/27/2016	600	590
4.875% due 03/17/2020	4,400	3,962
5.750% due 01/20/2020	2,000	1,864
7.875% due 03/15/2019	2,200	2,252
Plains All American Pipeline LP
8.750% due 05/01/2019	700	873
Qtel International Finance Ltd.
3.375% due 10/14/2016	2,300	2,369
Sinopec Group Overseas Development Ltd.
1.172% due 04/10/2019	11,000	10,989
Sprint Communications, Inc.
9.125% due 03/01/2017	5,000	5,475
Verizon Communications, Inc.
0.664% due 06/09/2017	7,000	6,993
1.801% due 09/15/2016	6,194	6,296
2.021% due 09/14/2018	15,800	16,494
2.500% due 09/15/2016	8,641	8,827
2.625% due 02/21/2020	900	917
3.650% due 09/14/2018	100	106

		108,690

Total Corporate Bonds & Notes (Cost $842,880)		837,090

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.5%
University of California Revenue Bonds, Series 2011
0.672% due 07/01/2041	10,600	10,602

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	9,525	9,512

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.355% due 04/01/2040	372	374

Total Municipal Bonds & Notes (Cost $20,506)		20,488

U.S. GOVERNMENT AGENCIES 10.3%
Fannie Mae
0.234% due 12/25/2036 - 07/25/2037	658	639
0.524% due 09/25/2042 - 03/25/2044	451	458
0.674% due 12/25/2022	60	61
0.974% due 04/25/2023	66	67
1.000% due 01/25/2043	572	561
1.024% due 02/25/2023	3	3
1.074% due 05/25/2022	6	6
1.077% due 06/17/2027	35	36
1.321% due 07/01/2042 - 06/01/2043	352	361
1.371% due 09/01/2041	236	241
1.521% due 09/01/2040	1	1
1.967% due 11/01/2035	59	62
2.025% due 09/01/2035	404	430
2.159% due 07/01/2035	65	69
4.000% due 05/01/2045	162,000	172,957
4.360% due 12/01/2036	20	22
4.500% due 03/01/2018 - 01/01/2027	6,639	7,066
4.520% due 09/01/2034	13	14
5.000% due 05/01/2027 - 04/25/2033	312	346
5.500% due 12/01/2027 - 12/01/2028	1,034	1,164

5.824% due 12/25/2042		9	10
6.000% due 03/01/2017 - 01/01/2039		4,559	5,215
6.500% due 04/01/2036		137	158
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020		1,812	1,861
Federal Housing Administration
7.430% due 10/01/2020		2	1
Freddie Mac
0.214% due 12/25/2036		887	884
0.434% due 08/25/2031		150	147
0.575% due 06/15/2018		13	13
1.314% due 02/25/2045		304	312
2.000% due 11/15/2026		11,720	11,896
2.271% due 09/01/2035		405	432
2.272% due 07/01/2035		142	152
5.000% due 05/01/2024 - 12/01/2041		784	869
5.500% due 12/01/2022 - 08/15/2030		1	1
6.500% due 07/25/2043		63	75
Freddie Mac Strips
9.401% due 08/15/2044		5,918	6,844
Ginnie Mae
1.936% due 02/20/2041		1,296	1,307
6.000% due 09/15/2017		415	431
Small Business Administration
5.600% due 09/01/2028		489	553

Total U.S. Government Agencies (Cost $214,445)			215,725

U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)		170,585	174,117
0.125% due 04/15/2019 (h)		115,715	118,038
0.625% due 07/15/2021		22,194	23,293
0.750% due 02/15/2042 (j)		1,862	1,890
1.125% due 01/15/2021		10,151	10,910
1.250% due 07/15/2020		4,073	4,420
1.375% due 02/15/2044		5,717	6,743

Total U.S. Treasury Obligations (Cost $337,580)			339,411

MORTGAGE-BACKED SECURITIES 8.8%
ACAEC Trust
1.000% due 06/15/2024	EUR	1,789	1,923
Adjustable Rate Mortgage Trust
2.760% due 09/25/2035		$1,095	975
Aggregator of Loans Backed by Assets
2.814% due 12/16/2042	GBP	1,397	2,096
American Home Mortgage Investment Trust
2.069% due 10/25/2034		$282	283
2.378% due 02/25/2045		168	168
Banc of America Commercial Mortgage Trust
5.536% due 04/10/2049		2,526	2,692
5.597% due 04/10/2049		92	92
5.617% due 07/10/2046		2,092	2,202
Banc of America Funding Trust
0.454% due 07/25/2037		1,206	1,052
2.868% due 01/20/2047 ^		490	412
Banc of America Mortgage Trust
2.551% due 07/25/2034		810	819
2.663% due 08/25/2034		2,528	2,494
2.735% due 05/25/2033		442	447
6.500% due 10/25/2031		7	7
BCAP LLC Trust
0.341% due 09/26/2035		580	574
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		1,244	1,254
2.510% due 04/25/2033		5	5
2.515% due 03/25/2035		1,459	1,465
2.522% due 01/25/2035		196	187
2.594% due 02/25/2033		1	1
2.722% due 01/25/2034		24	25
2.754% due 07/25/2034		346	339
2.755% due 01/25/2035		4,099	3,995
Bear Stearns ALT-A Trust
0.334% due 02/25/2034		495	447
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		345	368
Bear Stearns Structured Products, Inc. Trust
2.514% due 01/26/2036		1,117	913
3.068% due 12/26/2046		618	488
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.454% due 01/25/2035		78	71
Citigroup Commercial Mortgage Trust
6.134% due 12/10/2049		830	907
Citigroup Mortgage Loan Trust, Inc.
2.530% due 05/25/2035		198	196

2.573% due 08/25/2035 ^		799	582
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		15,829	16,547
5.299% due 01/15/2046		3,474	3,553
Countrywide Alternative Loan Trust
0.354% due 05/25/2047		592	497
6.000% due 10/25/2033		13	14
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		589	507
2.408% due 11/25/2034		674	640
2.416% due 11/20/2034		1,370	1,320
2.467% due 02/20/2035		1,065	1,053
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,636	3,837
5.448% due 01/15/2049		10	10
5.648% due 03/15/2039		13,378	13,801
5.807% due 06/15/2038		5,034	5,218
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.536% due 09/27/2036		5,069	5,082
2.598% due 09/26/2047		623	614
DBRR Trust
0.853% due 02/25/2045		313	312
Deco Pan Europe Ltd.
0.263% due 04/27/2018	EUR	2,143	2,274
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.329% due 06/26/2035		$392	392
Eurosail PLC
0.196% due 12/10/2044	EUR	187	195
1.262% due 09/13/2045	GBP	1,257	1,852
1.512% due 06/13/2045		9,300	13,719
Extended Stay America Trust
2.958% due 12/05/2031		$500	512
First Horizon Alternative Mortgage Securities Trust
2.196% due 09/25/2034		1,451	1,422
First Horizon Mortgage Pass-Through Trust
2.610% due 08/25/2035		436	401
2.625% due 02/25/2035		2,416	2,421
Fosse Master Issuer PLC
2.663% due 10/18/2054	GBP	300	448
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		$7,263	7,771
GMAC Mortgage Corp. Loan Trust
2.738% due 11/19/2035		259	234
Granite Master Issuer PLC
0.316% due 12/20/2054		2,343	2,330
0.376% due 12/20/2054		364	363
0.825% due 12/20/2054	GBP	380	562
Granite Mortgages PLC
0.440% due 01/20/2044	EUR	52	56
0.943% due 01/20/2044	GBP	45	67
0.946% due 09/20/2044		323	477
Great Hall Mortgages PLC
0.400% due 06/18/2039		$2,359	2,238
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,900	2,007
Grifonas Finance PLC
0.394% due 08/28/2039	EUR	1,318	977
GSR Mortgage Loan Trust
2.543% due 09/25/2034		$168	160
2.671% due 09/25/2035		841	846
HarborView Mortgage Loan Trust
0.398% due 05/19/2035		132	111
2.608% due 07/19/2035		695	630
Hercules Eclipse PLC
0.805% due 10/25/2018	GBP	6,046	8,866
Impac CMB Trust
1.174% due 07/25/2033		$183	177
Indus Eclipse PLC
0.735% due 01/25/2020	GBP	2,327	3,412
Infinity Classico
0.238% due 02/15/2024	EUR	846	897
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		$7,188	7,496
5.397% due 05/15/2045		2,364	2,467
5.420% due 01/15/2049		562	597
5.882% due 02/15/2051		1,300	1,395
JPMorgan Commercial Mortgage-Backed Securities Trust
5.641% due 03/18/2051		2,278	2,370
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		33	30
Juno Eclipse Ltd.
0.228% due 11/20/2022	EUR	1,961	2,076
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		$1,421	1,492

MASTR Asset Securitization Trust
5.500% due 09/25/2033		8	8
Merrill Lynch Mortgage Investors Trust
0.424% due 11/25/2035		274	260
0.834% due 09/25/2029		1,381	1,379
1.172% due 10/25/2035		160	153
1.944% due 01/25/2029		3	4
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,891
Morgan Stanley Capital Trust
5.413% due 03/12/2044		2,030	2,062
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.454% due 12/25/2035		831	749
0.484% due 04/25/2035		3,220	3,176
Prime Mortgage Trust
0.574% due 02/25/2034		10	10
Residential Funding Mortgage Securities, Inc. Trust
2.990% due 09/25/2035 ^		1,094	873
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		12	12
Structured Adjustable Rate Mortgage Loan Trust
1.528% due 01/25/2035		305	247
2.474% due 08/25/2034		523	518
2.537% due 08/25/2035		304	285
2.545% due 02/25/2034		358	357
Structured Asset Mortgage Investments Trust
0.454% due 02/25/2036		187	152
0.838% due 09/19/2032		4	4
Structured Asset Securities Corp. Trust
2.610% due 10/28/2035		154	148
Ulysses European Loan Conduit PLC
0.725% due 07/25/2017	GBP	2,700	3,929
Vulcan European Loan Conduit Ltd.
0.328% due 05/15/2017	EUR	360	381
Wachovia Bank Commercial Mortgage Trust
5.421% due 04/15/2047		$129	130
5.749% due 07/15/2045		1,192	1,249
WaMu Mortgage Pass-Through Certificates Trust
0.444% due 12/25/2045		149	144
0.514% due 01/25/2045		1,040	986
0.858% due 01/25/2047		363	330
1.328% due 11/25/2042		57	54
1.528% due 06/25/2042		36	35
1.528% due 08/25/2042		136	125
Washington Mutual Mortgage Loan Trust
1.317% due 05/25/2041		17	16
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 03/25/2035		352	358
2.615% due 12/25/2034		384	380
2.615% due 01/25/2035		487	494
2.615% due 03/25/2036		455	454
2.619% due 09/25/2034		7,150	7,338

Total Mortgage-Backed Securities (Cost $188,086)			183,916

ASSET-BACKED SECURITIES 11.3%
ACE Securities Corp.
0.234% due 10/25/2036		115	64
1.074% due 12/25/2034		1,518	1,390
Ally Auto Receivables Trust
0.680% due 07/17/2017		9,500	9,508
ALM Ltd.
1.493% due 07/18/2022		1,039	1,039
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.674% due 09/25/2035		7,100	6,355
Amortizing Residential Collateral Trust
0.754% due 07/25/2032		13	12
Ares European CLO BV
0.338% due 08/15/2024	EUR	1,968	2,097
Asset-Backed Funding Certificates Trust
0.849% due 06/25/2035		$10,799	9,856
Asset-Backed Securities Corp. Home Equity Loan Trust
0.724% due 09/25/2034		74	74
1.825% due 03/15/2032		129	124
Atrium CDO Corp.
1.357% due 11/16/2022		4,123	4,128
Avoca CLO PLC
0.372% due 01/16/2023	EUR	637	680
Bacchus Ltd.
0.497% due 01/20/2019		$438	439
Bear Stearns Asset-Backed Securities Trust
1.174% due 10/25/2037		2,381	2,241
Cadogan Square CLO BV
0.360% due 08/12/2022	EUR	1,208	1,290
0.391% due 01/17/2023		1,633	1,733

Carlyle High Yield Partners Ltd.
0.482% due 04/19/2022		$916	899
Cavalry CLO Ltd.
1.528% due 01/16/2024		10,200	10,166
CIFC Funding Ltd.
1.553% due 01/19/2023		9,900	9,911
Citigroup Mortgage Loan Trust, Inc.
0.654% due 09/25/2035 ^		6,200	5,877
Countrywide Asset-Backed Certificates
0.354% due 09/25/2036		3,309	3,245
0.654% due 12/25/2031		34	26
0.874% due 12/25/2033		1,924	1,842
0.974% due 03/25/2033		1,305	1,209
Countrywide Asset-Backed Certificates Trust
0.431% due 05/25/2036		143	143
Credit Suisse First Boston Mortgage Securities Corp.
0.791% due 01/25/2032		8	7
Duane Street CLO Ltd.
0.487% due 11/14/2021		626	622
Educational Services of America, Inc.
1.324% due 09/25/2040		2,187	2,210
Elm CLO Ltd.
1.676% due 01/17/2023		8,000	7,999
Equity One Mortgage Pass-Through Trust
0.734% due 11/25/2032		4	4
First Franklin Mortgage Loan Trust
0.654% due 05/25/2035		300	279
Four Corners CLO Ltd.
0.526% due 01/26/2020		1,531	1,525
Franklin CLO Ltd.
0.531% due 06/15/2018		1,552	1,544
Galaxy CLO Ltd.
1.551% due 08/20/2022		1,100	1,100
Gateway Euro CLO S.A.
0.398% due 04/25/2023	EUR	586	631
GE-WMC Mortgage Securities Trust
0.214% due 08/25/2036		$16	9
Goldentree Loan Opportunities Ltd.
0.952% due 10/18/2021		1,017	1,015
GSAMP Trust
0.564% due 01/25/2036		1,067	889
Halcyon Structured Asset Management European CLO BV
0.381% due 01/25/2023	EUR	1,033	1,100
Highbridge Loan Management Ltd.
1.497% due 09/20/2022		$5,500	5,506
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	842	897
Inwood Park CDO Ltd.
0.482% due 01/20/2021		$3,768	3,759
JPMorgan Mortgage Acquisition Corp.
0.354% due 02/25/2036		844	810
0.404% due 05/25/2035		8,820	8,605
Jubilee CDO BV
0.365% due 08/21/2021	EUR	470	500
0.932% due 10/15/2019		3,227	3,470
LCM LP
1.453% due 07/14/2022		$5,330	5,329
Leopard CLO BV
0.346% due 07/24/2023	EUR	4,126	4,392
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		$5,400	5,388
Madison Park Funding Ltd.
1.521% due 06/15/2022		763	764
Massachusetts Educational Financing Authority
1.206% due 04/25/2038		656	661
Mercator CLO PLC
0.283% due 02/18/2024	EUR	2,406	2,558
Merrill Lynch Mortgage Investors Trust
0.374% due 08/25/2036		$409	405
Motor PLC
0.804% due 06/25/2022		10,000	10,006
MT Wilson CLO Ltd.
0.482% due 07/11/2020		980	977
Navient Private Education Loan Trust
1.402% due 12/15/2028		2,100	2,113
Octagon Investment Partners Ltd.
0.497% due 04/23/2020		1,770	1,759
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		1,492	1,517
Panther CDO BV
0.364% due 03/20/2084	EUR	8,796	9,151
Prospero CLO BV
0.300% due 10/20/2022		840	898
Queen Street CLO BV
0.328% due 08/15/2024		3,527	3,781

RAAC Trust
0.654% due 03/25/2037		$803	778
Renaissance Home Equity Loan Trust
0.674% due 12/25/2033		3,939	3,848
Residential Asset Securities Corp. Trust
0.494% due 01/25/2036		6,026	5,868
1.056% due 01/25/2034		5,086	4,555
SLC Student Loan Trust
0.337% due 11/15/2021		13	13
0.387% due 11/15/2021		13,905	13,876
SLM Private Credit Student Loan Trust
0.451% due 03/15/2024		1,353	1,341
0.461% due 12/15/2023		790	782
SLM Private Education Loan Trust
0.925% due 10/16/2023		1,540	1,545
1.225% due 06/15/2023		1,590	1,596
1.275% due 12/15/2021		369	370
SLM Student Loan Trust
1.756% due 04/25/2023		586	602
South Carolina Student Loan Corp.
1.012% due 03/02/2020		1,967	1,973
Specialty Underwriting & Residential Finance Trust
0.564% due 12/25/2036		4,800	4,112
SpringCastle America Funding LLC
2.700% due 05/25/2023		9,680	9,716
Stone Tower CLO Ltd.
0.487% due 04/17/2021		1,434	1,417
Structured Asset Investment Loan Trust
0.879% due 03/25/2034		681	634
1.149% due 10/25/2033		1,101	1,069
Sunrise SRL
0.542% due 08/27/2031	EUR	1,439	1,545
Symphony CLO LP
1.554% due 04/16/2022		$1,000	1,001
Voya CLO Ltd.
1.570% due 10/15/2022 (a)		4,800	4,800
1.615% due 10/15/2022 (a)		5,300	5,268
Wells Fargo Home Equity Asset-Backed Securities Trust
0.434% due 05/25/2036		1,100	1,034
Wood Street CLO BV
0.431% due 11/22/2021	EUR	690	735

Total Asset-Backed Securities (Cost $236,376)			235,006

SOVEREIGN ISSUES 10.0%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		2,200	1,739
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,218
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,185
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	43,000	13,078
0.000% due 10/01/2015		269,500	79,289
0.000% due 01/01/2016		150,700	42,927
0.000% due 04/01/2016		45,300	12,508
0.000% due 01/01/2017		33,000	8,293
Export-Import Bank of Korea
1.003% due 01/14/2017		$4,600	4,624
1.121% due 09/17/2016		700	703
1.250% due 11/20/2015		8,700	8,728
Korea Development Bank
0.882% due 01/22/2017		800	800
3.250% due 03/09/2016		6,300	6,430
3.250% due 09/20/2016		1,500	1,545
3.875% due 05/04/2017		1,200	1,260
Korea Housing Finance Corp.
3.500% due 12/15/2016		1,500	1,554
Korea Land & Housing Corp.
1.875% due 08/02/2017		500	501
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	3,179	229
5.000% due 06/16/2016 (d)		6,887	474
Province of Ontario
1.000% due 07/22/2016		$2,800	2,816
1.100% due 10/25/2017		13,600	13,635

Republic of Germany
2.500% due 08/15/2046	EUR	1,400	2,315

Total Sovereign Issues (Cost $242,936)			208,851

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.7%
CERTIFICATES OF DEPOSIT 0.8%
Intesa Sanpaolo SpA
1.632% due 04/11/2016		$14,600	14,649
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		2,200	2,205

			16,854

COMMERCIAL PAPER 1.4%
Ford Motor Credit Co.
0.680% due 04/21/2015		1,900	1,899
Kinder Morgan, Inc.
1.300% due 04/13/2015		10,000	9,996
Vodafone Group PLC
0.600% due 06/29/2015		18,000	17,986

			29,881

REPURCHASE AGREEMENTS (e) 0.1%
			2,841

MEXICO TREASURY BILLS 6.4%
3.033% due 04/01/2015 - 05/28/2015 (c)	MXN	2,052,200	134,083

U.S. TREASURY BILLS 0.0%
0.015% due 05/14/2015 (j)		$71	71

Total Short-Term Instruments (Cost $199,258)			183,730

Total Investments in Securities (Cost $2,303,238)			2,245,422

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		2,755,155	27,323

Total Short-Term Instruments (Cost $27,320)			27,323

Total Investments in Affiliates (Cost $27,320)			27,323

Total Investments 108.8% (Cost $2,330,558)			$2,272,745
Financial Derivative Instruments (g)(i) 3.1% (Cost or Premiums, net $2,774)			63,500
Other Assets and Liabilities, net (11.9%)			(246,846)

Net Assets 100.0%			$2,089,399

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$2,841	Freddie Mac 2.080% due 10/17/2022	$(2,899)	$2,841	$2,841

Total Repurchase Agreements						$(2,899)	$2,841	$2,841

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.240%	03/05/2015	06/05/2015	$(1,549)	$(1,549)
	0.240%	03/06/2015	05/06/2015	(2,372)	(2,372)

Total Reverse Repurchase Agreements					$(3,921)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.240%	03/04/2015	04/06/2015	$(1,033)	$(1,033)

Total Sale-Buyback Transactions					$(1,033)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $2,295 at a weighted average interest rate of 0.246%.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	04/01/2045	$100	$(111)	$(111)
Fannie Mae	6.000%	04/01/2045	3,000	(3,405)	(3,423)
Freddie Mac	5.000%	04/01/2045	500	(552)	(555)

Total Short Sales				$(4,068)	$(4,089)

(f)	Securities with an aggregate market value of $4,954 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$119.000	05/22/2015	440	$(130)	$(95)

Total Written Options				$(130)	$(95)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2018	1,707	$(1,363)	$0	$(171)
90-Day Eurodollar March Futures	Short	03/2018	857	(1,112)	0	(96)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	197	15	9	(9)
Euro-Bund 10-Year Bond June Futures	Long	06/2015	609	1,258	183	(39)
Euro-Schatz June Futures	Long	06/2015	580	(4)	0	(4)
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	197	18	8	0
U.S. Treasury 5-Year Note June Futures	Short	06/2015	1,602	(2,379)	0	(325)
U.S. Treasury 10-Year Note June Futures	Long	06/2015	945	1,349	295	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	1,968	(906)	110	(37)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	57	(13)	2	(1)

Total Futures Contracts				$(3,137)	$607	$(682)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
General Electric Capital Corp.	1.000%	06/20/2017	0.360%	$1,900	$28	$(9)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	(1.000%	)	06/20/2020	EUR 7,700	$(188)	$0	$0	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		$161,200	$(2,921)	$(2,728)	$0	$(259)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		172,700	(2,707)	(2,560)	0	(277)
Receive	3-Month USD-LIBOR	1.750%	03/19/2020		23,800	(267)	(415)	0	(42)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	1,600	(26)	(20)	0	0
Receive	6-Month GBP-LIBOR	1.550%	10/06/2016		3,000	(32)	(32)	0	0
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016		18,200	(181)	(12)	0	0
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017		26,200	(372)	(76)	2	0
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017		8,100	(201)	(2)	1	0
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017		1,300	(31)	(31)	0	0
Pay	28-Day MXN-TIIE	3.960%	05/16/2016	MXN	1,602,700	3	3	7	0
Pay	28-Day MXN-TIIE	4.035%	02/03/2017		843,900	(155)	7	21	0
Pay	28-Day MXN-TIIE	5.250%	06/11/2018		15,300	15	(6)	1	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		18,800	28	(4)	1	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		360,000	(125)	(125)	40	0
Pay	28-Day MXN-TIIE	5.280%	10/02/2019		370,000	103	103	49	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		354,500	(150)	(150)	47	0
Pay	28-Day MXN-TIIE	5.575%	03/16/2022		224,800	(124)	(125)	30	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		52,600	(2)	59	5	0
Pay	28-Day MXN-TIIE	6.410%	11/07/2029		130,400	83	150	29	0

						$(7,062)	$(5,964)	$233	$(578)

Total Swap Agreements						$(7,222)	$(5,973)	$233	$(578)

(h)	Securities with an aggregate market value of $12,864 and cash of $4,846 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$23,170	GBP	15,608	$0	$(17)
	05/2015	GBP	15,608		$23,165	18	0
BOA	04/2015	ILS	66,821		16,888	95	0
	04/2015	MXN	72,978		5,211	427	0
	04/2015		$2,642	AUD	3,465	0	(2)
	04/2015		42,239	JPY	5,048,846	0	(142)
	05/2015	CAD	21,211		$19,324	2,584	0
	05/2015	EUR	8,791		9,619	161	0
	05/2015	JPY	5,048,846		42,256	139	0
	05/2015	MXN	27,490		1,797	0	(2)
	05/2015		$2,925	EUR	2,672	0	(51)
	05/2015		315	MXN	4,620	0	(12)
	06/2015	ILS	3,596		$914	11	0
BPS	04/2015	BRL	15,777		4,972	35	(6)
	04/2015	ILS	1,782		447	0	0
	04/2015		$2,723	AUD	3,586	9	0
	04/2015		5,104	BRL	15,777	1	(161)
	04/2015		110	ILS	441	1	0
	04/2015		6,623	MXN	99,663	0	(89)
	05/2015	BRL	1,593		$489	0	(6)
	05/2015	MXN	99,663		6,607	86	0
	05/2015		$1,075	EUR	949	0	(54)
	05/2015		20,251	JPY	2,400,000	0	(230)
	05/2015		6,564	MXN	98,712	0	(105)
	06/2015		3,353	EUR	2,501	0	(661)
	06/2015		135	ILS	533	0	(1)
	07/2015	BRL	314		$130	34	0
	10/2015		107,100		40,171	8,447	0
	01/2017		20,000		7,269	1,986	0
BRC	04/2015		$1,492	INR	93,662	11	0
	05/2015	BRL	3,897		$1,211	0	0
	05/2015	MXN	22,089		1,484	39	0
	05/2015		$1,207	MXN	18,209	0	(16)
	06/2015	EUR	3,372		$4,490	860	0
CBK	04/2015	AUD	6,908		5,366	104	0
	04/2015	BRL	17,270		5,272	0	(133)
	05/2015	EUR	13,168		14,213	81	(36)
	05/2015	MXN	37,547		2,424	7	(40)
	05/2015		$5,231	BRL	17,270	136	0
	05/2015		18,506	EUR	17,223	25	0
	05/2015		3,048	MXN	46,051	11	(46)
	06/2015		1,284	INR	81,050	0	0
DUB	04/2015	BRL	83,823		$26,322	266	(202)
	04/2015	ILS	21,834		5,554	67	0
	04/2015	JPY	7,412,646		62,033	227	0
	04/2015		$22,145	BRL	70,526	229	(276)
	05/2015	MXN	582,170		$42,170	4,137	0
	05/2015		$3,996	BRL	13,297	136	0
	06/2015	MXN	35,996		$2,329	0	(21)
	07/2015	BRL	13,768		5,221	1,023	0
	10/2015		156,700		52,620	6,397	(193)
FBF	04/2015		69,574		21,688	0	(112)
	04/2015	MXN	588,546		42,986	4,428	0
	04/2015		$28,069	BRL	86,844	187	(1,051)
	05/2015	MXN	75,216		$5,490	572	0
	05/2015		$1,700	BRL	5,479	4	(1)
	05/2015		833	MXN	12,613	0	(8)
	06/2015	EUR	8,998		$11,976	2,291	0
	10/2015	BRL	5,700		1,666	0	(23)
	04/2016		45,300		12,601	0	(190)
GLM	04/2015		7,130		2,222	0	(11)
	04/2015	ILS	11,718		2,989	44	0
	04/2015	MXN	39,010		2,580	23	0
	04/2015		$6,490	BRL	20,426	3	(99)
	04/2015		25,796	ILS	101,715	0	(235)
	04/2015		33,698	JPY	4,043,600	39	(22)
	05/2015	BRL	6,329		$1,965	0	(2)
	05/2015	CHF	292		317	16	0
	05/2015	EUR	165,969		189,488	10,919	0
	05/2015		$6,637	EUR	5,960	18	(243)
	05/2015		420	MXN	6,286	0	(9)
	06/2015	ILS	101,715		$25,804	241	0
	06/2015	INR	151,889		2,402	0	(4)
	06/2015		$13,231	EUR	9,869	0	(2,608)
	07/2015	BRL	14,407		$5,946	1,553	0
HUS	04/2015		27,769		9,571	870	0
	04/2015		$8,656	BRL	27,769	45	0
	05/2015		1,923	MXN	28,982	0	(27)
JPM	04/2015	BRL	19,402		$7,646	1,567	0
	04/2015	INR	33,734		530	0	(12)
	04/2015	JPY	1,679,800		13,929	0	(77)
	04/2015	MXN	140,468		9,545	346	0
	04/2015		$6,341	BRL	19,402	9	(271)
	05/2015	EUR	11,599		$12,368	0	(112)
	05/2015		$137	MXN	2,024	0	(4)
	06/2015	ILS	1,236		$306	0	(4)
	01/2016	BRL	97,300		33,229	5,133	0
MSB	04/2015		113,490		35,147	0	(413)
	04/2015	GBP	19,900		30,000	481	0
	04/2015	MXN	31,754		2,103	24	(2)
	04/2015		$35,573	BRL	113,490	159	(172)
	05/2015	MXN	596,177		$42,924	3,974	0
	07/2015	BRL	45,000		18,405	4,685	0
	08/2015	SAR	3,613		962	0	(1)
	08/2015		$961	SAR	3,613	2	0
	01/2016	BRL	53,400		$18,569	3,150	0
NGF	04/2015	MXN	42,132		2,790	29	0
RBC	04/2015		$16,880	CAD	21,047	0	(263)
SCX	05/2015		1,824	MXN	26,753	0	(73)
SOG	04/2015	CAD	21,047		$16,815	197	0
	05/2015		$16,807	CAD	21,047	0	(197)
UAG	04/2015	BRL	30,009		$9,485	106	(24)
	04/2015	GBP	15,608		24,126	973	0
	04/2015	INR	59,928		956	0	(6)
	04/2015		$9,408	BRL	30,009	98	(104)
	05/2015	EUR	1,605		$1,748	21	0
	05/2015	MXN	122,914		8,979	941	0
	05/2015		$2,341	EUR	2,050	0	(135)
	06/2015		943	INR	59,928	6	0

Total Forward Foreign Currency Contracts						$70,944	$(9,017)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	$8,300	$18	$8
MSB	Call - OTC USD versus SAR		3.759	07/30/2015	2,700	8	2

						$26	$10

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$270,100	$3,923	$2,767

Total Purchased Options							$3,949	$2,777

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus ILS	ILS	4.070	04/15/2015	$3,200	$(25)	$(6)
	Put - OTC USD versus JPY	JPY	113.000	05/22/2015	5,200	(75)	(5)
	Put - OTC USD versus JPY		80.000	02/18/2019	8,300	(472)	(70)
BPS	Put - OTC USD versus JPY		115.500	04/15/2015	21,200	(147)	(8)
CBK	Call - OTC USD versus ILS	ILS	4.070	05/22/2015	1,800	(15)	(12)
	Call - OTC USD versus ILS		4.170	06/10/2015	3,300	(22)	(13)
	Put - OTC USD versus JPY	JPY	112.000	05/15/2015	1,500	(26)	(1)
	Put - OTC USD versus JPY		99.000	09/30/2015	1,300	(14)	(1)
DUB	Put - OTC USD versus BRL	BRL	3.040	04/23/2015	2,500	(23)	(12)
	Put - OTC USD versus BRL		3.020	05/22/2015	1,700	(17)	(13)
	Put - OTC USD versus BRL		3.080	05/27/2015	3,600	(42)	(48)
	Call - OTC USD versus ILS	ILS	4.120	05/20/2015	2,300	(18)	(9)
	Call - OTC USD versus ILS		4.150	06/04/2015	2,600	(16)	(11)
	Put - OTC USD versus JPY	JPY	112.500	05/22/2015	900	(10)	(1)
FBF	Put - OTC USD versus BRL	BRL	3.116	04/29/2015	2,900	(29)	(29)
	Put - OTC USD versus BRL		3.070	05/29/2015	4,000	(47)	(47)
	Put - OTC USD versus JPY	JPY	111.400	05/14/2015	2,200	(30)	(1)
GLM	Put - OTC USD versus BRL	BRL	3.085	04/28/2015	1,000	(9)	(9)
	Call - OTC USD versus ILS	ILS	4.080	04/29/2015	2,800	(20)	(10)
	Call - OTC USD versus ILS		4.100	05/15/2015	3,400	(24)	(15)
	Call - OTC USD versus ILS		4.160	06/01/2015	5,000	(20)	(18)
	Put - OTC USD versus JPY	JPY	113.500	05/27/2015	2,200	(32)	(3)
HUS	Call - OTC USD versus ILS	ILS	4.130	05/29/2015	2,700	(19)	(12)
JPM	Call - OTC USD versus ILS		4.100	05/07/2015	2,900	(21)	(11)
	Call - OTC USD versus INR	INR	65.900	05/12/2015	5,000	(41)	(4)
	Put - OTC USD versus INR		62.000	06/05/2015	2,500	(15)	(12)
	Call - OTC USD versus INR		65.000	06/05/2015	2,500	(13)	(9)
	Put - OTC USD versus INR		61.500	07/15/2015	2,500	(13)	(10)
	Call - OTC USD versus INR		65.000	07/15/2015	2,500	(22)	(20)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015	2,200	(37)	(12)
UAG	Call - OTC USD versus ILS	ILS	4.110	05/14/2015	2,200	(17)	(9)
	Put - OTC USD versus JPY	JPY	110.000	05/12/2015	1,300	(15)	0
	Put - OTC USD versus JPY		100.000	07/03/2015	1,900	(13)	0

						$(1,359)	$(441)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.250%	05/26/2015	$340,700	$(440)	$(102)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	270,100	(3,295)	(1,971)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850%	06/10/2015	110,000	(415)	(323)

							$(4,150)	$(2,396)

Total Written Options							$(5,509)	$(2,837)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	Venezuela Government International Bond	(5.000%)	06/20/2015	35.002%	$300	$37	$(18)	$19	$0
GST	Venezuela Government International Bond	(5.000%)	06/20/2015	35.002%	1,300	132	(51)	81	0

						$169	$(69)	$100	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.620%	EUR	5,200	$113	$(12)	$101	$0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		$800	(4)	4	0	0
	China Government International Bond	1.000%	06/20/2019	0.713%		2,800	21	13	34	0
	MetLife, Inc.	1.000%	06/20/2017	0.304%		1,000	22	(6)	16	0
	Mexico Government International Bond	1.000%	09/20/2015	0.460%		800	7	(5)	2	0
BPS	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.620%	EUR	1,500	34	(4)	30	0
	Comcast Corp.	1.000%	09/20/2019	0.249%		$700	23	1	24	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.077%	EUR	6,500	(124)	143	19	0
BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.459%		$3,700	59	20	79	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.010%		1,000	(29)	29	0	0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		5,100	(39)	41	2	0
	General Motors Co.	5.000%	09/20/2016	0.647%		2,000	201	(69)	132	0
	MetLife, Inc.	1.000%	03/20/2019	0.561%		2,700	20	27	47	0
	Mexico Government International Bond	1.000%	09/20/2015	0.460%		5,500	(36)	52	16	0
	Mexico Government International Bond	1.000%	03/20/2018	0.897%		4,300	(7)	22	15	0
	Volvo Treasury AB	1.000%	12/20/2019	0.680%	EUR	1,200	10	9	19	0
CBK	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.620%		1,100	25	(3)	22	0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		$1,600	(19)	20	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.296%		27,000	(52)	(37)	0	(89)
	China Government International Bond	1.000%	03/20/2019	0.676%		300	2	2	4	0
	HSBC Bank PLC	1.000%	03/20/2019	0.671%	EUR	3,600	(36)	88	52	0
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		$1,000	5	0	5	0
	Volvo Treasury AB	1.000%	12/20/2019	0.680%	EUR	1,300	14	8	22	0
DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.266%		$7,300	172	(51)	121	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.459%		1,700	36	0	36	0
	China Government International Bond	1.000%	12/20/2018	0.634%		500	6	0	6	0
	China Government International Bond	1.000%	03/20/2019	0.676%		1,800	1	22	23	0
	China Government International Bond	1.000%	06/20/2019	0.713%		1,600	12	7	19	0
	Export-Import Bank of China	1.000%	12/20/2016	0.524%		2,300	(186)	206	20	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.155%		1,000	(64)	79	15	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.346%		7,100	138	(32)	106	0
	MetLife, Inc.	1.000%	06/20/2017	0.304%		3,800	85	(25)	60	0
	MetLife, Inc.	1.000%	03/20/2019	0.561%		1,700	29	1	30	0
	Mexico Government International Bond	1.000%	03/20/2016	0.535%		3,200	(18)	34	16	0
	Mexico Government International Bond	1.000%	06/20/2016	0.581%		7,900	19	24	43	0
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		700	3	0	3	0
FBF	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.620%	EUR	200	4	0	4	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.658%		$3,400	69	(17)	52	0
	Volvo Treasury AB	1.000%	12/20/2019	0.680%	EUR	4,000	32	34	66	0
	Wendel S.A.	5.000%	12/20/2019	0.846%		300	74	(11)	63	0
GST	MetLife, Inc.	1.000%	06/20/2016	0.168%		$3,800	65	(25)	40	0
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		1,900	9	1	10	0
	Wendel S.A.	5.000%	12/20/2019	0.846%	EUR	1,000	251	(40)	211	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	1.024%		$1,000	(10)	10	0	0
	Brazil Government International Bond	1.000%	03/20/2016	1.195%		1,200	(6)	4	0	(2)
	Mexico Government International Bond	1.000%	09/20/2015	0.460%		1,700	13	(8)	5	0
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		700	4	0	4	0
JPM	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.620%	EUR	3,800	85	(11)	74	0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		$400	(4)	4	0	0
	China Government International Bond	1.000%	12/20/2018	0.634%		5,800	57	22	79	0
	China Government International Bond	1.000%	06/20/2019	0.713%		3,800	20	27	47	0
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		800	4	0	4	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.658%		5,000	102	(26)	76	0
	PSEG Power LLC	1.000%	12/20/2018	0.692%		1,700	11	9	20	0
	Volvo Treasury AB	1.000%	12/20/2019	0.680%	EUR	1,100	12	7	19	0
MYC	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.620%		3,400	78	(12)	66	0
	BP Capital Markets America, Inc.	1.000%	03/20/2020	0.653%		2,800	47	5	52	0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		$400	(2)	2	0	0
	France Government Bond	0.250%	12/20/2019	0.324%		5,500	(77)	58	0	(19)
	General Electric Capital Corp.	1.000%	06/20/2016	0.285%		200	(1)	3	2	0
	Volvo Treasury AB	1.000%	12/20/2019	0.680%	EUR	1,100	12	7	19	0
	Wendel S.A.	5.000%	12/20/2019	0.846%		1,600	397	(61)	336	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	1.024%		$500	(5)	5	0	0

							$1,684	$595	$2,389	$(110)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$8,366	$969	$(1,005)	$0	$(36)
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	7,522	(38)	33	0	(5)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	376	47	(49)	0	(2)
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	193	0	2	2	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,734	638	(663)	0	(25)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	470	53	(55)	0	(2)
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	5	5	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	7,802	907	(940)	0	(33)

					$2,576	$(2,672)	$7	$(103)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	8,300	$(1)	$(33)	$0	$(34)
GLM	Pay	1-Year BRL-CDI	11.470%	01/02/2017		25,600	36	(141)	0	(105)
	Pay	1-Year BRL-CDI	13.000%	01/02/2018		1,100	0	0	0	0
HUS	Pay	28-Day MXN-TIIE	5.500%	06/11/2018	MXN	2,700	0	4	4	0

							$35	$(170)	$4	$(139)

Total Swap Agreements							$4,464	$(2,316)	$2,500	$(352)

(j)	Securities with an aggregate market value of $365 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$21,205	$0	$21,205
Corporate Bonds & Notes
Banking & Finance	0	500,739	3,379	504,118
Industrials	0	224,282	0	224,282
Utilities	0	108,690	0	108,690
Municipal Bonds & Notes
California	0	10,602	0	10,602
New Jersey	0	9,512	0	9,512
Texas	0	374	0	374
U.S. Government Agencies	0	215,724	1	215,725
U.S. Treasury Obligations	0	339,411	0	339,411
Mortgage-Backed Securities	0	183,116	800	183,916
Asset-Backed Securities	0	235,006	0	235,006
Sovereign Issues	0	208,851	0	208,851
Short-Term Instruments
Certificates of Deposit	0	16,854	0	16,854
Commercial Paper	0	29,881	0	29,881
Repurchase Agreements	0	2,841	0	2,841
Mexico Treasury Bills	0	134,083	0	134,083
U.S. Treasury Bills	0	71	0	71
	$0	$2,241,242	$4,180	$2,245,422

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,323	$0	$0	$27,323

Total Investments	$27,323	$2,241,242	$4,180	$2,272,745

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,089)	$0	$(4,089)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	607	233	0	840
Over the counter	0	76,221	0	76,221
	$607	$76,454	$0	$77,061

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(682)	(673)	0	(1,355)
Over the counter	0	(12,206)	0	(12,206)

	$(682)	$(12,879)	$0	$(13,561)

Totals	$27,248	$2,300,728	$4,180	$2,332,156

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.9%
SHORT-TERM INSTRUMENTS 102.9%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 10.7%		$4,086

SHORT-TERM NOTES 12.2%
Federal Home Loan Bank
0.190% due 09/29/2015	$1,615	1,615
0.200% due 09/10/2015	3,030	3,030

		4,645

TREASURY REPURCHASE AGREEMENTS (a) 80.0%		30,600

Total Short-Term Instruments (Cost $39,331)		39,331

Total Investments in Securities (Cost $39,331)		39,331

Total Investments 102.9% (Cost $39,331)		$39,331
Other Assets and Liabilities, net (2.9%)		(1,091)

Net Assets 100.0%		$38,240

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
GSC	0.340%	03/31/2015	04/01/2015	3,800	Freddie Mac 3.500% due 09/01/2042	(3,926)	3,800	3,800
SSB	0.000%	03/31/2015	04/01/2015	286	Freddie Mac 2.080% due 10/17/2022	(296)	286	286
Treasury Repurchase Agreements
BCY	0.300%	03/31/2015	04/01/2015	3,800	U.S. Treasury Notes 0.625% due 08/15/2016	(3,876)	3,800	3,800
BOS	0.250%	03/31/2015	04/01/2015	3,800	U.S. Treasury Notes 2.125% due 09/30/2021	(3,879)	3,800	3,800
BPG	0.300%	03/31/2015	04/01/2015	$3,800	U.S. Treasury Notes 2.000% due 10/31/2021	$(3,881)	$3,800	$3,800
BSN	0.250%	03/31/2015	04/01/2015	1,900	U.S. Treasury Bills 0.000% due 09/24/2015	(1,940)	1,900	1,900
IND	0.250%	03/31/2015	04/01/2015	1,900	U.S. Treasury Notes 2.750% due 02/15/2019	(1,940)	1,900	1,900
JPS	0.300%	03/31/2015	04/01/2015	1,900	U.S. Treasury Notes 0.375% due 04/30/2016	(1,941)	1,900	1,900
MBC	0.350%	03/31/2015	04/01/2015	1,900	U.S. Treasury Notes 1.625% due 12/31/2019	(1,952)	1,900	1,900
MSC	0.250%	03/31/2015	04/01/2015	1,900	U.S. Treasury Bonds 3.750% due 11/15/2043	(1,944)	1,900	1,900
RDR	0.320%	03/31/2015	04/01/2015	3,800	U.S. Treasury Notes 2.750% due 02/15/2024	(3,883)	3,800	3,800
RYL	0.200%	03/31/2015	04/01/2015	1,900	U.S. Treasury Notes 1.375% due 11/30/2015	(1,939)	1,900	1,900
SCX	0.280%	03/31/2015	04/01/2015	200	U.S. Treasury Notes 1.500% due 01/31/2022	(204)	200	200
SGY	0.180%	03/31/2015	04/01/2015	1,900	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(1,942)	1,900	1,900
TDM	0.280%	03/31/2015	04/01/2015	1,900	U.S. Treasury Notes 2.125% due 06/30/2021	(1,956)	1,900	1,900

Total Repurchase Agreements						$(35,499)	$34,686	$34,686

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$4,086	$0	$4,086
Short-Term Notes	0	4,645	0	4,645
Treasury Repurchase Agreements	0	30,600	0	30,600

Total Investments	$0	$39,331	$0	$39,331

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.7%
CORPORATE BONDS & NOTES 9.0%
BANKING & FINANCE 6.6%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,800	$1,798
4.625% due 06/26/2015		1,900	1,912
5.500% due 02/15/2017		2,500	2,606
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	1,000	1,147
Banco Popolare SC
3.500% due 03/14/2019		800	911
Banco Santander Chile
1.857% due 01/19/2016		$8,200	8,261
Bankia S.A.
0.255% due 01/25/2016	EUR	1,300	1,398
3.500% due 12/14/2015		8,600	9,459
3.500% due 01/17/2019		3,200	3,750
Barclays Bank PLC
2.010% due 12/21/2020	MXN	12,500	799
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	667
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,100	10,482
BNP Paribas S.A.
0.566% due 11/07/2015		23,600	23,616
BPCE S.A.
0.826% due 11/18/2016		13,700	13,731
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,700	2,987
2.875% due 05/19/2016		7,100	7,792
Citigroup, Inc.
0.775% due 05/01/2017		$32,900	32,828
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		5,200	5,519
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		3,600	3,874
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	799
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,729
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	324
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$3,600	3,650
JPMorgan Chase & Co.
0.806% due 04/25/2018		10,000	9,998
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,130	4,464
15.000% due 12/21/2019	EUR	70	113
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		$100	15
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	1,800	2,852
Navient Corp.
6.250% due 01/25/2016		$2,076	2,141
Rabobank Group
0.586% due 04/28/2017		32,900	32,916
4.000% due 09/10/2015	GBP	2,900	4,362
State Bank of India
2.406% due 01/21/2016		$400	399
Turkiye Garanti Bankasi A/S
2.757% due 04/20/2016		1,500	1,501

			201,800

INDUSTRIALS 0.4%
California Resources Corp.
5.500% due 09/15/2021		8,000	7,170
Chesapeake Energy Corp.
3.503% due 04/15/2019		1,000	965
DISH DBS Corp.
7.125% due 02/01/2016		200	208
7.750% due 05/31/2015		600	605
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	2,936

			11,884

UTILITIES 2.0%
BellSouth Corp.
4.182% due 04/26/2021		$31,900	31,958
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	2,706
Dynegy Finance, Inc.
6.750% due 11/01/2019		$8,000	8,290
Electricite de France S.A.
0.717% due 01/20/2017		5,900	5,912
1.150% due 01/20/2017		1,800	1,807
Petrobras Global Finance BV
1.881% due 05/20/2016		300	284
3.000% due 01/15/2019		300	260
3.250% due 03/17/2017		200	185
4.375% due 05/20/2023		400	343
4.875% due 03/17/2020		200	180
5.375% due 01/27/2021		7,600	6,931
6.625% due 01/16/2034	GBP	200	250

			59,106

Total Corporate Bonds & Notes (Cost $284,198)			272,790

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$690	604

Total Municipal Bonds & Notes (Cost $659)			604

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.236% due 12/25/2036		73	73
0.324% due 08/25/2034		105	104
0.524% due 07/25/2037 - 05/25/2042		126	127
0.614% due 05/25/2036		91	91
0.854% due 02/25/2041		3,204	3,247
1.321% due 07/01/2044 - 09/01/2044		60	62
2.194% due 05/25/2035		629	656
2.320% due 11/01/2024		10	10
5.250% due 10/01/2035		269	286
Freddie Mac
0.325% due 10/15/2020		548	549
0.405% due 02/15/2019		60	60
0.434% due 08/25/2031		62	61
0.625% due 08/15/2033		2,523	2,529
1.220% due 10/25/2044		3,753	3,853
1.314% due 02/25/2045		1,162	1,192
2.372% due 01/01/2034		116	124
5.309% due 12/01/2035		81	86
Freddie Mac Strips
0.625% due 09/15/2042		11,021	11,094
Ginnie Mae
0.476% due 03/20/2037		3,533	3,542
NCUA Guaranteed Notes
0.621% due 10/07/2020		2,931	2,949
0.735% due 12/08/2020		4,619	4,663
Small Business Administration
5.902% due 02/10/2018		245	263
6.020% due 08/01/2028		1,232	1,417

Total U.S. Government Agencies (Cost $36,458)			37,038

U.S. TREASURY OBLIGATIONS 98.5%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)		9,800	9,717
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)		171,836	173,648
0.125% due 01/15/2022 (f)		192,807	194,705
0.125% due 07/15/2022 (f)		382,793	387,398
0.125% due 01/15/2023 (f)		115,543	116,193
0.250% due 01/15/2025 (f)		48,275	48,721
0.375% due 07/15/2023 (f)(h)(j)		132,179	135,742
0.500% due 04/15/2015 (j)		2,912	2,920
0.625% due 07/15/2021 (f)		277,062	290,785
0.625% due 02/15/2043 (f)(j)		11,427	11,242
0.750% due 02/15/2042 (j)		9,558	9,702
0.750% due 02/15/2045		37,323	38,101
1.125% due 01/15/2021 (h)(j)		24,469	26,299

1.250% due 07/15/2020 (f)		132,896	144,234
1.375% due 01/15/2020 (f)(j)		119,126	128,916
1.375% due 02/15/2044		91,267	107,652
1.750% due 01/15/2028 (f)		102,442	120,145
1.875% due 07/15/2015		42,060	42,736
1.875% due 07/15/2019 (h)(j)		9,305	10,271
2.000% due 01/15/2016 (h)		34,212	35,102
2.000% due 01/15/2026 (f)		140,261	166,495
2.125% due 02/15/2040 (f)		36,363	48,686
2.125% due 02/15/2041 (j)		1,067	1,443
2.375% due 01/15/2025 (f)		157,098	190,751
2.375% due 01/15/2027 (f)		157,905	195,161
2.500% due 01/15/2029 (f)		55,353	70,882
3.625% due 04/15/2028 (f)		45,849	64,822
3.875% due 04/15/2029 (f)(j)		149,186	219,572

Total U.S. Treasury Obligations (Cost $2,985,104)			2,992,041

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
1.878% due 09/25/2045		393	380
Arran Residential Mortgages Funding PLC
1.497% due 11/19/2047	EUR	10,948	11,842
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$420	447
Banc of America Funding Trust
2.699% due 02/20/2036		939	934
2.868% due 01/20/2047 ^		432	363
Banc of America Mortgage Trust
2.315% due 11/25/2034		79	76
2.643% due 02/25/2036 ^		674	578
2.678% due 06/25/2035		173	166
6.500% due 09/25/2033		25	26
Banc of America Re-REMIC Trust
5.592% due 06/24/2050		1,488	1,545
5.649% due 02/17/2051		887	932
BCAP LLC Trust
5.419% due 03/26/2037		1,900	1,873
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035		337	340
2.260% due 08/25/2035		259	261
2.410% due 10/25/2035		1,337	1,321
2.515% due 03/25/2035		116	116
2.549% due 01/25/2035		618	598
2.641% due 03/25/2035		563	550
2.680% due 03/25/2035		457	462
Bear Stearns ALT-A Trust
2.651% due 09/25/2035		2,543	2,192
2.696% due 03/25/2036 ^		730	559
Chase Mortgage Finance Trust
2.474% due 02/25/2037		74	73
ChaseFlex Trust
6.000% due 02/25/2037 ^		614	542
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.454% due 01/25/2035		19	17
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		43	42
2.230% due 09/25/2035		195	196
2.280% due 09/25/2035		208	209
2.510% due 10/25/2035		1,146	1,138
2.530% due 05/25/2035		59	59
2.715% due 09/25/2037 ^		1,302	1,173
Commercial Mortgage Trust
3.156% due 07/10/2046		1,310	1,317
Countrywide Alternative Loan Trust
0.344% due 05/25/2047		8,483	7,167
0.354% due 05/25/2047		228	191
0.356% due 02/20/2047		759	573
0.364% due 09/25/2046 ^		6,686	5,709
0.454% due 12/25/2035		39	34
1.128% due 12/25/2035		176	146
6.000% due 01/25/2037 ^		315	278
Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 11/19/2033		40	40
2.539% due 05/20/2036 ^		180	148
5.500% due 08/25/2035		216	211
Countrywide Home Loan Reperforming REMIC Trust
0.514% due 06/25/2035		169	150
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,131	1,172
5.467% due 09/18/2039		1,206	1,251
Deutsche ALT-B Securities, Inc.
0.274% due 10/25/2036 ^		23	15
First Horizon Alternative Mortgage Securities Trust
2.219% due 06/25/2034		357	351

First Horizon Mortgage Pass-Through Trust
2.571% due 02/25/2035		1,405	1,413
2.610% due 08/25/2035		872	802
Granite Mortgages PLC
0.946% due 09/20/2044	GBP	151	224
Greenpoint Mortgage Funding Trust
0.444% due 11/25/2045		$216	182
0.614% due 06/25/2045		370	316
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,710
GSR Mortgage Loan Trust
2.671% due 09/25/2035		641	644
2.752% due 01/25/2035		370	354
HarborView Mortgage Loan Trust
0.398% due 05/19/2035		118	99
0.458% due 02/19/2036		240	182
0.516% due 06/20/2035		126	119
IndyMac Mortgage Loan Trust
2.523% due 12/25/2034		244	223
2.751% due 11/25/2035 ^		1,015	917
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		1,298	1,403
JPMorgan Mortgage Trust
2.169% due 07/27/2037		1,100	954
2.529% due 08/25/2035 ^		453	431
2.538% due 02/25/2035		413	413
2.540% due 07/25/2035		319	321
2.548% due 08/25/2035		466	460
2.579% due 07/25/2035		791	793
5.027% due 09/25/2035		166	163
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		218	232
MASTR Adjustable Rate Mortgages Trust
2.667% due 11/21/2034		417	426
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.875% due 11/15/2031		210	207
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.615% due 12/15/2030		203	195
Merrill Lynch Mortgage Investors Trust
0.384% due 02/25/2036		566	521
0.424% due 11/25/2035		437	414
1.172% due 10/25/2035		280	267
1.582% due 10/25/2035		1,077	1,049
5.389% due 12/25/2035		301	278
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	215
Morgan Stanley Capital Trust
5.909% due 06/11/2049		573	623
Morgan Stanley Mortgage Loan Trust
2.121% due 06/25/2036		701	673
Residential Accredit Loans, Inc. Trust
0.474% due 08/25/2035		161	126
Royal Bank of Scotland Capital Funding Trust
6.028% due 12/16/2049		2,244	2,349
Sequoia Mortgage Trust
0.376% due 07/20/2036		1,573	1,474
0.878% due 10/19/2026		75	74
Structured Adjustable Rate Mortgage Loan Trust
0.651% due 06/25/2035		33	33
1.528% due 01/25/2035		162	131
2.537% due 08/25/2035		221	207
2.545% due 02/25/2034		242	241
2.587% due 12/25/2034		436	425
Structured Asset Mortgage Investments Trust
0.364% due 06/25/2036		116	97
0.384% due 04/25/2036		488	359
0.428% due 07/19/2035		1,412	1,341
0.838% due 10/19/2034		118	114
Structured Asset Securities Corp. Trust
2.610% due 10/28/2035		60	58
Swan Trust
3.530% due 04/25/2041	AUD	249	191
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	7,114
WaMu Mortgage Pass-Through Certificates Trust
0.434% due 11/25/2045		229	212
0.464% due 10/25/2045		1,317	1,217
0.858% due 01/25/2047		887	807
0.898% due 05/25/2047		532	457
0.931% due 12/25/2046		123	116
1.128% due 02/25/2046		190	180
1.328% due 11/25/2042		24	23
2.192% due 07/25/2046		791	715
2.192% due 11/25/2046		111	101
2.392% due 12/25/2035		259	240
5.049% due 08/25/2035		138	131

Wells Fargo Mortgage-Backed Securities Trust
2.619% due 09/25/2034		98	101

Total Mortgage-Backed Securities (Cost $87,387)			88,620

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.556% due 10/27/2025		6,712	6,727
Aquilae CLO PLC
0.401% due 01/17/2023	EUR	850	908
Asset-Backed Funding Certificates Trust
0.874% due 06/25/2034		$961	903
Bear Stearns Asset-Backed Securities Trust
0.834% due 10/25/2032		17	16
Carlyle High Yield Partners Ltd.
0.482% due 04/19/2022		1,375	1,348
Citigroup Mortgage Loan Trust, Inc.
0.254% due 01/25/2037		203	139
College Loan Corp. Trust
0.506% due 01/25/2024		800	775
Countrywide Asset-Backed Certificates
0.354% due 07/25/2036		2,187	2,151
0.421% due 04/25/2036		99	98
Credit-Based Asset Servicing and Securitization LLC
0.231% due 11/25/2036		92	53
Equity One Mortgage Pass-Through Trust
0.474% due 04/25/2034		90	75
First Franklin Mortgage Loan Trust
0.854% due 11/25/2035		7,531	7,497
GSAMP Trust
0.244% due 12/25/2036		109	60
HSI Asset Securitization Corp. Trust
0.224% due 10/25/2036		8	5
Magi Funding PLC
0.429% due 04/11/2021	EUR	424	455
Merrill Lynch Mortgage Investors Trust
0.254% due 09/25/2037		$26	10
0.294% due 02/25/2037		406	193
Morgan Stanley IXIS Real Estate Capital Trust
0.224% due 11/25/2036		13	7
Nautique Funding Ltd.
0.503% due 04/15/2020		419	414
North Carolina State Education Assistance Authority
0.706% due 10/26/2020		622	622
NYLIM Flatiron CLO Ltd.
0.476% due 08/08/2020		270	268
OneMain Financial Issuance Trust
2.470% due 09/18/2024		14,700	14,662
Park Place Securities, Inc.
0.434% due 09/25/2035		6	6
Penta CLO S.A.
0.398% due 06/04/2024	EUR	2,859	3,046
RAAC Trust
0.364% due 09/25/2045		$368	367
Renaissance Home Equity Loan Trust
0.934% due 12/25/2032		65	61
Securitized Asset-Backed Receivables LLC Trust
0.234% due 12/25/2036 ^		365	135
SLM Student Loan Trust
0.296% due 04/25/2019		8,800	8,757
1.756% due 04/25/2023		9,494	9,745
Soundview Home Loan Trust
0.234% due 11/25/2036		58	23
Structured Asset Securities Corp. Mortgage Loan Trust
1.672% due 04/25/2035		550	526
Symphony CLO Ltd.
0.497% due 05/15/2019		2,300	2,286
Voya CLO Ltd.
1.570% due 10/15/2022 (a)		4,300	4,300
Wood Street CLO BV
0.339% due 03/29/2021	EUR	162	172

Total Asset-Backed Securities (Cost $66,452)			66,810

SOVEREIGN ISSUES 14.8%
Autonomous Community of Catalonia
4.950% due 02/11/2020		1,000	1,235
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	16,600	4,615
Colombian TES
3.000% due 03/25/2033 (c)	COP	7,600,863	2,575
France Government Bond
0.250% due 07/25/2018 (c)	EUR	19,924	22,534
0.250% due 07/25/2024 (c)		299	358
0.700% due 07/25/2030 (c)		1,084	1,442

Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		8,939	10,409
2.100% due 09/15/2016 (c)		1,998	2,249
2.100% due 09/15/2017 (c)		1,370	1,581
2.250% due 04/22/2017 (c)		3,569	4,010
2.350% due 09/15/2019 (c)		3,045	3,695
2.350% due 09/15/2024 (c)		38,407	50,494
2.550% due 10/22/2016 (c)		1,586	1,776
2.550% due 09/15/2041 (c)		2,882	4,596
3.100% due 09/15/2026 (c)		625	903
5.000% due 09/01/2040		1,100	1,876
5.500% due 11/01/2022		900	1,284
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	28,044	2,021
4.000% due 11/08/2046 (c)		109,361	7,991
4.500% due 12/04/2025 (c)		374,366	28,087
4.750% due 06/14/2018		65,102	4,276
New South Wales Treasury Corp.
2.500% due 11/20/2035	AUD	367	367
New Zealand Government Bond
2.000% due 09/20/2025	NZD	7,222	5,542
3.000% due 09/20/2030		15,132	13,151
Province of Ontario
3.450% due 06/02/2045	CAD	11,200	9,955
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	82,589	93,756
Republic of Greece Government Bond
4.500% due 07/03/2017	JPY	300,000	1,675
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	6,400	7,388
5.250% due 02/18/2024		$1,000	1,153
5.500% due 10/26/2022		1,900	2,197
Spain Government International Bond
0.550% due 11/30/2019 (c)	EUR	1,869	2,113
1.000% due 11/30/2030		3,139	3,744
3.800% due 04/30/2024		15,300	20,211
5.400% due 01/31/2023		27,500	39,360
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	55,537	91,470

Total Sovereign Issues (Cost $502,008)			450,089

SHORT-TERM INSTRUMENTS 14.1%
CERTIFICATES OF DEPOSIT 2.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.007% due 10/23/2015		$33,250	33,229
1.107% due 05/16/2016		14,250	14,190
China Construction Bank Corp.
1.700% due 04/16/2015		4,400	4,400
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		11,100	11,099

			62,918

REPURCHASE AGREEMENTS (e) 9.7%			294,812

GREECE TREASURY BILLS 0.7%
2.026% due 04/14/2015	EUR	18,200	19,555

MEXICO TREASURY BILLS 1.2%
2.986% due 05/14/2015	MXN	543,500	35,507

U.S. TREASURY BILLS 0.4%
0.022% due 04/09/2015 - 06/25/2015 (b)(f)(h)(j)		$12,188	12,188

Total Short-Term Instruments (Cost $430,252)			424,980

Total Investments in Securities (Cost $4,392,518)			4,332,972

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio		1,038	10
PIMCO Short-Term Floating NAV Portfolio III		23,391,698	231,976

Total Short-Term Instruments (Cost $231,980)	231,986

Total Investments in Affiliates (Cost $231,980)	231,986

Total Investments 150.3% (Cost $4,624,498)	$4,564,958
Financial Derivative Instruments (g)(i) 0.5% (Cost or Premiums, net $(4,547))	14,358
Other Assets and Liabilities, net (50.8%)	(1,541,234)

Net Assets 100.0%	$3,038,082

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.150%	03/27/2015	04/02/2015	$294,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.375% due 04/15/2018 - 07/15/2023	$(300,437)	$294,000	$294,006
SSB	0.000%	03/31/2015	04/01/2015	812	Freddie Mac 2.080% due 10/17/2022	(828)	812	812

Total Repurchase Agreements						$(301,265)	$294,812	$294,818

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.250%	03/16/2015	05/18/2015	$(10,379)	$(10,380)
IND	0.250%	03/18/2015	04/23/2015	(4,076)	(4,076)

Total Reverse Repurchase Agreements					$(14,456)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.220%	03/27/2015	04/02/2015	$(293,762)	$(293,743)
	0.300%	03/27/2015	04/10/2015	(15,921)	(15,928)
BPG	0.290%	03/20/2015	04/22/2015	(14,384)	(14,401)
	0.300%	03/23/2015	04/21/2015	(84,481)	(84,528)
	0.300%	04/01/2015	04/08/2015	(526,941)	(527,563)
GSC	0.220%	03/05/2015	04/06/2015	(11,327)	(11,326)
	0.230%	03/18/2015	04/08/2015	(2,664)	(2,665)
	0.600%	03/31/2015	04/01/2015	(1,290)	(1,290)
MSC	0.210%	02/26/2015	04/08/2015	(8,959)	(8,959)
	0.230%	01/20/2015	04/08/2015	(21,354)	(21,349)
	0.230%	01/27/2015	04/24/2015	(206,007)	(205,677)
	0.230%	02/27/2015	04/27/2015	(41,867)	(41,913)
	0.250%	03/10/2015	04/08/2015	(56,807)	(56,807)
	0.380%	03/24/2015	04/07/2015	(169,932)	(169,977)
TDM	0.210%	02/19/2015	04/10/2015	(107,688)	(107,628)
	0.210%	02/20/2015	04/07/2015	(1,396)	(1,396)
	0.210%	02/23/2015	04/07/2015	(67,088)	(67,057)
	0.210%	02/26/2015	04/13/2015	(61,266)	(61,270)
	0.230%	01/06/2015	04/06/2015	(123,531)	(123,424)
	0.230%	02/11/2015	04/08/2015	(45,782)	(45,768)
	0.240%	03/09/2015	04/10/2015	(171,028)	(171,074)

Total Sale-Buyback Transactions					$(2,033,743)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $1,210,310 at a weighted average interest rate of 0.236%.
(3)	Payable for sale-buyback transactions includes $(40) of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae	3.500%	04/01/2045	$40,000	$(41,746)	$(42,027)
U.S. Treasury Inflation Protected Securities	1.250%	07/15/2020	30,006	(32,594)	(32,644)

Total Short Sales				$(74,340)	$(74,671)

(3)	Payable for short sales includes $79 of accrued interest.

(f)	Securities with an aggregate market value of $2,048,730 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	1,735	$(93)	$0	$(34)
90-Day Eurodollar December Futures	Short	12/2016	84	(104)	0	(10)
90-Day Eurodollar June Futures	Short	06/2015	1,515	(266)	0	(19)
90-Day Eurodollar June Futures	Short	06/2016	109	(93)	0	(10)
90-Day Eurodollar March Futures	Short	03/2016	611	(221)	0	(38)
90-Day Eurodollar September Futures	Short	09/2015	1,330	(415)	0	(33)
90-Day Eurodollar September Futures	Short	09/2016	84	(98)	0	(8)
Brent Crude March Futures	Short	01/2016	10	27	9	0
Call Options Strike @ USD 70.000 on Brent Crude May Futures	Short	04/2015	142	144	1	0
Euro-Bund 10-Year Bond June Futures	Long	06/2015	268	40	81	(17)
U.S. Treasury 10-Year Note June Futures	Long	06/2015	224	190	70	0
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2015	41	67	11	0

Total Futures Contracts				$(822)	$172	$(169)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	(1.000%	)	06/20/2020	EUR	141,900	$(3,466)	$(8)	$5	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.250%	09/18/2017	CAD	20,100	$(105)	$(3)	$1	$0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		$60,600	(5,905)	(1,863)	0	(129)
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		110,000	(6,749)	(1,334)	0	(229)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,320	(1,332)	(1,535)	0	(6)
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	3,800	(554)	(523)	0	(10)
Receive	6-Month EUR-EURIBOR	1.000%	12/17/2024		26,300	(1,321)	(1,270)	0	(82)
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025		154,900	(2,539)	197	0	(554)
Receive	6-Month GBP-LIBOR	1.250%	06/17/2017	GBP	132,000	(1,236)	(934)	8	0
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017		178,400	(2,535)	(774)	11	0
Receive	6-Month GBP-LIBOR	2.000%	09/16/2025		9,500	(373)	56	0	(3)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045		26,620	(289)	(201)	36	0
Receive	28-Day MXN-TIIE	4.035%	02/03/2017	MXN	2,037,300	373	(118)	0	(50)
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		524,400	18	(581)	78	0
Pay	28-Day MXN-TIIE	5.670%	11/09/2021		154,900	20	20	23	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		39,800	(12)	(74)	6	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		95,100	38	84	14	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		197,800	540	117	44	0

						$(21,961)	$(8,736)	$221	$(1,063)

Total Swap Agreements						$(25,427)	$(8,744)	$226	$(1,063)

(h)	Securities with an aggregate market value of $5,128 and cash of $20,030 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$99,748	GBP	67,193	$0	$(74)
	05/2015	GBP	67,193		$99,728	76	0
BOA	04/2015		14,542		21,833	300	(38)
	04/2015		$5,008	AUD	6,538	0	(28)
	04/2015		67,740	JPY	8,097,000	0	(228)
	05/2015	JPY	8,097,000		$67,768	223	0
	05/2015	MXN	39,900		2,669	58	0
	05/2015		$413	MXN	6,055	0	(16)
	07/2015		3,837	BRL	10,612	0	(602)
BPS	04/2015	BRL	21,196		$6,631	0	(10)
	04/2015	EUR	1,488		1,577	0	(23)
	04/2015	JPY	8,097,000		67,776	264	0
	04/2015		$6,460	BRL	21,196	181	0
	05/2015	EUR	3,844		$4,171	35	0
	05/2015		$5,844	BRL	18,824	6	0
	06/2015	COP	5,125,605		$2,227	269	0
BRC	04/2015		$178	MYR	650	0	(3)
	04/2015	ZAR	11,855		$1,013	40	0
	05/2015	MXN	59,775		4,016	105	0
	05/2015		$727	MXN	10,967	0	(10)
CBK	04/2015	AUD	16,033		$12,454	242	0
	04/2015	BRL	57,802		18,018	0	(93)
	04/2015	CAD	16,559		13,243	168	0
	04/2015		$18,106	BRL	57,802	13	(8)
	04/2015		17,479	EUR	15,424	0	(894)
	05/2015	MXN	765,971		$51,659	1,563	0
	05/2015		$764	MXN	11,591	3	(8)
DUB	04/2015	BRL	39,543		$12,082	0	(308)
	04/2015	GBP	53,380		82,798	3,614	0
	04/2015		$3,471	AUD	4,531	0	(20)
	04/2015		12,326	BRL	39,543	64	0
	05/2015	MXN	38,460		$2,560	44	0
	05/2015		$11,985	BRL	39,543	303	0
FBF	04/2015	BRL	25,253		$7,710	0	(203)
	04/2015		$7,872	BRL	25,253	41	0
	05/2015	KRW	12,467,381		$11,310	88	0
	05/2015	MXN	54,971		3,623	48	(22)
GLM	04/2015	BRL	91,770		28,723	0	(31)
	04/2015	EUR	2,610		2,758	0	(49)
	04/2015	INR	982,834		15,693	0	(79)
	04/2015		$28,607	BRL	91,770	147	0
	04/2015		9,024	CAD	11,294	0	(107)
	04/2015		6,388	EUR	5,736	0	(220)
	04/2015		1,101	GBP	729	0	(20)
	05/2015	CAD	11,294		$9,020	107	0
	05/2015	MXN	8,013		525	1	0
	05/2015		$28,486	BRL	91,770	32	0
	05/2015		15,596	INR	982,834	76	0
	05/2015		102	MXN	1,524	0	(2)
	07/2015	BRL	235,888		$86,012	14,091	0
HUS	05/2015	MXN	160,368		10,649	156	0
JPM	04/2015	BRL	73,694		22,922	0	(168)
	04/2015	EUR	8,181		8,717	0	(80)
	04/2015	MXN	181,074		12,304	446	0
	04/2015		$5,096	AUD	6,677	4	(14)
	04/2015		24,653	BRL	73,694	0	(1,563)
	04/2015		4,158	CAD	5,265	0	(1)
	04/2015		4,754	EUR	4,388	31	(66)
	04/2015		62,442	INR	3,977,578	1,388	0
	05/2015		22,731	BRL	73,694	169	0
	05/2015		280	MXN	4,143	0	(9)
	07/2015		5,600	PLN	21,031	0	(72)
	04/2016	BRL	65,246		$19,570	1,147	0
MSB	04/2015		135,561		42,257	0	(218)
	04/2015	EUR	412,080		465,140	22,021	0
	04/2015	GBP	13,599		20,501	329	0
	04/2015		$42,387	BRL	135,561	232	(145)
	05/2015	MXN	240,200		$15,892	176	0
NGF	05/2015		$18,110	MXN	276,838	13	(10)
TDM	04/2015	BRL	38,978		$12,147	0	(67)
	04/2015		$12,150	BRL	38,978	63	0
	05/2015		12,047		38,978	65	0
UAG	04/2015	EUR	13,269		$14,579	311	0
	04/2015	INR	1,762,982		28,118	0	(174)
	04/2015	NZD	22,121		16,605	68	0
	04/2015		$16,884	NZD	22,121	0	(347)
	05/2015	NZD	22,121		$16,829	346	0
	05/2015		$14,585	EUR	13,269	0	(311)
	06/2015		27,735	INR	1,762,982	191	0

Total Forward Foreign Currency Contracts						$49,358	$(6,341)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.795%	05/29/2015	$82,000	$1,208	$430
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	134,200	215	158
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	19,000	2,660	1,981

							$4,083	$2,569

Total Purchased Options							$4,083	$2,569

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$18,900	$(30)	$(1)
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	2,800	(3)	0

						$(33)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD		$1.099	04/01/2015	EUR	2,320	$(11)	$(56)
	Put - OTC EUR versus USD		1.082	04/07/2015		18,020	(100)	(224)
	Put - OTC EUR versus USD		1.035	04/16/2015		9,285	(61)	(16)
BRC	Put - OTC EUR versus USD		1.090	04/01/2015		4,300	(24)	(65)
CBK	Put - OTC EUR versus USD		1.063	04/08/2015		9,910	(51)	(47)
DUB	Put - OTC EUR versus USD		1.034	04/16/2015		10,384	(65)	(18)
	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$9,770	(233)	(1,784)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016		25,700	(1,086)	(988)

							$(1,631)	$(3,198)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(30)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(20)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(3)
DUB	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(48)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(97)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(8)
	Floor - OTC YOY CPURNSA Index	234.81	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	33,100	(374)	(463)

						$(1,082)	$(669)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.295%	05/29/2015		$82,000	$(1,293)	$(1,645)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750%	09/11/2015	EUR	16,000	(430)	(790)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300%	09/11/2015		16,000	(464)	(220)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		$134,200	(80)	(50)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		134,200	(134)	(94)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017		79,800	(2,660)	(1,991)

								$(5,061)	$(4,790)

Total Written Options								$(7,807)	$(8,658)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.830%	)	09/20/2015	0.029%	$2,000	$0	$(8)	$0	$(8)
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.069%	300	0	(4)	0	(4)
	Marsh & McLennan Cos., Inc.	(0.600%	)	09/20/2015	0.029%	2,000	0	(6)	0	(6)

							$0	$(18)	$0	$(18)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	4.937%		$700	$(54)	$28	$0	$(26)
	Indonesia Government International Bond	1.000%	12/20/2019	1.369%		2,200	(52)	16	0	(36)
	Italy Government International Bond	1.000%	03/20/2019	0.832%		2,500	(43)	60	17	0
	JPMorgan Chase & Co.	1.000%	12/20/2019	0.581%		5,900	120	(5)	115	0
BRC	Greece Government International Bond	1.000%	06/20/2016	52.096%		500	(28)	(161)	0	(189)
	Indonesia Government International Bond	1.000%	12/20/2019	1.369%		4,200	(134)	66	0	(68)
DUB	Italy Government International Bond	1.000%	03/20/2019	0.832%		17,100	(296)	413	117	0
	JPMorgan Chase & Co.	1.000%	12/20/2019	0.581%		6,000	126	(8)	118	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	4.937%		6,400	(478)	240	0	(238)
	Greece Government International Bond	1.000%	12/20/2015	52.966%	EUR	5,100	(258)	(1,291)	0	(1,549)
	Greece Government International Bond	1.000%	12/20/2016	42.746%		$400	(30)	(127)	0	(157)
	Sberbank of Russia Via SB Capital S.A.	1.000%	03/20/2016	5.236%		900	(50)	14	0	(36)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	4.937%		1,600	(119)	59	0	(60)
MYC	Greece Government International Bond	1.000%	06/20/2015	43.611%	EUR	1,900	(88)	(92)	0	(180)

							$(1,384)	$(788)	$367	$(2,539)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	3,900	$8	$588	$596	$0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		7,500	3	998	1,001	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		3,100	9	(29)	0	(20)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	1,700	1	4	5	0
BPS	Pay	1-Month GBP-UKRPI	3.125%	12/15/2024	GBP	4,800	0	243	243	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		2,500	18	385	403	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$87,000	132	(5,101)	0	(4,969)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		30,300	495	(3,445)	0	(2,950)
BRC	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		17,900	0	(643)	0	(643)
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	2,000	(67)	335	268	0
DUB	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016		$25,800	0	(814)	0	(814)
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		22,300	0	(654)	0	(654)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		19,100	(8)	(536)	0	(544)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		13,100	0	(381)	0	(381)
	Receive	3-Month USD-CPURNSA Index	1.930%	02/10/2017		9,200	0	(263)	0	(263)
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		16,200	0	(734)	0	(734)
	Pay	3-Month USD-CPURNSA Index	1.725%	03/04/2019		2,925	0	(26)	0	(26)
FBF	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	3,300	(24)	528	504	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		2,200	(71)	365	294	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,400	2	227	229	0
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		8,950	0	91	91	0
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$48,600	(103)	(1,240)	0	(1,343)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		43,800	24	(2,468)	0	(2,444)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		73,000	0	(2,688)	0	(2,688)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		26,500	49	(1,255)	0	(1,206)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	2,300	16	321	337	0
	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	3,700	(4)	(3)	0	(7)
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,500	12	188	200	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$13,100	(39)	(374)	0	(413)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		61,200	108	(3,604)	0	(3,496)
UAG	Pay	1-Month GBP-UKRPI	2.945%	01/12/2025	GBP	1,700	0	22	22	0
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	19,500	0	(102)	0	(102)

							$561	$(20,065)	$4,193	$(23,697)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.600%	04/21/2015	$4	$0	$0	$0	$0
	Pay	EUR versus USD 01-Month ATM Implied Volatility	12.025%	04/16/2015	13	0	(18)	0	(18)
	Pay	EUR versus USD 01-Month ATM Implied Volatility	12.450%	04/21/2015	26	0	(25)	0	(25)
MSB	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.800%	04/21/2015	6	0	1	1	0

						$0	$(42)	$1	$(43)

Total Swap Agreements						$(823)	$(20,913)	$4,561	$(26,297)

(j)	Securities with an aggregate market value of $18,151 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$201,800	$0	$201,800
Industrials	0	11,884	0	11,884
Utilities	0	59,106	0	59,106
Municipal Bonds & Notes
West Virginia	0	604	0	604
U.S. Government Agencies	0	37,038	0	37,038
U.S. Treasury Obligations	0	2,992,041	0	2,992,041
Mortgage-Backed Securities	0	86,143	2,477	88,620
Asset-Backed Securities	0	52,148	14,662	66,810
Sovereign Issues	0	450,089	0	450,089
Short-Term Instruments
Certificates of Deposit	0	62,918	0	62,918
Repurchase Agreements	0	294,812	0	294,812
Greece Treasury Bills	0	19,555	0	19,555
Mexico Treasury Bills	0	35,507	0	35,507
U.S. Treasury Bills	0	12,188	0	12,188
	$0	$4,315,833	$17,139	$4,332,972

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$231,986	$0	$0	$231,986

Total Investments	$231,986	$4,315,833	$17,139	$4,564,958

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(42,027)	0	(42,027)
U.S. Treasury Obligations	0	(32,644)	0	(32,644)
	$0	$(74,671)	$0	$(74,671)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	172	226	0	398
Over the counter	0	56,488	0	56,488
	$172	$56,714	$0	$56,886

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(169)	(1,063)	0	(1,232)
Over the counter	0	(41,296)	0	(41,296)

	$(169)	$(42,359)	$0	$(42,528)

Totals	$231,989	$4,255,517	$17,139	$4,504,645

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.7%
BANK LOAN OBLIGATIONS 1.2%
Chrysler Group LLC
3.500% due 05/24/2017		$1,097	$1,098
Community Health Systems, Inc.
3.428% due 12/31/2018		1,100	1,101
Dell, Inc.
3.750% due 10/29/2018		428	430

Total Bank Loan Obligations (Cost $2,626)			2,629

CORPORATE BONDS & NOTES 77.5%
BANKING & FINANCE 35.9%
Ally Financial, Inc.
2.750% due 01/30/2017		200	200
3.125% due 01/15/2016		900	904
4.625% due 06/26/2015		950	956
Banco Bradesco S.A.
4.500% due 01/12/2017		1,500	1,545
Banco Santander Brasil S.A.
4.250% due 01/14/2016		700	711
4.625% due 02/13/2017		1,300	1,345
Banco Santander Chile
1.152% due 04/11/2017		500	499
Bank of America Corp.
0.588% due 08/15/2016		2,000	1,985
BOC Aviation Pte. Ltd.
3.000% due 03/30/2020		500	500
BPCE S.A.
0.901% due 06/17/2017		750	751
1.106% due 02/10/2017		500	504
1.364% due 03/06/2017	GBP	500	747
CIT Group, Inc.
4.250% due 08/15/2017		$300	305
5.250% due 03/15/2018		500	519
Credit Agricole S.A.
0.842% due 06/02/2017		2,100	2,101
Credit Suisse
0.751% due 05/26/2017		2,000	2,001
DBS Bank Ltd.
0.863% due 07/15/2021		2,000	1,985
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		750	755
5.500% due 05/25/2016		400	416
5.500% due 06/26/2017		500	534
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.121% due 03/20/2017		200	195
First Horizon National Corp.
5.375% due 12/15/2015		2,100	2,155
Ford Motor Credit Co. LLC
0.784% due 09/08/2017		1,300	1,293
1.037% due 01/17/2017		600	601
1.192% due 01/09/2018		1,100	1,104
3.984% due 06/15/2016		100	103
General Motors Financial Co., Inc.
1.812% due 01/15/2020		1,000	1,003
2.625% due 07/10/2017		1,000	1,010
3.000% due 09/25/2017		100	102
GMAC International Finance BV
7.500% due 04/21/2015	EUR	600	648
Goldman Sachs Group, Inc.
0.886% due 06/04/2017		$3,000	3,001
7.750% due 11/23/2016	AUD	1,300	1,068
Hana Bank
4.000% due 11/03/2016		$200	208
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		1,550	1,553
HBOS PLC
0.964% due 09/06/2017		2,300	2,301
0.973% due 09/30/2016		1,000	1,001
HSBC Finance Corp.
0.692% due 06/01/2016 (d)		2,400	2,397
HSH Nordbank AG
0.408% due 12/31/2015		200	199

Hypothekenbank Frankfurt AG
0.121% due 09/20/2017		2,100	2,064
Hyundai Capital Services, Inc.
1.070% due 03/18/2017		200	200
6.000% due 05/05/2015		950	954
Industrial Bank of Korea
1.375% due 10/05/2015		1,300	1,305
2.375% due 07/17/2017		1,000	1,018
ING Bank NV
0.964% due 10/01/2019		1,500	1,504
International Lease Finance Corp.
4.875% due 04/01/2015		1,950	1,950
8.625% due 09/15/2015		700	721
IPIC GMTN Ltd.
1.750% due 11/30/2015		800	807
3.125% due 11/15/2015		1,000	1,017
Jackson National Life Global Funding
1.250% due 02/21/2017		1,500	1,504
JPMorgan Chase & Co.
0.777% due 02/15/2017		1,250	1,252
1.063% due 05/30/2017	GBP	100	147
1.212% due 01/23/2020		$500	508
4.100% due 05/17/2018	AUD	100	79
JPMorgan Chase Bank N.A.
0.600% due 06/13/2016		$400	399
Kookmin Bank
1.502% due 10/11/2016		1,500	1,515
Korea Exchange Bank
3.125% due 06/26/2017		200	206
LeasePlan Corp. NV
3.000% due 10/23/2017		400	412
Macquarie Bank Ltd.
1.057% due 03/24/2017		600	603
5.000% due 02/22/2017		200	213
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,337
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.032% due 07/23/2019		900	901
Mizuho Bank Ltd.
0.684% due 04/16/2017		2,200	2,195
Morgan Stanley
5.375% due 10/15/2015		200	205
Muenchener Hypothekenbank eG
1.125% due 07/13/2015		1,200	1,202
MUFG Americas Holdings Corp.
0.826% due 02/09/2018		2,000	2,004
Navient Corp.
6.250% due 01/25/2016		2,102	2,168
Nordea Bank AB
0.616% due 04/04/2017		1,200	1,202
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	204
NRAM PLC
5.625% due 06/22/2017		700	767
Piper Jaffray Cos.
3.275% due 05/31/2017		200	200
Prudential Covered Trust
2.997% due 09/30/2015		1,610	1,626
QNB Finance Ltd.
1.505% due 10/31/2016		1,000	1,010
RCI Banque S.A.
4.600% due 04/12/2016		500	517
Regions Financial Corp.
5.750% due 06/15/2015		1,000	1,009
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	504
Santander Bank N.A.
1.182% due 01/12/2018		300	300
Shinhan Bank
0.901% due 04/08/2017		500	501
Springleaf Finance Corp.
5.400% due 12/01/2015		800	815
Swedbank Hypotek AB
2.950% due 03/28/2016		700	716
Synchrony Financial
1.485% due 02/03/2020		500	503
UBS AG
0.897% due 08/14/2019		500	504
Weyerhaeuser Co.
6.950% due 08/01/2017		493	549

			78,923

INDUSTRIALS 30.5%
3M Co.
0.281% due 11/09/2018	EUR	500	539

AbbVie, Inc.
1.200% due 11/06/2015	$700	701
Actavis Funding SCS
1.523% due 03/12/2020	2,268	2,302
Altria Group, Inc.
4.125% due 09/11/2015	250	254
Amgen, Inc.
0.642% due 05/22/2017 (d)	2,250	2,251
2.125% due 05/15/2017	250	255
2.300% due 06/15/2016	250	254
Anglo American Capital PLC
1.203% due 04/15/2016	500	500
Asciano Finance Ltd.
3.125% due 09/23/2015	400	403
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	308	316
BAT International Finance PLC
2.125% due 06/07/2017	450	458
Becton Dickinson and Co.
0.721% due 06/15/2016 (d)	2,600	2,604
BMW U.S. Capital LLC
0.602% due 06/02/2017	400	400
Boston Scientific Corp.
6.400% due 06/15/2016	800	848
BSKYB Finance UK PLC
5.625% due 10/15/2015	1,600	1,640
Canadian Natural Resources Ltd.
0.648% due 03/30/2016	2,200	2,197
Chesapeake Energy Corp.
3.503% due 04/15/2019	200	193
ConAgra Foods, Inc.
0.626% due 07/21/2016	2,100	2,093
Covidien International Finance S.A.
1.350% due 05/29/2015	250	250
Crown Castle Towers LLC
3.214% due 08/15/2035	1,400	1,410
Daimler Finance North America LLC
0.615% due 03/10/2017 (d)	3,500	3,505
1.115% due 08/01/2018	500	502
Devon Energy Corp.
0.811% due 12/15/2016	300	297
DISH DBS Corp.
7.125% due 02/01/2016	1,900	1,978
7.750% due 05/31/2015	800	807
eBay, Inc.
0.735% due 08/01/2019	1,400	1,377
Enbridge, Inc.
0.712% due 06/02/2017	500	494
Georgia-Pacific LLC
2.539% due 11/15/2019	600	609
7.700% due 06/15/2015	630	638
Glencore Canada Corp.
6.000% due 10/15/2015	1,255	1,287
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	800	803
HCA, Inc.
6.500% due 02/15/2016	950	987
7.190% due 11/15/2015	400	415
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	2,500	2,543
Hyundai Capital America
1.875% due 08/09/2016	1,500	1,513
4.000% due 06/08/2017	500	525
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	250	252
Kia Motors Corp.
3.625% due 06/14/2016	500	513
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	400	408
4.100% due 11/15/2015	250	254
Kinder Morgan, Inc.
7.250% due 06/01/2018	900	1,022
KLA-Tencor Corp.
3.375% due 11/01/2019	150	156
Korea National Oil Corp.
3.125% due 04/03/2017	200	206
Lowe’s Cos., Inc.
0.685% due 09/10/2019	500	502
Medtronic, Inc.
1.071% due 03/15/2020	600	607
MGM Resorts International
6.625% due 07/15/2015	1,400	1,416
6.875% due 04/01/2016	650	679
NBCUniversal Enterprise, Inc.
0.938% due 04/15/2018	1,000	1,008

Nissan Motor Acceptance Corp.
0.812% due 03/03/2017		600	602
0.969% due 09/26/2016		1,200	1,207
1.000% due 03/15/2016		100	100
Noble Holding International Ltd.
3.050% due 03/01/2016		500	503
Reynolds American, Inc.
1.050% due 10/30/2015		1,000	1,001
Rockies Express Pipeline LLC
3.900% due 04/15/2015		2,150	2,151
SABIC Capital BV
3.000% due 11/02/2015		1,700	1,724
Sabine Pass LNG LP
7.500% due 11/30/2016		200	214
Sanofi
2.625% due 03/29/2016		400	408
Southwestern Energy Co.
3.300% due 01/23/2018		300	306
Sutter Health
1.090% due 08/15/2053		1,000	999
Symantec Corp.
2.750% due 09/15/2015		1,500	1,512
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017		250	252
Telefonica Emisiones S.A.U.
0.915% due 06/23/2017		1,500	1,497
3.992% due 02/16/2016		500	513
6.421% due 06/20/2016		200	213
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015		250	251
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016		500	511
Toll Brothers Finance Corp.
8.910% due 10/15/2017		200	232
Transocean, Inc.
4.950% due 11/15/2015		1,600	1,634
UAL Pass-Through Trust
10.400% due 05/01/2018		64	70
USG Corp.
6.300% due 11/15/2016		400	422
7.875% due 03/30/2020		300	325
9.750% due 01/15/2018		750	872
VRX Escrow Corp.
5.375% due 03/15/2020		200	203
VW Credit, Inc.
0.689% due 06/26/2017		1,400	1,398
Walgreens Boots Alliance, Inc.
0.706% due 05/18/2016		1,100	1,102
Weatherford International Ltd.
5.500% due 02/15/2016		1,200	1,235
Wesfarmers Ltd.
2.983% due 05/18/2016		250	256
Whirlpool Corp.
1.650% due 11/01/2017		200	201
Wynn Las Vegas LLC
5.500% due 03/01/2025		100	102

			67,187

UTILITIES 11.1%
AES Corp.
3.262% due 06/01/2019		600	598
AT&T, Inc.
0.693% due 03/30/2017		500	499
BellSouth Corp.
4.182% due 04/26/2021		2,000	2,004
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	300	477
6.500% due 11/30/2072		$400	429
BP Capital Markets PLC
0.676% due 11/07/2016		900	902
0.899% due 09/26/2018		1,000	1,001
Entergy Corp.
3.625% due 09/15/2015		400	405
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		250	258
6.000% due 01/15/2018		800	877
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		500	509
Korea Electric Power Corp.
3.000% due 10/05/2015		400	405
Korea Hydro & Nuclear Power Co. Ltd.
1.042% due 05/22/2017		1,000	1,000
3.125% due 09/16/2015		600	606
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	257

LG&E and KU Energy LLC
2.125% due 11/15/2015		250	252
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		300	301
Orange S.A.
5.000% due 05/12/2016	GBP	1,000	1,551
Petrobras Global Finance BV
2.000% due 05/20/2016		$1,000	959
2.393% due 01/15/2019		800	695
2.631% due 03/17/2017		400	369
4.375% due 05/20/2023		100	86
Petroleos Mexicanos
5.750% due 03/01/2018		500	550
Plains All American Pipeline LP
3.950% due 09/15/2015		440	446
Sinopec Group Overseas Development Ltd.
1.032% due 04/10/2017		1,300	1,299
1.172% due 04/10/2019		400	400
Sprint Communications, Inc.
6.000% due 12/01/2016		600	628
8.375% due 08/15/2017		1,100	1,198
Telecom Italia Capital S.A.
5.250% due 10/01/2015		900	917
Verizon Communications, Inc.
2.021% due 09/14/2018 (d)		4,250	4,437

			24,315

Total Corporate Bonds & Notes (Cost $171,027)			170,425

MUNICIPAL BONDS & NOTES 1.3%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.162% due 11/25/2043		131	131

CALIFORNIA 0.7%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		800	816
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	301
University of California Revenue Bonds, Series 2011
0.672% due 07/01/2041		500	500

			1,617

FLORIDA 0.2%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015		200	201
4.000% due 07/01/2016		165	172

			373

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.760% due 12/01/2033		230	230

OHIO 0.2%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033		500	503

Total Municipal Bonds & Notes (Cost $2,841)			2,854

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.236% due 12/25/2036		12	12
0.294% due 03/25/2034		11	11
0.324% due 08/25/2034		3	3
0.374% due 02/25/2037 - 10/27/2037		197	195
0.524% due 05/25/2042		7	7
0.574% due 12/25/2043		2,069	2,082
0.724% due 09/25/2041		204	206
0.754% due 06/25/2041		154	156
0.854% due 12/25/2037		74	75
0.871% due 01/01/2021		186	189
1.321% due 03/01/2044 - 07/01/2044		30	31
2.380% due 10/01/2031		1	1
Freddie Mac
0.214% due 12/25/2036		30	30
0.625% due 09/15/2041		94	95
0.875% due 02/15/2038		93	94
1.220% due 10/25/2044		103	106
1.314% due 02/25/2045		111	114
1.521% due 07/25/2044		40	41

Ginnie Mae
0.721% due 04/20/2062		328	330
0.871% due 02/20/2062		267	270
1.221% due 02/20/2062		161	165
1.625% due 02/20/2032		8	8
NCUA Guaranteed Notes
0.528% due 12/07/2020		108	108
0.545% due 11/06/2017		144	145
0.735% due 12/08/2020		167	169
1.600% due 10/29/2020		53	53

Total U.S. Government Agencies (Cost $4,659)			4,696

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		858	866
0.125% due 04/15/2019 (d)		10,489	10,700

Total U.S. Treasury Obligations (Cost $11,421)			11,566

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046		174	183
5.727% due 05/10/2045		100	103
Banc of America Mortgage Trust
3.324% due 07/20/2032		1	1
BCAP LLC Trust
2.352% due 11/26/2035		40	40
Bear Stearns Adjustable Rate Mortgage Trust
2.679% due 01/25/2034		5	5
Bear Stearns ALT-A Trust
2.651% due 09/25/2035		28	24
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041		14	14
CDGJ Commercial Mortgage Trust
1.575% due 12/15/2027		500	502
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		11	11
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		791	827
Commercial Mortgage Trust
2.365% due 02/10/2029		700	715
Countrywide Home Loan Reperforming REMIC Trust
0.514% due 06/25/2035		15	14
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		478	505
5.467% due 09/15/2039		412	431
5.648% due 03/15/2039		64	66
5.971% due 02/15/2041		700	768
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		3	3
2.181% due 06/25/2033		18	17
DBRR Trust
0.853% due 02/25/2045		218	217
Eurosail PLC
0.862% due 06/13/2045	GBP	486	714
First Republic Mortgage Loan Trust
0.475% due 08/15/2032		$12	11
Greenpoint Mortgage Funding Trust
0.614% due 06/25/2045		32	27
GSR Mortgage Loan Trust
2.671% due 09/25/2035		20	20
HarborView Mortgage Loan Trust
0.398% due 05/19/2035		44	37
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		479	506
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.615% due 12/15/2030		5	5
Merrill Lynch Mortgage Investors Trust
1.172% due 10/25/2035		13	13
Morgan Stanley Capital Trust
1.085% due 03/15/2045		36	36
RBSSP Resecuritization Trust
0.671% due 10/26/2036		142	140
2.194% due 12/26/2036		126	127
Selkirk Ltd.
1.860% due 12/20/2041		932	945
Silenus European Loan Conduit Ltd.
0.198% due 05/15/2019	EUR	1,942	2,084
Structured Asset Mortgage Investments Trust
0.404% due 05/25/2045		$48	42
0.428% due 07/19/2035		8	7
0.838% due 09/19/2032		3	3
Vulcan European Loan Conduit Ltd.
0.328% due 05/15/2017	EUR	16	17

Wachovia Bank Commercial Mortgage Trust
0.327% due 10/15/2048		$1,747	1,733
5.558% due 03/15/2045		202	207
WaMu Commercial Mortgage Securities Trust
5.349% due 03/23/2045		189	194
WaMu Mortgage Pass-Through Certificates Trust
1.128% due 02/25/2046		24	23
1.128% due 08/25/2046		33	28
1.328% due 11/25/2042		11	10
1.528% due 06/25/2042		2	2

Total Mortgage-Backed Securities (Cost $11,673)			11,377

ASSET-BACKED SECURITIES 8.1%
Alba SPV SRL
1.569% due 04/20/2040	EUR	521	566
Apidos CDO Ltd.
0.528% due 06/12/2020		$117	117
Ares CLO Ltd.
0.892% due 11/25/2020		272	271
Atrium CDO Corp.
1.357% due 11/16/2022		245	246
Bear Stearns Asset-Backed Securities Trust
0.834% due 10/25/2032		1	1
Carrington Mortgage Loan Trust
0.274% due 06/25/2037		3	3
Cavalry CLO Ltd.
1.528% due 01/16/2024		500	498
CIFC Funding Ltd.
1.553% due 01/19/2023		500	501
COA Summit CLO Ltd.
1.607% due 04/20/2023		1,900	1,900
Commercial Industrial Finance Corp.
1.407% due 08/14/2024		400	401
Cornerstone CLO Ltd.
0.473% due 07/15/2021		736	730
Countrywide Asset-Backed Certificates
0.654% due 12/25/2031		2	1
0.914% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.911% due 08/25/2032		3	2
Drug Royalty LP
3.081% due 07/15/2023		281	285
Dryden Leveraged Loan CDO
0.497% due 10/20/2020		139	138
Dryden Senior Loan Fund
1.417% due 01/15/2022		1,000	999
Duane Street CLO Ltd.
0.502% due 01/11/2021		42	42
Eagle Ltd.
2.570% due 12/15/2039		234	234
Educational Services of America, Inc.
0.904% due 04/25/2039		188	189
Fore CLO Ltd.
0.502% due 07/20/2019		53	53
Franklin CLO Ltd.
0.531% due 06/15/2018		17	17
Gallatin CLO Ltd.
1.523% due 07/15/2023		2,000	1,998
Gateway Euro CLO S.A.
0.398% due 04/25/2023	EUR	195	210
Golden Knight CDO Ltd.
0.493% due 04/15/2019		$385	383
Harbourmaster CLO BV
0.275% due 05/08/2023	EUR	324	347
Highbridge Loan Management Ltd.
1.497% due 09/20/2022		$500	501
LCM LP
1.453% due 07/14/2022		1,122	1,122
1.513% due 04/15/2022		600	601
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		2,200	2,195
Madison Park Funding Ltd.
1.507% due 04/22/2022		850	848
MASTR Asset-Backed Securities Trust
0.224% due 11/25/2036		3	1
Navient Private Education Loan Trust
0.675% due 12/15/2021		413	413
Northstar Education Finance, Inc.
0.874% due 12/26/2031		140	140
Octagon Investment Partners Ltd.
1.525% due 05/05/2023		700	698
Renaissance Home Equity Loan Trust
0.534% due 11/25/2034		6	5
0.674% due 12/25/2033		26	26
1.051% due 08/25/2033		6	5

SBA Tower Trust
2.898% due 10/15/2044	300	304
SLM Student Loan Trust
0.756% due 10/25/2017	80	80
1.756% due 04/25/2023	48	50
Voya CLO Ltd.
1.570% due 10/15/2022 (a)	500	500
WhiteHorse Ltd.
0.725% due 05/01/2018	123	123

Total Asset-Backed Securities (Cost $17,970)		17,745

SOVEREIGN ISSUES 4.7%
Export-Import Bank of Korea
1.003% due 01/14/2017	1,800	1,809
1.250% due 11/20/2015	500	502
Korea Development Bank
0.717% due 06/11/2015	1,000	1,000
0.882% due 01/22/2017	1,500	1,500
1.000% due 01/22/2016	2,000	2,005
3.250% due 09/20/2016	500	515
Korea Housing Finance Corp.
4.125% due 12/15/2015	900	920
Korea Land & Housing Corp.
1.875% due 08/02/2017	2,000	2,005

Total Sovereign Issues (Cost $10,250)		10,256

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040	3,000	80

Total Preferred Securities (Cost $81)		80

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.4%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.632% due 04/11/2016	$200	201
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	1,000	1,000
1.190% due 06/26/2015	250	250

		1,451

COMMERCIAL PAPER 2.4%
ENI Finance USA, Inc.
0.550% due 10/26/2015	500	500
Entergy Corp.
0.950% due 04/16/2015	800	800
Ford Motor Credit Co.
0.850% due 06/01/2015	200	200
Glencore Funding LLC
0.620% due 04/22/2015	1,000	999
Tesco Treasury Services PLC
1.024% due 08/17/2015	2,000	1,979
3.990% due 08/18/2015	500	495
Vodafone Group PLC
0.600% due 06/29/2015	250	250

		5,223

REPURCHASE AGREEMENTS (c) 0.3%		624

U.S. TREASURY BILLS 0.1%
0.076% due 05/28/2015 (g)	261	261

Total Short-Term Instruments (Cost $7,569)		7,559

Total Investments in Securities (Cost $240,117)		239,187

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio	454	4
PIMCO Short-Term Floating NAV Portfolio III	259,423	2,573

Total Short-Term Instruments (Cost $2,577)		2,577

Total Investments in Affiliates (Cost $2,577)		2,577

Total Investments 109.9% (Cost $242,694)		$241,764
Financial Derivative Instruments (e)(f) (0.2%) (Cost or Premiums, net $(1,240))		(530)
Other Assets and Liabilities, net (9.7%)		(21,299)

Net Assets 100.0%		$219,935

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$624	Freddie Mac 2.080% due 10/17/2022	$(641)	$624	$624

Total Repurchase Agreements						$(641)	$624	$624

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.550%	03/27/2015	04/13/2015	$(4,752)	$(4,753)
BPG	0.430%	03/25/2015	04/16/2015	(4,218)	(4,218)
	0.580%	03/31/2015	04/14/2015	(3,331)	(3,331)
FOB	0.500%	03/30/2015	04/13/2015	(931)	(931)
GRE	0.220%	03/09/2015	04/08/2015	(2,025)	(2,025)

Total Reverse Repurchase Agreements					$(15,258)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.270%	03/19/2015	04/21/2015	$(4,761)	$(4,761)
	0.520%	03/27/2015	04/10/2015	(2,037)	(2,038)

Total Sale-Buyback Transactions					$(6,799)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $12,284 at a weighted average interest rate of 0.278%.
(3)	Payable for sale-buyback transactions includes $3 of deferred price drop.

(d)	Securities with an aggregate market value of $22,806 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.125	12/14/2015	244	$(158)	$(176)
Put - CME 90-Day Eurodollar December Futures	99.125	12/14/2015	244	(88)	(41)
Call - CME 90-Day Eurodollar June Futures	99.250	03/14/2016	107	(39)	(43)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	154	(112)	(156)
Put - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	154	(140)	(71)
Call - CME 90-Day Eurodollar June Futures	99.250	06/13/2016	228	(93)	(84)
Put - CME 90-Day Eurodollar June Futures	99.250	06/13/2016	228	(265)	(242)
Put - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	107	(75)	(67)
Call - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	103	(54)	(59)
Put - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	103	(123)	(116)

				$(1,147)	$(1,055)

Total Written Options				$(1,147)	$(1,055)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Schatz June Futures	Long	06/2015	68	$(0)	$0	$0
U.S. Treasury 2-Year Note June Futures	Long	06/2015	289	217	41	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2017	129	(2)	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	243	36	18	(5)

Total Futures Contracts				$251	$66	$(5)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.985%	06/17/2017	$50,400	$(254)	$(150)	$0	$(29)
Receive	3-Month USD-LIBOR	1.500%	12/17/2017	30,900	(521)	(481)	0	(26)

					$(775)	$(631)	$0	$(55)

Total Swap Agreements					$(775)	$(631)	$0	$(55)

Cash of $2,368 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015		$3,169	JPY	378,800	$0	$(11)
	05/2015	EUR	1,914		$2,183	124	0
	05/2015	JPY	378,800		3,170	10	0
	05/2015		$4,081	EUR	3,753	0	(43)
BPS	04/2015	JPY	648,400		$5,427	21	0
	04/2015		$2,230	JPY	269,600	18	0
	06/2015	ILS	2,385		$601	2	0
CBK	04/2015	AUD	1,459		1,134	22	0
	05/2015	EUR	913		981	0	(1)
DUB	04/2015		700		966	214	0
GLM	04/2015	GBP	1,281		1,972	72	0
	05/2015	EUR	5,874		6,721	401	0
	05/2015		$670	EUR	594	0	(31)
HUS	06/2015	ILS	9,070		$2,260	0	(20)
MSB	04/2015	GBP	1,164		1,755	28	0
UAG	05/2015	EUR	4,128		4,496	54	0

Total Forward Foreign Currency Contracts						$966	$(106)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	07/21/2015	$56,800	$142	$6

Total Purchased Options							$142	$6

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.250%	05/26/2015	$57,100	$(72)	$(17)
JPM	Call - OTC 1-Year Interest Rate Swap (Effective 07/23/2018)	3-Month USD-LIBOR	Receive	3.000%	07/21/2015	39,900	(150)	(328)

							$(222)	$(345)

Total Written Options							$(222)	$(345)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,535	$(6)	$5	$0	$(1)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,727	(7)	6	0	(1)

					$(13)	$11	$0	$(2)

Total Swap Agreements					$(13)	$11	$0	$(2)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,629	$0	$2,629
Corporate Bonds & Notes
Banking & Finance	0	78,923	0	78,923
Industrials	0	67,117	70	67,187
Utilities	0	24,315	0	24,315
Municipal Bonds & Notes
Arkansas	0	131	0	131
California	0	1,617	0	1,617
Florida	0	373	0	373
North Carolina	0	230	0	230
Ohio	0	503	0	503
U.S. Government Agencies	0	4,588	108	4,696
U.S. Treasury Obligations	0	11,566	0	11,566
Mortgage-Backed Securities	0	11,160	217	11,377
Asset-Backed Securities	0	17,511	234	17,745
Sovereign Issues	0	10,256	0	10,256
Preferred Securities
Banking & Finance	80	0	0	80
Short-Term Instruments
Certificates of Deposit	0	1,451	0	1,451
Commercial Paper	0	5,223	0	5,223
Repurchase Agreements	0	624	0	624
U.S. Treasury Bills	0	261	0	261
	$80	$238,478	$629	$239,187

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,577	$0	$0	$2,577

Total Investments	$2,657	$238,478	$629	$241,764

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	66	0	0	66
Over the counter	0	972	0	972
	$66	$972	$0	$1,038

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,060)	(55)	0	(1,115)
Over the counter	0	(453)	0	(453)

	$(1,060)	$(508)	$0	$(1,568)

Totals	$1,663	$238,942	$629	$241,234

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.3%
BANK LOAN OBLIGATIONS 0.4%
Chrysler Group LLC
3.500% due 05/24/2017		$17,638	$17,649
Community Health Systems, Inc.
3.428% due 12/31/2018		1,194	1,195
H.J. Heinz Co.
3.250% due 06/05/2020		16,071	16,102
HCA, Inc.
2.678% due 05/02/2016		478	478
2.928% due 03/31/2017		3,970	3,976

Total Bank Loan Obligations (Cost $39,404)			39,400

CORPORATE BONDS & NOTES 21.5%
BANKING & FINANCE 16.2%
Ally Financial, Inc.
2.750% due 01/30/2017		46,500	46,445
4.625% due 06/26/2015		6,200	6,239
5.500% due 02/15/2017		12,200	12,718
American Express Bank FSB
6.000% due 09/13/2017		3,600	3,992
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,329
American International Group, Inc.
5.050% due 10/01/2015		7,300	7,456
6.250% due 03/15/2087		2,100	2,404
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	2,100	2,633
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$1,800	1,827
4.500% due 04/06/2015		13,100	13,100
Banco Santander Chile
1.152% due 04/11/2017		7,900	7,880
Bank of America Corp.
0.588% due 08/15/2016		2,800	2,779
1.500% due 10/09/2015		24,800	24,908
3.700% due 09/01/2015		10,950	11,081
3.750% due 07/12/2016		6,000	6,186
5.750% due 12/01/2017		10,000	11,008
6.500% due 08/01/2016		32,700	34,907
6.875% due 04/25/2018		18,600	21,287
Bank of America N.A.
0.727% due 11/14/2016		47,400	47,447
6.000% due 10/15/2036		1,700	2,193
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,341
Bank of Nova Scotia
1.950% due 01/30/2017		500	509
Barclays Bank PLC
2.250% due 05/10/2017		1,000	1,025
7.625% due 11/21/2022		800	938
7.750% due 04/10/2023		900	999
10.179% due 06/12/2021		1,900	2,606
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	800	960
BBVA Bancomer S.A.
4.500% due 03/10/2016		$3,200	3,304
6.500% due 03/10/2021		6,400	7,116
7.250% due 04/22/2020		6,400	7,104
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	28,014
7.250% due 02/01/2018		11,200	12,901
Blackstone CQP Holdco LP
9.296% due 03/18/2019		4,393	4,542
BNP Paribas S.A.
0.566% due 11/07/2015		46,800	46,833
BPCE S.A.
4.625% due 07/11/2024		2,300	2,365
Citigroup, Inc.
0.534% due 06/09/2016		13,100	13,025
0.775% due 05/01/2017		65,200	65,058
4.875% due 05/07/2015		9,982	10,017
Credit Agricole S.A.
6.500% due 06/23/2021 (c)	EUR	1,600	1,815
8.375% due 10/13/2019 (c)		$1,500	1,781

Credit Suisse
0.567% due 03/11/2016		20,800	20,790
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,563
Export-Import Bank of India
2.423% due 03/30/2016		$5,000	5,040
Fifth Third Bancorp
0.690% due 12/20/2016		3,000	2,983
Ford Motor Credit Co. LLC
0.784% due 09/08/2017		12,400	12,336
1.700% due 05/09/2016		9,220	9,265
2.145% due 01/09/2018		34,200	34,604
3.984% due 06/15/2016		1,400	1,444
6.625% due 08/15/2017		8,900	9,888
7.000% due 04/15/2015		7,500	7,512
8.000% due 12/15/2016		500	554
General Electric Capital Corp.
3.800% due 06/18/2019		8,300	8,892
6.375% due 11/15/2067		9,600	10,440
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,052
3.150% due 01/15/2020		9,400	9,522
GMAC International Finance BV
7.500% due 04/21/2015	EUR	800	863
Goldman Sachs Group, Inc.
3.300% due 05/03/2015		$7,400	7,413
GSPA Monetization Trust
6.422% due 10/09/2029		15,634	18,154
HBOS PLC
0.840% due 09/01/2016	EUR	200	215
0.964% due 09/06/2017		$7,700	7,704
International Lease Finance Corp.
4.875% due 04/01/2015		12,400	12,400
5.750% due 05/15/2016		2,300	2,394
6.750% due 09/01/2016		9,100	9,691
7.125% due 09/01/2018		7,000	7,875
8.625% due 09/15/2015		6,700	6,901
8.750% due 03/15/2017		800	886
JPMorgan Chase & Co.
0.777% due 02/15/2017		75,600	75,729
1.063% due 05/30/2017	GBP	14,500	21,337
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$11,000	12,189
KBC Bank NV
8.000% due 01/25/2023		6,000	6,757
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,366
LBG Capital PLC
8.000% due 06/15/2020 (c)		2,400	2,613
8.500% due 12/17/2021 (c)		1,100	1,203
15.000% due 12/21/2019	GBP	9,400	19,700
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$42,600	61,344
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	5,400	8,557
Metropolitan Life Global Funding
0.395% due 06/23/2016		$10,600	10,603
Mizuho Bank Ltd.
0.717% due 09/25/2017		1,600	1,598
Morgan Stanley
0.733% due 10/15/2015		700	701
6.000% due 04/28/2015		47,724	47,882
National Australia Bank Ltd.
0.553% due 06/30/2017		63,500	63,507
National Bank of Canada
2.200% due 10/19/2016		2,500	2,554
Nationwide Building Society
6.250% due 02/25/2020		3,600	4,282
Navient Corp.
5.000% due 04/15/2015		5,800	5,807
6.000% due 01/25/2017		4,200	4,428
6.250% due 01/25/2016		20,299	20,933
8.450% due 06/15/2018		17,600	19,580
Novo Banco S.A.
2.625% due 05/08/2017	EUR	3,000	3,137
4.000% due 01/21/2019		7,700	8,403
5.875% due 11/09/2015		14,600	15,844
QNB Finance Ltd.
3.125% due 11/16/2015		$3,000	3,050
Rabobank Group
0.542% due 11/23/2016		50,600	50,616
0.586% due 04/28/2017		18,300	18,309
6.875% due 03/19/2020	EUR	7,600	10,014
11.000% due 06/30/2019 (c)		$18,800	24,252
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		31,200	36,972

Springleaf Finance Corp.
6.900% due 12/15/2017		64,200	68,533
State Bank of India
4.500% due 07/27/2015		6,000	6,063
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,831	6,103
Stone Street Trust
5.902% due 12/15/2015		9,500	9,794
Turkiye Garanti Bankasi A/S
2.757% due 04/20/2016		3,100	3,102
UBS AG
5.125% due 05/15/2024		1,700	1,771
7.625% due 08/17/2022		1,000	1,215
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		40,900	44,990
Wells Fargo Capital
5.950% due 12/01/2086		15,900	16,556

			1,422,847

INDUSTRIALS 1.7%
Amgen, Inc.
2.300% due 06/15/2016		7,700	7,823
Apple, Inc.
2.850% due 05/06/2021		4,400	4,588
BAT International Finance PLC
1.400% due 06/05/2015		1,600	1,602
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,552
Con-way, Inc.
7.250% due 01/15/2018		2,600	2,940
CSN Islands Corp.
6.875% due 09/21/2019		2,500	2,250
Daimler Finance North America LLC
1.300% due 07/31/2015		11,500	11,531
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,900	1,907
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,491
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,200	4,667
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$3,600	3,662
Kinder Morgan, Inc.
2.000% due 12/01/2017		15,700	15,683
MGM Resorts International
7.625% due 01/15/2017		3,000	3,221
Noble Group Ltd.
4.875% due 08/05/2015		700	701
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		4,838	5,105
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		3,701	2,850
6.750% due 10/01/2022		1,860	1,450
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,915
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,175
Tencent Holdings Ltd.
2.875% due 02/11/2020		32,300	32,572
3.800% due 02/11/2025		12,500	12,800
VRX Escrow Corp.
5.375% due 03/15/2020		18,200	18,428
Wynn Las Vegas LLC
5.500% due 03/01/2025		6,900	7,021

			150,934

UTILITIES 3.6%
BellSouth Corp.
4.182% due 04/26/2021		22,500	22,541
BP Capital Markets PLC
2.521% due 01/15/2020		16,400	16,692
Dynegy Finance, Inc.
6.750% due 11/01/2019		22,850	23,678
7.375% due 11/01/2022		8,100	8,546
7.625% due 11/01/2024		4,000	4,205
Entergy Corp.
3.625% due 09/15/2015		12,200	12,343
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		1,099	1,205
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,170
7.750% due 10/17/2016		3,405	3,699
7.750% due 01/20/2020		3,100	3,670
8.000% due 08/07/2019		5,100	6,031

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	17,000	14,748
Petrobras Global Finance BV
1.881% due 05/20/2016	3,200	3,032
2.000% due 05/20/2016	1,200	1,151
2.393% due 01/15/2019	4,000	3,475
2.631% due 03/17/2017	3,900	3,597
3.151% due 03/17/2020	200	173
3.250% due 03/17/2017	8,800	8,140
3.500% due 02/06/2017	3,800	3,566
3.875% due 01/27/2016	2,300	2,262
4.375% due 05/20/2023	3,400	2,916
5.750% due 01/20/2020	200	186
7.875% due 03/15/2019	42,300	43,294
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,639
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	924
6.750% due 09/30/2019	2,000	2,393
Verizon Communications, Inc.
2.021% due 09/14/2018	45,400	47,393
2.500% due 09/15/2016	3,772	3,853
3.000% due 11/01/2021	6,800	6,948
3.500% due 11/01/2024	30,400	31,173
3.650% due 09/14/2018	14,200	15,103

		313,746

Total Corporate Bonds & Notes (Cost $1,844,152)		1,887,527

MUNICIPAL BONDS & NOTES 4.6%
CALIFORNIA 2.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	3,138
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	4,031
7.043% due 04/01/2050	9,300	14,002
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,820
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	17,900	26,788
7.550% due 04/01/2039	2,000	3,136
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	23,100	36,393
7.625% due 03/01/2040	18,600	29,010
7.700% due 11/01/2030	100	126
7.950% due 03/01/2036	29,300	36,127
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	11,318
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,591
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,630
7.618% due 08/01/2040	15,400	22,408
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	11,318
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,524
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	458
7.021% due 08/01/2040	700	808
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	39,408
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	544

		256,578

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,863

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	655	655

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,920

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,790

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,999

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	16,037
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	18,500	27,814

		43,851

NEW YORK 0.0%
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,896

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	47,086
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,204

		50,290

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	20,700	27,391

Total Municipal Bonds & Notes (Cost $327,442)		400,233

U.S. GOVERNMENT AGENCIES 25.7%
Fannie Mae
0.234% due 12/25/2036 - 07/25/2037	2,353	2,289
0.424% due 05/25/2037	340	340
0.524% due 03/25/2044	1,335	1,335
0.584% due 09/25/2035	807	812
0.874% due 10/25/2037	1,100	1,118
0.875% due 12/20/2017 - 05/21/2018	19,600	19,586
1.125% due 04/27/2017 (f)	19,100	19,274
1.250% due 01/30/2017	3,200	3,237
1.321% due 06/01/2043 - 07/01/2044	1,671	1,712
1.521% due 09/01/2040	5	5
1.700% due 04/01/2035	3,077	3,223
1.875% due 09/18/2018	2,100	2,153
1.940% due 08/01/2035	851	904
2.194% due 05/25/2035	282	294
2.310% due 08/01/2022	4,700	4,763
2.320% due 01/01/2025	8	8
2.340% due 11/01/2025	0	1
2.342% due 09/01/2039	23	24
2.475% due 04/01/2019	14,559	15,038
2.670% due 08/01/2022	766	787
2.870% due 09/01/2027	6,700	6,903
3.000% due 09/01/2020 - 05/01/2045	346,733	356,723
3.330% due 11/01/2021	1,319	1,402
3.500% due 04/01/2030 - 05/01/2045	260,000	273,436
3.817% due 10/01/2032	390	402
3.880% due 11/01/2035	74	78
4.000% due 01/01/2026 - 05/01/2045	397,222	424,111
4.360% due 12/01/2036	614	655
4.500% due 08/01/2018 - 06/01/2045	343,676	374,411
4.520% due 09/01/2034	406	435
4.940% due 09/01/2035	185	199
5.000% due 05/11/2017 (f)	1,600	1,744
5.000% due 01/01/2023 - 04/01/2045	83,065	92,376
5.060% due 08/01/2035	221	235
5.375% due 06/12/2017 (f)	8,100	8,916
5.500% due 09/01/2017 - 05/01/2045	114,147	128,639
6.000% due 09/01/2016 - 04/01/2045	141,671	161,690
6.500% due 11/01/2034	64	73
7.000% due 04/25/2023 - 06/01/2032	600	684
Freddie Mac
0.625% due 11/15/2030	6	6
0.675% due 09/15/2030	7	7
0.875% due 03/07/2018	3,300	3,295
0.895% due 05/15/2037	393	402
1.000% due 03/08/2017 (f)	65,200	65,674
1.000% due 09/29/2017	24,900	24,982
1.250% due 08/01/2019 - 10/02/2019	34,900	34,717
1.314% due 02/25/2045	277	284
1.750% due 05/30/2019	400	407
2.482% due 07/01/2027 - 01/01/2028	1	1
2.544% due 07/01/2030	1	1

3.750% due 03/27/2019		1,700	1,866
4.000% due 04/01/2029 - 05/01/2045		99,865	106,679
4.500% due 03/01/2029 - 05/01/2045		62,264	67,779
5.500% due 10/01/2034 - 10/01/2038		5,002	5,628
6.000% due 07/01/2016 - 04/01/2045		8,222	9,373
6.500% due 06/01/2016 - 10/01/2037		91	104
7.000% due 06/15/2023		307	343
7.500% due 07/15/2030 - 03/01/2032		72	88
8.500% due 08/01/2024		4	5
Ginnie Mae
0.775% due 02/16/2030		71	71
1.625% due 04/20/2026 - 02/20/2032		303	316
2.000% due 07/20/2030		3	3
3.000% due 04/01/2045		14,000	14,410
3.500% due 04/01/2045		6,000	6,321
6.000% due 12/15/2038 - 11/15/2039		68	77
Small Business Administration
5.130% due 09/01/2023		13	14
6.290% due 01/01/2021		19	20
7.500% due 04/01/2017		56	58

Total U.S. Government Agencies (Cost $2,228,310)			2,252,946

U.S. TREASURY OBLIGATIONS 37.6%
U.S. Treasury Bonds
2.500% due 02/15/2045		60,400	59,890
2.750% due 08/15/2042		47,000	48,909
2.750% due 11/15/2042		50,300	52,316
2.875% due 05/15/2043		4,800	5,118
3.000% due 05/15/2042		43,700	47,698
3.000% due 11/15/2044		99,100	108,615
3.125% due 02/15/2042		30,100	33,637
3.125% due 02/15/2043		4,800	5,360
3.125% due 08/15/2044		158,200	177,394
3.375% due 05/15/2044		268,900	315,264
3.625% due 02/15/2044		4,300	5,262
3.750% due 11/15/2043		5,500	6,873
4.250% due 05/15/2039		35,500	46,918
4.375% due 11/15/2039		80,600	108,678
4.375% due 05/15/2040		7,300	9,871
4.500% due 08/15/2039		38,700	53,004
4.625% due 02/15/2040		9,000	12,574
6.125% due 11/15/2027		20,700	29,954
6.125% due 08/15/2029		9,200	13,674
6.250% due 05/15/2030		240,700	365,883
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		163,998	165,612
0.125% due 07/15/2022		100,628	101,838
0.125% due 01/15/2023 (f)		39,696	39,919
0.375% due 07/15/2023 (f)		36,962	37,958
0.625% due 07/15/2021		81,858	85,912
0.750% due 02/15/2042		4,448	4,515
1.250% due 07/15/2020 (f)		17,149	18,612
1.375% due 02/15/2044		2,106	2,484
1.750% due 01/15/2028		95,173	111,619
2.000% due 01/15/2026		157,574	187,045
2.375% due 01/15/2025 (h)		291,409	353,835
2.375% due 01/15/2027		74,876	92,542
2.500% due 01/15/2029		138,047	176,776
3.625% due 04/15/2028		3,468	4,904
3.875% due 04/15/2029		28,295	41,644
U.S. Treasury Notes
0.750% due 12/31/2017 (f)(h)		6,800	6,787
2.000% due 02/15/2025 (f)		12,000	12,077
2.250% due 11/15/2024		278,300	286,106
2.375% due 08/15/2024 (h)		29,200	30,354
2.500% due 05/15/2024 (f)(h)		11,500	12,080
2.750% due 02/15/2024 (f)(h)		9,900	10,610

Total U.S. Treasury Obligations (Cost $3,202,151)			3,290,121

MORTGAGE-BACKED SECURITIES 7.0%
ACAEC Trust
1.000% due 06/15/2024	GBP	8,368	12,409
American Home Mortgage Investment Trust
2.378% due 02/25/2045		$1,052	1,052
Arran Residential Mortgages Funding PLC
1.448% due 05/16/2047	EUR	4,686	5,069
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$10,812	11,502
5.727% due 05/10/2045		6,400	6,590
Banc of America Funding Trust
2.645% due 05/25/2035		1,118	1,141
6.000% due 03/25/2037 ^		8,059	6,948
Banc of America Mortgage Trust
2.657% due 03/25/2035		9,610	8,755

2.735% due 05/25/2033		1,514	1,532
6.500% due 10/25/2031		102	108
BCAP LLC Trust
5.419% due 03/26/2037		1,108	1,092
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033		11	10
2.360% due 02/25/2036		180	180
2.510% due 04/25/2033		241	243
2.522% due 01/25/2035		657	627
2.594% due 02/25/2033		43	41
2.602% due 11/25/2034		3,262	3,164
2.680% due 03/25/2035		3,880	3,928
2.722% due 01/25/2034		562	579
2.749% due 11/25/2030		1	1
2.750% due 04/25/2034		1,015	1,000
2.754% due 07/25/2034		1,191	1,169
3.088% due 01/25/2035		339	340
Bear Stearns ALT-A Trust
2.651% due 09/25/2035		1,836	1,583
2.671% due 05/25/2035		3,097	3,012
5.163% due 05/25/2036 ^		4,175	3,020
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		863	919
5.700% due 06/11/2050		7,800	8,449
5.703% due 06/11/2050		4,078	4,100
Bear Stearns Structured Products, Inc. Trust
2.514% due 01/26/2036		3,769	3,083
3.068% due 12/26/2046		2,187	1,728
Chase Mortgage Finance Trust
4.625% due 01/25/2036 ^		4,936	4,596
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		491	488
2.568% due 05/25/2035		1,797	1,740
5.500% due 12/25/2035		4,398	3,418
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,686
Countrywide Alternative Loan Trust
0.344% due 05/25/2047		3,839	3,244
0.354% due 05/25/2047		2,685	2,257
0.364% due 09/25/2046 ^		33,956	28,995
0.366% due 09/20/2046		15,467	12,735
0.374% due 05/25/2036		1,986	1,651
0.504% due 11/20/2035		12,570	10,269
1.174% due 08/25/2035 ^		7,431	5,715
6.000% due 02/25/2037 ^		12,595	10,329
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036 ^		655	623
2.408% due 11/25/2034		2,282	2,168
2.467% due 02/20/2035		3,673	3,629
6.000% due 03/25/2037 ^		3,875	3,656
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,932	6,260
5.383% due 02/15/2040		431	454
Credit Suisse First Boston Mortgage Securities Corp.
4.840% due 06/25/2032		19	19
Deutsche ALT-A Securities, Inc.
0.674% due 02/25/2035		624	583
Eurosail PLC
0.862% due 06/13/2045	GBP	16,325	23,999
Extended Stay America Trust
2.958% due 12/05/2031		$1,800	1,844
First Horizon Alternative Mortgage Securities Trust
2.200% due 08/25/2035		6,294	5,579
First Horizon Mortgage Pass-Through Trust
2.563% due 10/25/2035 ^		6,150	5,427
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.376% due 12/20/2054		1,836	1,829
0.825% due 12/20/2054	GBP	1,852	2,740
Granite Mortgages PLC
0.305% due 09/20/2044	EUR	147	158
0.440% due 01/20/2044		149	160
0.943% due 01/20/2044	GBP	226	335
0.946% due 09/20/2044		1,169	1,730
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		$3,400	3,591
GSR Mortgage Loan Trust
2.671% due 09/25/2035		5,627	5,659
4.968% due 11/25/2035		1,480	1,429
HarborView Mortgage Loan Trust
0.368% due 01/19/2038		6,057	5,162
0.398% due 05/19/2035		618	518
0.428% due 01/19/2036		13,000	9,028
0.838% due 01/19/2035		6,024	4,519
0.928% due 10/19/2035		4,522	3,884

2.538% due 12/19/2035 ^		5,770	4,456
2.608% due 07/19/2035		2,406	2,182
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		2	2
IndyMac Mortgage Loan Trust
0.384% due 04/25/2046		6,778	5,378
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		6,668	7,028
5.420% due 01/15/2049		19,636	20,836
5.882% due 02/15/2051		1,770	1,900
JPMorgan Commercial Mortgage-Backed Securities Trust
5.641% due 03/18/2051		9,383	9,765
JPMorgan Mortgage Trust
2.239% due 06/25/2035		796	795
2.522% due 10/25/2036 ^		8,756	7,948
2.540% due 08/25/2034		6,788	6,843
5.750% due 01/25/2036 ^		1,010	940
Landmark Mortgage Securities PLC
0.843% due 04/17/2044	GBP	30,665	42,650
MASTR Adjustable Rate Mortgages Trust
0.868% due 01/25/2047 ^		$5,358	3,795
Merrill Lynch Mortgage Investors Trust
0.424% due 11/25/2035		313	294
1.172% due 10/25/2035		760	725
2.129% due 04/25/2035		8,674	8,278
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,890
Morgan Stanley Capital Trust
5.610% due 04/15/2049		2,190	2,203
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045		32,186	34,490
Prime Mortgage Trust
0.574% due 02/25/2019		1	1
0.574% due 02/25/2034		172	162
0.674% due 02/25/2035		6,774	6,459
Residential Accredit Loans, Inc. Trust
0.274% due 05/25/2037		15,074	11,806
0.359% due 08/25/2036		10,898	8,401
1.574% due 08/25/2036 ^		14,188	11,468
3.552% due 12/25/2035		896	775
6.000% due 09/25/2036		1,840	1,506
6.000% due 02/25/2037 ^		39,226	31,537
6.500% due 09/25/2036 ^		10,015	7,582
Residential Asset Securitization Trust
0.624% due 10/25/2035		3,316	2,848
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,194	4,010
6.000% due 06/25/2037 ^		6,100	5,386
Silenus European Loan Conduit Ltd.
0.198% due 05/15/2019	EUR	163	174
Structured Adjustable Rate Mortgage Loan Trust
0.374% due 04/25/2047		$3,761	2,759
Structured Asset Mortgage Investments Trust
0.384% due 09/25/2047 ^		5,881	4,180
0.428% due 07/19/2035		3,083	2,976
0.838% due 09/19/2032		48	47
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.116% due 07/25/2032		5	5
2.516% due 02/25/2032		7	7
Suntrust Adjustable Rate Mortgage Loan Trust
2.566% due 02/25/2037 ^		5,021	4,386
Thornburg Mortgage Securities Trust
1.421% due 06/25/2047 ^		22,018	19,847
1.474% due 03/25/2037		2,701	2,401
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		3,200	3,378
Wachovia Mortgage Loan Trust LLC
2.736% due 05/20/2036 ^		9,359	8,237
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 10/25/2045		599	553
1.328% due 11/25/2042		254	239
1.528% due 08/25/2042		612	565
2.361% due 05/25/2037 ^		8,018	6,616
3.919% due 12/25/2036 ^		651	601
4.529% due 07/25/2037 ^		5,245	4,895
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 12/25/2034		1,298	1,283
2.615% due 01/25/2035		1,647	1,673
2.615% due 03/25/2036		2,595	2,591
2.625% due 07/25/2036 ^		11,698	11,436

Total Mortgage-Backed Securities (Cost $587,706)			612,670

ASSET-BACKED SECURITIES 4.1%
Accredited Mortgage Loan Trust
0.304% due 02/25/2037		4,670	4,471

Argent Securities Trust
0.324% due 07/25/2036		22,638	10,391
0.364% due 03/25/2036		8,050	4,333
Bear Stearns Asset-Backed Securities Trust
0.324% due 11/25/2036		19,073	15,614
0.334% due 08/25/2036		2,269	1,962
Cadogan Square CLO BV
0.371% due 07/24/2023	EUR	27,477	29,173
Citigroup Mortgage Loan Trust, Inc.
0.484% due 12/25/2035		$4,010	3,745
Countrywide Asset-Backed Certificates
0.304% due 11/25/2037		8,899	8,816
0.321% due 01/25/2037		4,864	4,632
0.344% due 06/25/2037		7,282	6,668
0.404% due 05/25/2037		7,700	4,708
0.574% due 06/25/2036		6,900	4,965
Countrywide Asset-Backed Certificates Trust
0.974% due 08/25/2047		3,000	2,567
Credit-Based Asset Servicing and Securitization LLC
0.231% due 11/25/2036		545	313
EMC Mortgage Loan Trust
0.914% due 05/25/2040		194	176
First Franklin Mortgage Loan Trust
0.664% due 09/25/2035		2,800	2,722
Fremont Home Loan Trust
0.234% due 01/25/2037		98	50
GSAA Home Equity Trust
5.995% due 03/25/2046 ^		15,737	11,823
Hillmark Funding Ltd.
0.512% due 05/21/2021		18,110	17,936
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.314% due 11/25/2036		10,171	8,019
JPMorgan Mortgage Acquisition Corp.
0.581% due 10/25/2035 ^		7,500	6,122
JPMorgan Mortgage Acquisition Trust
0.234% due 03/25/2047		698	687
0.434% due 03/25/2037		2,000	1,541
Lehman XS Trust
0.351% due 06/25/2036		5,622	4,014
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		16,400	16,362
Long Beach Mortgage Loan Trust
3.174% due 11/25/2032		44	39
MASTR Asset-Backed Securities Trust
0.414% due 03/25/2036		7,515	4,726
0.464% due 12/25/2035		9,755	8,779
Merrill Lynch Mortgage Investors Trust
0.334% due 05/25/2037		32,484	22,085
Morgan Stanley ABS Capital, Inc. Trust
0.424% due 08/25/2036		19,564	12,286
Motor PLC
0.654% due 08/25/2021		426	427
NovaStar Mortgage Funding Trust
0.414% due 11/25/2036		4,024	1,930
Option One Mortgage Loan Trust Asset-Backed Certificates
0.634% due 11/25/2035		11,500	8,553
Panther CDO BV
0.468% due 10/15/2084	EUR	11,069	11,425
Penta CLO S.A.
0.398% due 06/04/2024		1,674	1,783
RAAC Trust
0.514% due 02/25/2036		$1,400	1,256
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		22,232	13,867
Residential Asset Securities Corp. Trust
0.334% due 06/25/2036		7,024	6,757
0.374% due 02/25/2036		1,125	1,113
0.414% due 09/25/2036		13,800	12,110
0.424% due 04/25/2037		7,900	7,190
0.504% due 12/25/2035		6,651	4,710
0.574% due 02/25/2036		6,800	5,469
1.044% due 05/25/2035		1,397	1,335
Securitized Asset-Backed Receivables LLC Trust
0.304% due 05/25/2037 ^		1,705	1,202
SG Mortgage Securities Trust
0.444% due 02/25/2036		3,200	1,801
SLM Private Education Loan Trust
2.825% due 12/16/2019		892	902
SLM Student Loan Trust
0.287% due 12/15/2023	EUR	11,444	12,158
Soundview Home Loan Trust
0.424% due 11/25/2036		$19,177	13,368
Specialty Underwriting & Residential Finance Trust
0.324% due 11/25/2037		21,500	11,987
Structured Asset Securities Corp. Mortgage Loan Trust
0.344% due 12/25/2036		14,000	11,945

Washington Mutual Asset-Backed Certificates Trust
0.414% due 05/25/2036		14,295	10,133
Wells Fargo Home Equity Asset-Backed Securities Trust
0.764% due 11/25/2035		1,800	1,636

Total Asset-Backed Securities (Cost $349,885)			362,782

SOVEREIGN ISSUES 10.9%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,400	1,507
4.750% due 06/04/2018		300	358
Autonomous Community of Valencia
4.375% due 07/16/2015		700	765
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,220
4.125% due 09/15/2017	EUR	2,300	2,539
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	455,400	138,505
0.000% due 10/01/2015		687,600	202,298
0.000% due 01/01/2016		904,698	257,705
0.000% due 04/01/2016		95,700	26,424
0.000% due 01/01/2017		16,000	4,021
Export-Import Bank of Korea
4.000% due 01/29/2021		$5,100	5,546
4.125% due 09/09/2015		12,000	12,179
5.125% due 06/29/2020		2,100	2,407
France Government Bond
0.500% due 05/25/2025	EUR	21,800	23,501
3.250% due 05/25/2045		2,300	3,836
Korea Development Bank
3.250% due 09/20/2016		$2,400	2,473
4.375% due 08/10/2015		5,400	5,470
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,148
Mexico Government International Bond
8.000% due 06/11/2020	MXN	302,900	22,311
Province of Ontario
1.600% due 09/21/2016		$300	304
1.650% due 09/27/2019		2,800	2,814
3.000% due 07/16/2018		3,700	3,907
3.150% due 06/02/2022	CAD	7,600	6,592
4.000% due 10/07/2019		$700	774
4.000% due 06/02/2021	CAD	21,400	19,399
4.200% due 03/08/2018		1,100	952
4.200% due 06/02/2020		12,500	11,313
4.300% due 03/08/2017		900	758
4.400% due 06/02/2019		5,600	5,018
4.400% due 04/14/2020		$600	679
5.500% due 06/02/2018	CAD	2,300	2,074
Province of Quebec
2.750% due 08/25/2021		$17,100	17,882
3.500% due 07/29/2020		3,000	3,263
3.500% due 12/01/2022	CAD	6,300	5,587
3.750% due 09/01/2024		4,800	4,342
4.250% due 12/01/2021		21,200	19,556
4.500% due 12/01/2017		700	605
4.500% due 12/01/2020		2,500	2,309
Republic of Germany
2.500% due 07/04/2044	EUR	4,000	6,518
2.500% due 08/15/2046		5,700	9,426
3.250% due 07/04/2042		400	721
4.250% due 07/04/2039		43,100	85,187
4.750% due 07/04/2040		3,400	7,258
Slovenia Government International Bond
4.700% due 11/01/2016		1,700	1,962
5.250% due 02/18/2024		$10,500	12,104
5.500% due 10/26/2022		3,900	4,510

Total Sovereign Issues (Cost $1,129,027)			953,027

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (c)		10,300	12,569

Total Convertible Preferred Securities (Cost $12,412)			12,569

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,125

Total Preferred Securities (Cost $13,075)			13,125

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.107% due 05/16/2016		$22,500	22,406
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.318% due 06/12/2015		5,100	5,100
Intesa Sanpaolo SpA
1.650% due 04/07/2015		2,100	2,100

			29,606

REPURCHASE AGREEMENTS (d) 0.0%			3,824

MEXICO TREASURY BILLS 1.9%
3.042% due 05/28/2015	MXN	2,501,000	163,195

U.S. TREASURY BILLS 0.1%
0.026% due 04/30/2015 - 06/25/2015 (a)(f)(h)		$8,328	8,328

Total Short-Term Instruments (Cost $223,822)			204,953

Total Investments in Securities (Cost $9,957,386)			10,029,353

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III		39,375,366	390,486

Total Short-Term Instruments (Cost $390,447)			390,486

Total Investments in Affiliates (Cost $390,447)			390,486

Total Investments 118.7% (Cost $10,347,833)			$10,419,839
Financial Derivative Instruments (e)(g) 3.4% (Cost or Premiums, net $(5,049))			294,551
Other Assets and Liabilities, net (22.1%)			(1,938,856)

Net Assets 100.0%			$8,775,534

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$3,824	Freddie Mac 2.080% due 10/17/2022	$(3,905)	$3,824	$3,824

Total Repurchase Agreements						$(3,905)	$3,824	$3,824

(1)	Includes accrued interest.

As of March 31, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended March 31, 2015 was $74,940 at a weighted average interest rate of (0.104%).

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	6,895	$(2,636)	$0	$(259)
90-Day Eurodollar December Futures	Short	12/2016	1,561	(977)	0	(176)
90-Day Eurodollar June Futures	Short	06/2015	3,120	(151)	0	(39)
90-Day Eurodollar March Futures	Short	03/2016	3,451	(1,693)	0	(216)
90-Day Eurodollar September Futures	Short	09/2015	6,133	(1,625)	0	(153)
90-Day Eurodollar September Futures	Short	09/2016	2,340	(555)	0	(234)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	957	29	41	(41)
Call Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	63	8	1	(1)
Canada Government 10-Year Bond June Futures	Short	06/2015	506	(292)	40	(44)
Euro-Bund 10-Year Bond June Futures	Long	06/2015	2,089	2,968	603	(132)
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	957	122	41	0
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	63	11	4	0
U.S. Treasury 5-Year Note June Futures	Long	06/2015	214	317	44	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	4,929	5,472	1,540	(729)
U.S. Treasury 10-Year Note June Futures	Short	06/2015	1,881	(1,448)	0	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2015	534	1,183	217	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	1,553	(798)	87	(29)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	3,616	(1,404)	134	(67)
United Kingdom Long Gilt June Futures	Short	06/2015	44	(157)	20	(1)

Total Futures Contracts				$(1,626)	$2,772	$(2,121)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.665%	04/17/2016		$976,100	$(1,749)	$(1,872)	$0	$(79)
Receive	3-Month USD-LIBOR	0.750%	06/17/2016		1,175,600	(1,950)	(653)	0	(163)
Receive	3-Month USD-LIBOR	1.050%	10/19/2016		510,300	(1,138)	(1,051)	0	(123)
Receive	3-Month USD-LIBOR	1.000%	04/17/2017		931,200	(3,125)	(5,685)	0	(452)
Receive	3-Month USD-LIBOR	1.500%	09/16/2017		290,800	(2,292)	(1,396)	0	(205)
Receive	3-Month USD-LIBOR	1.780%	12/02/2019		36,300	(705)	(493)	0	(60)
Receive	3-Month USD-LIBOR	2.000%	06/15/2022		53,300	(488)	(127)	0	(109)
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		3,800	233	98	8	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(13,660)	(4,524)	0	(53)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		229,000	(19,426)	(35,174)	0	(231)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		263,500	(65,955)	(78,446)	0	(311)
Receive	3-Month USD-LIBOR	2.800%	12/18/2043		210,100	(20,376)	(30,177)	0	(209)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	6,800	(110)	(4)	0	0
Receive	6-Month GBP-LIBOR	1.590%	10/05/2016		229,700	(2,557)	(2,562)	0	(2)
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016		51,900	(515)	(34)	0	(1)
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017		190,100	(2,702)	(555)	12	0
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017		73,900	(1,834)	(19)	5	0
Receive	6-Month GBP-LIBOR	1.500%	12/16/2017		46,600	(532)	(428)	4	0
Receive	28-Day MXN-TIIE	3.420%	06/05/2015	MXN	1,489,000	(23)	(23)	0	(3)
Receive	28-Day MXN-TIIE	3.540%	08/31/2015		1,101,000	(29)	0	0	(7)
Receive	28-Day MXN-TIIE	3.605%	12/18/2015		1,375,000	19	19	10	0
Pay	28-Day MXN-TIIE	3.925%	05/16/2016		446,900	(9)	(9)	2	0
Pay	28-Day MXN-TIIE	3.960%	05/16/2016		1,180,100	2	2	5	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016		524,400	785	(254)	8	0
Pay	28-Day MXN-TIIE	4.035%	02/03/2017		1,045,600	(191)	(8)	26	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		73,200	66	(18)	3	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		1,122,100	1,914	(600)	40	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		230,000	398	(111)	19	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		159,000	(67)	(178)	21	0
Pay	28-Day MXN-TIIE	5.270%	02/05/2020		2,080,700	128	135	318	0
Pay	28-Day MXN-TIIE	6.350%	06/02/2021		28,000	81	16	5	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		1,207,700	(1,029)	(991)	175	0
Pay	28-Day MXN-TIIE	5.920%	12/08/2021		39,800	42	42	6	0
Pay	28-Day MXN-TIIE	5.795%	12/10/2021		27,400	15	(11)	4	0
Pay	28-Day MXN-TIIE	5.850%	12/21/2021		91,400	64	(187)	13	0
Pay	28-Day MXN-TIIE	5.375%	01/07/2022		282,600	(328)	(559)	40	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		308,000	(371)	297	37	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		132,000	(19)	(136)	16	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		18,700	(10)	(18)	2	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		36,100	21	(59)	4	0
Pay	28-Day MXN-TIIE	6.915%	09/10/2029		178,200	754	505	41	0
Pay	28-Day MXN-TIIE	6.840%	11/27/2029		35,000	129	129	8	0
Pay	28-Day MXN-TIIE	6.710%	11/30/2029		314,400	867	867	71	0
Pay	28-Day MXN-TIIE	6.620%	02/18/2030		67,100	140	138	15	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034		1,241,600	4,973	3,888	283	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		406,700	888	(92)	92	0

Total Swap Agreements						$(129,671)	$(160,318)	$1,293	$(2,008)

(f)	Securities with an aggregate market value of $119,129 and cash of $23,951 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$24,181	GBP	16,289	$0	$(18)
	05/2015	GBP	16,289		$24,176	18	0
BOA	04/2015	EUR	17,374		19,014	332	0
	04/2015	ILS	197,353		49,898	303	0
	04/2015		$15,410	AUD	20,213	0	(14)
	04/2015		9,892	EUR	8,822	0	(406)
	04/2015		11,668	ILS	45,912	0	(130)
	05/2015	CAD	93,921		$85,565	11,442	0
	05/2015		$14,066	EUR	13,097	22	0
	05/2015		19,598	JPY	2,348,600	0	(6)
	05/2015		2,883	MXN	42,311	0	(114)
	06/2015	EUR	36,855		$50,109	10,441	0
	06/2015	ILS	111,124		28,252	324	0
	06/2015		$3,493	EUR	2,673	0	(616)
	08/2015	EUR	18,300		$24,474	4,760	0
	08/2015	JPY	1,014,812		10,000	1,522	0
	06/2016	EUR	104,144		142,587	29,435	0
	06/2016		$6,094	EUR	4,512	0	(1,192)
BPS	04/2015	BRL	52,382		$16,505	122	(30)
	04/2015	CAD	667		521	0	(5)
	04/2015	EUR	36,819		39,015	0	(574)
	04/2015	ILS	7,543		1,894	0	(2)
	04/2015		$12,758	AUD	16,421	18	(269)
	04/2015		16,775	BRL	52,382	0	(362)
	04/2015		457	ILS	1,830	3	0
	05/2015	AUD	9,172		$7,240	268	0
	05/2015	BRL	6,750		2,072	0	(25)
	05/2015		$33,090	MXN	496,899	0	(578)
	06/2015	EUR	16,570		$22,472	4,637	0
	06/2015		$17,125	EUR	12,775	0	(3,375)
	06/2015		571	ILS	2,257	0	(4)
	10/2015	BRL	299,600		$108,942	20,198	0
	01/2016		98,000		38,066	9,767	0
	07/2017		6,300		2,163	564	0
	01/2018		3,496		1,023	170	0
BRC	04/2015		$16,093	INR	1,010,267	119	0

	05/2015	BRL	16,502		$5,128	0	0
	05/2015		$12,658	MXN	190,577	0	(189)
	06/2015	EUR	21,007		$28,540	5,930	0
	06/2015	ILS	42,228		10,563	0	(50)
	06/2015		$12,431	EUR	9,335	0	(2,383)
	06/2016	EUR	19,578		$26,921	5,639	0
CBK	04/2015	AUD	72,099		56,002	1,088	0
	04/2015	BRL	99,506		30,379	0	(768)
	04/2015	CAD	686		544	3	0
	04/2015	EUR	23,099		24,936	99	0
	04/2015		$27,415	AUD	35,568	0	(325)
	04/2015		51,571	EUR	45,508	0	(2,639)
	04/2015		1,247	GBP	813	0	(41)
	04/2015		320,796	JPY	38,282,219	0	(1,605)
	05/2015	JPY	38,282,219		$320,934	1,586	0
	05/2015	MXN	1,134,311		75,984	2,016	(249)
	05/2015		$30,139	BRL	99,506	783	0
	05/2015		32,670	GBP	22,008	0	(31)
	05/2015		32,901	MXN	496,337	73	(499)
	06/2015	EUR	18,091		$24,730	5,258	0
	06/2015		$11,359	EUR	8,586	0	(2,118)
	06/2015		26,295	INR	1,659,892	0	(2)
DUB	04/2015	BRL	171,010		$53,078	358	(828)
	04/2015	CAD	941		745	2	0
	04/2015	ILS	18,501		4,706	57	0
	04/2015	JPY	47,416,719		396,809	1,455	0
	04/2015	MXN	386,141		25,748	458	0
	04/2015		$29,881	BRL	96,454	341	0
	05/2015	MXN	2,463,635		$178,457	17,507	0
	05/2015		$22,406	BRL	74,556	762	0
	05/2015		4,859	MXN	73,118	0	(75)
	06/2015	MXN	145,019		$9,383	0	(84)
	06/2015		$16,667	EUR	12,818	0	(2,871)
	08/2015	EUR	16,300		$21,835	4,276	0
	10/2015	BRL	178,000		60,098	7,650	(277)
	01/2016		14,121		4,900	822	0
	02/2016	EUR	10,350		13,928	2,736	0
	06/2016		10,773		14,750	3,047	0
	06/2016		$12,309	EUR	9,107	0	(2,415)
FBF	04/2015	BRL	363,045		$114,658	1,464	(558)
	04/2015		$145,701	BRL	462,551	395	(1,197)
	05/2015	BRL	278,735		$87,007	390	0
	05/2015		$7,200	BRL	23,207	15	(3)
	05/2015		11,545	MXN	174,852	0	(105)
	06/2015	EUR	30,262		$41,074	8,502	0
	07/2015	BRL	51,049		18,794	3,229	0
	10/2015		210,000		78,608	16,404	0
	04/2016		95,700		26,620	0	(402)
GLM	04/2015		3,764		1,173	0	(6)
	04/2015	EUR	120,433		130,776	1,361	(80)
	04/2015	GBP	17,102		26,326	957	0
	04/2015	ILS	92,580		23,435	169	0
	04/2015	MXN	154,602		10,225	90	0
	04/2015		$25,056	BRL	78,320	4	(555)
	04/2015		12,516	EUR	11,078	0	(604)
	04/2015		125,295	ILS	494,037	0	(1,142)
	04/2015		89,773	JPY	10,776,700	169	(88)
	04/2015		24,705	MXN	370,051	0	(444)
	05/2015	CHF	1,687		$1,831	92	0
	05/2015	MXN	510,032		33,854	483	0
	05/2015		$76,555	CAD	95,200	0	(1,423)
	05/2015		23,520	EUR	21,399	0	(501)
	05/2015		3,379	MXN	50,532	0	(73)
	06/2015	ILS	494,037		$125,335	1,169	0
	06/2015		$55,760	EUR	41,738	0	(10,836)
	07/2015	BRL	117,971		$48,418	12,449	0
HUS	04/2015		131,650		46,347	5,098	0
	04/2015	DKK	4,483		802	157	0
	04/2015		$41,038	BRL	131,650	212	0
	05/2015	MXN	168,924		$11,349	296	0
	05/2015		$10,001	MXN	152,140	57	(104)
	08/2015	JPY	3,658,324		$35,877	5,316	0
JPM	04/2015	BRL	198,052		69,432	7,376	0
	04/2015	EUR	76,159		81,107	260	(1,043)
	04/2015	ILS	225,803		56,995	250	0
	04/2015	INR	1,638,344		25,720	0	(572)
	04/2015	JPY	1,642,200		13,618	0	(75)
	04/2015		$61,986	BRL	198,052	271	(202)
	04/2015		1,108	CAD	1,383	0	(16)
	04/2015		5,445	EUR	5,067	4	0
	05/2015		508	MXN	7,516	0	(17)
	06/2015		14,859	EUR	11,113	0	(2,898)
	07/2015	BRL	120,000		$49,379	12,791	0
	01/2016		459,198		157,346	24,749	0
	01/2018		$1,016	BRL	3,496	0	(163)
MSB	04/2015	AUD	103		$81	3	0

	04/2015	BRL	230,998		71,437	0	(941)
	04/2015	GBP	91,010		137,201	2,202	0
	04/2015	MXN	114,040		7,553	94	(12)
	04/2015		$74,449	BRL	230,998	221	(2,292)
	05/2015	MXN	60,411		$3,988	35	0
	06/2015	EUR	25,606		35,101	7,541	0
	07/2015	BRL	36,000		14,724	3,748	0
	08/2015	SAR	15,390		4,099	0	(4)
	08/2015		$4,094	SAR	15,390	9	0
	01/2016	BRL	224,000		$77,894	13,212	0
	06/2016	EUR	27,527		37,859	7,954	0
NAB	06/2015		41,667		56,570	11,722	0
	06/2016		59,849		82,177	17,139	0
	07/2016		45,981		62,378	12,330	0
NGF	04/2015	MXN	76,361		5,083	85	0
RBC	04/2015	CAD	102,076		81,868	1,275	0
SOG	04/2015		$82,278	CAD	102,987	0	(965)
	05/2015	CAD	102,987		$82,240	963	0
	06/2015		$38,181	EUR	28,496	0	(7,510)
UAG	04/2015	BRL	124,944		$39,490	442	(100)
	04/2015	EUR	209,568		238,339	13,001	0
	04/2015		$2,778	AUD	3,521	0	(96)
	04/2015		39,171	BRL	124,944	412	(435)
	04/2015		453,738	EUR	412,977	0	(9,684)
	04/2015		10,017	INR	628,077	62	0
	05/2015	EUR	412,977		$453,938	9,687	0
	05/2015	GBP	9,957		14,837	70	0
	05/2015		$4,500	MXN	66,991	0	(117)
	06/2015	INR	628,077		$9,881	0	(68)
	06/2015		$9,936	EUR	7,539	0	(1,821)
	06/2015		15,167	INR	966,792	148	0
	01/2016	BRL	123,500		$47,674	12,013	0

Total Forward Foreign Currency Contracts						$374,958	$(72,321)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	$34,800	$73	$31
MSB	Call - OTC USD versus SAR		3.759	07/30/2015	11,500	36	8

						$109	$39

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$499,900	$1,880	$1,559
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	07/30/2015	23,000	322	150
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/19/2016	93,500	393	292
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	46,400	688	475
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150%	07/20/2015	93,800	436	285
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	01/30/2018	92,300	1,311	1,083
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	275,000	458	325
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/29/2016	46,500	418	359
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	01/29/2016	46,500	721	567

							$6,627	$5,095

Total Purchased Options							$6,736	$5,134

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus ILS	ILS	4.070	04/15/2015	$13,100	$(103)	$(25)
	Put - OTC USD versus JPY	JPY	113.000	05/22/2015	42,100	(608)	(44)
	Put - OTC USD versus JPY		80.000	02/18/2019	2,700	(151)	(23)
BPS	Put - OTC USD versus JPY		115.500	04/15/2015	57,100	(396)	(21)
CBK	Call - OTC USD versus ILS	ILS	4.070	05/22/2015	7,500	(62)	(50)
	Call - OTC USD versus ILS		4.170	06/10/2015	13,700	(91)	(54)
	Put - OTC USD versus JPY	JPY	112.000	05/15/2015	7,700	(132)	(4)
	Put - OTC USD versus JPY		99.000	09/30/2015	10,600	(112)	(5)
DUB	Put - OTC USD versus BRL	BRL	3.040	04/23/2015	10,400	(95)	(52)
	Put - OTC USD versus BRL		3.020	05/22/2015	7,200	(73)	(57)
	Put - OTC USD versus BRL		3.080	05/27/2015	14,400	(166)	(191)
	Call - OTC USD versus ILS	ILS	4.120	05/20/2015	9,700	(77)	(40)
	Call - OTC USD versus ILS		4.150	06/04/2015	11,000	(69)	(45)
	Put - OTC USD versus JPY	JPY	112.500	05/22/2015	7,900	(90)	(7)
FBF	Put - OTC USD versus BRL	BRL	3.116	04/29/2015	3,200	(31)	(31)
	Put - OTC USD versus JPY	JPY	111.400	05/14/2015	12,100	(167)	(5)
GLM	Put - OTC USD versus BRL	BRL	3.085	04/28/2015	4,700	(41)	(44)
	Call - OTC USD versus ILS	ILS	4.080	04/29/2015	11,700	(83)	(42)
	Call - OTC USD versus ILS		4.100	05/15/2015	14,400	(101)	(65)
	Call - OTC USD versus ILS		4.160	06/01/2015	21,200	(87)	(77)
	Put - OTC USD versus JPY	JPY	113.500	05/27/2015	20,300	(294)	(30)
HUS	Put - OTC USD versus BRL	BRL	3.075	05/14/2015	25,800	(288)	(288)
	Call - OTC USD versus ILS	ILS	4.130	05/29/2015	10,700	(74)	(47)
JPM	Call - OTC USD versus ILS		4.100	05/07/2015	12,000	(87)	(45)
	Call - OTC USD versus INR	INR	65.900	05/12/2015	27,900	(229)	(20)
	Put - OTC USD versus INR		62.000	06/05/2015	10,500	(64)	(51)
	Call - OTC USD versus INR		65.000	06/05/2015	10,500	(53)	(36)
	Put - OTC USD versus INR		61.500	07/15/2015	10,500	(55)	(43)
	Call - OTC USD versus INR		65.000	07/15/2015	10,500	(91)	(85)
	Put - OTC USD versus JPY	JPY	112.000	05/15/2015	4,100	(69)	(2)
	Put - OTC USD versus JPY		109.000	11/10/2015	20,400	(390)	(101)
SOG	Put - OTC USD versus JPY		109.000	11/19/2015	21,000	(358)	(111)
UAG	Call - OTC USD versus ILS	ILS	4.110	05/14/2015	9,100	(72)	(37)
	Put - OTC USD versus JPY	JPY	110.000	05/12/2015	8,000	(93)	(1)
	Put - OTC USD versus JPY		100.000	07/03/2015	7,900	(55)	(1)

						$(5,007)	$(1,780)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$32,900	$(293)	$(19)
	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	13,700	(116)	(8)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(9)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(3)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(10)

						$(788)	$(49)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$499,900	$(710)	$(489)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915%	01/29/2016	499,900	(1,220)	(929)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.430%	07/30/2015	23,000	(137)	(53)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590%	07/30/2015	23,000	(214)	(91)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.700%	01/19/2016	93,500	(140)	(79)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900%	01/19/2016	93,500	(253)	(164)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	46,400	(580)	(339)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850%	07/20/2015	93,800	(160)	(65)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	07/20/2015	93,800	(281)	(148)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/30/2018	92,300	(480)	(371)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	01/30/2018	92,300	(835)	(672)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500%	01/19/2016	183,100	(110)	(62)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	91,900	(55)	(34)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650%	01/19/2016	183,100	(201)	(123)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	91,900	(92)	(65)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015	96,700	(1,269)	(105)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520%	09/18/2015	308,600	(2,700)	(469)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/29/2016	46,500	(177)	(140)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/29/2016	46,500	(270)	(231)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330%	01/29/2016	46,500	(295)	(220)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540%	01/29/2016	46,500	(465)	(361)

							$(10,644)	$(5,210)

Total Written Options							$(16,439)	$(7,039)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	Venezuela Government International Bond	(5.000%)	06/20/2015	35.002%	$400	$52	$(27)	$25	$0
GST	Venezuela Government International Bond	(5.000%)	06/20/2015	35.002%	4,500	517	(236)	281	0
JPM	Venezuela Government International Bond	(5.000%)	06/20/2015	35.002%	800	96	(46)	50	0

						$665	$(309)	$356	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2015	1.024%		$700	$(6)	$6	$0	$0
	MetLife, Inc.	1.000%	09/20/2015	0.117%		7,500	(492)	527	35	0
	MetLife, Inc.	1.000%	12/20/2015	0.117%		18,100	(865)	988	123	0
	Mexico Government International Bond	1.000%	09/20/2015	0.460%		1,200	0	4	4	0
	Mexico Government International Bond	1.000%	12/20/2016	0.718%		1,700	16	(7)	9	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		2,200	(5)	5	0	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.105%		9,000	(263)	325	62	0
BPS	Petrobras International Finance Co.	1.000%	06/20/2018	6.371%		700	(101)	(4)	0	(105)
	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		6,200	(642)	(581)	0	(1,223)
	Petrobras International Finance Co.	1.000%	03/20/2020	6.113%		500	(76)	(26)	0	(102)
	U.S. Treasury Notes	0.250%	03/20/2016	0.069%	EUR	3,800	(54)	61	7	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	1.024%		$1,000	(14)	15	1	0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		2,300	(20)	20	0	0
	Brazil Government International Bond	1.000%	03/20/2016	1.195%		1,100	(7)	6	0	(1)
	Brazil Government International Bond	1.000%	06/20/2016	1.296%		18,400	(27)	(34)	0	(61)
	Brazil Government International Bond	1.000%	12/20/2016	1.785%		31,000	(781)	375	0	(406)
	China Government International Bond	1.000%	12/20/2018	0.634%		900	8	4	12	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.285%		30,600	455	(175)	280	0
	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		5,000	(666)	(321)	0	(987)
CBK	Brazil Government International Bond	1.000%	09/20/2015	1.024%		1,000	(16)	16	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.296%		51,100	(156)	(13)	0	(169)
	China Government International Bond	1.000%	12/20/2018	0.634%		2,600	24	11	35	0
	MetLife, Inc.	1.000%	12/20/2015	0.117%		6,900	(251)	298	47	0
	Mexico Government International Bond	1.000%	09/20/2015	0.460%		1,200	(18)	22	4	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		800	(1)	1	0	0
	Mexico Government International Bond	1.000%	12/20/2019	1.170%		10,900	65	(145)	0	(80)
	Sprint Communications, Inc.	5.000%	12/20/2019	3.763%		8,700	440	26	466	0
DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.170%		20,700	363	(144)	219	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.266%		23,900	544	(146)	398	0
	Brazil Government International Bond	1.000%	06/20/2015	1.024%		6,600	(70)	72	2	0
	Brazil Government International Bond	1.000%	06/20/2016	1.296%		8,100	(19)	(7)	0	(26)
	Export-Import Bank of China	1.000%	06/20/2017	0.575%		800	(34)	42	8	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.224%		4,300	53	(36)	17	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.314%		1,100	(26)	30	4	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.628%		5,300	(156)	201	45	0
	Mexico Government International Bond	1.000%	03/20/2016	0.535%		15,800	(116)	193	77	0
	Mexico Government International Bond	1.000%	06/20/2016	0.581%		40,900	100	125	225	0
FBF	Brazil Government International Bond	1.000%	06/20/2015	1.024%		8,200	(209)	212	3	0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		5,500	(69)	70	1	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.390%		500	13	(3)	10	0
	Vodafone Group PLC	1.000%	03/20/2016	0.118%		3,900	56	(21)	35	0
GST	Brazil Government International Bond	1.000%	06/20/2015	1.024%		900	(12)	12	0	0
	Japan Government International Bond	1.000%	12/20/2015	0.066%		2,800	69	(48)	21	0
	Mexico Government International Bond	1.000%	06/20/2017	0.794%		500	(5)	7	2	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		3,200	(9)	9	0	0
	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		5,400	(598)	(467)	0	(1,065)
	Petrobras International Finance Co.	1.000%	03/20/2020	6.113%		400	(64)	(18)	0	(82)
HUS	Brazil Government International Bond	1.000%	09/20/2015	1.024%		3,300	(33)	33	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.296%		25,400	(36)	(47)	0	(83)
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		1,000	6	0	6	0
	Mexico Government International Bond	1.000%	12/20/2016	0.718%		300	3	(1)	2	0
	Mexico Government International Bond	1.000%	09/20/2017	0.836%		2,400	(54)	64	10	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		1,500	(4)	4	0	0
	Petrobras International Finance Co.	1.000%	03/20/2020	6.113%		1,500	(274)	(33)	0	(307)
JPM	Brazil Government International Bond	1.000%	06/20/2015	1.024%		10,900	(120)	123	3	0
	Brazil Government International Bond	1.000%	09/20/2015	1.024%		3,300	(34)	34	0	0
	Brazil Government International Bond	1.000%	09/20/2016	1.584%		5,300	(30)	(13)	0	(43)
	Mexico Government International Bond	0.920%	03/20/2016	0.536%		1,200	0	5	5	0
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		700	4	0	4	0
	Mexico Government International Bond	1.000%	12/20/2016	0.718%		1,600	22	(13)	9	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		4,500	(10)	11	1	0
MYC	Brazil Government International Bond	1.000%	06/20/2015	1.024%		1,500	(14)	15	1	0
	Greece Government International Bond	1.000%	06/20/2015	43.611%	EUR	33,800	(1,570)	(1,635)	0	(3,205)
	Mexico Government International Bond	1.000%	09/20/2016	0.662%		$7,100	(33)	71	38	0
	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%		4,500	(417)	(471)	0	(888)
RYL	China Government International Bond	1.000%	09/20/2016	0.292%		400	2	2	4	0
	Mexico Government International Bond	1.000%	09/20/2015	0.460%		5,400	(63)	78	15	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	1.024%		700	(7)	7	0	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.628%		3,200	(99)	126	27	0
	Mexico Government International Bond	1.000%	09/20/2015	0.460%		600	(8)	10	2	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.069%	EUR	26,600	(398)	426	28	0

							$(6,809)	$283	$2,307	$(8,833)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$31,772	$4,001	$(4,137)	$0	$(136)
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	17,296	2,078	(2,152)	0	(74)
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	940	129	(133)	0	(4)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	376	47	(49)	0	(2)
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	23	23	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	35,438	3,800	(3,952)	0	(152)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	2,820	323	(335)	0	(12)
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	4,051	0	53	53	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	10,340	1,207	(1,251)	0	(44)

					$11,585	$(11,933)	$76	$(424)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	11.000%	01/04/2021	BRL	131,700	$100	$2,070	$2,170	$0
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		53,200	90	(678)	0	(588)
CBK	Pay	1-Year BRL-CDI	11.250%	01/04/2021		20,200	(205)	(75)	0	(280)
DUB	Pay	1-Year BRL-CDI	11.250%	01/04/2021		20,200	(218)	(62)	0	(280)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		7,400	(13)	(68)	0	(81)
GLM	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	10,000	(23)	11	0	(12)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		12,300	(29)	23	0	(6)
HUS	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		80,700	(169)	73	0	(96)
UAG	Pay	1-Year BRL-CDI	11.250%	01/04/2021	BRL	30,700	(320)	(106)	0	(426)

							$(787)	$1,188	$2,170	$(1,769)

Total Swap Agreements							$4,654	$(10,771)	$4,909	$(11,026)

(h)	Securities with an aggregate market value of $13,576 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$39,400	$0	$39,400
Corporate Bonds & Notes
Banking & Finance	0	1,400,151	22,696	1,422,847
Industrials	0	145,829	5,105	150,934
Utilities	0	313,746	0	313,746
Municipal Bonds & Notes
California	0	256,578	0	256,578
Illinois	0	2,863	0	2,863
Iowa	0	655	0	655
Mississippi	0	2,920	0	2,920
Nebraska	0	7,790	0	7,790
Nevada	0	5,999	0	5,999
New Jersey	0	43,851	0	43,851
New York	0	1,896	0	1,896
Ohio	0	50,290	0	50,290
Texas	0	27,391	0	27,391
U.S. Government Agencies	0	2,252,946	0	2,252,946
U.S. Treasury Obligations	0	3,290,121	0	3,290,121
Mortgage-Backed Securities	0	610,942	1,728	612,670
Asset-Backed Securities	0	362,782	0	362,782
Sovereign Issues	0	953,027	0	953,027
Convertible Preferred Securities
Banking & Finance	0	12,569	0	12,569
Preferred Securities
Banking & Finance	13,125	0	0	13,125
Short-Term Instruments
Certificates of Deposit	0	29,606	0	29,606
Repurchase Agreements	0	3,824	0	3,824
Mexico Treasury Bills	0	163,195	0	163,195
U.S. Treasury Bills	0	8,328	0	8,328
	$13,125	$9,986,699	$29,529	$10,029,353

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$390,486	$0	$0	$390,486

Total Investments	$403,611	$9,986,699	$29,529	$10,419,839

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,772	1,293	0	4,065
Over the counter	0	385,001	0	385,001
	$2,772	$386,294	$0	$389,066

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,121)	(2,008)	0	(4,129)
Over the counter	0	(90,386)	0	(90,386)

	$(2,121)	$(92,394)	$0	$(94,515)

Totals	$404,262	$10,280,599	$29,529	$10,714,390

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0%
BANK LOAN OBLIGATIONS 4.6%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,320	$2,325
Chrysler Group LLC
3.500% due 05/24/2017		4,465	4,468
Dell, Inc.
3.750% due 10/29/2018		171	172
Dollar Tree, Inc.
4.250% due 03/09/2022		1,000	1,012
H.J. Heinz Co.
3.250% due 06/05/2020		590	591
HCA, Inc.
2.928% due 03/31/2017		5,061	5,069

Total Bank Loan Obligations (Cost $13,605)			13,637

CORPORATE BONDS & NOTES 28.8%
BANKING & FINANCE 15.9%
AGFC Capital Trust
6.000% due 01/15/2067		100	76
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,196
2.937% due 07/18/2016		1,200	1,203
3.500% due 07/18/2016		500	507
4.625% due 06/26/2015		1,300	1,308
5.500% due 02/15/2017		1,400	1,459
American Express Co.
4.900% due 03/15/2020 (d)		300	305
Bank of America Corp.
0.588% due 08/15/2016		100	99
2.000% due 01/11/2018		1,400	1,411
3.958% due 10/21/2025	MXN	2,000	138
5.750% due 12/01/2017		$3,500	3,853
6.400% due 08/28/2017		700	776
6.875% due 04/25/2018		1,300	1,488
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	500	1,000
BPCE S.A.
5.150% due 07/21/2024		$600	642
CIT Group, Inc.
4.250% due 08/15/2017		300	305
5.000% due 05/15/2017		100	103
Citigroup, Inc.
0.937% due 11/15/2016		500	501
Eksportfinans ASA
2.000% due 09/15/2015		200	201
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		4,000	4,047
2.750% due 05/15/2015		1,200	1,203
3.984% due 06/15/2016		1,590	1,640
4.207% due 04/15/2016		1,000	1,029
7.000% due 04/15/2015		100	100
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	203
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		200	225
International Lease Finance Corp.
4.875% due 04/01/2015		5,300	5,300
5.750% due 05/15/2016		1,500	1,561
8.625% due 09/15/2015		2,500	2,575
8.750% due 03/15/2017		200	222
JPMorgan Chase & Co.
0.881% due 02/26/2016		1,500	1,504
1.156% due 01/25/2018		300	304
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	956	1,515
7.875% due 06/27/2029 (d)		200	319
Morgan Stanley
1.750% due 02/25/2016		$1,200	1,208
MUFG Union Bank N.A.
2.625% due 09/26/2018		300	309
Murray Street Investment Trust
4.647% due 03/09/2017		200	212
Navient Corp.
5.000% due 04/15/2015		500	501

5.000% due 06/15/2018		1,000	1,002
6.250% due 01/25/2016		167	172
8.450% due 06/15/2018		200	222
Prudential Covered Trust
2.997% due 09/30/2015		630	636
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	223
Rabobank Group
6.875% due 03/19/2020	EUR	1,100	1,449
Regions Financial Corp.
5.750% due 06/15/2015		$200	202
Royal Bank of Scotland PLC
4.375% due 03/16/2016		400	413

			46,867

INDUSTRIALS 7.3%
Actavis Funding SCS
1.523% due 03/12/2020		500	507
Altice Financing S.A.
6.625% due 02/15/2023		400	414
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	409
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,001
Cox Communications, Inc.
5.875% due 12/01/2016		1,100	1,181
DISH DBS Corp.
4.250% due 04/01/2018		300	302
4.625% due 07/15/2017		200	206
7.125% due 02/01/2016		1,400	1,458
7.875% due 09/01/2019		200	224
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	366
Kroger Co.
2.200% due 01/15/2017		$100	102
MGM Resorts International
6.625% due 07/15/2015		2,280	2,306
ONEOK Partners LP
6.150% due 10/01/2016		1,427	1,525
SABMiller Holdings, Inc.
0.945% due 08/01/2018		3,600	3,613
Universal Health Services, Inc.
3.750% due 08/01/2019		400	409
Volvo Treasury AB
5.950% due 04/01/2015		4,400	4,400
Wynn Las Vegas LLC
5.500% due 03/01/2025		700	712
Zimmer Holdings, Inc.
3.150% due 04/01/2022		400	405

			21,540

UTILITIES 5.6%
AES Corp.
3.262% due 06/01/2019		900	898
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		200	201
5.875% due 06/01/2015	EUR	200	216
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		$3,600	3,610
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		800	808
Petrobras Global Finance BV
2.631% due 03/17/2017		1,200	1,107
2.750% due 01/15/2018	EUR	600	583
3.151% due 03/17/2020		$100	86
4.375% due 05/20/2023		100	86
6.250% due 12/14/2026	GBP	100	129
Sinopec Group Overseas Development Ltd.
1.032% due 04/10/2017		$1,600	1,599
Verizon Communications, Inc.
1.801% due 09/15/2016		3,700	3,761
2.021% due 09/14/2018		900	939
2.500% due 09/15/2016		2,400	2,452

			16,475

Total Corporate Bonds & Notes (Cost $85,198)			84,882

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)			1,100

U.S. GOVERNMENT AGENCIES 1.8%
Freddie Mac
1.562% due 10/25/2021 (a)		387	32
5.500% due 08/15/2051		400	420
11.675% due 04/15/2044		134	143
Ginnie Mae
3.500% due 04/01/2045		4,500	4,741

Total U.S. Government Agencies (Cost $5,325)			5,336

U.S. TREASURY OBLIGATIONS 22.3%
U.S. Treasury Bonds
3.000% due 11/15/2044 (e)		1,600	1,754
3.125% due 08/15/2044		2,400	2,691
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (g)		915	926
0.125% due 01/15/2023		1,316	1,324
0.125% due 07/15/2024		11,714	11,736
0.250% due 01/15/2025 (e)		12,238	12,351
0.375% due 07/15/2023 (g)(i)		502	516
0.625% due 07/15/2021 (g)		1,141	1,197
1.125% due 01/15/2021 (g)		2,458	2,641
2.000% due 01/15/2026 (i)		3,769	4,474
2.375% due 01/15/2025		1,612	1,957
U.S. Treasury Notes
1.875% due 11/30/2021		5,300	5,365
2.000% due 05/31/2021 (i)		1,800	1,841
2.125% due 09/30/2021		16,500	16,973

Total U.S. Treasury Obligations (Cost $64,671)			65,746

MORTGAGE-BACKED SECURITIES 10.8%
Banc of America Commercial Mortgage Trust
5.536% due 04/10/2049		80	86
BCAP LLC Trust
5.250% due 06/26/2036		751	652
Bear Stearns Adjustable Rate Mortgage Trust
2.591% due 01/25/2035		34	34
3.118% due 11/25/2034		851	822
5.112% due 08/25/2035		251	252
CBA Commercial Small Balance Commercial Mortgage
0.424% due 06/25/2038		3,591	2,731
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		596	491
6.000% due 05/25/2037 ^		497	414
Countrywide Home Loan Mortgage Pass-Through Trust
2.490% due 02/20/2036		1,061	893
2.590% due 08/25/2034		564	519
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,540	3,736
Credit Suisse Mortgage Capital Certificates
0.501% due 12/27/2035		1,534	1,471
First Horizon Alternative Mortgage Securities Trust
2.219% due 06/25/2034		310	305
2.281% due 01/25/2036 ^		560	451
2.308% due 06/25/2036		531	435
First Horizon Mortgage Pass-Through Trust
2.389% due 11/25/2037 ^		3,851	3,341
Granite Mortgages PLC
0.946% due 09/20/2044	GBP	161	239
HarborView Mortgage Loan Trust
0.998% due 11/19/2034		$96	73
IndyMac Mortgage Loan Trust
0.384% due 04/25/2046		3,347	2,655
2.528% due 10/25/2034		55	53
JPMorgan Alternative Loan Trust
0.324% due 07/25/2036		93	93
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		189	197
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	55
Morgan Stanley Capital Trust
5.665% due 04/15/2049		985	1,061
RBSSP Resecuritization Trust
0.421% due 02/26/2037		1,148	1,081
RMAC Securities PLC
0.712% due 06/12/2044	GBP	1,741	2,446
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$526	540
Thornburg Mortgage Securities Trust
1.424% due 06/25/2037		151	133
1.941% due 06/25/2037		564	545

Wachovia Bank Commercial Mortgage Trust
5.707% due 06/15/2049		3,611	3,880
5.749% due 07/15/2045		511	536
5.964% due 02/15/2051		241	263
WaMu Mortgage Pass-Through Certificates Trust
0.404% due 04/25/2045		129	122
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		721	720
2.628% due 06/25/2035		468	473

Total Mortgage-Backed Securities (Cost $29,241)			31,798

ASSET-BACKED SECURITIES 16.9%
Access Group, Inc.
1.556% due 10/27/2025		574	575
ACE Securities Corp.
0.329% due 08/25/2036		480	405
0.334% due 05/25/2036		1,643	1,464
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.894% due 03/25/2035		1,900	1,831
Asset-Backed Funding Certificates Trust
0.334% due 01/25/2037		3,798	2,366
0.394% due 01/25/2037		2,642	1,661
Atlas Senior Loan Fund Ltd.
1.457% due 08/18/2025		1,000	987
Avoca CLO PLC
0.348% due 09/15/2021	EUR	250	268
Bear Stearns Asset-Backed Securities Trust
0.374% due 04/25/2037 ^		$766	730
0.664% due 09/25/2035		1,100	935
1.424% due 08/25/2037		242	222
Belle Haven ABS CDO Ltd.
0.613% due 11/03/2044		313	164
0.653% due 11/03/2044		479	250
Berica Asset-Backed Security SRL
0.321% due 12/31/2055	EUR	895	961
Carlyle Global Market Strategies CLO Ltd.
1.373% due 07/15/2025		$1,000	988
Citigroup Mortgage Loan Trust, Inc.
0.314% due 08/25/2036		101	91
Countrywide Asset-Backed Certificates
0.314% due 08/25/2037		4,000	3,303
0.324% due 12/25/2036		1,141	1,073
0.324% due 04/25/2047		1,518	1,244
0.364% due 06/25/2047		4,000	3,460
5.099% due 07/25/2036		300	238
Countrywide Asset-Backed Certificates Trust
0.431% due 05/25/2036		23	23
0.521% due 05/25/2036		330	320
5.103% due 05/25/2035		800	800
5.213% due 08/25/2035		600	593
Credit-Based Asset Servicing and Securitization LLC
4.027% due 03/25/2037 ^		3,100	1,933
First Franklin Mortgage Loan Trust
0.534% due 10/25/2035		1,021	954
GoldenTree Loan Opportunities Ltd.
1.406% due 04/25/2025		2,000	1,979
GSAA Home Equity Trust
0.454% due 07/25/2037		2,876	1,074
GSAMP Trust
0.404% due 03/25/2047		2,000	1,345
HSI Asset Securitization Corp. Trust
0.284% due 12/25/2036		2,148	1,023
0.394% due 12/25/2036		777	374
Huntington CDO Ltd.
0.525% due 11/05/2040		381	362
MASTR Asset-Backed Securities Trust
0.344% due 10/25/2036		1,072	920
Morgan Stanley ABS Capital, Inc. Trust
0.314% due 11/25/2036		254	178
0.324% due 10/25/2036		584	408
0.464% due 01/25/2036		500	450
Newcastle CDO Ltd.
0.607% due 12/24/2039		196	192
OHA Credit Partners Ltd.
1.351% due 04/20/2025		1,000	989
Option One Mortgage Loan Trust
0.504% due 04/25/2037		4,349	2,657
Residential Asset Securities Corp. Trust
0.634% due 11/25/2035		3,100	2,449
Securitized Asset-Backed Receivables LLC Trust
0.939% due 02/25/2034		611	579
Sierra Madre Funding Ltd.
0.555% due 09/07/2039		1,209	959
0.575% due 09/07/2039		2,790	2,214

Structured Asset Investment Loan Trust
0.534% due 10/25/2035		453	446
Tralee CLO Ltd.
1.607% due 07/20/2026		3,000	2,966
Triaxx Prime CDO Ltd.
0.436% due 10/02/2039		442	375

Total Asset-Backed Securities (Cost $43,170)			49,778

SOVEREIGN ISSUES 13.1%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	21,000	6,178
0.000% due 01/01/2016		9,000	2,564
0.000% due 01/01/2017		18,500	4,649
0.000% due 07/01/2017		14,400	3,405
Hellenic Republic Government Bond
4.750% due 04/17/2019	EUR	400	286
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024		5,600	6,711
4.750% due 09/01/2044		400	686
5.000% due 09/01/2040		1,000	1,705
New Zealand Government Bond
2.000% due 09/20/2025	NZD	200	158
3.000% due 09/20/2030		800	711
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,100	1,270
5.250% due 02/18/2024		$600	692
Spain Government International Bond
2.750% due 10/31/2024	EUR	7,700	9,451

Total Sovereign Issues (Cost $46,188)			38,466

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (d)		8,600	229

Total Preferred Securities (Cost $230)			229

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
0.039% due 04/23/2015 - 06/11/2015 (b)(e)(i)		$641	641

Total Short-Term Instruments (Cost $641)			641

Total Investments in Securities (Cost $289,369)			291,613

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III		1,648,417	16,347

Total Short-Term Instruments (Cost $16,345)			16,347

Total Investments in Affiliates (Cost $16,345)			16,347

Total Investments 104.5% (Cost $305,714)			$307,960
Financial Derivative Instruments (f)(h) 4.2% (Cost or Premiums, net $(1,232))			12,307
Other Assets and Liabilities, net (8.7%)			(25,668)

Net Assets 100.0%			$294,599

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	(0.150%)	03/24/2015	04/02/2015	$(6,381)	$(6,380)
	0.450%	03/30/2015	04/06/2015	(2,089)	(2,089)
GSC	0.600%	03/31/2015	04/01/2015	(3,871)	(3,871)
TDM	0.350%	03/31/2015	04/01/2015	(555)	(555)

Total Sale-Buyback Transactions					$(12,895)

(1)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $12,333 at a weighted average interest rate of 0.149%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	04/01/2045	$7,700	$(7,771)	$(7,874)
Fannie Mae	3.500%	05/01/2045	12,500	(13,080)	(13,102)
Fannie Mae	4.000%	05/01/2045	27,400	(29,185)	(29,253)
Fannie Mae	4.500%	04/01/2045	1,000	(1,086)	(1,091)
Fannie Mae	4.500%	05/01/2045	200	(217)	(218)

				$(51,339)	$(51,538)

Total Short Sales				$(51,339)	$(51,538)

(e)	Securities with an aggregate market value of $13,209 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$129.000	05/22/2015	104	$(90)	$(114)

Total Written Options				$(90)	$(114)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	189	$78	$7	$0
90-Day Eurodollar December Futures	Short	12/2016	235	(224)	0	(27)
90-Day Eurodollar June Futures	Short	06/2015	99	(8)	0	(1)
90-Day Eurodollar June Futures	Short	06/2016	7	(1)	0	(1)
90-Day Eurodollar March Futures	Short	03/2016	59	(9)	0	(4)
90-Day Eurodollar September Futures	Short	09/2015	52	(6)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	1	(0)	0	0
Canada Government 10-Year Bond June Futures	Short	06/2015	36	(62)	3	(3)
Euro-BTP Italy Government Bond June Futures	Long	06/2015	53	53	60	0
Euro-Bund 10-Year Bond June Futures	Short	06/2015	8	(10)	1	(2)
U.S. Treasury 10-Year Note June Futures	Long	06/2015	270	228	84	0

Total Futures Contracts				$39	$155	$(39)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$4,500	$327	$25	$5	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	12/17/2016		$100,800	$(785)	$(517)	$0	$(33)
Receive	3-Month USD-LIBOR	1.850%	05/18/2017		23,300	(141)	(73)	0	(10)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		26,700	(166)	(135)	0	(16)
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		28,500	(439)	(346)	0	(31)
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		51,700	(937)	(868)	0	(83)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		18,100	(284)	(259)	0	(29)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		35,300	(1,922)	(1,067)	0	(73)
Receive	3-Month USD-LIBOR	2.550%	09/04/2024		2,300	(116)	(109)	0	(5)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		16,400	(1,598)	(1,156)	0	(35)
Receive	3-Month USD-LIBOR	2.250%	05/13/2025		3,900	(68)	(12)	0	(8)
Receive	6-Month EUR-EURIBOR	0.430%	12/11/2019	EUR	13,700	(152)	(138)	0	(9)
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025		8,900	(146)	(10)	0	(32)
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		400	(115)	(115)	0	(9)
Receive	6-Month EUR-EURIBOR	1.000%	03/18/2045		1,400	(84)	(87)	0	(29)
Receive	6-Month EUR-EURIBOR	1.250%	09/16/2045		600	(78)	0	0	0
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		500	(100)	(39)	0	(11)
Receive	6-Month GBP-LIBOR	2.050%	09/23/2019	GBP	600	(31)	(29)	0	0
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020		2,100	(56)	(42)	0	0
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		3,700	(191)	(155)	1	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	9,000	16	(6)	1	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019		3,800	4	4	0	0
Pay	28-Day MXN-TIIE	7.500%	06/02/2021		15,000	106	(15)	3	0
Pay	28-Day MXN-TIIE	7.740%	05/29/2024		23,000	47	8	0	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		97,500	178	165	0	0

						$(7,058)	$(5,001)	$5	$(413)

Total Swap Agreements						$(6,731)	$(4,976)	$10	$(413)

(g)	Securities with an aggregate market value of $1,718 and cash of $3,989 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	BRL	805		$251	$0	$(1)
	04/2015	GBP	631		935	1	(2)
	04/2015	INR	44,272		700	0	(10)
	04/2015	NZD	1,173		881	5	0
	04/2015		$259	BRL	805	0	(7)
	04/2015		737	CAD	936	2	0
	04/2015		414	EUR	380	4	(9)
	04/2015		1,200	GBP	801	0	(12)
	04/2015		15,060	JPY	1,800,175	0	(51)
	05/2015	JPY	1,800,175		$15,067	50	0
	05/2015	MXN	1,873		124	1	0
	05/2015		$782	MXN	11,833	0	(8)
	06/2015	EUR	2,743		$3,729	777	0
	06/2015		$315	EUR	241	0	(55)
	06/2016	EUR	7,597		$10,403	2,149	0
	06/2016		$450	EUR	333	0	(88)
BPS	04/2015	BRL	805		$251	0	(1)
	04/2015	EUR	766		812	0	(12)
	04/2015		$259	BRL	805	0	(7)
	06/2015	EUR	1,118		$1,516	313	0
	06/2015		$4,009	EUR	2,989	0	(792)
	10/2015	BRL	7,000		$2,792	719	0
	01/2016		4,000		1,554	399	0
	01/2017		5,000		1,817	497	0
	07/2017		7,400		2,540	662	0
BRC	04/2015	SGD	24		18	0	0
	05/2015	MXN	1,883		126	3	0
	06/2015	EUR	1,564		2,125	441	0
	06/2015		$506	EUR	383	0	(93)
	06/2016	EUR	1,536		$2,112	442	0
CBK	04/2015		6,253		6,750	27	0
	04/2015	GBP	192		294	10	0
	04/2015	HKD	280		36	0	0
	04/2015		$493	AUD	634	0	(10)
	05/2015	MXN	16,513		$1,068	0	(12)
	05/2015		$234	MXN	3,506	0	(5)
	06/2015	EUR	1,713		$2,342	498	0
	06/2015		$1,389	EUR	1,050	0	(259)
DUB	04/2015	INR	30,808		$487	0	(7)
	04/2015	JPY	1,024,675		8,575	31	0
	04/2015		$2,053	AUD	2,680	0	(12)
	05/2015	MXN	6,616		$427	0	(6)
	06/2015		$1,517	EUR	1,167	0	(261)
	10/2015	BRL	4,000		$1,533	348	0
	02/2016	EUR	1,350		1,817	357	0
	06/2016		809		1,108	229	0
	06/2016		$1,326	EUR	981	0	(260)
	10/2016	JPY	120,988		$1,710	685	0
FBF	04/2015	BRL	806		259	6	0
	04/2015		$251	BRL	806	1	0
	06/2015	EUR	2,265		$3,074	636	0
	10/2015	BRL	10,000		3,743	781	0
GLM	04/2015	AUD	3,329		2,595	60	0
	04/2015	EUR	11,689		13,247	679	0
	04/2015	GBP	852		1,312	48	0
	04/2015	JPY	228,800		1,897	2	(13)
	05/2015	CHF	113		123	6	0
	06/2015		$2,507	EUR	1,885	0	(478)
JPM	04/2015	BRL	3,777		$1,183	7	(7)
	04/2015	GBP	414		636	22	0
	04/2015	INR	131,718		2,081	0	(33)
	04/2015	JPY	546,700		4,504	0	(55)
	04/2015		$1,286	BRL	3,777	1	(104)
	04/2015		5,107	EUR	4,709	26	(70)
	04/2015		4,425	MXN	65,117	0	(161)
	05/2015	KRW	3,319,401		$2,935	0	(53)
	05/2015		$916	BRL	2,971	7	0
	06/2015	INR	166,472		$2,626	0	(11)
MSB	04/2015	GBP	2,711		4,087	66	0
	05/2015	MXN	6,632		428	0	(6)
	05/2015		$2,227	MXN	34,179	9	0
	06/2015	EUR	2,424		$3,323	714	0
	08/2015	SAR	534		142	0	0
	08/2015		$142	SAR	534	0	0
	06/2016	EUR	2,157		$2,967	623	0
	01/2017	BRL	4,000		1,452	396	0
NAB	06/2015	EUR	1,580		2,149	448	0
	06/2016		4,573		6,279	1,310	0
	07/2016		3,919		5,317	1,051	0
NGF	04/2015	INR	38,399		607	0	(9)
	05/2015	MXN	6,615		427	0	(6)
SCX	05/2015		$2,434	MXN	35,706	0	(98)
	06/2015		6,607	INR	416,953	0	(2)
UAG	04/2015		14,963	EUR	13,619	0	(319)
	04/2015		3,911	INR	245,196	24	0
	05/2015	EUR	13,619		$14,970	319	0
	06/2015	INR	245,196		3,857	0	(27)
	06/2015		$904	EUR	686	0	(166)
	01/2016	BRL	5,000		$1,930	486	0
	01/2017		9,000		3,240	863	0
	07/2017		7,000		2,466	688	0

Total Forward Foreign Currency Contracts						$17,929	$(3,598)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016	$125	$3	$2
	Call - OTC USD versus CNH		7.500	02/02/2016	125	1	0
CBK	Call - OTC USD versus CNH		6.400	02/02/2016	130	3	2
FBF	Call - OTC USD versus CNH		7.400	02/02/2016	130	1	0
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	1,200	2	1
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016	1,805	49	29
	Call - OTC USD versus CNH		7.400	02/02/2016	1,805	11	5
MSB	Call - OTC USD versus SAR	SAR	3.759	07/30/2015	400	1	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016	1,810	38	22
	Call - OTC USD versus CNH		7.500	02/02/2016	1,810	10	4

						$119	$65

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.720%	02/04/2016	$900	$2	$2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	22,200	50	76
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	12,300	25	44
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	1,100	84	52
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	1,400	121	62
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	1,800	132	78
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	44,400	128	151
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.700%	02/04/2016	51,800	109	104
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.700%	02/18/2016	51,800	109	110
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	36,500	97	121
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045%	01/06/2016	29,600	70	81
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	5,600	399	234

							$1,326	$1,115

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$4,500	$11	$8

Total Purchased Options						$1,456	$1,188

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus CAD	CAD	1.380	05/22/2015	EUR	272	$(2)	$(7)
	Put - OTC EUR versus JPY	JPY	135.000	04/14/2015		1,188	(17)	(60)
	Call - OTC EUR versus JPY		142.900	04/14/2015		1,188	(12)	0
	Put - OTC EUR versus USD		$1.040	06/11/2015		5,270	(31)	(56)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$217	(5)	(6)
	Call - OTC USD versus BRL		3.960	03/10/2016		300	(10)	(12)
BPS	Put - OTC EUR versus USD		$1.030	05/22/2015	EUR	2,721	(19)	(17)
	Call - OTC EUR versus USD		1.110	05/22/2015		2,721	(19)	(19)
	Put - OTC EUR versus USD		1.040	06/11/2015		270	(2)	(3)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$250	(2)	(1)
FBF	Put - OTC AUD versus USD		$0.758	06/01/2015	AUD	1,900	(12)	(28)
	Put - OTC AUD versus USD		0.763	06/01/2015		1,900	(14)	(33)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$905	(20)	(26)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		260	(3)	(1)
HUS	Put - OTC EUR versus CAD	CAD	1.380	05/22/2015	EUR	1,040	(8)	(26)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		$822	(26)	(32)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		3,610	(38)	(18)
MSB	Put - OTC AUD versus USD		$0.760	06/01/2015	AUD	1,800	(12)	(29)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$3,620	(33)	(16)

							$(285)	$(390)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$900	$(2)	$(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	4,300	(115)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	2,500	(27)	(60)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	4,600	(56)	(144)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	4,600	(84)	(50)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	5,900	(122)	(60)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	7,600	(132)	(75)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	4,300	(115)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	9,200	(130)	(287)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	51,800	(109)	(105)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016	51,800	(109)	(111)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	10,600	(77)	(78)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/17/2015	10,600	(73)	(58)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016	7,800	(96)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	23,600	(405)	(223)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	7,900	(96)	(147)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016	6,400	(72)	(74)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	13,900	(264)	(23)

							$(2,084)	$(1,507)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC Put - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$9,000	$(11)	$(7)

Total Written Options						$(2,380)	$(1,904)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Pay	USD-BRL versus EUR-BRL	80.000%	04/27/2015	$200	$0	$(4)	$0	$(4)
GLM	Pay	USD-BRL versus EUR-BRL	81.000%	04/24/2015	100	0	(2)	0	(2)

						$0	$(6)	$0	$(6)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.207%		$500	$9	$(3)	$6	$0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.459%		1,100	20	3	23	0
	Brazil Government International Bond	1.000%	12/20/2016	1.785%		200	(3)	0	0	(3)
	China Government International Bond	1.000%	03/20/2019	0.676%		200	1	2	3	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	4.837%		1,000	(14)	(4)	0	(18)
	General Electric Capital Corp.	1.000%	09/20/2015	0.224%		1,400	13	(7)	6	0
	HSBC Bank PLC	1.000%	03/20/2019	0.442%	EUR	1,000	18	6	24	0
	Italy Government International Bond	1.000%	06/20/2019	0.859%		$2,100	(38)	51	13	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		2,200	4	(4)	0	0
	Russia Government International Bond	1.000%	06/20/2015	3.577%		2,000	(1)	(10)	0	(11)
	Russia Government International Bond	1.000%	09/20/2015	3.577%		600	(3)	(4)	0	(7)
	Sprint Communications, Inc.	5.000%	12/20/2019	3.763%		200	10	0	10	0
BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.170%		800	14	(6)	8	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.299%		1,500	37	(10)	27	0
	China Government International Bond	1.000%	12/20/2019	0.827%		900	10	(2)	8	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.224%		1,400	13	(7)	6	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.175%		900	9	(5)	4	0
BRC	China Government International Bond	1.000%	03/20/2019	0.676%		2,600	10	24	34	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.224%		700	6	(3)	3	0
	Italy Government International Bond	1.000%	09/20/2019	0.887%		300	0	2	2	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.175%		1,100	11	(6)	5	0
	MetLife, Inc.	1.000%	09/20/2019	0.639%		600	11	(2)	9	0
	Spain Government International Bond	1.000%	03/20/2019	0.651%		200	(2)	5	3	0
CBK	Brazil Government International Bond	1.000%	12/20/2016	1.785%		200	(3)	0	0	(3)
	Brazil Government International Bond	1.000%	03/20/2017	1.933%		300	(3)	(2)	0	(5)
	Brazil Government International Bond	1.000%	09/20/2017	2.144%		1,900	(4)	(48)	0	(52)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2019	0.549%		300	9	(3)	6	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	4.837%		700	(8)	(4)	0	(12)
	General Electric Capital Corp.	1.000%	06/20/2015	0.224%		400	3	(3)	0	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.175%		400	3	(3)	0	0
	MetLife, Inc.	1.000%	06/20/2016	0.168%		200	3	(1)	2	0
	Portugal Government International Bond	1.000%	03/20/2016	0.382%		1,300	(8)	17	9	0
	Sprint Communications, Inc.	5.000%	12/20/2019	3.763%		4,000	202	12	214	0
	Teck Resources Ltd.	1.000%	09/20/2019	2.089%		200	(3)	(6)	0	(9)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.207%		1,300	23	(7)	16	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2018	0.367%		300	8	(2)	6	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.657%		400	(5)	12	7	0
	Brazil Government International Bond	1.000%	03/20/2016	1.195%		100	0	0	0	0
	Brazil Government International Bond	1.000%	12/20/2016	1.785%		500	(7)	1	0	(6)
	Ford Motor Co.	5.000%	03/20/2019	0.663%		200	37	(3)	34	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.224%		1,500	14	(8)	6	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.285%		1,800	27	(10)	17	0
	HSBC Bank PLC	1.000%	03/20/2019	0.442%	EUR	400	6	3	9	0

	Italy Government International Bond	1.000%	03/20/2019	0.832%		$200	(4)	5	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.859%		4,000	0	25	25	0
	Italy Government International Bond	1.000%	09/20/2019	0.887%		2,600	6	8	14	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.175%		1,700	16	(9)	7	0
	MetLife, Inc.	1.000%	03/20/2019	0.561%		2,000	14	21	35	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		200	0	0	0	0
	Spain Government International Bond	1.000%	06/20/2016	0.306%		1,700	23	(8)	15	0
FBF	JPMorgan Chase & Co.	1.000%	09/20/2015	0.175%		1,400	13	(7)	6	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		100	0	0	0	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.658%		100	2	0	2	0
	Wells Fargo & Co.	1.000%	09/20/2017	0.184%		1,400	31	(2)	29	0
GST	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.299%		300	7	(2)	5	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2018	0.402%		1,300	37	(10)	27	0
	Brazil Government International Bond	1.000%	03/20/2016	1.195%		200	0	0	0	0
	Citigroup, Inc.	1.000%	03/20/2019	0.587%		500	5	3	8	0
	Continental Resources, Inc.	1.000%	06/20/2016	1.460%		4,500	58	(81)	0	(23)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	4.837%		800	(9)	(5)	0	(14)
	MetLife, Inc.	1.000%	09/20/2019	0.639%		300	6	(1)	5	0
	Portugal Government International Bond	1.000%	12/20/2015	0.319%		800	(3)	7	4	0
	Portugal Government International Bond	1.000%	03/20/2016	0.382%		900	(5)	11	6	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.658%		200	4	(1)	3	0
	Spain Government International Bond	1.000%	03/20/2019	0.651%		300	(3)	7	4	0
HUS	Italy Government International Bond	1.000%	06/20/2017	0.559%		4,100	41	0	41	0
	Italy Government International Bond	1.000%	03/20/2019	0.832%		300	(6)	8	2	0
	Mexico Government International Bond	1.000%	12/20/2016	0.718%		500	6	(4)	2	0
	Mexico Government International Bond	1.000%	12/20/2018	1.007%		1,000	1	(1)	0	0
JPM	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.207%		500	9	(3)	6	0
	Ford Motor Co.	5.000%	03/20/2019	0.663%		200	37	(3)	34	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	4.837%		200	(2)	(0)	0	(2)
	HSBC Bank PLC	1.000%	03/20/2019	0.442%	EUR	3,800	64	28	92	0
	Qatar Government International Bond	1.000%	06/20/2019	0.652%		$1,000	20	(6)	14	0
MYC	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.207%		500	9	(3)	6	0
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	1.062%		100	1	(1)	0	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.224%		900	8	(5)	3	0
	Italy Government International Bond	1.000%	03/20/2019	0.832%		200	(4)	5	4	(3)
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.175%		400	3	(3)	0	0
	Mexico Government International Bond	1.000%	12/20/2016	0.718%		200	3	(2)	1	0

							$817	$(64)	$921	$(168)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$2,332	$(461)	$2	$0	$(459)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	300	40	5	45	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	1,704	(337)	1	0	(336)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	200	27	3	30	0
	MCDX-23 5-Year Index	1.000%	12/20/2019	1,100	9	(3)	6	0
GST	MCDX-23 5-Year Index	1.000%	12/20/2019	800	6	(2)	4	0
MYC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	1,704	(340)	5	0	(335)
	MCDX-23 5-Year Index	1.000%	12/20/2019	200	1	(1)	0	0

					$(1,055)	$10	$85	$(1,130)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	80	$0	$13	$13	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		10	0	0	0	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	4,400	8	(24)	0	(16)
	Pay	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	2,000	(2)	18	16	0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	40	0	6	6	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	26,800	13	(123)	0	(110)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		34,500	(66)	(443)	0	(509)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		10,100	(3)	(44)	0	(47)
	Pay	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	2,300	0	21	21	0
CBK	Pay	1-Month GBP-UKRPI	2.945%	01/12/2025	GBP	20	0	0	0	0
	Pay	3-Month EUR-EXT-CPI Index	0.725%	01/30/2020	EUR	1,000	0	7	7	0
	Pay	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020		1,700	0	(2)	0	(2)
DUB	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	6,300	10	(34)	0	(24)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		2,700	9	(33)	0	(24)
FBF	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	120	0	20	20	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		32	0	3	3	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		10	0	0	0	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	12,500	20	(66)	0	(46)
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	940	0	10	10	0
	Pay	1-Year BRL-CDI	12.180%	01/02/2018	BRL	5,200	0	(28)	0	(28)
	Pay	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	5,000	(12)	44	32	0
	Pay	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		5,000	0	55	55	0
	Pay	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		4,700	(1)	(4)	0	(5)
HUS	Pay	1-Year BRL-CDI	12.180%	01/02/2018	BRL	5,300	2	(30)	0	(28)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	20,000	18	17	35	0
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024		16,500	1	30	31	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	100	1	14	15	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		90	0	15	15	0
	Pay	1-Year BRL-CDI	12.180%	01/02/2018	BRL	5,400	2	(29)	1	(28)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		8,500	22	(63)	0	(41)
	Pay	3-Month EUR-EXT-CPI Index	0.665%	01/30/2020	EUR	300	0	3	3	0
UAG	Pay	1-Month GBP-UKRPI	2.945%	01/12/2025	GBP	30	0	0	0	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	900	2	(6)	0	(4)
	Pay	3-Month EUR-EXT-CPI Index	0.740%	01/28/2020	EUR	3,100	(3)	24	21	0

							$20	$(629)	$303	$(912)

Total Swap Agreements							$(218)	$(689)	$1,309	$(2,216)

(i)	Securities with an aggregate market value of $664 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,637	$0	$13,637
Corporate Bonds & Notes
Banking & Finance	0	46,867	0	46,867
Industrials	0	21,540	0	21,540
Utilities	0	16,475	0	16,475
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	4,916	420	5,336
U.S. Treasury Obligations	0	65,746	0	65,746
Mortgage-Backed Securities	0	31,798	0	31,798
Asset-Backed Securities	0	49,778	0	49,778
Sovereign Issues	0	38,466	0	38,466
Preferred Securities
Banking & Finance	0	229	0	229
Short-Term Instruments
U.S. Treasury Bills	0	641	0	641
	$0	$291,193	$420	$291,613

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,347	$0	$0	$16,347

Total Investments	$16,347	$291,193	$420	$307,960

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(51,538)	$0	$(51,538)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	154	11	0	165
Over the counter	0	20,426	0	20,426
	$154	$20,437	$0	$20,591

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(528)	0	(566)
Over the counter	0	(7,695)	(23)	(7,718)

	$(38)	$(8,223)	$(23)	$(8,284)

Totals	$16,463	$251,869	$397	$268,729

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I, II and IV, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi Asset Managed Volatility Portfolio and PIMCO Global Multi Asset Managed Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2015 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	$424,946	$68,999	16.2%
PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Fund IV, Ltd.	02/24/2012	03/29/2012	96,430	6,193	6.4%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	03/29/2012	968,086	40,984	4.2%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair market value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales or closing prices are reported, equity securities are generally valued at the mean of the last available bid and ask quotations on the exchange or market on which the security is primarily traded, or use other information based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair market value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or other financial derivative instruments cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold or settled.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2015, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Portfolio Managed Allocation (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the Commodity Subsidiary’s contemplated activities also cannot be carried forward to reduce future Commodity Subsidiary’s income in subsequent years. However, if the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of March 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Portfolio	$1,167,199	$25,413	$(93,024)	$(67,611)
PIMCO All Asset All Authority Portfolio	19,765	25	(1,409)	(1,384)
PIMCO CommodityRealReturn® Strategy Portfolio	687,884	5,485	(22,331)	(16,846)
PIMCO Emerging Markets Bond Portfolio	299,277	10,723	(24,564)	(13,841)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	214,435	2,430	(7,904)	(5,474)
PIMCO Foreign Bond Portfolio (Unhedged)	41,901	1,015	(2,482)	(1,467)
PIMCO Global Advantage® Strategy Bond Portfolio	238,293	4,134	(16,099)	(11,965)
PIMCO Global Bond Portfolio (Unhedged)	293,755	9,185	(16,627)	(7,442)
PIMCO Global Diversified Allocation Portfolio	504,181	1,829	(24,140)	(22,311)
PIMCO Global Multi-Asset Managed Volatility Portfolio	95,694	1,306	(2,132)	(826)
PIMCO Global Multi-Asset Managed Allocation Portfolio	1,094,977	17,925	(23,451)	(5,526)
PIMCO High Yield Portfolio	1,200,077	35,367	(22,521)	12,846
PIMCO Long-Term U.S. Government Portfolio	208,306	19,423	(1,055)	18,368
PIMCO Low Duration Portfolio	2,332,002	15,354	(74,611)	(59,257)
PIMCO Money Market Portfolio	39,331	0	0	0
PIMCO Real Return Portfolio	4,628,844	58,257	(122,143)	(63,886)
PIMCO Short-Term Portfolio	242,756	676	(1,668)	(992)
PIMCO Total Return Portfolio	10,351,731	320,130	(252,022)	68,108
PIMCO Unconstrained Bond Portfolio	306,108	11,098	(9,246)	1,852

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. RELATED PARTY TRANSACTIONS

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolios may also invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolios’ transactions in and earnings from investments in the Underlying PIMCO Funds and the Central Funds for the period ended March 31, 2015 (amounts in thousands†):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$34,968	$0	$(1,162)	$(590)	$(1,486)	$31,730	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	44,347	674	(147)	(62)	(2,243)	42,569	0	0
PIMCO Credit Absolute Return Fund	3,580	1,294	0	0	33	4,907	14	0
PIMCO Diversified Income Fund	1,163	13	(724)	157	(138)	471	13	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	47,345	5,273	(121)	(5)	(551)	51,941	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	88,954	9,225	(311)	(44)	(116)	97,708	0	0
PIMCO Emerging Local Bond Fund	102,771	1,115	(438)	(96)	(4,873)	98,479	1,114	0
PIMCO Emerging Markets Bond Fund	5,768	49	(2,929)	(321)	325	2,892	50	0
PIMCO Emerging Markets Corporate Bond Fund	2,745	21	(1,797)	(165)	128	932	21	0
PIMCO Emerging Markets Currency Fund	102,512	25,835	(99)	(12)	(2,085)	126,151	764	0
PIMCO EqS Pathfinder Fund®	15,185	0	(4,207)	(37)	505	11,446	0	0
PIMCO EqS® Long/Short Fund	5,477	0	(1,739)	257	(81)	3,914	0	0
PIMCO Floating Income Fund	704	2,537	0	0	35	3,276	30	0
PIMCO Foreign Bond Fund (Unhedged)	3,564	11	(37)	(4)	(90)	3,444	11	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	55,301	1,160	(13,335)	(953)	281	42,454	55	0
PIMCO Fundamental IndexPLUS® AR Fund	6,643	14	(4,332)	(448)	384	2,261	14	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	916	0	0	0	(49)	867	11	0
PIMCO Global Advantage® Strategy Bond Fund	534	2,098	0	0	(20)	2,612	5	0
PIMCO Global Dividend Fund	74	0	(76)	(15)	17	0	0	0
PIMCO Government Money Market Fund	7,896	100,180	(105,380)	0	0	2,696	0	0
PIMCO High Yield Fund	32,796	12,588	(15,337)	(524)	1,000	30,523	533	0
PIMCO High Yield Spectrum Fund	33,104	501	(221)	(19)	348	33,713	501	0
PIMCO Income Fund	72,040	915	(8,246)	589	(226)	65,072	915	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	35,479	85	(17,013)	(3,780)	4,047	18,818	85	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	88	0	(95)	25	(18)	0	0	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	17	0	(18)	6	(4)	1	0	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	47,572	0	(3,054)	(63)	2,030	46,485	0	0
PIMCO Investment Grade Corporate Bond Fund	27,213	198	(7,590)	(21)	574	20,374	198	0
PIMCO Long Duration Total Return Fund	21,510	169	(13,598)	631	(238)	8,474	169	0
PIMCO Long-Term Credit Fund	19,634	554	(15,375)	2,269	(1,808)	5,274	180	0
PIMCO Long-Term U.S. Government Fund	44,542	132	(45,517)	4,607	(3,734)	30	132	0
PIMCO Low Duration Active Exchange-Traded Fund	2,621	0	0	0	38	2,659	7	0
PIMCO Low Duration Fund	18,468	35,229	(46,187)	19	61	7,590	36	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	30,454	0	(10,022)	(142)	(9)	20,281	0	0
PIMCO Mortgage Opportunities Fund	6,897	47	0	0	44	6,988	48	0
PIMCO Real Return Asset Fund	15,235	55,725	(611)	5	779	71,133	28	0
PIMCO Real Return Fund	16,348	42	(2,296)	(110)	331	14,315	42	0
PIMCO RealEstateRealReturn Strategy Fund	32,520	109	(9,135)	(1,307)	3,441	25,628	109	0
PIMCO Senior Floating Rate Fund	24,361	7,364	(1,051)	(7)	218	30,885	268	0
PIMCO Short-Term Floating NAV Portfolio	2,002	1	(2,004)	0	1	0	1	0
PIMCO Short-Term Floating NAV Portfolio III	0	1,000	(900)	0	0	100	0	0
PIMCO Short-Term Fund	4	0	(4)	0	0	0	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	74	0	(77)	3	0	0	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,458	233	(1,806)	53	42	6,980	0	0
PIMCO StocksPLUS® Absolute Return Fund	56	0	(58)	20	(18)	0	0	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	20,143	279	(9,754)	(30)	388	11,026	46	0
PIMCO TRENDS Managed Futures Strategy Fund	2,331	0	0	0	56	2,387	0	0
PIMCO Unconstrained Bond Fund	26,521	4,038	(184)	(1)	3	30,377	85	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	42,390	1,650	(6,243)	(435)	(617)	36,745	200	0
PIMCO Worldwide Long/Short Fundamental Strategy Fund	34,839	36,912	0	0	76	71,827	111	0
Totals	$1,148,164	$307,270	$(353,230)	$(550)	$(3,219)	$1,098,435	$5,796	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$518	$48	$(9)	$(5)	$(28)	$524	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	362	110	(7)	(3)	(19)	443	0	0
PIMCO Credit Absolute Return Fund	124	8	(10)	(1)	2	123	0	0
PIMCO Diversified Income Fund	9	0	0	0	0	9	0	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	715	97	0	0	(10)	802	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	1,163	159	0	0	(3)	1,319	0	0
PIMCO Emerging Local Bond Fund	1,188	257	0	0	(69)	1,376	15	0
PIMCO Emerging Markets Bond Fund	157	1	(100)	(9)	8	57	1	0
PIMCO Emerging Markets Corporate Bond Fund	62	1	(37)	(3)	2	25	1	0
PIMCO Emerging Markets Currency Fund	1,134	408	0	0	(24)	1,518	9	0
PIMCO EqS Pathfinder Fund®	124	20	0	0	5	149	0	0
PIMCO EqS® Emerging Markets Fund	0	0	0	0	0	0	0	0
PIMCO EqS® Long/Short Fund	68	11	0	0	3	82	0	0
PIMCO Floating Income Fund	11	10	0	0	0	21	0	0
PIMCO Foreign Bond Fund (Unhedged)	40	21	0	0	(2)	59	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	667	137	(89)	(6)	(3)	706	1	0
PIMCO Fundamental IndexPLUS® AR Fund	72	11	(7)	(1)	0	75	0	0
PIMCO Global Advantage® Strategy Bond Fund	4	17	0	0	0	21	0	0
PIMCO High Yield Fund	368	55	(22)	(1)	5	405	5	0
PIMCO High Yield Spectrum Fund	455	129	0	0	6	590	8	0
PIMCO Income Fund	1,016	73	(25)	(1)	7	1,070	14	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	345	40	(63)	(23)	32	331	2	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	704	100	0	0	32	836	0	0
PIMCO Investment Grade Corporate Bond Fund	223	30	0	0	5	258	2	0
PIMCO Long Duration Total Return Fund	173	10	(155)	7	(4)	31	1	0
PIMCO Long-Term Credit Fund	155	9	(152)	8	(5)	15	1	0
PIMCO Long-Term U.S. Government Fund	391	1	(393)	40	(34)	5	1	0
PIMCO Low Duration Fund	100	997	(889)	0	1	209	1	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	365	36	(62)	(3)	0	336	0	0
PIMCO Mortgage Opportunities Fund	90	30	(15)	0	1	106	1	0
PIMCO Real Return Asset Fund	142	673	(10)	0	7	812	0	0
PIMCO Real Return Fund	226	20	(57)	(3)	6	192	1	0
PIMCO RealEstateRealReturn Strategy Fund	363	30	(77)	(12)	35	339	1	0
PIMCO Senior Floating Rate Fund	677	186	(8)	0	6	861	7	0
PIMCO Short-Term Floating NAV Portfolio	1	0	(1)	0	0	0	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	87	19	0	0	3	109	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	1,940	585	0	0	(47)	2,478	18	0
PIMCO Total Return Fund	243	8	(70)	(1)	5	185	1	0
PIMCO TRENDS Managed Futures Strategy Fund	33	0	(1)	0	1	33	0	0
PIMCO Unconstrained Bond Fund	372	50	0	0	0	422	1	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	650	29	(149)	(10)	(6)	514	3	0
PIMCO Worldwide Long/Short Fundamental Strategy Fund	556	374	0	0	5	935	1	0
Totals	$16,093	$4,800	$(2,408)	$(27)	$(77)	$18,381	$96	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$8,864	$830	$0	$0	$(84)	$9,610	$0	$0
PIMCO Emerging Markets Bond Fund	13,298	1,043	0	0	126	14,467	173	0
PIMCO EqS Pathfinder Fund®	21,972	1,030	0	0	817	23,819	0	0
PIMCO EqS® Emerging Markets Fund	13,263	890	0	0	244	14,397	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	13,200	922	0	0	298	14,420	46	0
PIMCO Fundamental IndexPLUS® AR Fund	21,854	2,131	0	0	(134)	23,851	135	0
PIMCO Global Advantage® Strategy Bond Fund	17,654	1,953	0	0	(437)	19,170	103	0
PIMCO Global Dividend Fund	31,065	1,853	0	0	645	33,563	154	0
PIMCO Income Fund	22,180	1,822	0	0	131	24,133	307	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	13,248	736	0	0	269	14,253	62	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	22,139	403	(500)	(8)	1,900	23,934	403	0
PIMCO Investment Grade Corporate Bond Fund	22,179	1,811	(380)	(17)	510	24,103	201	0
PIMCO Real Return Fund	22,159	2,003	(380)	(35)	329	24,076	63	0
PIMCO Short-Term Floating NAV Portfolio	19	0	0	0	0	19	0	0
PIMCO Short-Term Floating NAV Portfolio III	32,419	76,123	(66,300)	(156)	168	42,254	23	0
PIMCO Short-Term Fund	66,240	5,487	0	0	282	72,009	117	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	21,975	1,430	0	0	525	23,930	0	0
PIMCO Total Return Fund IV	66,452	5,344	(740)	2	1,093	72,151	114	0
Totals	$430,180	$105,811	$(68,300)	$(214)	$6,682	$474,159	$1,901	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Diversified Income Active Exchange-Traded Fund	$745	$0	$0	$0	$9	$754	$8	$0
PIMCO Emerging Markets Corporate Bond Fund	1,422	17	0	0	(10)	1,429	17	0
PIMCO EqS Pathfinder Fund®	2,480	0	0	0	91	2,571	0	0
PIMCO EqS® Emerging Markets Fund	1,216	0	0	0	22	1,238	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	728	0	0	0	(39)	689	9	0
PIMCO Income Fund	13,204	178	0	0	76	13,458	179	0
PIMCO Mortgage Opportunities Fund	2,445	18	0	0	15	2,478	17	0
PIMCO Short-Term Floating NAV Portfolio	14	0	0	0	0	14	0	0
PIMCO Short-Term Floating NAV Portfolio III	3,416	28,704	(27,800)	(8)	10	4,322	3	0
PIMCO StocksPLUS® Fund	8,293	0	0	0	133	8,426	0	0
PIMCO Total Return Fund	0	0	0	0	0	0	0	0
PIMCO TRENDS Managed Futures Strategy Fund	4,669	0	0	0	112	4,781	0	0
PIMCO Unconstrained Bond Fund	3,407	7	(3,435)	(43)	64	0	7	0
Totals	$42,039	$28,924	$(31,235)	$(51)	$483	$40,160	$240	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Diversified Income Active Exchange-Traded Fund	$13,998	$0	$0	$0	$178	$14,176	$146	$0
PIMCO Emerging Markets Corporate Bond Fund	25,466	297	(5,500)	(452)	226	20,037	296	0
PIMCO EqS Pathfinder Fund®	35,735	0	(8,200)	(2,548)	3,996	28,983	0	0
PIMCO EqS® Emerging Markets Fund	18,552	0	0	0	348	18,900	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	13,015	0	(2,611)	(268)	(419)	9,717	143	0
PIMCO Income Fund	204,664	2,610	(48,401)	(156)	1,290	160,007	2,610	0
PIMCO Mortgage Opportunities Fund	35,423	234	(5,900)	60	153	29,970	234	0
PIMCO Short-Term Floating NAV Portfolio	14	0	0	0	0	14	0	0
PIMCO Short-Term Floating NAV Portfolio III	18,490	312,638	(286,000)	(25)	35	45,138	38	0
PIMCO StocksPLUS® Fund	125,074	0	(39,500)	213	2,101	87,888	0	0
PIMCO TRENDS Managed Futures Strategy Fund	62,155	0	(8,699)	794	670	54,920	0	0
PIMCO Unconstrained Bond Fund	46,320	94	(46,705)	434	(143)	0	95	0
Totals	$598,906	$315,873	$(451,516)	$(1,948)	$8,435	$469,750	$3,562	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommodityRealReturn® Strategy Portfolio	$16	$0	$0	$0	$0	$16	$0	$0
PIMCO Emerging Markets Bond Portfolio	19	0	0	0	0	19	0	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	17	0	0	0	0	17	0	0
PIMCO Foreign Bond Portfolio (Unhedged)	15	0	0	0	0	15	0	0
PIMCO Global Advantage® Strategy Bond Portfolio	18	0	0	0	0	18	0	0
PIMCO High Yield Portfolio	10	0	(10)	0	0	0	0	0
PIMCO Long-Term U.S. Government Portfolio	17	0	0	0	0	17	0	0
PIMCO Real Return Portfolio	10	0	0	0	0	10	0	0
PIMCO Short-Term Portfolio	5	0	(1)	0	0	4	0	0
PIMCO Unconstrained Bond Portfolio	10	0	(10)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2015	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommodityRealReturn® Strategy Portfolio	$1,533	$135,612	$(82,600)	$6	$5	$54,556	$12	$0
PIMCO Emerging Markets Bond Portfolio	9,501	30,715	(15,600)	(45)	51	24,622	14	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	40,634	68,731	(61,000)	(199)	217	48,383	32	0
PIMCO Foreign Bond Portfolio (Unhedged)	1,818	7,803	(4,700)	(5)	6	4,922	2	0
PIMCO Global Advantage® Strategy Bond Portfolio	22,410	31,711	(39,700)	(110)	120	14,431	10	0
PIMCO High Yield Portfolio	87,554	134,993	(159,700)	(422)	468	62,893	93	0
PIMCO Long-Term U.S. Government Portfolio	15,612	108,708	(107,800)	(18)	29	16,531	9	0
PIMCO Low Duration Portfolio	186,362	257,582	(416,700)	(876)	955	27,323	82	0
PIMCO Real Return Portfolio	155,201	692,046	(615,300)	23	6	231,976	46	0
PIMCO Short-Term Portfolio	10,017	33,705	(41,150)	(14)	15	2,573	5	0
PIMCO Total Return Portfolio	1,038,357	639,985	(1,288,200)	(6,812)	7,156	390,486	586	0
PIMCO Unconstrained Bond Portfolio	21,120	61,316	(66,100)	(115)	126	16,347	16	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SAR	Saudi Riyal
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar	PHP	Philippine Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLSBRT 2H15	2nd Half 2015 LLS-Brent Spread Calendar Swap
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	CUAC 4Q15	4th Quarter of 2015 Corn-Ethanol Spread Calendar Swap	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap
BCOMTR	Bloomberg Commodity Index Total Return	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.HY	Credit Derivatives Index - High Yield	GSCI	Goldman Sachs Commodity Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNICP	JPMorgan Nic P Custom Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	LLSBRT 1H15	1st Half 2015 LLS-Brent Spread Calendar Swap	ULSD	Ultra-Low Sulfur Diesel

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
AID	Agency International Development	FSB	Federal Savings Bank	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JSC	Joint Stock Company	TBD	To Be Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	YOY	Year-Over-Year
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date:	May 28, 2015